UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 07584

                               RYDEX SERIES FUNDS
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: MARCH 31, 2005

                  Date of reporting period: SEPTEMBER 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                          THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
                                                                 BENCHMARK FUNDS
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO

                                                         [LOGO] RYDEXInvestments
RBENF-SEMI-0904                                 Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS FUND'S EXPENSES .........................................   3

FUND PROFILES ..............................................................   8

BENCHMARK FUNDS

   SCHEDULES OF INVESTMENTS ................................................  18

   STATEMENTS OF ASSETS AND LIABILITIES ....................................  70

   STATEMENTS OF OPERATIONS ................................................  74

   STATEMENTS OF CHANGES IN NET ASSETS .....................................  78

   FINANCIAL HIGHLIGHTS ....................................................  84

BENCHMARK PORTFOLIOS

   SCHEDULES OF INVESTMENTS ................................................  91

   STATEMENTS OF ASSETS AND LIABILITIES .................................... 100

   STATEMENTS OF OPERATIONS ................................................ 101

   STATEMENTS OF CHANGES IN NET ASSETS ..................................... 102

   FINANCIAL HIGHLIGHTS .................................................... 104

NOTES TO FINANCIAL STATEMENTS .............................................. 105

UNAUDITED PROXY VOTING INFORMATION ......................................... 115

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .................... 116

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy reached a more mature phase of the business cycle during the six-month period ending September 30, 2004. This phenomenon was marked by lower realized and forecasted gross domestic product (GDP) growth rates, reduced forecasts for future corporate earnings growth and a cumulative reported one million jobs created during the period. The Federal Reserve (Fed), observing these changes, raised the Fed Funds rate three times between June 30 and September 21. Inflation, as measured both by the Consumer Price Index (+1.7%) and Producer Price Index (+1.9%), rose during this time period.

Equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with slightly negative returns. The S&P 500(R) Index was down slightly, returning -0.18% over the period. Large-cap stocks tended to outperform small-cap stocks and the S&P 500 outperformed the S&P MidCap 400 TM and Russell 2000(R) indices, which returned -1.15% and -2.40%, respectively. Political and economic uncertainty led investors to return to the relative safety of large-cap stocks. The S&P 500 also outperformed the Nasdaq 100 Index(R), which posted a return of -1.79%.

There was good news, though. Between the end of March and September, the unemployment rate experienced a slight decline, moving from 5.6% to 5.4%.The improvement was driven in part by a 2.8% rebound in manufacturing payrolls.

RYDEX VALUE AND GROWTH FUNDS

During a period that demonstrated no clear direction for the economy, investors gravitated toward the generally perceived less risky value stocks, which outperformed growth stocks. For large-cap stocks, the S&P 500/Barra Value Index rose 0.81%, 3.70% more than the S&P 500/Barra Growth Index, which slid -2.89%.The S&P MidCap 400/Barra Value Index fell 0.39% during the period, outpacing the -2.64% return of the S&P MidCap 400/Barra Growth Index. Likewise, the S&P SmallCap 600/Barra Value Index outperformed the S&P SmallCap 600/Barra Growth Index by 1.54%, with both indices returning 2.51% and 0.97%, respectively. In line with the market trend of value outperforming growth, Rydex Small-Cap Value Fund H-Class returned a positive 2.54%, while Rydex Large-Cap Growth Fund H-Class returned -3.60%.

RYDEX INTERNATIONAL FUNDS

International stocks were mixed as European stocks rose and Japanese stocks fell during the past six months. Stronger growth prospects and controlled inflation helped to increase stock prices in Europe. Japanese stocks sold off in May when the market became concerned about a possible slow down in China's economy. The Dow Jones Stoxx SM 50 Index rose 0.20% in U.S. dollar terms while the Topix 100 Index fell 7.82% in U.S. dollar terms. Returns in Europe benefited from a 1% appreciation of the euro while Japanese returns were hurt by a 5% depreciation of the yen. Rydex Large-Cap Europe Fund H-Class was up 2.74% and Rydex Large-Cap Japan Fund H-Class closed the period down -17.14%.

RYDEX BOND FUNDS

The price of the Long Bond fell during April and May, raising the yield to a high of 5.56%, as an increase in inflation led investors to anticipate higher yields long term. In mid-June, core CPI came in below forecasts for the first time this year and Fed Chairman Alan Greenspan strongly reiterated the Fed's stance to raise rates at a "measured pace," removing inflationary pressures from the market. This outlook, along with increasing oil prices, prompted the Long Bond to rally and the yield to tumble to a low of 4.77% on September 27, 2004, and move up slightly to 4.90% to close out the period. With the rise in price of the Long Bond and the corresponding drop in yield, Rydex Juno Fund Investor Class, which seeks to provide total returns that will inversely correlate to the current LongTreasury Bond, turned from positive to negative and closed out the period with a total return of -1.21%. As the price of the bond moved higher, Rydex U.S. Government Bond Fund Investor Class did an about-face from its negative position, returning a positive 0.45%.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G.Verboncoeur
President

2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2004 and ending September 30, 2004.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                     BEGINNING                 ENDING          EXPENSES
                                    EXPENSE      ACCOUNT VALUE          ACCOUNT VALUE       PAID DURING
                                    RATIO +     MARCH 31, 2004     SEPTEMBER 30, 2004           PERIOD*
-------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                     1.25%++      $  1,000.00              $  984.20       $      6.22
   Advisor Class                      1.74%++         1,000.00                 981.60              8.64
   A-Class                            1.50%++         1,000.00                 982.90              7.46
   C-Class                            2.24%++         1,000.00                 979.00             11.11
URSA FUND
   Investor Class                     1.39%++         1,000.00               1,002.20              6.98
   Advisor Class                      1.88%++         1,000.00               1,000.00              9.43
   A-Class                            1.64%++         1,000.00               1,000.00              8.22
   C-Class                            2.38%++         1,000.00                 996.60             11.91
OTC FUND
   Investor Class                     1.22%           1,000.00                 975.30              6.04
   Advisor Class                      1.71%           1,000.00                 972.50              8.46
   A-Class                            1.48%           1,000.00                 973.60              7.32
   C-Class                            2.21%           1,000.00                 969.20             10.91
ARKTOS FUND
   Investor Class                     1.40%++         1,000.00               1,003.10              7.03
   Advisor Class                      1.90%++         1,000.00               1,000.40              9.53
   A-Class                            1.65%++         1,000.00               1,002.30              8.28
   C-Class                            2.39%++         1,000.00                 998.00             11.97
MEDIUS FUND
   A-Class                            1.66%           1,000.00                 963.30              8.17
   C-Class                            2.40%           1,000.00                 959.70             11.79
   H-Class                            1.65%           1,000.00                 962.90              8.12
INVERSE MID-CAP FUND
   A-Class                            1.65%           1,000.00               1,000.00              8.27
   C-Class                            2.40%           1,000.00                 996.10             12.01
   H-Class                            1.65%           1,000.00                 999.80              8.27
MEKROS FUND
   A-Class                            1.67%           1,000.00                 952.30              8.17
   C-Class                            2.40%           1,000.00                 948.50             11.72
   H-Class                            1.65%           1,000.00                 951.90              8.07
INVERSE SMALL-CAP FUND
   A-Class                            1.66%           1,000.00               1,018.20              8.40
   C-Class                            2.40%           1,000.00               1,014.40             12.12
   H-Class                            1.65%           1,000.00               1,017.80              8.35
U.S. GOVERNMENT BOND FUND
   Investor Class                     0.95%           1,000.00               1,004.50              4.77
   Advisor Class                      1.46%           1,000.00               1,003.00              7.33
   A-Class                            1.21%           1,000.00               1,002.30              6.07
   C-Class                            1.95%           1,000.00               1,000.30              9.78

                                              See Notes to Financial Statements.

4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     BEGINNING                 ENDING          EXPENSES
                                    EXPENSE      ACCOUNT VALUE          ACCOUNT VALUE       PAID DURING
                                    RATIO +     MARCH 31, 2004     SEPTEMBER 30, 2004           PERIOD*
-------------------------------------------------------------------------------------------------------
JUNO FUND
   Investor Class                     1.34%++       $ 1,000.00              $  987.90           $  6.68
   Advisor Class                      1.84%++         1,000.00                 984.80              9.16
   A-Class                            1.60%++         1,000.00                 986.30              7.97
   C-Class                            2.34%++         1,000.00                 982.80             11.63
LARGE-CAP EUROPE FUND
   A-Class                            1.65%           1,000.00               1,026.70              8.38
   C-Class                            2.40%           1,000.00               1,022.60             12.17
   H-Class                            1.65%           1,000.00               1,027.40              8.39
LARGE-CAP JAPAN FUND
   A-Class                            1.65%           1,000.00                 828.00              7.56
   C-Class                            2.40%           1,000.00                 825.00             10.98
   H-Class                            1.64%           1,000.00                 828.60              7.52
SMALL-CAP VALUE FUND
   A-Class                            1.55%           1,000.00               1,038.80              7.92
   C-Class                            2.25%           1,000.00               1,021.10             11.40
   H-Class                            1.51%           1,000.00               1,025.40              7.67
MID-CAP VALUE FUND
   A-Class                            1.57%           1,000.00               1,019.50              7.95
   C-Class                            2.26%           1,000.00                 994.80             11.30
   H-Class                            1.52%           1,000.00                 997.60              7.61
LARGE-CAP VALUE FUND
   A-Class                            1.63%           1,000.00               1,016.20              8.24
   C-Class                            2.25%           1,000.00               1,005.60             11.31
   H-Class                            1.51%           1,000.00               1,008.40              7.60
SMALL-CAP GROWTH FUND
   A-Class                            1.68%           1,000.00               1,042.20              8.60
   C-Class                            2.25%           1,000.00               1,002.00             11.29
   H-Class                            1.52%           1,000.00               1,004.70              7.64
MID-CAP GROWTH FUND
   A-Class                            1.62%           1,000.00               1,016.70              8.19
   C-Class                            2.25%           1,000.00                 963.40             11.07
   H-Class                            1.51%           1,000.00                 966.60              7.44
LARGE-CAP GROWTH FUND
   A-Class                            1.56%           1,000.00                 994.50              7.80
   C-Class                            2.26%           1,000.00                 960.30             11.11
   H-Class                            1.52%           1,000.00                 964.00              7.48
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                     0.90%           1,000.00               1,001.50              4.52
   Advisor Class                      1.17%           1,000.00               1,000.20              5.87
   A-Class                            1.14%           1,000.00               1,000.60              5.72
   C-Class                            1.21%           1,000.00               1,000.00              6.07
   Institutional Class                0.55%           1,000.00               1,003.30              2.76

See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                     BEGINNING                 ENDING          EXPENSES
                                    EXPENSE      ACCOUNT VALUE          ACCOUNT VALUE       PAID DURING
                                    RATIO +     MARCH 31, 2004     SEPTEMBER 30, 2004           PERIOD*
-------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                     1.25%++       $ 1,000.00             $ 1,043.58            $ 6.42
   Advisor Class                      1.74%++         1,000.00               1,041.06              8.94
   A-Class                            1.50%++         1,000.00               1,042.29              7.71
   C-Class                            2.24%++         1,000.00               1,038.49             11.51
URSA FUND
   Investor Class                     1.39%++         1,000.00               1,042.86              7.14
   Advisor Class                      1.88%++         1,000.00               1,040.34              9.66
   A-Class                            1.64%++         1,000.00               1,041.57              8.43
   C-Class                            2.38%++         1,000.00               1,037.77             12.23
OTC FUND
   Investor Class                     1.22%           1,000.00               1,043.73              6.27
   Advisor Class                      1.71%           1,000.00               1,041.21              8.79
   A-Class                            1.48%           1,000.00               1,042.39              7.61
   C-Class                            2.21%           1,000.00               1,038.64             11.36
ARKTOS FUND
   Investor Class                     1.40%++         1,000.00               1,042.81              7.19
   Advisor Class                      1.90%++         1,000.00               1,040.24              9.76
   A-Class                            1.65%++         1,000.00               1,041.52              8.48
   C-Class                            2.39%++         1,000.00               1,037.72             12.28
MEDIUS FUND
   A-Class                            1.66%           1,000.00               1,041.47              8.53
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.65%           1,000.00               1,041.52              8.48
INVERSE MID-CAP FUND
   A-Class                            1.65%           1,000.00               1,041.52              8.48
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.65%           1,000.00               1,041.52              8.48
MEKROS FUND
   A-Class                            1.67%           1,000.00               1,041.42              8.58
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.65%           1,000.00               1,041.52              8.48
INVERSE SMALL-CAP FUND
   A-Class                            1.66%           1,000.00               1,041.47              8.53
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.65%           1,000.00               1,041.52              8.48
U.S. GOVERNMENT BOND FUND
   Investor Class                     0.95%           1,000.00               1,045.12              4.88
   Advisor Class                      1.46%           1,000.00               1,042.50              7.50
   A-Class                            1.21%           1,000.00               1,043.78              6.22
   C-Class                            1.95%           1,000.00               1,039.98             10.02
JUNO FUND
   Investor Class                     1.34%++         1,000.00               1,043.11              6.89
   Advisor Class                      1.84%++         1,000.00               1,040.54              9.46
   A-Class                            1.60%++         1,000.00               1,041.78              8.22
   C-Class                            2.34%++         1,000.00               1,037.97             12.03

                                              See Notes to Financial Statements.

6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                     BEGINNING                 ENDING          EXPENSES
                                    EXPENSE      ACCOUNT VALUE          ACCOUNT VALUE       PAID DURING
                                    RATIO +     MARCH 31, 2004     SEPTEMBER 30, 2004           PERIOD*
-------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND
   A-Class                            1.65%         $ 1,000.00             $ 1,041.52           $  8.48
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.65%           1,000.00               1,041.52              8.48
LARGE-CAP JAPAN FUND
   A-Class                            1.65%           1,000.00               1,041.52              8.48
   C-Class                            2.40%           1,000.00               1,037.67             12.33
   H-Class                            1.64%           1,000.00               1,041.57              8.43
SMALL-CAP VALUE FUND
   A-Class                            1.55%           1,000.00               1,042.03              7.97
   C-Class                            2.25%           1,000.00               1,038.44             11.56
   H-Class                            1.51%           1,000.00               1,042.24              7.76
MID-CAP VALUE FUND
   A-Class                            1.57%           1,000.00               1,041.93              8.07
   C-Class                            2.26%           1,000.00               1,038.39             11.61
   H-Class                            1.52%           1,000.00               1,042.19              7.81
LARGE-CAP VALUE FUND
   A-Class                            1.63%           1,000.00               1,041.62              8.38
   C-Class                            2.25%           1,000.00               1,038.44             11.56
   H-Class                            1.51%           1,000.00               1,042.24              7.76
SMALL-CAP GROWTH FUND
   A-Class                            1.68%           1,000.00               1,041.37              8.63
   C-Class                            2.25%           1,000.00               1,038.44             11.56
   H-Class                            1.52%           1,000.00               1,042.19              7.81
MID-CAP GROWTH FUND
   A-Class                            1.62%           1,000.00               1,041.67              8.33
   C-Class                            2.25%           1,000.00               1,038.44             11.56
   H-Class                            1.51%           1,000.00               1,042.24              7.76
LARGE-CAP GROWTH FUND
   A-Class                            1.56%           1,000.00               1,041.98              8.02
   C-Class                            2.26%           1,000.00               1,038.39             11.61
   H-Class                            1.52%           1,000.00               1,042.19              7.81
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                     0.90%           1,000.00               1,045.37              4.63
   Advisor Class                      1.17%           1,000.00               1,043.99              6.01
   A-Class                            1.14%           1,000.00               1,044.14              5.86
   C-Class                            1.21%           1,000.00               1,043.78              6.22
   Institutional Class                0.55%           1,000.00               1,047.17              2.83
-------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNULAIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

 +  ANNUALIZED

++  EXPENSE RATIO INCLUDES EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILES
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE:   To provide investment returns that correspond to 150% of the daily performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total           Diversification
                                             Exposure" on the Beta     (Market Exposure as %
Industries                                      testing worksheet)            of Net Assets)   S&P Breakdown
------------------------------------------------------------------------------------------------------------
Financials                                           50,219,492.00                     18.1%           20.6%
Information Technology                               40,623,680.00                     14.7%           15.8%
Health Care                                          31,826,202.00                     11.5%           13.1%
Industrials                                          28,923,903.00                     10.5%           11.6%
Consumer Discretionary                               27,837,980.00                     10.1%           11.1%
Consumer Staples                                     26,984,874.00                      9.8%           10.7%
Energy                                               18,500,695.00                      6.7%            7.4%
Telecommunication Services                            9,160,017.00                      3.3%            3.7%
Materials                                             7,979,862.00                      2.9%            3.1%
Utilities                                             7,165,878.00                      2.6%            2.9%
Futures Contracts (Market Value)                    166,506,300.00                     60.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                     July 12, 1993
Advisor Class                   October 15, 1998
A-Class                           March 31, 2004
C-Class                           March 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
General Electric Co.                        2.8%
Exxon Mobil Corp.                           2.3%
Pfizer, Inc.                                2.3%
Microsoft Corp.                             2.2%
Johnson & Johnson                           1.8%
Citigroup, Inc.                             1.6%
Wal-Mart Stores, Inc.                       1.6%
International Business Machines Corp.       1.5%
ChevronTexaco Corp.                         1.3%
Intel Corp.                                 1.3%
------------------------------------------------
Top Ten Total                              18.7%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

URSA FUND

OBJECTIVE:   To provide investment returns that inversely correspond to the daily performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total           Diversification
                                             Exposure" on the Beta     (Market Exposure as %
INDUSTRIES                                      testing worksheet)            of Net Assets)   S&P Breakdown
------------------------------------------------------------------------------------------------------------
Financials                                                      --                      0.0%           20.6%
Information Technology                                          --                      0.0%           15.8%
Health Care                                                     --                      0.0%           13.1%
Industrials                                                     --                      0.0%           11.6%
Consumer Discretionary                                          --                      0.0%           11.1%
Consumer Staples                                                --                      0.0%           10.7%
Energy                                                          --                      0.0%            7.4%
Telecommunication Services                                      --                      0.0%            3.7%
Materials                                                       --                      0.0%            3.1%
Utilities                                                       --                      0.0%            2.9%
Futures Contracts (Market Value)                  (456,387,750.00)                    -77.9%
Equity Index Swap Agreements                      (130,229,794.00)                    -22.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                   January 7, 1994
Advisor Class                     August 5, 1998
A-Class                           March 31, 2004
C-Class                           March 15, 2001

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.

8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE:   To provide investment returns that correspond to the daily performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification
                                                  the Beta testing     (Market Exposure as %          Nasdaq
INDUSTRIES                                              worksheet)            of Net Assets)       breakdown
------------------------------------------------------------------------------------------------------------
Information Technology                              492,893,677.00                     57.7%           49.0%
Consumer Discretionary                              139,109,109.00                     16.3%           18.0%
Health Care                                         120,638,388.00                     14.1%           16.0%
Industrials                                          41,938,701.00                      4.9%            9.0%
Telecommunication Services                           24,949,904.00                      2.9%            2.0%
Consumer Staples                                     10,960,265.00                      1.3%            3.0%
Materials                                             6,309,664.00                      0.7%            2.0%
Energy                                                2,723,959.00                      0.3%            1.0%
Futures Contracts (Market Value)                     14,301,600.00                      1.7%            0.0%
Technology                                                      --                      0.0%            0.0%
Communications                                                  --                      0.0%            0.0%
Consumer, Cyclical                                              --                      0.0%            0.0%
Consumer, Non-Cyclical                                          --                      0.0%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                 February 14, 1994
Advisor Class                 September 22, 1998
A-Class                           March 31, 2004
C-Class                           March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Microsoft Corp.                             9.9%
Qualcomm, Inc.                              6.5%
Intel Corp.                                 4.5%
eBay, Inc.                                  3.8%
Cisco Systems, Inc.                         3.8%
Oracle Corp.                                2.9%
Nextel Communications, Inc. -- Class A      2.8%
Amgen, Inc.                                 2.5%
Starbucks Corp.                             2.1%
Dell, Inc.                                  2.1%
------------------------------------------------
Top Ten Total                              40.9%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

ARKTOS FUND

OBJECTIVE:   To provide investment returns that inversely correspond to the daily performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification
                                                  the Beta testing     (Market Exposure as %          Nasdaq
INDUSTRIES                                              worksheet)            of Net Assets)       breakdown
------------------------------------------------------------------------------------------------------------
Information Technology                                          --                      0.0%           49.0%
Consumer Discretionary                                          --                      0.0%           18.0%
Health Care                                                     --                      0.0%           16.0%
Industrials                                                     --                      0.0%            9.0%
Telecommunication Services                                      --                      0.0%            2.0%
Consumer Staples                                                --                      0.0%            3.0%
Materials                                                       --                      0.0%            2.0%
Energy                                                          --                      0.0%            1.0%
Futures Contracts (Market Value)                   (93,880,800.00)                    -32.3%            0.0%
Equity Index Swap Agreements                      (197,133,433.00)                    -67.8%            0.0%
Technology                                                      --                      0.0%            0.0%
Communications                                                  --                      0.0%            0.0%
Consumer, Cyclical                                              --                      0.0%            0.0%
Consumer, Non-Cyclical                                          --                      0.0%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                 September 3, 1998
Advisor Class                     August 1, 2003
A-Class                           March 31, 2004
C-Class                            March 7, 2001

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE:   To provide investment returns that correspond to 150% of the daily performance of the S&P MidCap 400 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                                    amounts should
                                                      equal "Total              SOI Holdings
                                                  Exposure" on the           Diversification      S&P MidCap
                                                      Beta testing     (Market Exposure as %             400
INDUSTRIES                                              worksheet)            of Net Assets)       breakdown
------------------------------------------------------------------------------------------------------------
Financials                                            5,606,128.00                     12.0%           19.4%
Consumer Discretionary                                5,534,434.00                     11.8%           18.5%
Information Technology                                4,281,140.00                      9.2%           14.1%
Industrials                                           3,715,782.00                      8.0%           12.7%
Health Care                                           3,069,671.00                      6.6%           10.1%
Energy                                                2,523,771.00                      5.4%            8.3%
Utilities                                             2,088,260.00                      4.5%            6.9%
Materials                                             1,476,382.00                      3.2%            4.9%
Consumer Staples                                      1,395,964.00                      3.0%            4.5%
Telecommunication Service                               182,649.00                      0.4%            0.6%
Futures Contracts (Market Value)                     26,538,390.00                     56.8%            0.0%
Equity Index Swap Agreements                         13,293,524.00                     28.5%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                          August 20, 2001
H-Class                          August 16, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
XTO Energy, Inc.                            0.7%
Harman International Industries, Inc.       0.6%
Millennium Pharmaceuticals, Inc.            0.6%
Commerce Bancorp/Cherry Hill NJ, Inc.       0.6%
Banknorth Group, Inc.                       0.6%
Everest Re Group Ltd.                       0.6%
Dentsply International, Inc.                0.6%
Pepco Holdings, Inc.                        0.6%
Cadence Design Systems, Inc.                0.6%
Energy East Corp.                           0.6%
------------------------------------------------
Top Ten Total                               6.1%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

INVERSE MID-CAP FUND

OBJECTIVE:   To provide investment returns that inversely correspond to the daily performance of the S&P MidCap 400 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                                    amounts should
                                                      equal "total              soi holdings
                                                  exposure" on the           diversification      s&P MIDCAP
                                                      BETA TESTING     (MARKET EXPOSURE AS %             400
INDUSTRIES                                              WORKSHEET)            OF NET ASSETS)       BREAKDOWN
------------------------------------------------------------------------------------------------------------
Financials                                                      --                      0.0%           19.4%
Consumer Discretionary                                          --                      0.0%           18.5%
Information Technology                                          --                      0.0%           14.1%
Industrials                                                     --                      0.0%           12.7%
Health Care                                                     --                      0.0%           10.1%
Energy                                                          --                      0.0%            8.3%
Utilities                                                       --                      0.0%            6.9%
Materials                                                       --                      0.0%            4.9%
Consumer Staples                                                --                      0.0%            4.5%
Telecommunication Service                                       --                      0.0%            0.6%
Futures Contracts (Market Value)                     (2,552,910.00)                   -43.0%            0.0%
Equity Index Swap Agreements                         (3,404,748.00)                   -57.3%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.

10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

  MEKROS FUND

OBJECTIVE:   To provide investment returns that correspond to 150% of the performance of the Russell 2000 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification      S&P MidCap
                                                  the Beta testing     (Market Exposure as %             400
INDUSTRIES                                              worksheet)            of Net Assets)       breakdown
------------------------------------------------------------------------------------------------------------
Financials                                           21,509,200.00                     14.8%             --
Information Technology                               15,581,077.00                     10.7%             --
Consumer Discretionary                               14,338,967.00                      9.9%           17.5%
Industrials                                          14,296,513.00                      9.8%             --
Health Care                                          13,752,712.00                      9.4%           12.2%
Materials                                             6,954,597.00                      4.8%            9.9%
Energy                                                6,609,588.00                      4.5%             --
Utilities                                             3,030,947.00                      2.1%            4.3%
Consumer Staples                                      2,824,707.00                      1.9%            1.7%
Telecommunication Service                               669,675.00                      0.5%             --
Financial Services                                              --                       --            23.9%
Technology                                                      --                       --            11.9%
Producer Durables                                               --                       --             7.3%
Other Energy                                                    --                       --             4.5%
Auto & Transportation                                           --                       --             4.4%
Other                                                           --                       --             2.3%
Integrated Oils                                                 --                       --             0.1%
Futures Contracts (Market Value)                     81,424,060.00                     55.9%             --
Equity Index Swap Agreements                         37,451,627.00                     25.7%             --

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                         January 23, 2001
H-Class                         November 1, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
New Century Financial Corp.                 0.4%
Trimble Navigation Ltd.                     0.4%
Unit Corp.                                  0.4%
Laidlaw International, Inc.                 0.4%
Brocade Communications Systems, Inc.        0.4%
Carpenter Technology Corp.                  0.3%
OM Group, Inc.                              0.3%
Joy Global, Inc.                            0.3%
Provident Bankshares Corp.                  0.3%
Millennium Chemicals, Inc.                  0.3%
------------------------------------------------
Top Ten Total                               3.5%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

INVERSE SMALL-CAP FUND

OBJECTIVE:   To provide investment results that inversely correspond to the daily performance of the Russell 2000 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification      S&P MidCap
                                                  the Beta testing     (Market Exposure as %             400
INDUSTRIES                                              worksheet)            of Net Assets)       breakdown
------------------------------------------------------------------------------------------------------------
Financials                                                     --                     0.0%             --
Information Technology                                         --                     0.0%             --
Consumer Discretionary                                         --                     0.0%           17.5%
Industrials                                                    --                     0.0%             --
Health Care                                                    --                     0.0%           12.2%
Materials                                                      --                     0.0%            9.9%
Energy                                                         --                     0.0%             --
Utilities                                                      --                     0.0%            4.3%
Consumer Staples                                               --                     0.0%            1.7%
Telecommunication Service                                      --                     0.0%             --
Financial Services                                             --                      --            23.9%
Technology                                                     --                      --            11.9%
Producer Durables                                              --                      --             7.3%
Other Energy                                                   --                      --             4.5%
Auto & Transportation                                          --                      --             4.4%
Other                                                          --                      --             2.3%
Integrated Oils                                                --                      --             0.1%
Futures Contracts (Market Value)                   (16,593,800.00)                  -47.5%             --
Equity Index Swap Agreements                       (18,384,375.00)                  -52.6%             --

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE:   To provide investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              soi holdings
                                               "total exposure" on           diversification
                                                  the beta testing     (market exposure as %
INDUSTRIES                                              worksheet)            of net assets)
--------------------------------------------------------------------------------------------
U.S. Treasury Obligations                           135,891,000.00                     88.6%
Futures Contracts (Market Value)                     50,035,625.00                     32.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                   January 3, 1994
Advisor Class                     August 1, 2003
A-Class                           March 31, 2004
C-Class                              May 2, 2001

The fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as futures and options contracts.

JUNO FUND

OBJECTIVE:   To provide investment returns that inversely correlate to the daily price movement of the Long Treasury Bond.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification
                                                  the Beta testing     (Market Exposure as %
INDUSTRIES                                              worksheet)            of Net Assets)
--------------------------------------------------------------------------------------------
U.S. Treasury Obligations                       (2,009,223,327.00)                    -68.3%
Futures Contracts (Market Value)                  (947,086,875.00)                    -32.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
Investor Class                     March 3, 1995
Advisor Class                     August 1, 2003
A-Class                           March 31, 2004
C-Class                           March 28, 2001

The fund invests principally in short sales of long-term Treasury Bonds and derivative instruments, such as futures and option contracts.

                                              See Notes to Financial Statements.

12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment returns that correlate to 125% of the daily performance of the Dow Jones STOXX 50 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                                    amounts should
                                                      equal "total              soi holdings
                                                  exposure" on the           diversification       dow jones
                                                      beta testing     (market exposure as %        stoxx 50
INDUSTRIES                                              worksheet)            of net assets)           index
------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations                                       --                      0.0%             --
Futures Contracts (Market Value)                     42,001,719.00                    124.1%             --
Financials                                                      --                       --            34.3%
Cosumer, Non-cyclical                                           --                       --            21.6%
Energy                                                          --                       --            19.3%
Communications                                                  --                       --            14.8%
Industrials                                                     --                       --             3.1%
Utilities                                                       --                       --             2.4%
Basic Materials                                                 --                       --             2.3%
Cosumer, Cyclical                                               --                       --             1.2%
Technology                                                      --                       --             1.0%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                             May 10, 2001
H-Class                              May 8, 2000

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

LARGE-CAP JAPAN FUND

OBJECTIVE:   To provide investment returns that correlate to 125% of the daily performance of the Topix 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on           Diversification
                                                  the Beta testing     (Market Exposure as %           Topix
INDUSTRIES                                              worksheet)            of Net Assets)       100 Index
-------------------------------------------------------------------------------------------------------------
Futures Contracts (Market Value)                      3,526,250.00                      8.6%             --
Equity Index Swap Agreements                         47,826,248.00                    116.7%             --
Consumer, Cyclical                                              --                       --            27.9%
Financials                                                      --                       --            19.0%
Industrials                                                     --                       --            15.0%
Communications                                                  --                       --            11.8%
Cosumer, Non-cyclical                                           --                       --             8.4%
Technology                                                      --                       --             6.2%
Utilities                                                       --                       --             5.7%
Basic Materials                                                 --                       --             4.5%
Energy                                                          --                       --             0.6%
Other                                                           --                       --             0.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                            March 1, 2002
H-Class                              May 8, 2000

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Industrials                                          24,641,794.00                     20.8%
Financials                                           24,384,582.00                     20.6%
Consumer Discretionary                               17,040,069.00                     14.4%
Information Technology                               14,257,350.00                     12.1%
Materials                                             9,680,394.00                      8.2%
Utilities                                             9,336,409.00                      7.9%
Health Care                                           6,687,930.00                      5.7%
Energy                                                5,488,827.00                      4.6%
Consumer Staples                                      4,498,842.00                      3.8%
Telecommunication Services                              329,016.00                      0.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
MDC Holdings, Inc.                          1.0%
Yellow Roadway Corp.                        0.9%
Timken Co.                                  0.9%
South Financial Group, Inc.                 0.8%
Steel Dynamics, Inc.                        0.8%
UGI Corp.                                   0.8%
Standard-Pacific Corp.                      0.8%
Energen Corp.                               0.8%
Hughes Supply, Inc.                         0.8%
Shurgard Storage Centers, Inc. -- Class A   0.7%
------------------------------------------------
Top Ten Total                               8.3%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Financials                                           12,536,427.00                     24.5%
Consumer Discretionary                                7,584,117.00                     14.8%
Utilities                                             5,971,262.00                     11.7%
Industrials                                           5,771,190.00                     11.3%
Information Technology                                4,874,983.00                      9.5%
Energy                                                4,662,861.00                      9.1%
Materials                                             3,344,217.00                      6.5%
Consumer Staples                                      2,806,107.00                      5.5%
Health Care                                           2,211,468.00                      4.3%
Telecommunication Services                              478,254.00                      0.9%
Futures Contracts (Market Value)                                --                      0.0%
Equity Index Swap Agreements                                    --                      0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
DR Horton, Inc.                             1.5%
Lennar Corp. - Class A                      1.5%
L-3 Communications Holdings, Inc.           1.4%
Weatherford International Ltd.              1.3%
Fidelity National Financial, Inc.           1.3%
Banknorth Group, Inc.                       1.2%
Tyson Foods, Inc. -- Class A                1.1%
NewYork Community  Bancorp, Inc.            1.1%
Mohawk Industries, Inc.                     1.0%
Caesars Entertainment, Inc.                 1.0%.
------------------------------------------------
Top Ten Total                              12.4%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.

14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that correspond to the daily performance of the S&P 500/Barra Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Financials                                           41,207,152.00                     35.5%
Energy                                               15,006,416.00                     12.9%
Consumer Discretionary                               14,617,895.00                     12.6%
Industrials                                          10,035,989.00                      8.6%
Telecommunication Services                            7,468,627.00                      6.4%
Information Technology                                7,257,511.00                      6.2%
Utilities                                             6,245,145.00                      5.4%
Health Care                                           5,126,984.00                      4.4%
Materials                                             4,009,744.00                      3.5%
Consumer Staples                                      2,904,622.00                      2.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Exxon Mobil Corp.                           5.7%
Citigroup, Inc.                             4.2%
American International Group, Inc.          3.2%
Bank of America Corp.                       3.2%
JPMorgan Chase & Co.                        2.6%
ChevronTexaco Corp.                         2.1%
Verizon Communications, Inc.                2.0%
Wells Fargo & Co.                           1.8%
SBC Communications, Inc.                    1.6%
Time Warner, Inc.                           1.4%
------------------------------------------------
Top Ten Total                              27.8%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                   (total of these
                                              amounts should equal              SOI Holdings
                                               "Total Exposure" on   Diversification (Market
                                                  the Beta testing      Exposure as % of Net
INDUSTRIES                                              worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Health Care                                          17,750,351.00                     19.0%
Consumer Discretionary                               17,570,120.00                     18.8%
Information Technology                               17,305,555.00                     18.5%
Industrials                                          15,941,373.00                     17.1%
Financials                                            9,282,371.00                      9.9%
Energy                                                6,810,385.00                      7.3%
Materials                                             4,012,426.00                      4.3%
Consumer Staples                                      2,561,456.00                      2.7%
Telecommunication Services                              375,706.00                      0.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
NVR, Inc.                                   1.6%
New Century Financial Corp./Old             1.2%
Polaris Industries, Inc.                    1.0%
Cooper Cos., Inc.                           1.0%
Medicis Pharmaceutical Corp. -- Class A     1.0%
Massey Energy Co.                           1.0%
Fossil, Inc.                                1.0%
Roper Industries, Inc.                      0.9%
Florida Rock Industries, Inc.               0.9%
Patina Oil & Gas Corp.                      0.9%
------------------------------------------------
Top Ten Total                              10.5%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Consumer Discretionary                               12,674,511.00                     21.9%
Information Technology                               10,929,819.00                     18.9%
Health Care                                           9,229,483.00                     16.0%
Industrials                                           7,958,174.00                     13.8%
Financials                                            6,732,587.00                     11.6%
Energy                                                4,145,079.00                      7.2%
Consumer Staples                                      1,903,410.00                      3.3%
Materials                                             1,733,874.00                      3.0%
Utilities                                               960,692.00                      1.7%
Telecommunication Services                              102,260.00                      0.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Washington Post -- Class B                  1.9%
XTO Energy, Inc.                            1.7%
Murphy Oil Corp.                            1.7%
Harman International Industries, Inc.       1.5%
Smith International, Inc.                   1.3%
Microchip Technology, Inc.                  1.1%
Expeditors International Washington, Inc.   1.1%
Compass Bancshares, Inc.                    1.1%
Legg Mason, Inc.                            1.1%
Whole Foods Market, Inc.                    1.1%
------------------------------------------------
Top Ten Total                              13.6%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

LARGE-CAP GROWTH FUND

OBJECTIVE:   To provide investment results that correspond to the daily performance of the S&P 500/Barra Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Information Technology                               1,377,593.00                      25.6%
Health Care                                          1,196,442.00                      22.3%
Consumer Staples                                     1,035,608.00                      19.3%
Industrials                                            787,321.00                      14.6%
Consumer Discretionary                                 489,346.00                       9.1%
Financials                                             228,834.00                       4.3%
Materials                                              144,560.00                       2.7%
Energy                                                  67,493.00                       1.3%
Telecommunication Services                              34,551.00                       0.6%
Utilities                                                6,853.00                       0.1%


INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
General Electric Co.                        7.0%
Microsoft Corp.                             5.9%
Pfizer, Inc.                                4.6%
Wal-Mart Stores, Inc.                       4.5%
Johnson & Johnson                           3.3%
International Business                      2.8%
Machines Corp.
Procter & Gamble Co.                        2.7%
Intel Corp.                                 2.5%
Cisco Systems, Inc.                         2.4%
Coca-Cola Co.                               1.9%
------------------------------------------------
Top Ten Total                              37.6%
------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.

16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           (total of these amounts              SOI Holdings
                                               should equal "Total   Diversification (Market
                                             Exposure" on the Beta      Exposure as % of Net
INDUSTRIES                                      testing worksheet)                   Assets)
--------------------------------------------------------------------------------------------
Federal Agency Discount Note                         1,434,202,307.00                  88.5%
Repurchase Agreements                                  197,032,141.00                  12.2%
Federal Agency Bonds                                     5,000,000.00                   0.3%



FADN -- Federal Agency Discount Notes.

INCEPTION DATES:
------------------------------------------------
Investor Class                  December 1, 1993
Advisor Class                      April 1, 1998
A-Class                           March 31, 2004
C-Class                         October 19, 2000
Institutional Class               August 1, 2002

The fund invests principally in U.S. Government securities

                                              See Notes to Financial Statements.

17 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
 OTC FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

COMMON STOCKS  98.3%

INFORMATION TECHNOLOGY 57.7%
  SOFTWARE 18.2%
  Microsoft Corp.+                                   3,071,430   $   84,925,039
  Oracle Corp.*                                      2,187,320       24,672,970
  Symantec Corp.*+                                     252,570       13,861,042
  Adobe Systems, Inc.+                                 158,040        7,818,239
  Veritas Software Corp.*                              310,060        5,519,068
  Intuit, Inc.*+                                        89,450        4,061,030
  Check Point Software
    Technologies Ltd.*+                                186,850        3,170,844
  Electronic Arts, Inc.*+                               63,100        2,901,969
  Siebel Systems, Inc.*                                371,230        2,799,074
  Citrix Systems, Inc.*+                               133,940        2,346,629
  BEA Systems, Inc.*                                   272,450        1,882,629
  Synopsys, Inc.*+                                      92,050        1,457,152
                                                                 --------------
TOTAL SOFTWARE                                                      155,415,685
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 13.5%
  Intel Corp.                                        1,904,720       38,208,683
  Maxim Integrated Products, Inc.+                     326,370       13,802,187
  Applied Materials, Inc.*                             559,540        9,226,815
  Xilinx, Inc.+                                        326,400        8,812,800
  KLA-Tencor Corp.*+                                   199,040        8,256,179
  Altera Corp.*+                                       363,850        7,120,545
  Linear Technology Corp.+                             191,710        6,947,571
  Lam Research Corp.*+                                 245,400        5,369,352
  Broadcom Corp. -- Class A*+                          191,160        5,216,756
  Novellus Systems, Inc.*                              176,710        4,698,719
  Microchip Technology, Inc.+                          119,650        3,211,406
  ATI Technologies, Inc.*                              156,940        2,405,890
  Intersil Corp. -- Class A+                            76,370        1,216,574
  Nvidia Corp.*+                                        75,370        1,094,372
                                                                 --------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                           115,587,849
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 13.1%
  Qualcomm, Inc.+                                    1,424,740       55,621,849
  Cisco Systems, Inc.*+                              1,793,660       32,465,246
  Research In Motion Ltd.*+                            141,440       10,797,530
  Juniper Networks, Inc.*+                             226,930        5,355,548
  JDS Uniphase Corp.*+                               1,355,460        4,567,900
  Tellabs, Inc.*+                                      166,920        1,533,995
  Comverse Technology, Inc.*+                           74,830        1,409,049
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                      111,751,117
                                                                 --------------
  COMPUTERS & PERIPHERALS 6.5%

  Dell, Inc.*+                                         501,250       17,844,500
  Apple Computer, Inc.*+                               408,840       15,842,550
  Sun Microsystems, Inc.*                            2,480,020       10,019,281
  Network Appliance, Inc.*+                            297,860        6,850,780
  Sandisk Corp.*+                                      109,220        3,180,486
  QLogic Corp.*+                                        63,810        1,889,414
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                        55,627,011
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 2.6%
  Yahoo!, Inc.*+                                       503,850       17,085,553
  VeriSign, Inc.*                                      275,920        5,485,290
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                   22,570,843
                                                                 --------------
  IT CONSULTING & SERVICES 2.1%
  Fiserv, Inc.*                                        313,040       10,912,575
  Paychex, Inc.+                                       227,360        6,854,904
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                       17,767,479
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Flextronics International Ltd.*+                     420,640        5,573,480
  CDW Corp.+                                            69,280        4,020,319
  Molex, Inc.                                           86,560        2,581,219
  Sanmina-SCI Corp.*                                   283,500        1,998,675
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             14,173,693
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                        492,893,677
                                                                 --------------
CONSUMER DISCRETIONARY 16.3%
  INTERNET & CATALOG RETAIL 6.1%
  eBay, Inc.*+                                         356,780       32,802,353
  InterActiveCorp*+                                    507,790       11,181,536
  Amazon.com, Inc.*+                                   202,910        8,290,903
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                      52,274,792
                                                                 --------------
  MEDIA 3.6%
  Comcast Corp. -- Class A*+                           617,460       17,437,070
  Pixar, Inc.*+                                         68,430        5,399,127
  EchoStar Communications Corp.*+                      171,630        5,341,126
  Lamar Advertising Co.*+                               64,280        2,674,691
                                                                 --------------
TOTAL MEDIA                                                          30,852,014
                                                                 --------------
  SPECIALTY RETAIL 2.8%
  Bed Bath & Beyond, Inc.*+                            307,700       11,418,747
  Staples, Inc.+                                       230,760        6,881,263
  Petsmart, Inc.+                                      103,180        2,929,280
  Ross Stores, Inc.+                                   121,770        2,854,289
                                                                 --------------
TOTAL SPECIALTY RETAIL                                               24,083,579
                                                                 --------------
  HOTELS RESTAURANTS & LEISURE 2.1%
  Starbucks Corp.*+                                    401,930       18,271,738
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   18,271,738
                                                                 --------------
  MULTILINE RETAIL 1.0%
  Kmart Holding Corp.*+                                 68,210        5,966,329
  Dollar Tree Stores, Inc.*+                            77,250        2,081,887
                                                                 --------------
TOTAL MULTILINE RETAIL                                                8,048,216
                                                                 --------------
  HOUSEHOLD DURABLES 0.4%
  Garmin Ltd.+                                          71,660        3,099,295
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              3,099,295
                                                                 --------------

                                              See Notes to Financial Statements.

18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
 OTC FUND

                                                                     MARKET
                                                                      VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

  AUTO COMPONENTS 0.3%
  Gentex Corp.+                                         70,580   $    2,479,475
                                                                 --------------
TOTAL AUTO COMPONENTS                                                 2,479,475
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                        139,109,109
                                                                 --------------
HEALTH CARE 14.1%
  BIOTECHNOLOGY 9.9%
  Amgen, Inc.*+                                        375,300       21,272,004
  Biogen Idec, Inc.*+                                  262,160       16,036,327
  Genzyme Corp.*+                                      222,860       12,125,813
  Chiron Corp.*+                                       225,380        9,961,796
  Gilead Sciences, Inc.*+                              231,870        8,667,301
  Cephalon, Inc.*+                                     150,690        7,218,051
  Millennium Pharmaceuticals, Inc.*+                   384,950        5,277,664
  Invitrogen Corp.*+                                    43,450        2,389,315
  Medimmune, Inc.*+                                     70,620        1,673,694
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                  84,621,965
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
  Biomet, Inc.+                                        240,280       11,264,327
  DENTSPLY International, Inc.+                         85,860        4,459,568
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               15,723,895
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 1.4%
  Express Scripts, Inc.*+                               63,250        4,132,755
  Patterson Cos., Inc.*+                                51,090        3,911,450
  Henry Schein, Inc.*+                                  25,160        1,567,720
  First Health Group Corp.*                             68,230        1,097,821
  Lincare Holdings, Inc.*+                              26,010          772,757
                                                                 --------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                             11,482,503
                                                                 --------------
  PHARMACEUTICALS 1.0%
  Teva Pharmaceutical Industries Ltd. -- SP
    ADR+                                               339,500        8,810,025
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 8,810,025
                                                                 --------------
TOTAL HEALTH CARE                                                   120,638,388
                                                                 --------------
INDUSTRIALS 4.9%
  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Apollo Group, Inc. -- Class A*+                      134,220        9,847,721
  Cintas Corp.+                                        143,030        6,012,981
  Career Education Corp.*+                              82,920        2,357,416
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 18,218,118
                                                                 --------------
  MACHINERY 1.2%
  Paccar, Inc.+                                        146,430       10,121,242
                                                                 --------------
TOTAL MACHINERY                                                      10,121,242
                                                                 --------------
  AIR FREIGHT & COURIERS 0.8%
  Expeditors International
    Washington, Inc.+                                   73,670        3,808,739
  C.H. Robinson Worldwide, Inc.+                        73,270        3,398,995
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                          7,207,734
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                         54,690        3,150,144
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                3,150,144
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion Corp.+                     122,860        2,136,535
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            2,136,535
                                                                 --------------
  AIRLINES 0.1%
  Ryanair Holdings  PLC -- SP ADR*+                     37,840        1,104,928
                                                                 --------------
TOTAL AIRLINES                                                        1,104,928
                                                                 --------------
TOTAL INDUSTRIALS                                                    41,938,701
                                                                 --------------
TELECOMMUNICATION SERVICES 2.9%
  WIRELESS TELECOMMUNICATION SERVICES 2.8%
  Nextel Communications, Inc. --
    Class A*                                           997,480       23,779,923
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            23,779,923
                                                                 --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Level 3 Communications, Inc.*+                       451,730        1,169,981
                                                                 --------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                          1,169,981
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                     24,949,904
                                                                 --------------
CONSUMER STAPLES 1.3%
  FOOD & DRUG RETAILING 1.3%
  Costco Wholesale Corp.+                              167,280        6,952,156
  Whole Foods Market, Inc.+                             46,720        4,008,109
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                          10,960,265
                                                                 --------------
TOTAL CONSUMER STAPLES                                               10,960,265
MATERIALS 0.8%
  CHEMICALS 0.4%
  Sigma-Aldrich Corp.+                                  55,620        3,225,960
                                                                 --------------
TOTAL CHEMICALS                                                       3,225,960
                                                                 --------------
  CONTAINERS & PACKAGING 0.4%
  Smurfit-Stone Container Corp.*+                      159,200        3,083,704
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                          3,083,704
                                                                 --------------
TOTAL MATERIALS                                                       6,309,664
                                                                 --------------
ENERGY 0.3%
  ENERGY EQUIPMENT & SERVICES 0.3%
  Patterson-UTI Energy, Inc.+                          142,840        2,723,959
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,723,959
                                                                 --------------
TOTAL ENERGY                                                          2,723,959
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $512,955,370)                                               839,523,667
                                                                 --------------
See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
 OTC FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  1.2%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04                                 $  57,599   $       57,599
  1.71% due 10/01/04                                 4,812,710        4,812,710
  1.70% due 10/01/04                                 4,812,710        4,812,710
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,683,019)                                                   9,683,019
                                                                 --------------
SECURITIES LENDING COLLATERAL  38.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held By
  U.S. Bank (Note 9)                               325,347,018      325,347,018
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $325,347,018)                                               325,347,018
                                                                 --------------
TOTAL INVESTMENTS 137.6%
  (Cost $847,985,407)                                            $1,174,553,704
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (37.6)%                                         $ (320,686,022)
                                                                 ==============
NET ASSETS - 100.0%                                              $  853,867,682

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      GAIN
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS PURCHASED
December 2004 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $14,301,600)                                   505   $      181,021
                                                                 ==============

* NON-INCOME PRODUCING SECURITIES.
+ ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 -
  SEE NOTE 9.
ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.

20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
 MEDIUS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

COMMON STOCKS  64.0%

FINANCIALS 12.0%
  BANKS 3.5%
  Commerce Bancorp, Inc./NJ+                             5,200   $      287,040
  Banknorth Group, Inc.                                  8,090          283,150
  Mercantile Bankshares Corp.                            5,510          264,260
  Greater Bay Bancorp+                                   6,700          192,625
  Silicon Valley Bancshares*                             5,100          189,567
  Hibernia Corp. -- Class A                              6,700          176,947
  Wilmington Trust Corp.                                 2,270           82,197
  City National Corp.                                    1,080           70,146
  Compass Bancshares, Inc.                                 510           22,348
  Colonial BancGroup, Inc.                                 960           19,632
  Bank of Hawaii Corp.                                     350           16,537
  Associated Banc-Corp                                     350           11,225
                                                                 --------------
TOTAL BANKS                                                           1,615,674
                                                                 --------------
  INSURANCE 2.9%
  Everest Re Group Ltd.                                  3,790          281,711
  W.R. Berkley Corp.                                     6,230          262,657
  American Financial Group, Inc./OH+                     6,610          197,573
  Allmerica Financial Corp.*                             6,750          181,440
  Horace Mann Educators Corp.                           10,010          175,976
  Fidelity National Financial, Inc.                      2,820          107,442
  Arthur J. Gallagher & Co.+                             2,760           91,439
  Unitrin, Inc.                                          1,650           68,590
  HCC Insurance Holdings, Inc.+                            130            3,919
                                                                 --------------
TOTAL INSURANCE                                                       1,370,747
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.8%
  Independence Community
    Bank Corp.                                           6,250          244,062
  Astoria Financial Corp.                                6,500          230,685
  Webster Financial Corp.                                4,580          226,206
  New York Community Bancorp, Inc.+                      2,920           59,977
  PMI Group, Inc.+                                       1,220           49,508
  Radian Group, Inc.+                                      440           20,341
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        830,779
                                                                 --------------
  REAL ESTATE 1.6%
  Hospitality Properties Trust                           5,530          234,970
  Rayonier, Inc.                                         4,690          212,176
  Liberty Property Trust+                                3,500          139,440
  Developers Diversified Realty Corp.                    3,150          123,322
  Mack-Cali Realty Corp.                                 1,150           50,945
  New Plan Excel Realty Trust                               80            2,000
                                                                 --------------
TOTAL REAL ESTATE                                                       762,853
                                                                 --------------
  CAPITAL MARKETS 1.4%
  Investors Financial Services Corp.+                    5,260          237,384
  Eaton Vance Corp.+                                     5,690          229,819
  A.G. Edwards, Inc.+                                    3,540          122,555
  SEI Investments Co.                                    1,790           60,287
  Legg Mason, Inc.+                                        220           11,719
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   661,764
                                                                 --------------
  DIVERSIFIED FINANCIALS 0.5%
  Leucadia National Corp.                                3,930          222,635
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            222,635
                                                                 --------------
  CONSUMER FINANCE 0.3%
  AmeriCredit Corp.*                                     5,910          123,401
  MoneyGram International, Inc.                          1,070           18,275
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  141,676
                                                                 --------------
TOTAL FINANCIALS                                                      5,606,128
                                                                 --------------
CONSUMER DISCRETIONARY 11.8%
  SPECIALTY RETAIL 3.7%
  Petsmart, Inc.+                                        9,310          264,311
  Ross Stores, Inc.                                     10,940          256,434
  Williams-Sonoma, Inc.*+                                4,490          168,599
  AnnTaylor Stores Corp.*                                6,690          156,546
  Chico's FAS, Inc.*+                                    4,050          138,510
  Payless Shoesource, Inc.*+                            12,310          124,700
  Michaels Stores, Inc.                                  2,000          118,420
  Urban Outfitters, Inc.*+                               2,470           84,968
  Pacific Sunwear of California, Inc.*                   3,910           82,306
  O'Reilly Automotive, Inc.*                             1,990           76,197
  Regis Corp.                                            1,650           66,363
  CarMax, Inc.*                                          2,760           59,478
  American Eagle Outfitters, Inc.+                       1,600           58,960
  Rent-A-Center, Inc.*                                   2,220           57,409
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                1,713,201
                                                                 --------------
  HOUSEHOLD DURABLES 2.7%
  Harman International
    Industries, Inc.+                                    2,780          299,545
  American Greetings Corp. --
    Class A*+                                            8,020          201,462
  Blyth, Inc.                                            6,050          186,945
  Lennar Corp. -- Class A+                               3,030          144,228
  Mohawk Industries, Inc.*                               1,600          127,024
  Furniture Brands International, Inc.+                  4,950          124,146
  D.R. Horton, Inc.                                      2,480           82,113
  Hovnanian Enterprises, Inc. --
    Class A*+                                            1,920           76,992
  Tupperware Corp.                                         410            6,962
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,249,417
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX Series FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
 MEDIUS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

  HOTELS RESTAURANTS & LEISURE 2.2%
  Mandalay Resort Group                                  3,260   $      223,799
  Brinker International, Inc.*+                          6,640          206,836
  GTECH Holdings Corp.                                   6,440          163,061
  Ruby Tuesday, Inc.+                                    4,270          119,005
  Outback Steakhouse, Inc.                               2,820          117,114
  Boyd Gaming Corp.                                      2,000           56,300
  Bob Evans Farms, Inc.                                  2,050           55,678
  Cheesecake Factory, Inc.*+                               990           42,966
  Krispy Kreme Doughnuts, Inc.*+                         1,970           24,940
  Six Flags, Inc.*                                       3,020           16,429
  Caesars Entertainment, Inc.*                             740           12,358
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    1,038,486
                                                                 --------------
  MEDIA 1.8%
  Belo Corp. -- Class A                                  9,610          216,609
  Washington Post Co. -- Class B                           220          202,400
  Reader's Digest Association, Inc.                     13,290          193,901
  Harte-Hanks, Inc.                                      4,570          114,296
  Entercom Communications Corp.*                         1,710           55,849
  Scholastic Corp.*                                      1,420           43,864
  Westwood One, Inc.*                                      530           10,478
                                                                 --------------
TOTAL MEDIA                                                             837,397
                                                                 --------------
  AUTO COMPONENTS 0.7%
  Lear Corp.+                                            3,390          184,585
  BorgWarner, Inc.                                       3,040          131,602
  Bandag, Inc.                                             270           11,826
  Gentex Corp.                                             270            9,485
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   337,498
                                                                 --------------
  MULTILINE RETAIL 0.3%
  Saks, Inc.*                                            6,830           82,301
  Dollar Tree Stores, Inc.*+                             2,970           80,042
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  162,343
                                                                 --------------
  AUTOMOBILES 0.2%
  Thor Industries, Inc.                                  3,930          104,027
                                                                 --------------
TOTAL AUTOMOBILES                                                       104,027
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Callaway Golf Co.                                      8,710           92,065
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       92,065
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          5,534,434
                                                                 --------------
INFORMATION TECHNOLOGY 9.2%
  SOFTWARE 2.5%
  Cadence Design Systems, Inc.*+                        20,460          266,799
  McAfee, Inc.*+                                        10,680          214,668
  Fair Isaac Corp.                                       6,350          185,420
  RSA Security, Inc.*                                    7,930          153,049
  Sybase, Inc.*                                          6,570           90,600
  Macrovision Corp.*+                                    3,290           79,223
  Wind River Systems, Inc.*                              5,520           67,344
  Macromedia, Inc.*                                      3,090           62,047
  Transaction Systems Architects, Inc. --
    Class A*                                             2,080           38,657
                                                                 --------------
TOTAL SOFTWARE                                                        1,157,807
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
  Semtech Corp.*+                                       10,640          203,969
  Silicon Laboratories, Inc.*+                           5,820          192,584
  Micrel, Inc.*                                         15,820          164,686
  Microchip Technology, Inc.+                            4,650          124,806
  Lam Research Corp.*                                    5,310          116,183
  Cypress Semiconductor Corp.*+                          9,830           86,897
  Triquint Semiconductor, Inc.*                         13,530           52,767
  RF Micro Devices, Inc.*                                  100              634
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                             942,526
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.6%
  Harris Corp.+                                          3,210          176,357
  Polycom, Inc.*                                         7,830          155,191
  Plantronics, Inc.                                      2,920          126,261
  Utstarcom, Inc.*+                                      6,650          107,131
  ADTRAN, Inc.+                                          4,400           99,792
  CommScope, Inc.*+                                      3,980           85,968
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          750,700
                                                                 --------------
  IT CONSULTING & SERVICES 1.1%
  Alliance Data Systems Corp.*                           5,730          232,409
  CheckFree Corp.*+                                      4,310          119,258
  Acxiom Corp.                                           2,930           69,558
  DST Systems, Inc.*+                                    1,260           56,032
  CSG Systems International, Inc.*                       3,120           48,079
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          525,336
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
  CDW Corp.+                                             3,050          176,991
  Vishay Intertechnology, Inc.*+                         8,550          110,295
  National Instruments Corp.+                            3,310          100,194
  Newport Corp.*                                         4,780           54,827
  Amphenol Corp. -- Class A*                               270            9,250
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                451,557
                                                                 --------------
  COMPUTERS & PERIPHERALS 0.7%
  Storage Technology Corp.*+                             9,340          235,928
  Sandisk Corp.*+                                        2,440           71,053
  Quantum Corp.*                                         6,520           15,061
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           322,042
                                                                 --------------
  OFFICE ELECTRONICS 0.3%
  Zebra Technologies Corp. -- Class A*+                  2,150          131,172
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                131,172
                                                                 --------------

                                              See Notes to Financial Statements.

22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
 MEDIUS FUND

                                                                     MARKET
                                                                      VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
TOTAL INFORMATION TECHNOLOGY                                     $    4,281,140
                                                                 --------------
INDUSTRIALS 7.9%
  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Herman Miller, Inc.                                    8,070          198,925
  Education Management Corp.*                            7,090          188,878
  Sotheby's Holdings, Inc. -- Class A*                   9,530          149,812
  Republic Services, Inc.                                4,690          139,574
  Laureate Education, Inc.*+                             3,340          124,315
  Career Education Corp.*+                               4,310          122,533
  Brink's Co.                                            3,720          112,232
  ChoicePoint, Inc.*                                     2,330           99,374
  Copart, Inc.*                                          3,690           69,852
  Stericycle, Inc.*+                                       940           43,146
  Adesa, Inc.*                                           2,440           40,089
  Korn/Ferry International, Inc.*                        1,830           33,361
  Corinthian Colleges, Inc.*+                            1,220           16,446
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,338,537
                                                                 --------------
  MACHINERY 1.8%
  AGCO Corp.*                                           10,050          227,331
  Kennametal, Inc.                                       4,710          212,656
  Pentair, Inc.+                                         5,250          183,278
  Harsco Corp.                                           3,300          148,170
  Nordson Corp.                                          2,330           79,989
                                                                 --------------
TOTAL MACHINERY                                                         851,424
                                                                 --------------
  AEROSPACE & DEFENSE 0.8%
  L-3 Communications Holdings, Inc.                      2,750          184,250
  Precision Castparts Corp.                              1,540           92,477
  Sequa Corp. -- Class A*                                1,650           86,147
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               362,874
                                                                 --------------
  ROAD & RAIL 0.8%
  Werner Enterprises, Inc.+                             10,730          207,196
  Swift Transportation Co., Inc.*+                       8,930          150,203
                                                                 --------------
TOTAL ROAD & RAIL                                                       357,399
                                                                 --------------
  AIR FREIGHT & COURIERS 0.6%
  J.B.Hunt Transport Services, Inc.+                     5,400          200,556
  CNF, Inc.                                              1,830           75,012
  Expeditors International
    Washington, Inc.                                       300           15,510
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            291,078
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.5%
  Thomas & Betts Corp.                                   6,970          186,936
  AMETEK, Inc.                                           1,070           32,442
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              219,378
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.4%
  Dycom Industries, Inc.*                                6,980          198,162
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        198,162
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 0.1%
  Carlisle Cos., Inc.                                      660           42,194
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                           42,194
                                                                 --------------
  AIRLINES 0.0%
  JetBlue Airways Corp.*+                                1,350           28,242
                                                                 --------------
TOTAL AIRLINES                                                           28,242
                                                                 --------------
  MARINE 0.0%
  Alexander & Baldwin, Inc.                                560           19,006
                                                                 --------------
TOTAL MARINE                                                             19,006
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  Fastenal Co.+                                            130            7,488
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    7,488
                                                                 --------------
TOTAL INDUSTRIALS                                                     3,715,782
                                                                 --------------
HEALTH CARE 6.6%
  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Patterson Cos., Inc.*                                  3,080          235,805
  Henry Schein, Inc.*                                    2,550          158,890
  Community Health Systems, Inc.*                        5,790          154,477
  Coventry Health Care, Inc.*                            2,350          125,419
  LifePoint Hospitals, Inc.*+                            3,730          111,937
  Lincare Holdings, Inc.*+                               2,760           82,000
  Renal Care Group, Inc.*                                2,360           76,063
  Covance, Inc.*                                         1,650           65,951
  Universal Health Services, Inc. --
    Class B                                              1,270           55,245
  First Health Group Corp.*                              2,200           35,398
  Apria Healthcare Group, Inc.*                          1,270           34,608
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,135,793
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
  DENTSPLY International, Inc.                           5,310          275,802
  Varian Medical Systems, Inc.*                          6,590          227,816
  Visx, Inc.*+                                           8,530          175,718
  Edwards Lifesciences Corp.*                            3,780          126,630
  Varian, Inc.*                                          1,520           57,562
  Cytyc Corp.*                                           1,800           43,470
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  906,998
                                                                 --------------
  BIOTECHNOLOGY 1.4%
  Millennium Pharmaceuticals, Inc.*+                    21,840          299,426
  Charles River Laboratories
    International, Inc.*                                 4,780          218,924
  Invitrogen Corp.*                                      1,620           89,084
  Cephalon, Inc.*+                                       1,200           57,480
  Vertex Pharmaceuticals, Inc.*                            450            4,725
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     669,639
                                                                 --------------
  PHARMACEUTICALS 0.8%
  Perrigo Co.                                            9,650          198,307
  Par Pharmaceutical Cos., Inc.*+                        2,180           78,327

See Notes to Financial Statements.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT  | 23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
 MEDIUS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  Sepracor, Inc.*+                                       1,570   $       76,585
  IVAX Corp.*                                              210            4,022
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   357,241
                                                                 --------------
TOTAL HEALTH CARE                                                     3,069,671
                                                                 --------------
ENERGY 5.4%
  OIL & GAS 4.4%
  XTO Energy, Inc.                                       9,410          305,637
  Pioneer Natural Resources Co.+                         7,500          258,600
  Pogo Producing Co.                                     5,340          253,383
  Newfield Exploration Co.*                              4,130          252,921
  Noble Energy, Inc.                                     4,180          243,443
  Forest Oil Corp.*                                      7,250          218,370
  Murphy Oil Corp.                                       2,060          178,746
  Plains Exploration & Production Co.*                   6,260          149,364
  Overseas Shipholding Group, Inc.+                      2,950          146,438
  Western Gas Resources, Inc.                            1,320           37,739
                                                                 --------------
TOTAL OIL & GAS                                                       2,044,641
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.0%
  Weatherford International Ltd.*                        3,300          168,366
  Smith International, Inc.*+                            1,750          106,277
  Helmerich & Payne, Inc.                                3,490          100,128
  Grant Prideco, Inc.*+                                  3,290           67,412
  ENSCO International, Inc.                                510           16,662
  National-Oilwell, Inc.*                                  420           13,801
  Patterson-UTI Energy, Inc.                               340            6,484
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       479,130
                                                                 --------------
TOTAL ENERGY                                                          2,523,771
                                                                 --------------
UTILITIES 4.5%
  MULTI-UTILITIES 2.6%
  Energy East Corp.                                     10,510          264,642
  Equitable Resources, Inc.+                             4,750          257,972
  National Fuel Gas Co.                                  8,030          227,490
  SCANA Corp.+                                           4,620          172,511
  MDU Resources Group, Inc.                              4,030          106,110
  Sierra Pacific Resources Corp.*+                       7,750           69,362
  Vectren Corp.                                          2,260           56,907
  Questar Corp.                                            980           44,904
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,199,898
                                                                 --------------
  ELECTRIC UTILITIES 1.9%
  Pepco Holdings, Inc.+                                 13,480          268,252
  Northeast Utilities                                   11,740          227,639
  OGE Energy Corp.                                       8,380          211,427
  Idacorp, Inc.                                          6,230          181,044
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                888,362
                                                                 --------------
TOTAL UTILITIES                                                       2,088,260
                                                                 --------------
MATERIALS 3.2%
  CHEMICALS 1.6%
  Valspar Corp.                                          4,540          211,927
  Scotts Co. -- Class A*                                 3,290          211,054
  Airgas, Inc.                                           4,670          112,407
  IMC Global, Inc.*+                                     4,460           77,559
  Lyondell Chemical Co.+                                 2,430           54,578
  RPM International, Inc.                                2,260           39,889
  FMC Corp.*                                               530           25,742
  Minerals Technologies, Inc.                              350           20,601
                                                                 --------------
TOTAL CHEMICALS                                                         753,757
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.9%
  Bowater, Inc.+                                         5,840          223,029
  Potlatch Corp.+                                        4,180          195,666
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           418,695
                                                                 --------------
  CONTAINERS & PACKAGING 0.4%
  Longview Fibre Co.                                    10,800          164,700
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            164,700
                                                                 --------------
  METALS & MINING 0.3%
  Peabody Energy Corp.                                   2,340          139,230
                                                                 --------------
TOTAL METALS & MINING                                                   139,230
                                                                 --------------
TOTAL MATERIALS                                                       1,476,382
                                                                 --------------
CONSUMER STAPLES 3.0%
  FOOD PRODUCTS 1.7%
  Tyson Foods, Inc. -- Class A+                         16,320          261,446
  Hormel Foods Corp.+                                    9,230          247,179
  Smithfield Foods, Inc.*                                9,210          230,250
  Dean Foods Co.*+                                       1,130           33,923
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     772,798
                                                                 --------------
  FOOD & DRUG RETAILING 0.5%
  Whole Foods Market, Inc.+                              1,560          133,832
  Ruddick Corp.                                          5,300          104,092
  BJ's Wholesale Club, Inc.*+                              320            8,749
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             246,673
                                                                 --------------
  BEVERAGES 0.4%
  PepsiAmericas, Inc.                                   10,010          191,191
                                                                 --------------
TOTAL BEVERAGES                                                         191,191
                                                                 --------------
  HOUSEHOLD PRODUCTS 0.4%
  Energizer Holdings, Inc.*+                             3,980          183,478
  Church & Dwight Co., Inc.                                 65            1,824
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                185,302
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,395,964
                                                                 --------------
TELECOMMUNICATION SERVICES 0.4%
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc.                         2,170          182,649
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               182,649
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        182,649
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $27,127,810)                                                 29,874,181
                                                                 --------------

                                              See Notes to Financial Statements.

24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
 MEDIUS FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  14.1%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04                               $    39,166   $       39,166
  1.71% due 10/01/04                                 3,272,508        3,272,508
  1.70% due 10/01/04                                 3,272,508        3,272,508
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,584,182)                                                   6,584,182
                                                                 --------------
SECURITIES LENDING COLLATERAL  8.9%
  Investment in Securities Lending Short Term
    Investment Portfolio Held By
    U.S. Bank (Note 9)                               4,176,485        4,176,485
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,176,485)                                                   4,176,485
                                                                 --------------
TOTAL INVESTMENTS 87.0%
  (Cost $37,888,477)                                             $   40,634,848
                                                                 ==============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 13.0%                                         $    6,075,558
                                                                 ==============
NET ASSETS - 100.0%                                              $   46,710,406

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      GAIN
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS PURCHASED
December 2004 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $26,538,390)                                   447   $      143,831
                                                                 ==============

                                                      UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENT
November 2004 S&P 400 MidCap Index
  Swap, Maturing 11/22/04**
  (Notional Market Value
  $13,293,524)                                          22,410   $       58,945
                                                                 ==============

 * NON-INCOME PRODUCING SECURITIES.
** PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE RATE.
 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 -
   SEE NOTE 9.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
 INVERSE MID-CAP FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  71.6%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04                               $    25,290   $       25,290
  1.71% due 10/01/04                                 2,113,182        2,113,182
  1.70% due 10/01/04                                 2,113,182        2,113,182
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,251,654)                                                   4,251,654
                                                                 --------------
TOTAL INVESTMENTS 71.6%
  (Cost $4,251,654)                                              $    4,251,654
                                                                 ==============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 28.4%                                         $    1,687,340
                                                                 ==============
NET ASSETS - 100.0%                                              $    5,938,994

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      LOSS
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS SOLD SHORT
December 2004 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $2,552,910)                                               43   $      (23,500)
                                                                 ==============

                                                      UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENT
November 2004 S&P 400 MidCap
  Index Swap, Maturing 11/22/04*
  (Notional Market Value
  $3,404,748)                                            5,740   $      (18,490)
                                                                 ==============

* PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE RATE.

                                              See Notes to Financial Statements.

26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  68.4%

FINANCIALS 14.8%
  BANKS 5.7%
  Provident Bankshares Corp.                            14,094   $      472,854
  Southwest Bancorp of Texas, Inc.                      23,076          464,751
  Susquehanna Bancshares, Inc.                          17,272          424,891
  Pacific Capital Bancorp                               13,990          413,824
  International Bancshares Corp.                        10,704          393,372
  Chittenden Corp.                                      14,251          388,346
  First Republic Bank+                                   7,817          359,582
  TrustCo Bank Corp./NY                                 27,176          348,396
  City Holding Co.                                      10,345          340,247
  Irwin Financial Corp.                                 13,068          337,416
  Independent Bank Corp./MI                             12,403          334,881
  Hanmi Financial Corp.                                  9,843          297,259
  Trustmark Corp.                                        8,646          268,718
  Wintrust Financial Corp.                               4,427          253,578
  Community Bank System, Inc.                            9,559          240,218
  FNB Corp.                                             10,199          225,704
  UMB Financial Corp.                                    4,237          201,978
  First Bancorp Puerto Rico                              4,120          198,996
  Umpqua Holding Corp.                                   8,211          185,240
  Westamerica Bancorporation                             3,250          178,392
  Park National Corp.                                    1,400          178,122
  Old National Bancorp/IN                                6,836          169,806
  First Midwest Bancorp, Inc./IL                         4,800          165,888
  Greater Bay Bancorp+                                   5,757          165,514
  East-West Bancorp, Inc.                                4,646          156,059
  BancorpSouth, Inc.                                     6,768          155,596
  United Bankshares, Inc.                                4,446          154,054
  PrivateBancorp, Inc.                                   5,620          151,515
  Oriental Financial Group+                              5,320          143,959
  First National Bankshares of
    Florida, Inc.                                        4,280          105,074
  Citizens Banking Corp./MI                              3,097          100,869
  MB Financial Corp.                                     1,870           74,127
  Signature Bank/New York NY*                            2,752           73,616
  Boston Private Financial
    Holdings, Inc.                                       2,560           63,898
  Texas Capital Bancshares, Inc.*                        2,606           47,299
  Univest Corporation of Pennsylvania                    1,129           46,007
                                                                 --------------
TOTAL BANKS                                                           8,280,046
                                                                 --------------
  REAL ESTATE 4.2%
  MFA Mortgage Investments, Inc.                        50,587          465,906
  Nationwide Health Properties, Inc.                    20,003          415,062
  Brandywine Realty Trust+                              13,798          392,967
  Equity One, Inc.                                      18,932          371,446
  Commercial Net Lease Realty                           20,184          367,752
  LaSalle Hotel Properties                              12,731          351,376
  Colonial Properties Trust                              8,603          346,013
  Maguire Properties, Inc.                              13,896          337,812
  US Restaurant Properties, Inc.                        19,425          328,088
  Anworth Mortgage Asset Corp.                          27,270          310,333
  Bedford Property Investors, Inc.                      10,160          308,254
  Lexington Corporate  Properties
    Trust                                               13,222          287,050
  Senior Housing Properties Trust                       15,922          283,730
  Capstead Mortgage Corp.+                              20,904          260,255
  Home Properties, Inc.                                  6,207          245,549
  National Health Investors, Inc.                        6,028          171,436
  Healthcare Realty Trust, Inc.                          4,360          170,214
  Impac Mortgage Holdings, Inc.                          6,386          167,952
  American Financial Realty Trust+                      11,110          156,762
  Newcastle Investment Corp.                             4,140          127,098
  LNR Property Corp.+                                    2,036          126,049
  Luminent Mortgage Capital, Inc.                        3,722           47,195
  Highland Hospitality Corp.                             4,050           46,170
  Arbor Realty Trust, Inc.                               1,600           35,520
  Capital Lease Funding, Inc.                            2,820           31,133
                                                                 --------------
TOTAL REAL ESTATE                                                     6,151,122
                                                                 --------------
  INSURANCE 2.0%
  Hilb Rogal & Hobbs Co.+                               10,607          384,186
  ProAssurance Corp.*                                   10,450          365,959
  Horace Mann Educators Corp.                           19,753          347,258
  Philadelphia Consolidated
    Holding Co.*                                         6,279          346,098
  21st Century Insurance Group                          23,308          311,162
  Zenith National Insurance Corp.                        7,010          296,593
  American Equity Investment Life
    Holding Co.*                                        30,268          287,243
  Infinity Property & Casualty Corp.                     7,099          209,633
  Vesta Insurance Group, Inc.                           46,374          208,219
  UICI                                                   4,390          143,729
  First Acceptance Corp.*                                4,710           33,676
  FPIC Insurance Group, Inc.*+                           1,028           26,574
                                                                 --------------
TOTAL INSURANCE                                                       2,960,330
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.8%
  New Century Financial Corp.                            8,812          530,659
  MAF Bancorp, Inc.                                      8,599          370,875
  Brookline Bancorp, Inc.                               23,575          369,420
  Flagstar Bancorp, Inc.                                17,031          362,420
  Provident Financial Services, Inc.                    20,977          361,853
  Corus Bankshares, Inc.                                 4,245          183,087

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  Sterling Financial Corp./WA*                           4,006   $      141,171
  Ocwen Financial Corp.*+                               13,313          121,814
  Commercial Capital Bancorp, Inc.                       3,929           89,149
  Commercial Federal Corp.+                              2,370           63,943
  Franklin Bank Corp./Houston TX*                        2,180           37,169
  Clifton Savings Bancorp, Inc.                          3,140           36,612
  KNBT Bancorp, Inc.                                       188            3,166
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,671,338
                                                                 --------------
  CAPITAL MARKETS 0.6%
  Knight Trading Group, Inc.*                           40,979          378,236
  Piper Jaffray Cos., Inc.*                              8,236          326,063
  LaBranche & Co., Inc.*                                 6,533           55,204
  Capital Southwest Corp.                                  390           29,640
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   789,143
                                                                 --------------
  CONSUMER FINANCE 0.3%
  World Acceptance Corp.*                               16,613          386,252
  Education Lending Group, Inc.*+                        2,938           43,424
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  429,676
                                                                 --------------
  DIVERSIFIED FINANCIALS 0.2%
  eSpeed, Inc. -- Class A*                              23,148          227,545
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            227,545
                                                                 --------------
TOTAL FINANCIALS                                                     21,509,200
                                                                 --------------
INFORMATION TECHNOLOGY 10.7%
  SOFTWARE 2.3%
  Parametric Technology Corp.*                          87,731          463,220
  Internet Security Systems, Inc.*+                     23,538          400,146
  Borland Software Corp.*                               44,406          370,790
  Micros Systems, Inc.*                                  7,349          367,965
  MicroStrategy, Inc. -- Class A*                        8,103          332,952
  Filenet Corp.*                                        16,081          280,774
  Opsware, Inc.*+                                       44,585          250,122
  Quest Software, Inc.*                                 20,426          227,137
  Hyperion Solutions Corp.*+                             4,727          160,671
  Ansys, Inc.*                                           2,670          132,779
  Macrovision Corp.*+                                    4,649          111,948
  Altiris, Inc.*                                         3,097           98,020
  THQ, Inc.*                                             3,903           75,952
  Sonic Solutions, Inc.*                                 1,801           29,392
  Lawson Software, Inc.*                                   761            4,262
                                                                 --------------
TOTAL SOFTWARE                                                        3,306,130
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Trimble Navigation Ltd.*+                             16,781          530,279
  Paxar Corp.*                                          19,966          452,829
  Agilsys, Inc.                                         23,290          402,684
  Technitrol, Inc.*                                     17,722          345,579
  Cognex Corp.                                          11,965          313,483
  Taser International, Inc.*+                            8,263          310,276
  Coherent, Inc.*                                        5,010          129,959
  Littelfuse, Inc.*                                      3,337          115,227
  Global Imaging Systems, Inc.*                          3,265          101,476
  Veeco Instruments, Inc.*                               3,771           79,078
  Lexar Media, Inc.*                                     6,458           54,183
  TTM Technologies, Inc.*                                3,794           33,729
  Digital Theater Systems, Inc.*                         1,750           31,937
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,900,719
                                                                 --------------
  COMPUTERS & PERIPHERALS 1.4%
  Brocade Communications
    Systems, Inc.*+                                     91,004          514,173
  Hutchinson Technology, Inc.*+                         15,061          402,581
  Imation Corp.                                         10,173          362,057
  Electronics for Imaging, Inc.*+                       15,614          253,571
  PalmOne, Inc.*+                                        4,682          142,520
  Quantum Corp.*+                                       40,947           94,588
  Adaptec, Inc.*                                        11,775           89,490
  Emulex Corp.*                                          7,641           88,024
  Pinnacle Systems, Inc.*                                6,856           28,589
  Silicon Graphics, Inc.*+                              14,635           20,928
  Overland Storage, Inc.*                                1,279           17,893
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                         2,014,414
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
  Photronics, Inc.*+                                    19,525          324,505
  Power Integrations, Inc.*+                            14,887          304,141
  DSP Group, Inc.*                                      13,940          293,437
  Kulicke & Soffa Industries, Inc.*                     35,190          198,824
  Sigmatel, Inc.*                                        8,231          174,580
  Mindspeed Technologies, Inc.*+                        83,725          167,450
  RF Micro Devices, Inc.*                               16,745          106,163
  Integrated Device Technology, Inc.*+                  10,746          102,409
  OmniVision Technologies, Inc.*+                        5,458           77,231
  Credence Systems Corp.*+                               9,848           70,906
  Lattice Semiconductor Corp.*                           8,065           39,599
  Pixelworks, Inc.*                                      3,006           30,090
  Dupont Photomasks, Inc.*                               1,448           24,674
  Atheros Communications, Inc.*                          2,195           22,389
  Tessera Technologies, Inc.*                            1,011           22,343
                                                                 --------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                             1,958,741
                                                                 --------------
  IT CONSULTING & SERVICES 1.3%
  SRA International, Inc. -- Class A*                    6,900          355,764
  iPayment Holdings, Inc.*                               8,495          341,159
  Perot Systems Corp. -- Class A*                       11,531          185,188
  MAXIMUS, Inc.*                                         6,317          181,993
  BISYS Group, Inc.*                                    12,180          177,950

                                              See Notes to Financial Statements.

28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  Euronet Worldwide, Inc.*                               8,104   $      151,707
  eFunds Corp.*                                          8,086          150,319
  Sapient Corp.*                                        19,269          147,022
  Titan Corp.*                                           7,006           97,874
  Gartner, Inc. -- Class A*                              5,820           68,036
  Keane, Inc.*+                                          4,390           67,430
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,924,442
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 1.3%
  EarthLink, Inc.*+                                     43,467          447,710
  Digital River, Inc.*                                  12,105          360,487
  aQuantive, Inc.*                                      35,871          346,155
  ValueClick, Inc.*                                     31,096          293,546
  Ariba, Inc.*                                          22,503          210,178
  Equinix, Inc.*                                         2,591           79,725
  HomeStore, Inc.*                                      30,289           69,968
  Digital Insight Corp.*+                                2,965           40,413
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,848,182
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.1%
  F5 Networks, Inc.*+                                   14,553          443,284
  Ditech Communications Corp.*                          15,360          343,911
  Inter-Tel, Inc.+                                      14,537          314,290
  Aspect Communications Corp.*                          15,397          152,892
  Packeteer, Inc.*                                      10,250          110,803
  Ixia*                                                 11,325          110,079
  Bel Fuse, Inc. -- Class B                              3,172          104,930
  Extreme Networks, Inc.*+                              10,845           48,260
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,628,449
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         15,581,077
                                                                 --------------
CONSUMER DISCRETIONARY 9.9%
  SPECIALTY RETAIL 2.4%
  Stage Stores, Inc.*                                   10,959          375,017
  Sonic Automotive, Inc.                                17,890          358,694
  Jo-Ann Stores, Inc.*                                  11,193          313,852
  Children's Place Retail Stores, Inc.*                 12,845          307,124
  Group 1 Automotive, Inc.*+                            10,657          290,723
  United Auto Group, Inc.                               11,359          284,997
  Lithia Motors, Inc. -- Class A                        12,775          271,596
  Stein Mart, Inc.*                                     17,784          270,672
  Hollywood Entertainment Corp.*                        25,096          247,698
  Guitar Center, Inc.*+                                  5,265          227,975
  Christopher & Banks Corp.                             13,463          215,543
  Tractor Supply Co.*                                    6,614          207,944
  Haverty Furniture Cos., Inc.                           8,950          156,983
  PEP Boys-Manny Moe & Jack+                             1,180           16,520
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                3,545,338
                                                                 --------------
  HOTELS RESTAURANTS & LEISURE 2.1%
  Vail Resorts, Inc.*                                   18,197          328,820
  Rare Hospitality International, Inc.*                 12,105          322,598
  Ryan's Restaurant Group, Inc.*                        21,510          319,208
  Jack in the Box, Inc.*                                 9,946          315,587
  O'Charleys, Inc.*                                     18,931          308,575
  Boca Resorts, Inc. -- Class A*                        15,414          286,238
  CEC Entertainment, Inc.*                               6,796          249,753
  Bob Evans Farms, Inc.                                  8,483          230,398
  Lone Star Steakhouse & Saloon, Inc.                    7,705          199,020
  Bluegreen Corp.*                                      11,959          133,104
  Scientific Games Corp. -- Class A*                     5,791          110,608
  Triarc Cos. -- Class B                                 6,074           69,669
  Ameristar Casinos, Inc.                                1,807           54,662
  Pinnacle Entertainment, Inc.*                          3,748           51,722
  Red Robin Gourmet Burgers, Inc.*                       1,163           50,788
  Multimedia Games, Inc.*                                2,249           34,860
  Penn National Gaming, Inc.*                              490           19,796
  Sunterra Corp.*                                        1,910           18,202
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    3,103,608
                                                                 --------------
  MEDIA 1.4%
  RH Donnelley Corp.*+                                   8,391          414,180
  Reader's Digest Association, Inc.                     27,275          397,942
  Mediacom Communications Corp.*                        44,038          287,568
  Salem Communications Corp./DE --
    Class A*                                            10,911          276,266
  Valassis Communications, Inc.*                         5,330          157,661
  Sinclair Broadcast Group, Inc. --
    Class A                                             19,093          139,379
  Arbitron, Inc.*                                        2,962          108,439
  Spanish Broadcasting Systems*                          8,913           87,704
  Journal Communications, Inc. --
    Class A                                              3,716           65,179
  Entravision Communications Corp. --
    Class A*                                             8,380           63,772
  Navarre Corp.*                                         2,369           34,327
                                                                 --------------
TOTAL MEDIA                                                           2,032,417
                                                                 --------------
  HOUSEHOLD DURABLES 1.3%
  American Greetings Corp. --
    Class A*+                                           17,277          433,998
  Tupperware Corp.+                                     20,480          347,750
  Meritage Homes Corp.*                                  3,873          304,418
  Champion Enterprises, Inc.*                           19,132          196,868
  Blyth, Inc.                                            4,660          143,994
  Levitt Corp. -- Class A                                5,786          135,740
  Furniture Brands International, Inc.+                  5,387          135,106
  Ethan Allen Interiors, Inc.+                           3,810          132,398
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,830,272
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  TEXTILES & APPAREL 1.0%
  Kellwood Co.                                          11,930   $      434,848
  Phillips-Van Heusen Corp.                             16,285          362,830
  K-Swiss, Inc. -- Class A+                             15,620          300,685
  Quiksilver, Inc.*                                     10,358          263,300
  Carter's, Inc.*                                        2,850           78,917
                                                                 --------------
TOTAL TEXTILES & APPAREL                                              1,440,580
                                                                 --------------
  AUTO COMPONENTS 0.6%
  Cooper Tire & Rubber Co.                              16,689          336,617
  Visteon Corp.+                                        38,631          308,662
  ArvinMeritor, Inc.                                     6,133          114,994
  Hayes Lemmerz International, Inc.*                     3,920           39,827
  LKQ Corp.*                                             2,070           37,819
  Tower Automotive, Inc.*+                               6,960           14,546
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   852,465
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.4%
  Insight Enterprises, Inc.*                            20,616          347,174
  1-800-FLOWERS.com, Inc.*                              11,080           91,964
  J. Jill Group, Inc.*                                   1,888           37,477
  Coldwater Creek, Inc.*+                                1,044           21,788
  Priceline.com, Inc.*+                                    490           10,863
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         509,266
                                                                 --------------
  AUTOMOBILES 0.3%
  Winnebago Industries, Inc.+                            4,540          157,266
  Monaco Coach Corp.                                     6,110          132,282
  Thor Industries, Inc.                                  4,630          122,556
  Fleetwood Enterprises, Inc.*+                          4,630           70,283
                                                                 --------------
TOTAL AUTOMOBILES                                                       482,387
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  K2, Inc.*                                              9,980          142,814
  Marinemax, Inc.*                                       3,591           80,869
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      223,683
                                                                 --------------
  DISTRIBUTORS 0.1%
  Wesco International, Inc.*                             8,352          202,536
                                                                 --------------
TOTAL DISTRIBUTORS                                                      202,536
                                                                 --------------
  MULTILINE RETAIL 0.1%
  ShopKo Stores, Inc.*                                   3,696           64,347
  99 Cents Only Stores*+                                 3,659           52,068
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  116,415
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         14,338,967
                                                                 --------------
INDUSTRIALS 9.8%
  MACHINERY 2.6%
  Joy Global, Inc.                                      13,822          475,200
  Kennametal, Inc.                                       9,748          440,122
  Ceradyne, Inc.*                                        8,346          366,473
  Lincoln Electric Holdings, Inc.                       11,062          346,904
  ESCO Technologies, Inc.*                               5,116          346,660
  Tecumseh Products Co. -- Class A                       8,265          346,056
  IDEX Corp.                                             9,925          337,053
  Clarcor, Inc.                                          7,025          334,882
  Stewart & Stevenson Services, Inc.                    18,277          322,955
  Toro Co.                                               2,600          177,580
  Middleby Corp.                                         2,282          120,147
  Wabash National Corp.*                                 3,740          102,738
  Gardner Denver, Inc.*                                  2,146           59,165
  Flowserve Corp.*                                       1,870           45,217
                                                                 --------------
TOTAL MACHINERY                                                       3,821,152
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Strayer Education, Inc.+                               3,798          436,808
  Waste Connections, Inc.*                              12,224          387,256
  CoStar Group, Inc.*                                    7,835          385,404
  School Specialty, Inc.*+                               9,381          369,705
  NCO Group, Inc.*                                      12,236          329,760
  Rollins, Inc.                                         13,398          325,437
  Bowne & Co., Inc.                                     22,086          286,897
  Tetra Tech, Inc.*+                                    22,392          283,707
  Greg Manning Auctions, Inc.*+                         19,076          213,461
  Central Parking Corp.                                 15,452          204,275
  Corrections Corporation of America*                    3,438          121,568
  G & K Services, Inc. -- Class A                        2,478           98,476
  Consolidated Graphics, Inc.*                           2,175           91,133
  Universal Technical Institute, Inc.*                   2,800           84,504
  Intersections, Inc.*                                     668            9,786
  Brady Corp. -- Class A                                    94            4,584
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,632,761
                                                                 --------------
  AEROSPACE & DEFENSE 1.0%
  Aviall, Inc.*                                         16,699          340,660
  Esterline Technologies Corp.*+                        10,700          327,313
  Triumph Group, Inc.*                                   9,582          324,159
  Orbital Sciences Corp.*                               24,795          283,159
  Moog, Inc. -- Class A*                                 5,368          194,858
  AAR Corp.*                                             4,730           58,889
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             1,529,038
                                                                 --------------
  ROAD & RAIL 0.9%
  Laidlaw International, Inc.*                          31,295          514,803
  Dollar Thrifty Automotive
  Group, Inc.*                                          11,932          290,305
  Werner Enterprises, Inc.+                              7,920          152,935
  Swift Transportation Co., Inc.*+                       8,200          137,924
  Kansas City Southern*                                  8,352          126,700
  Arkansas Best Corp.                                    2,560           93,747
  SCS Transportation, Inc.*                              2,187           41,422
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,357,836
                                                                 --------------

                                              See Notes to Financial Statements.

30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  CONSTRUCTION & ENGINEERING 0.7%
  Dycom Industries, Inc.*                               13,063   $      370,858
  Shaw Group, Inc.*+                                    28,490          341,880
  Washington Group
    International, Inc.*                                 4,830          167,215
  EMCOR Group, Inc.*                                     2,674          100,596
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        980,549
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.7%
  Woodward Governor Co.                                  4,837          326,449
  Thomas & Betts Corp.+                                 10,754          288,422
  Regal-Beloit Corp.                                     8,234          199,180
  FuelCell Energy, Inc.*                                 4,480           45,920
  A.O. Smith Corp.                                       1,750           42,613
  American Superconductor Corp.*                         2,930           36,391
  Plug Power, Inc.*                                      5,515           35,351
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              974,326
                                                                 --------------
  BUILDING PRODUCTS 0.4%
  Griffon Corp.*+                                       14,379          303,397
  Jacuzzi Brands, Inc.*                                 28,387          263,999
  Lennox International, Inc.                             5,064           75,656
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 643,052
                                                                 --------------
  AIRLINES 0.4%
  SkyWest, Inc.                                         19,872          299,074
  AirTran Holdings, Inc.*                               19,868          197,885
  Continental Airlines, Inc. -- Class B*+                7,868           67,035
  Frontier Airlines, Inc.*                               6,176           47,432
                                                                 --------------
TOTAL AIRLINES                                                          611,426
                                                                 --------------
  MARINE 0.2%
  Alexander & Baldwin, Inc.                              8,767          297,552
                                                                 --------------
TOTAL MARINE                                                            297,552
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 0.2%
  Tredegar Corp.                                        12,520          227,864
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          227,864
                                                                 --------------
  AIR FREIGHT & COURIERS 0.2%
  Pacer International, Inc.*+                           13,473          220,957
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            220,957
                                                                 --------------
TOTAL INDUSTRIALS                                                    14,296,513
                                                                 --------------
HEALTH CARE 9.4%
  HEALTH CARE PROVIDERS & SERVICES 2.7%
  Cerner Corp.*+                                         9,269          400,977
  LifePoint Hospitals, Inc.*+                           11,271          338,243
  Magellan Health Services, Inc.*                        8,187          299,317
  Advisory Board Co.*                                    8,601          288,994
  NDCHealth Corp.                                       15,549          249,561
  AmSurg Corp.*                                         11,771          249,310
  AMERIGROUP Corp.*                                      3,550          199,687
  eResearch Technology, Inc.*                           14,190          189,153
  First Health Group Corp.*                              9,420          151,568
  Res-Care, Inc.*                                       12,008          142,295
  Apria Healthcare Group, Inc.*                          5,160          140,610
  American Healthways, Inc.*                             4,830          140,601
  Centene Corp.*                                         2,968          126,377
  Dendrite International, Inc.*                          7,175          115,661
  Molina Healthcare, Inc.*                               2,820          100,110
  Beverly Enterprises, Inc.*+                           12,820           97,047
  RehabCare Group, Inc.*                                 4,134           95,206
  LabOne, Inc.*                                          3,014           88,099
  Parexel International Corp.*                           4,242           83,143
  Select Medical Corp.                                   6,110           82,057
  Stewart Enterprises, Inc. -- Class A*                 11,142           77,437
  Province Healthcare Co.*                               3,450           72,174
  Genesis HealthCare Corp.*                              2,330           70,855
  United Surgical Partners
    International, Inc.*+                                1,970           67,670
  Odyssey HealthCare, Inc.*                              3,456           61,344
  LCA-Vision, Inc.                                       1,340           34,559
  Hanger Orthopedic Group, Inc.*                         5,737           28,742
  Proxymed, Inc.*                                        1,410           14,058
  VistaCare, Inc. -- Class A*+                             890           13,626
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                4,018,481
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
  Intuitive Surgical, Inc.*                             18,189          450,178
  Ventana Medical Systems, Inc.*                         7,823          394,592
  Visx, Inc.*+                                          15,452          318,311
  Align Technology, Inc.*+                              20,616          315,013
  Kyphon, Inc.*                                         11,898          294,832
  Biosite, Inc.*+                                        5,679          278,044
  Advanced Neuromodulation
    Systems, Inc.*+                                      9,015          273,605
  DJ Orthopedics, Inc.*                                 15,208          268,421
  Laserscope*                                           11,942          242,064
  Varian, Inc.*                                          6,367          241,118
  Hologic, Inc.*                                        11,762          226,654
  CTI Molecluar Imaging, Inc.*                          22,975          185,408
  Steris Corp.*+                                         6,731          147,678
  Invacare Corp.                                         1,646           75,716
  Datascope Corp.                                        1,103           41,142
  Closure Medical Corp.*                                 2,270           32,325
  Possis Medical, Inc.*                                  1,522           23,835
  Conmed Corp.*                                            300            7,890
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                3,816,826
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  BIOTECHNOLOGY 2.4%
  United Therapeutics Corp.*+                           12,987   $      453,636
  Incyte Corp.*+                                        44,387          427,447
  Human Genome Sciences, Inc.*                          37,583          410,031
  NPS Pharmaceuticals, Inc.*+                           17,381          378,558
  Vertex Pharmaceuticals, Inc.*+                        33,406          350,763
  Lexicon Genetics, Inc./TX*                            42,498          280,062
  InterMune, Inc.*                                      21,451          252,907
  Digene Corp.*                                          9,099          236,210
  deCODE genetics, Inc.*                                22,370          168,446
  Ligand Pharmaceuticals, Inc. --
    Class B*                                            10,496          105,170
  Cepheid, Inc.*                                        11,489           99,035
  Exelixis, Inc.*                                       11,850           95,511
  Pharmion Corp.*+                                       1,091           56,401
  Onyx Pharmaceuticals, Inc.*+                           1,289           55,440
  Encysive Pharmaceuticals, Inc.*                        5,037           45,484
  Cubist Pharmaceuticals, Inc.*                          3,982           39,342
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   3,454,443
                                                                 --------------
  PHARMACEUTICALS 1.7%
  Connetics Corp.*+                                     16,697          451,153
  Perrigo Co.                                           21,339          438,516
  Par Pharmaceutical Cos., Inc.*+                       11,391          409,279
  Kos Pharmaceuticals, Inc.*                             9,457          336,764
  Impax Laboratories, Inc.*                             19,699          302,577
  First Horizon Pharmaceutical, Corp.*                  12,132          242,761
  Inspire Pharmaceuticals, Inc.*                        10,080          158,558
  KV Pharmaceutical Co.*                                 3,275           58,623
  Alpharma, Inc. -- Class A                              3,105           56,790
  Barrier Therapeutics, Inc.*                              651            7,916
  Guilford Pharmaceuticals, Inc.*+                           5               25
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 2,462,962
                                                                 --------------
TOTAL HEALTH CARE                                                    13,752,712
                                                                 --------------
MATERIALS 4.8%
  CHEMICALS 2.1%
  OM Group, Inc.*+                                      13,162          481,203
  Millennium Chemicals, Inc.*                           22,154          469,886
  Georgia Gulf Corp.                                    10,412          464,271
  Airgas, Inc.                                          17,394          418,674
  Minerals Technologies, Inc.                            6,576          387,063
  PolyOne Corp.*                                        44,319          333,279
  Ferro Corp.                                            9,069          197,795
  Headwaters, Inc.*                                      3,819          117,854
  Cambrex Corp.                                          3,840           84,288
  Symyx Technologies, Inc.*                              2,615           61,583
  Terra Industries, Inc.*                                3,809           32,986
                                                                 --------------
TOTAL CHEMICALS                                                       3,048,882
                                                                 --------------
  METALS & MINING 1.6%
  Carpenter Technology Corp.                            10,167          485,373
  Hecla Mining Co.*                                     62,527          465,201
  Stillwater Mining Co.*                                21,075          326,662
  Century Aluminum Co.*                                  9,143          253,535
  Allegheny Technologies, Inc.                          10,394          189,690
  Titanium Metals Corp.*                                 8,080          189,557
  Coeur d'Alene Mines Corp.*+                           27,518          130,435
  Oregon Steel Mills, Inc.*                              6,411          106,615
  AK Steel Holding Corp.*                                8,235           67,198
  Metal Management, Inc.*                                2,370           43,087
  Metals USA, Inc.*                                      2,020           35,835
                                                                 --------------
TOTAL METALS & MINING                                                 2,293,188
                                                                 --------------
  CONTAINERS & PACKAGING 0.5%
  AptarGroup, Inc.                                       9,869          433,940
  Chesapeake Corp.                                       7,685          184,594
  Longview Fibre Co.                                     5,360           81,740
  Anchor Glass Container Corp.                           7,149           58,693
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            758,967
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.4%
  Potlatch Corp.+                                        9,256          433,273
  Wausau-Mosinee Paper Corp.                             4,630           77,090
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           510,363
                                                                 --------------
  CONSTRUCTION MATERIALS 0.2%
  Eagle Materials, Inc.                                  3,320          236,716
  Texas Industries, Inc.+                                2,070          106,481
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            343,197
                                                                 --------------
TOTAL MATERIALS                                                       6,954,597
                                                                 --------------
ENERGY 4.5%
  OIL & GAS 2.6%
  Tesoro Petroleum Corp.*+                              15,721          464,241
  Cabot Oil & Gas Corp.+                                 9,416          422,778
  Meridian Resource Corp.*                              44,485          392,803
  Swift Energy Co.*                                     15,874          380,341
  Magnum Hunter Resources, Inc.*                        32,142          370,919
  Giant Industries, Inc.*                               12,572          305,500
  Holly Corp.                                           11,568          294,984
  Plains Exploration &
    Production Co.*+                                    11,833          282,335
  Callon Petroleum Co.*                                 19,711          249,935
  Encore Acquisition Co.*                                5,919          204,206
  Southwestern Energy Co.*                               3,282          137,811
  Stone Energy Corp.*                                    2,390          104,586
  Overseas Shipholding Group, Inc.+                      2,063          102,407
  Atlas America, Inc.*                                   1,440           31,349
  Syntroleum Corp.*                                      2,152           15,107
                                                                 --------------
TOTAL OIL & GAS                                                       3,759,302
                                                                 --------------

See Notes to Financial Statements.

32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
  ENERGY EQUIPMENT & SERVICES 1.9%
  Unit Corp.*+                                          15,041   $      527,638
  Cal Dive International, Inc.*                         11,908          424,163
  CARBO Ceramics, Inc.                                   5,329          384,434
  Offshore Logistics, Inc.*                             11,107          382,303
  Universal Compression
    Holdings, Inc.*                                     10,501          357,769
  Key Energy Services, Inc.*                            31,892          352,407
  Helmerich & Payne, Inc.                                5,200          149,188
  Todco -- Class A*+                                     6,123          106,234
  Hanover Compressor Co.*+                               7,831          105,327
  Veritas DGC, Inc.*+                                    2,670           60,823
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,850,286
                                                                 --------------
TOTAL ENERGY                                                          6,609,588
                                                                 --------------
UTILITIES 2.1%
  GAS UTILITIES 0.9%
  Southern Union Co.*+                                  21,201          434,613
  Atmos Energy Corp.                                     7,490          188,673
  Piedmont Natural Gas Co.+                              3,850          169,169
  Nicor, Inc.                                            3,982          146,139
  WGL Holdings, Inc.                                     5,004          141,413
  Peoples Energy Corp.+                                  3,336          139,045
                                                                 --------------
TOTAL GAS UTILITIES                                                   1,219,052
                                                                 --------------
  MULTI-UTILITIES 0.7%
  CMS Energy Corp.*+                                    42,890          408,313
  Energen Corp.                                          5,105          263,163
  Avista Corp.                                           8,343          151,008
  Calpine Corp.*+                                       49,454          143,416
  Aquila, Inc.*+                                        30,283           94,483
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,060,383
                                                                 --------------
  ELECTRIC UTILITIES 0.5%
  El Paso Electric Co.*                                 21,892          351,805
  Idacorp, Inc.                                          5,226          151,868
  Duquesne Light Holdings, Inc.+                         7,668          137,717
  CH Energy Group, Inc.                                  1,280           58,624
  Empire District Electric Co.                           2,506           51,498
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                751,512
                                                                 --------------
TOTAL UTILITIES                                                       3,030,947
                                                                 --------------
CONSUMER STAPLES 1.9%
  FOOD & DRUG RETAILING 0.6%
  Longs Drug Stores Corp.                               14,542          351,916
  Ruddick Corp.                                         15,381          302,083
  Wild Oats Markets, Inc.*                              17,265          149,170
  Central European
    Distribution Corp.*                                  4,928          110,091
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             913,260
                                                                 --------------
  FOOD PRODUCTS 0.6%
  Corn Products International, Inc.+                     9,430          434,723
  Ralcorp Holdings, Inc.*                               10,116          365,188
  Sanderson Farms, Inc.                                  1,889           63,187
  Cal-Maine Foods, Inc.                                  1,503           16,488
  Lance, Inc.                                              490            7,913
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     887,499
                                                                 --------------
  PERSONAL PRODUCTS 0.3%
  USANA Health Sciences, Inc.*                           6,108          212,559
  Nu Skin Enterprises, Inc.                              8,257          194,122
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 406,681
                                                                 --------------
  TOBACCO 0.2%
  Vector Group Ltd.+                                    17,914          269,247
                                                                 --------------
TOTAL TOBACCO                                                           269,247
                                                                 --------------
  BEVERAGES 0.1%
  Robert Mondavi Corp. -- Class A*                       4,484          175,638
                                                                 --------------
TOTAL BEVERAGES                                                         175,638
                                                                 --------------
  HOUSEHOLD PRODUCTS 0.1%
  Rayovac Corp.*                                         6,542          172,382
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                172,382
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,824,707
                                                                 --------------
TELECOMMUNICATION SERVICES 0.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
  Golden Telecom, Inc.                                  11,533          329,037
  PTEK Holdings, Inc.*                                  11,530           98,812
  Time Warner Telecom, Inc. -- Class A*                 10,650           51,120
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                              478,969
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Alamosa Holdings, Inc.*+                              17,591          134,395
  Arch Wireless, Inc. -- Class A*                        1,960           56,311
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               190,706
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        669,675
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $94,122,265)                                                 99,567,983
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
  MEKROS FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  14.9%
  Repurchase Agreement (Note 6)
  1.72% due 10/01/04                               $   129,281   $      129,281
  1.71% due 10/01/04                                10,802,081       10,802,081
  1.70% due 10/01/04                                10,802,081       10,802,081
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,733,443)                                                 21,733,443
                                                                 --------------
SECURITIES LENDING COLLATERAL  7.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held By
  U.S. Bank (Note 9)                                10,494,337       10,494,337
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $10,494,337)                                                 10,494,337
                                                                 --------------
TOTAL INVESTMENTS 90.5%
  (Cost $126,350,045)                                            $  131,795,763
                                                                 ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 9.5%                                             $   13,764,310
                                                                 ==============
NET ASSETS - 100.0%                                              $  145,560,073

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      GAIN
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS PURCHASED
December 2004 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $81,424,060)                                 1,423   $    1,088,411
                                                                 ==============

                                                      UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENTS
October 2004 Russell 2000 Index
  Swap, Maturing 10/04/04**
  (Notional Market Value
  $2,620,230)                                            4,573           92,610
November 2004 Russell 2000 Index
  Swap, Maturing 11/22/04**
  (Notional Market Value
  $34,831,396)                                          60,794   $      855,058
                                                                 --------------
(TOTAL NOTIONAL MARKET VALUE
$37,451,626)                                                     $      947,668
                                                                 ==============

 * NON-INCOME PRODUCING SECURITIES.

** PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

See Notes to Financial Statements.

34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
FEDERAL AGENCY DISCOUNT NOTES  14.8%
Farmer Mac*
  1.83% due 12/15/04                               $ 3,200,000   $    3,187,800
Federal Home Loan Bank*
  1.72% due 10/13/04                                 2,000,000        1,998,853
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,186,653)                                                   5,186,653
                                                                 --------------
REPURCHASE AGREEMENTS  79.5%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04                                   165,140          165,140
  1.71% due 10/01/04                                13,798,362       13,798,362
  1.70% due 10/01/04                                13,798,362       13,798,362
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $27,761,864)                                                 27,761,864
                                                                 --------------
TOTAL INVESTMENTS 94.3%
  (Cost $32,948,517)                                             $   32,948,517
                                                                 ==============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 5.7%                                          $    1,989,292
                                                                 ==============
NET ASSETS - 100.0%                                              $   34,937,809

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      LOSS
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $16,593,800)                                             290   $      (82,736)
                                                                 ==============
                                                      UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENT
November 2004 Russell 2000 Index
  Swap, Maturing 11/22/04**
  (Notional Market Value
  $18,384,375)                                          32,088   $     (454,991)
                                                                 ==============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
  U.S. GOVERNMENT BOND FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                  ------------   --------------

U.S. TREASURY OBLIGATIONS 94.9%
U.S. Treasury Bond
  5.38% due 02/15/31                              $135,891,000   $  145,530,768
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $136,912,662)                                               145,530,768
                                                                 --------------
REPURCHASE AGREEMENTS  4.8%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04                                    43,830           43,830
  1.71% due 10/01/04                                 3,662,333        3,662,333
  1.70% due 10/01/04                                 3,662,333        3,662,333
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,368,496)                                                   7,368,496
                                                                 --------------
TOTAL INVESTMENTS 99.7%
(Cost $144,281,158)                                              $  152,899,264
                                                                 ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                                             $      514,264
                                                                 ==============
NET ASSETS - 100.0%                                              $  153,413,528

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      GAIN
                                                    CONTRACTS       (NOTE 1)
                                                  ------------   --------------

FUTURES CONTRACTS PURCHASED
December 2004 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $50,035,625)                                   446   $    1,096,125
                                                                 ==============

                                              See Notes to Financial Statements.

36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
  LARGE-CAP EUROPE FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  90.6%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04+                              $ 5,917,861   $    5,917,861
  1.71% due 10/01/04                                12,374,084       12,374,084
  1.70% due 10/01/04                                12,374,084       12,374,084
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $30,666,029)                                                 30,666,029
                                                                 --------------
TOTAL INVESTMENTS 90.6%
  (Cost $30,666,029)                                             $   30,666,029
                                                                 ==============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 9.4%                                          $    3,182,877
                                                                 ==============
NET ASSETS - 100.0%                                              $   33,848,906

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                      GAIN
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones Europe STOXX
  50 Index Swap, Maturing 10/12/04*
  (Notional Market Value
  $42,001,719)                                          12,594   $      635,606
                                                                 ==============

* PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.
+ ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT SEPTEMBER 30, 2004.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
 LARGE-CAP JAPAN FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
FEDERAL AGENCY DISCOUNT NOTES  24.4%
Federal Home Loan Bank*
  1.65% due 10/05/04                               $10,000,000   $    9,998,167
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $9,998,167)                                                   9,998,167
                                                                 --------------
REPURCHASE AGREEMENTS  93.4%
Repurchase Agreement (Note 6)
  1.72% due 10/01/04+                                2,333,666        2,333,666
  1.71% due 10/01/04                                17,967,813       17,967,813
  1.70% due 10/01/04                                17,967,813       17,967,813
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,269,292)                                                 38,269,292
                                                                 --------------
TOTAL INVESTMENTS 117.8%
  (Cost $48,267,459)                                             $   48,267,459
                                                                 ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (17.8)%                                         $   (7,300,756)
                                                                 ==============
NET ASSETS - 100.0%                                              $   40,966,703

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                   GAIN (LOSS)
                                                    CONTRACTS       (NOTE 1)
                                                   -----------   --------------
FUTURES CONTRACTS PURCHASED
December 2004 Yen Currency
  Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $5,476,200)                                     48   $       44,122
December 2004 Nikkei 225
  Futures Contracts
  (Aggregate Market Value of
  Contracts $3,526,250)                                     65            1,068
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $9,002,450)                                          $       45,190
                                                                 ==============

                                                      UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENT
October 2004 Topix 100 Index
  Swap, Maturing 10/12/04**
  (Notional Market Value
  $47,826,248)                                       6,665,821   $   (1,534,044)
                                                                 ==============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT SEPTEMBER 30,
   2004.

                                              See Notes to Financial Statements.

38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  98.3%

INDUSTRIALS 20.8%
   COMMERCIAL SERVICES & SUPPLIES 5.1%
   Waste Connections, Inc.*                             23,459   $      743,181
   United Stationers, Inc.*                             16,212          703,601
   ABM Industries, Inc.                                 23,734          478,240
   School Specialty, Inc.*+                             11,068          436,190
   NCO Group, Inc.*                                     15,534          418,641
   G & K Services, Inc. -- Class A                      10,198          405,269
   Ionics, Inc.*+                                       11,049          298,323
   Consolidated Graphics, Inc.*                          6,631          277,839
   Viad Corp.                                           10,810          256,521
   Central Parking Corp.                                17,826          235,660
   Spherion Corp.*                                      29,748          232,629
   Bowne & Co., Inc.                                    17,234          223,870
   Volt Information Sciences, Inc.*                      7,465          214,768
   CDI Corp.                                             9,646          197,743
   Mobile Mini, Inc.*                                    7,088          175,782
   PRG-Schultz International, Inc.*                     30,232          173,532
   SOURCECORP, Inc.*                                     7,741          171,386
   Standard Register Co.                                13,933          146,296
   Angelica Corp.                                        4,396          109,372
   Insurance Auto Auctions, Inc.*                        5,636           96,657
   On Assignment, Inc.*                                 12,281           54,528
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  6,050,028
                                                                 --------------
   MACHINERY 4.7%
   Timken Co.                                           43,987        1,082,960
   Mueller Industries, Inc.                             17,041          731,911
   Reliance Steel & Aluminum Co.                        15,920          632,024
   Albany International Corp. -- Class A                16,163          481,819
   Watts Industries, Inc. -- Class A                    15,791          423,988
   JLG Industries, Inc.                                 21,290          357,672
   Barnes Group, Inc.                                   11,346          311,675
   Gardner Denver, Inc.*                                 9,677          266,795
   Thomas Industries, Inc.                               8,493          266,680
   Stewart & Stevenson Services, Inc.                   14,085          248,882
   Valmont Industries, Inc.                             11,705          244,283
   Astec Industries, Inc.*                               9,679          185,063
   Robbins & Myers, Inc.                                 7,110          156,420
   Wolverine Tube, Inc.*                                 7,275           84,026
   Lydall, Inc.*                                         7,864           73,135
                                                                 --------------
TOTAL MACHINERY                                                       5,547,333
                                                                 --------------
   AEROSPACE & DEFENSE 2.8%
   Curtiss-Wright Corp.                                 10,428          596,794
   DRS Technologies, Inc.*                              13,242          495,781
   Moog, Inc. -- Class A*                               12,534          454,984
   Esterline Technologies Corp.*                        10,364          317,035
   Cubic Corp.                                          13,080          299,532
   Gencorp, Inc.                                        21,853          296,108
   EDO Corp.                                             9,709          269,425
   Triumph Group, Inc.*                                  7,787          263,434
   AAR Corp.*+                                          15,786          196,536
   Kaman Corp. -- Class A                               11,063          132,092
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             3,321,721
                                                                 --------------
   ROAD & RAIL 2.1%
   Yellow Roadway Corp.*+                               23,460        1,100,040
   USF Corp.+                                           13,573          487,135
   Kansas City Southern*                                30,602          464,232
   Arkansas Best Corp.                                  12,124          443,981
                                                                 --------------
TOTAL ROAD & RAIL                                                     2,495,388
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 1.6%
   Hughes Supply, Inc.                                  30,028          902,942
   Watsco, Inc.                                         13,058          392,132
   Applied Industrial Technologies, Inc.                 9,600          343,104
   Lawson Products, Inc.                                 4,598          188,380
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                1,826,558
                                                                 --------------
   CONSTRUCTION & ENGINEERING 1.2%
   URS Corp.*                                           20,939          558,653
   Shaw Group, Inc.*+                                   31,118          373,416
   EMCOR Group, Inc.*                                    7,441          279,930
   Insituform Technologies, Inc. --
     Class A*                                           13,075          244,110
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                      1,456,109
                                                                 --------------
   ELECTRICAL EQUIPMENT 1.1%
   Woodward Governor Co.                                 5,478          369,710
   A.O. Smith Corp.                                     14,416          351,030
   Regal-Beloit Corp.                                   11,918          288,296
   C&D Technologies, Inc.                               12,397          235,791
   MagneTek, Inc.*                                      13,932          104,072
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            1,348,899
                                                                 --------------
   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                           28,731          429,241
   Universal Forest Products, Inc.                       8,693          297,301
   Apogee Enterprises, Inc.+                            13,325          172,292
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 898,834
                                                                 --------------
   AIRLINES 0.6%

   SkyWest, Inc.                                        28,483          428,669
   Frontier Airlines, Inc.*                             17,349          133,240
   FLYi, Inc.*+                                         22,118           86,482
   Mesa Air Group, Inc.*                                15,380           78,438
                                                                 --------------
TOTAL AIRLINES                                                          726,829
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                    MARKET
                                                                     VALUE
                                                     SHARES        (NOTE 1)
                                                   -----------   --------------

   INDUSTRIAL CONGLOMERATES 0.4%
   Tredegar Corp.                                       18,734   $      340,959
   Standex International Corp.                           5,958          145,971
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          486,930
                                                                 --------------
   MARINE 0.4%
   Kirby Corp.*                                         12,034          483,165
                                                                 --------------
TOTAL MARINE                                                            483,165
                                                                 --------------
TOTAL INDUSTRIALS                                                    24,641,794
                                                                 --------------
FINANCIALS 20.6%
   BANKS 6.1%
   South Financial Group, Inc.                          34,445          971,349
   Whitney Holding Corp.                                19,976          838,992
   United Bankshares, Inc.                              21,160          733,194
   Chittenden Corp.                                     22,530          613,942
   Susquehanna Bancshares, Inc.                         22,668          557,633
   Provident Bankshares Corp.                           16,112          540,558
   Umpqua Holding Corp.+                                21,404          482,874
   Republic Bancorp, Inc./MI                            31,280          481,712
   Community Bank System, Inc.                          14,945          375,568
   Irwin Financial Corp.                                13,785          355,929
   First Republic Bank+                                  7,687          353,602
   Boston Private Financial
     Holdings, Inc.                                     13,400          334,464
   Riggs National Corp.+                                14,326          318,037
   Sterling Bancshares, Inc./TX                         21,901          294,568
                                                                 --------------
TOTAL BANKS                                                           7,252,422
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 4.7%
   Downey Financial Corp.+                              13,623          748,720
   MAF Bancorp, Inc.                                    15,877          684,775
   Flagstar Bancorp, Inc.                               29,841          635,016
   BankAtlantic Bancorp, Inc.-- Class A                 29,243          535,732
   Commercial Federal Corp.                             19,399          523,385
   Brookline Bancorp, Inc.                              28,871          452,408
   Waypoint Financial Corp.                             16,310          449,667
   Bankunited Financial Corp. -- Class A*               14,634          426,581
   FirstFed Financial Corp.*                             8,008          391,431
   Sterling Financial Corp./WA*                         11,050          389,402
   Anchor BanCorp Wisconsin, Inc.                       11,223          290,676
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      5,527,793
                                                                 --------------
   REAL ESTATE 4.2%
   Shurgard Storage Centers, Inc. --
     Class A                                            22,454          871,215
   Capital Automotive REIT                              18,684          584,249
   Colonial Properties Trust                            13,240          532,513
   Kilroy Realty Corp.                                  13,915          529,187
   Lexington Corporate  Properties
     Trust                                              23,591          512,161
   Gables Residential Trust                             14,283          487,764
   Commercial Net Lease Realty                          25,296          460,893
   Entertainment Properties Trust+                      11,936          451,181
   Glenborough Realty Trust, Inc.                       15,623          324,490
   Sovran Self Storage, Inc.                             7,394          289,697
                                                                 --------------
TOTAL REAL ESTATE                                                     5,043,350
                                                                 --------------
   INSURANCE 4.1%
   UICI                                                 22,607          740,153
   Delphi Financial Group, Inc. -- Class A              15,429          619,783
   Philadelphia Consolidated
     Holding Co.*                                       10,831          597,005
   Selective Insurance Group, Inc.                      13,578          505,102
   ProAssurance Corp.*                                  14,265          499,560
   RLI Corp.                                            12,271          460,776
   LandAmerica Financial Group, Inc.                     8,908          405,314
   Zenith National Insurance Corp.                       9,452          399,914
   Stewart Information Services Corp.                    8,845          348,493
   Presidential Life Corp.                              14,299          245,657
   SCPIE Holdings, Inc.                                  4,885           43,818
                                                                 --------------
TOTAL INSURANCE                                                       4,865,575
                                                                 --------------
   CAPITAL MARKETS 0.7%
   Piper Jaffray Cos., Inc.*                             9,691          383,667
   Investment Technology Group, Inc.*                   20,420          312,426
   SWS Group, Inc.                                       8,350          134,268
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   830,361
                                                                 --------------
   CONSUMER FINANCE 0.5%
   Cash America International, Inc.                     13,804          337,646
   World Acceptance Corp.*                               9,033          210,017
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  547,663
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.*+                             8,469          317,418
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            317,418
                                                                 --------------
TOTAL FINANCIALS                                                     24,384,582
                                                                 --------------
CONSUMER DISCRETIONARY 14.4%
   SPECIALTY RETAIL 4.5%
   Zale Corp.*                                          25,360          712,616
   Men's Wearhouse, Inc.*+                              17,670          513,313
   Linens `N Things, Inc.*                              22,078          511,547
   Burlington Coat Factory
     Warehouse Corp.                                    21,784          462,474
   PEP Boys-Manny Moe & Jack+                           29,361          411,054
   Jo-Ann Stores, Inc.*                                 10,975          307,739
   Too, Inc.*                                           16,830          304,118
   Group 1 Automotive, Inc.*+                           11,124          303,463
   Movie Gallery, Inc.                                  15,741          275,940
   Dress Barn, Inc.*                                    14,459          252,310
   TBC Corp.*                                           10,850          242,389

                                              See Notes to Financial Statements.

40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Cato Corp. -- Class A                                10,050          223,613
   Gymboree Corp.*                                      14,950          215,280
   Haverty Furniture Cos., Inc.                         11,035          193,554
   Building Material Holding Corp.                       6,599          181,604
   Goody's Family Clothing, Inc.                        16,134          135,848
   Hancock Fabrics, Inc./DE                              9,202          110,240
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                5,357,102
                                                                 --------------
   HOUSEHOLD DURABLES 3.5%
   M.D.C. Holdings, Inc.                                15,866        1,159,805
   Standard-Pacific Corp.                               16,444          926,948
   Meritage Homes Corp.*                                 6,345          498,717
   La-Z-Boy, Inc.+                                      25,349          384,798
   Russ Berrie & Co., Inc.                              10,166          204,845
   Interface, Inc. -- Class A*                          25,311          202,994
   Skyline Corp.                                         4,087          163,684
   National Presto Industries, Inc.                      3,368          140,850
   Libbey, Inc.                                          6,750          126,225
   Department 56, Inc.*                                  6,566          107,026
   Bassett Furniture Industries, Inc.                    5,657          106,804
   Fedders Corp.                                        14,930           61,064
   Enesco Group, Inc.*                                   6,953           47,628
   Applica, Inc.*                                       11,733           47,401
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              4,178,789
                                                                 --------------
   HOTELS RESTAURANTS & LEISURE 2.8%
   Jack in the Box, Inc.*                               17,944          569,363
   Aztar Corp.*                                         16,849          446,498
   IHOP Corp.+                                           9,909          378,623
   Landry's Restaurants, Inc.                           13,495          368,279
   Ryan's Restaurant Group, Inc.*                       20,361          302,157
   Marcus Corp.                                         14,595          284,165
   Lone Star Steakhouse & Saloon, Inc.                  10,680          275,864
   Prime Hospitality Corp.*                             21,747          264,661
   Pinnacle Entertainment, Inc.*                        17,352          239,458
   O'Charleys, Inc.*                                    10,370          169,031
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    3,298,099
                                                                 --------------
   TEXTILES & APPAREL 1.4%
   Kellwood Co.                                         13,460          490,617
   Phillips-Van Heusen Corp.                            14,988          333,933
   Russell Corp.                                        15,968          268,901
   Brown Shoe Co., Inc.                                  8,858          221,982
   Stride Rite Corp.                                    18,465          189,266
   Haggar Corp.                                          3,544           60,744
   Ashworth, Inc.*                                       6,605           54,161
                                                                 --------------
TOTAL TEXTILES & APPAREL                                              1,619,604
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.9%
   Nautilus Group, Inc.+                                15,970          360,762
   K2, Inc.*                                            22,737          325,367
   Jakks Pacific, Inc.*                                 12,799          294,377
   Action Performance Cos., Inc.                         8,985           91,018
   Meade Instruments Corp.*                              9,722           30,235
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                    1,101,759
                                                                 --------------
   MEDIA 0.4%
   Information Holdings, Inc.*                          10,201          277,773
   4Kids Entertainment, Inc.*                            6,580          132,916
                                                                 --------------
TOTAL MEDIA                                                             410,689
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.3%
   Insight Enterprises, Inc.*                           23,631          397,946
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         397,946
                                                                 --------------
   MULTILINE RETAIL 0.2%
   ShopKo Stores, Inc.*                                 14,305          249,050
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  249,050
                                                                 --------------
   AUTO COMPONENTS 0.2%
   Standard Motor Products, Inc.                         9,679          146,250
   Tower Automotive, Inc.*+                             28,374           59,302
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   205,552
                                                                 --------------
   AUTOMOBILES 0.1%
   Coachmen Industries, Inc.                             7,651          120,733
                                                                 --------------
TOTAL AUTOMOBILES                                                       120,733
                                                                 --------------
   DISTRIBUTORS 0.1%
   Advanced Marketing Services, Inc.                     9,337          100,746
                                                                 --------------
TOTAL DISTRIBUTORS                                                      100,746
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         17,040,069
                                                                 --------------
INFORMATION TECHNOLOGY 12.0%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.9%
   Anixter International, Inc.*+                        18,088          634,708
   Benchmark Electronics, Inc.*                         20,061          597,818
   Paxar Corp.*                                         19,382          439,584
   Technitrol, Inc.*                                    19,713          384,403
   Coherent, Inc.*                                      14,778          383,341
   Aeroflex, Inc.*                                      36,230          382,951
   Checkpoint Systems, Inc.*                            18,365          285,943
   Agilsys, Inc.                                        15,771          272,681
   Electro Scientific Industries, Inc.*                 13,753          238,614
   CTS Corp.                                            17,661          222,529
   Methode Electronics, Inc. -- Class A                 17,338          221,753
   Park Electrochemical Corp.                            9,690          205,428
   Radisys Corp.*                                        9,209          128,466
   Bell Microproducts, Inc.*                            13,667          106,056
   Planar Systems, Inc.*                                 7,138           80,017
   Gerber Scientific, Inc.*                             10,865           71,600
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              4,655,892
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                      SHARES        (NOTE 1)
                                                   -----------   --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.3%
   Skyworks Solutions, Inc.*+                           75,921   $      721,249
   Exar Corp.*+                                         20,091          284,489
   Photronics, Inc.*                                    15,945          265,006
   Actel Corp.*                                         12,680          192,736
   Ultratech, Inc.*                                     11,570          181,302
   Standard Microsystems Corp.*                          9,007          157,713
   Cohu, Inc.                                           10,518          155,456
   Dupont Photomasks, Inc.*                              8,999          153,343
   Rudolph Technologies, Inc.*+                          8,160          136,598
   ESS Technologies, Inc.*+                             19,320          132,342
   Pericom Semiconductor Corp.*                         12,915          124,759
   Supertex, Inc.*                                       6,279          122,001
   Alliance Semiconductor Corp.*                        17,198           59,505
   Three-Five Systems, Inc.*                            10,589           29,014
                                                                 --------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                            2,715,513
                                                                 --------------
   IT CONSULTING & SERVICES 1.8%
   CACI International, Inc. -- Class A*+                14,260          752,643
   eFunds Corp.*                                        23,531          437,441
   MAXIMUS, Inc.*                                       10,570          304,522
   Mantech International Corp. --
     Class A*                                           15,780          295,402
   Ciber, Inc.*                                         29,426          221,283
   Pegasus Solutions, Inc.*                             10,875          129,630
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        2,140,921
                                                                 --------------
   SOFTWARE 1.5%
   Internet Security Systems, Inc.*+                    23,042          391,714
   THQ, Inc.*+                                          19,105          371,783
   Verity, Inc.*                                        18,013          232,008
   JDA Software Group, Inc.*                            14,143          153,027
   EPIQ Systems, Inc.*+                                  8,690          135,390
   SPSS, Inc.*                                           8,600          114,638
   NYFIX, Inc.*                                         15,795           96,034
   Roxio, Inc.*+                                        16,955           87,149
   Captaris, Inc.*                                      15,362           65,442
   Phoenix Technologies, Ltd.*                          12,014           59,950
   QRS Corp.*                                            7,810           54,045
   Radiant Systems, Inc.*                               12,890           51,818
                                                                 --------------
TOTAL SOFTWARE                                                        1,812,998
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Belden CDT, Inc.                                     22,926          499,787
   Black Box Corp.+                                      8,546          315,775
   Symmetricom, Inc.*                                   21,928          207,439
   Audiovox Corp. -- Class A*                           11,240          189,281
   C-COR, Inc.*                                         20,950          177,027
   Digi International, Inc.*                            10,615          121,329
   PC-Tel, Inc.*                                        10,214           84,368
   Network Equipment
     Technologies, Inc.*                                11,887           78,573
   Brooktrout, Inc.*                                     6,330           57,350
   Tollgrade Communications, Inc.*                       6,434           56,555
   SCM Microsystems, Inc.*                               7,496           20,539
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,808,023
                                                                 --------------
   COMPUTERS & PERIPHERALS 0.8%
   Adaptec, Inc.*+                                      53,706          408,166
   Hutchinson Technology, Inc.*+                        12,746          340,700
   Pinnacle Systems, Inc.*                              33,542          139,870
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           888,736
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.2%
   Digital Insight Corp.*+                              17,261          235,267
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      235,267
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         14,257,350
                                                                 --------------
MATERIALS 8.2%
   METALS & MINING 3.3%
   Steel Dynamics, Inc.+                                24,220          935,376
   Commercial Metals Co.                                14,240          565,613
   Carpenter Technology Corp.                           11,588          553,211
   Cleveland-Cliffs, Inc.*+                              5,250          424,568
   Quanex Corp.                                          8,011          410,804
   Ryerson Tull, Inc.                                   12,205          209,560
   RTI International Metals, Inc.*                      10,360          200,673
   Brush Engineered Materials, Inc.*                     9,288          192,355
   Steel Technologies, Inc.                              6,263          160,439
   Imco Recycling, Inc.*                                 7,608           86,731
   A.M. Castle & Co.*                                    7,676           77,911
   Commonwealth Industries, Inc.*                        7,930           74,066
                                                                 --------------
TOTAL METALS & MINING                                                 3,891,307
                                                                 --------------
   CHEMICALS 2.2%
   OM Group, Inc.*+                                     13,801          504,565
   H.B. Fuller Co.                                      13,932          381,737
   PolyOne Corp.*                                       44,727          336,347
   A. Schulman, Inc.                                    14,772          325,575
   Arch Chemicals, Inc.                                 11,381          324,928
   Cambrex Corp.                                        12,753          279,928
   Wellman, Inc.                                        15,617          132,432
   Quaker Chemical Corp.                                 4,739          114,447
   Material Sciences Corp.*                              6,966           93,971
   Penford Corp.                                         4,262           74,201
                                                                 --------------
TOTAL CHEMICALS                                                       2,568,131
                                                                 --------------
   CONTAINERS & PACKAGING 1.4%
   AptarGroup, Inc.                                     17,759          780,863
   Rock-Tenn Co. -- Class A                             17,422          274,222

                                              See Notes to Financial Statements.

42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Caraustar Industries, Inc.*                          13,927   $      233,556
   Chesapeake Corp.                                      9,525          228,791
   Myers Industries, Inc.                               16,284          178,310
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                          1,695,742
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.8%
   Wausau-Mosinee Paper Corp.                           25,195          419,497
   Schweitzer-Mauduit
     International, Inc.                                 7,226          234,122
   Buckeye Technologies, Inc.*                          18,082          201,614
   Pope & Talbot, Inc.                                   7,773          136,805
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           992,038
                                                                 --------------
   CONSTRUCTION MATERIALS 0.5%
   Texas Industries, Inc.+                             10,365          533,176
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            533,176
                                                                 --------------
TOTAL MATERIALS                                                       9,680,394
                                                                 --------------
UTILITIES 7.9%
   GAS UTILITIES 4.5%
   UGI Corp.                                            24,919          928,482
   Piedmont Natural Gas Co.+                            18,688          821,151
   Southern Union Co.*+                                 39,966          819,308
   Atmos Energy Corp.                                   30,571          770,084
   New Jersey Resources Corp.                           13,540          560,556
   Northwest Natural Gas Co.                            13,391          424,896
   Southwest Gas Corp.                                  17,277          413,784
   Laclede Group, Inc.                                  10,274          300,309
   Cascade Natural Gas Corp.                             5,459          115,895
   NUI Corp.                                             7,810          104,185
                                                                 --------------
TOTAL GAS UTILITIES                                                   5,258,650
                                                                 --------------
   ELECTRIC UTILITIES 2.1%
   Allete, Inc.+                                        14,403          468,097
   Unisource Energy Corp.                               16,770          408,350
   Cleco Corp.                                          22,964          395,899
   El Paso Electric Co.*                                23,271          373,965
   CH Energy Group, Inc.                                 7,675          351,515
   UIL Holding Corp.                                     7,121          350,282
   Central Vermont Public Service Corp.                  5,934          119,333
   Green Mountain Power Corp.                            2,524           65,750
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              2,533,191
                                                                 --------------
   MULTI-UTILITIES 1.1%
   Energen Corp.                                        17,716          913,260
   Avista Corp.                                         23,634          427,775
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,341,035
                                                                 --------------
   WATER UTILITIES 0.2%
   American States Water Co.                             8,174          203,533
                                                                 --------------
TOTAL WATER UTILITIES                                                   203,533
                                                                 --------------
TOTAL UTILITIES                                                       9,336,409
                                                                 --------------
HEALTH CARE 5.7%
   HEALTH CARE PROVIDERS & SERVICES 3.1%
   AMERIGROUP Corp.*                                    12,180          685,125
   Province Healthcare Co.*+                            24,232          506,933
   Owens & Minor, Inc.                                  19,199          487,655
   Sunrise Senior Living, Inc.*+                        10,019          351,867
   Chemed Corp.                                          6,040          336,670
   Parexel International Corp.*                         12,755          249,998
   Cross Country Healthcare, Inc.*                      15,627          242,218
   Gentiva Health Services, Inc.*                       11,914          195,032
   RehabCare Group, Inc.*                                7,962          183,365
   Hooper Holmes, Inc.                                  31,762          142,294
   OCA, Inc.*+                                          24,478          116,026
   CryoLife, Inc.*+                                     11,374           82,575
   Curative Health Services, Inc.*                       6,300           43,281
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                3,623,039
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
   Invacare Corp.                                       15,191          698,786
   Conmed Corp.*                                        14,584          383,559
   Sola International, Inc.*                            15,729          299,637
   Analogic Corp.+                                       6,643          276,947
   Datascope Corp.                                       7,176          267,665
   Viasys Healthcare, Inc.*                             15,096          252,556
   Vital Signs, Inc.                                     6,182          197,700
   Theragenics Corp.*                                   14,630           53,400
   Osteotech, Inc.*                                      8,350           32,899
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,463,149
                                                                 --------------
   PHARMACEUTICALS 0.4%
   Alpharma, Inc. -- Class A                            25,632          468,809
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   468,809
                                                                 --------------
   BIOTECHNOLOGY 0.1%
   Savient Pharmaceuticals, Inc.*                       29,464           67,768
   Arqule, Inc.*                                        14,105           65,165
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     132,933
                                                                 --------------
TOTAL HEALTH CARE                                                     6,687,930
                                                                 --------------
ENERGY 4.6%
   ENERGY EQUIPMENT & SERVICES 2.5%
   Lone Star Technologies, Inc.*+                       14,186          536,231
   Oceaneering International, Inc.*+                    12,315          453,685
   SEACOR Holdings, Inc.*                                8,930          417,477
   Offshore Logistics, Inc.*                            11,151          383,817
   Veritas DGC, Inc.*+                                  16,320          371,770
   Atwood Oceanics, Inc.*                                6,789          322,749
   W-H Energy Services, Inc.*                           13,421          278,486
   Dril-Quip, Inc.*                                      8,484          189,193
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,953,408
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
   OIL & GAS 2.1%
   Cimarex Energy Co.*                                  20,229   $      706,801
   Spinnaker Exploration Co.*+                          16,583          581,068
   Stone Energy Corp.*                                  12,964          567,305
   Remington Oil & Gas Corp.*                           13,433          352,616
   Swift Energy Co.*                                    13,674          327,629
                                                                 --------------
TOTAL OIL & GAS                                                       2,535,419
                                                                 --------------
TOTAL ENERGY                                                          5,488,827
                                                                 --------------
CONSUMER STAPLES 3.8%
   FOOD PRODUCTS 2.2%
   Corn Products International, Inc.                    18,036          831,460
   Flowers Foods, Inc.                                  21,371          552,440
   Ralcorp Holdings, Inc.*                              14,281          515,544
   Hain Celestial Group, Inc.*                          17,831          315,252
   American Italian Pasta Co. -- Class A+                8,835          231,035
   J&J Snack Foods Corp.*                                4,393          188,372
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   2,634,103
                                                                 --------------
   FOOD & DRUG RETAILING 1.5%
   Performance Food Group Co.*+                         22,627          536,260
   Casey's General Stores, Inc.                         24,463          454,767
   Longs Drug Stores Corp.                              18,211          440,707
   Nash Finch Co.                                        5,976          187,945
   Great Atlantic & Pacific Tea Co.*                    18,851          114,991
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           1,734,670
                                                                 --------------
   TOBACCO 0.1%
   DIMON, Inc.                                          22,083          130,069
                                                                 --------------
TOTAL TOBACCO                                                           130,069
                                                                 --------------
TOTAL CONSUMER STAPLES                                                4,498,842
                                                                 --------------
TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication -- Class A*                    28,034          253,708
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                             253,708
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Boston Communications
     Group, Inc.*                                        8,587           75,308
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                75,308
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        329,016
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $110,353,049)                                              116,345,213
                                                                 --------------

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  1.4%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $    9,852     $       9,852
   1.71% due 10/01/04                                 823,208           823,208
   1.70% due 10/01/04                                 823,208           823,208
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,656,268)                                                  1,656,268
                                                                  -------------

SECURITIES LENDING COLLATERAL  6.9%
Investment in Securities Lending Short Term
     Investment Portfolio Held By
     U.S. Bank (Note 9)                             8,100,047         8,100,047
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,100,047)                                                  8,100,047
                                                                  -------------
TOTAL INVESTMENTS 106.6%
   (Cost $120,109,364)                                            $ 126,101,528
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.6)%                                          $  (7,785,679)
                                                                  =============
NET ASSETS - 100.0%                                               $ 118,315,849

 * NON-INCOME PRODUCING SECURITIES.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.

44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND

                                                                     MARKET
                                                                      VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

COMMON STOCKS  98.1%

FINANCIALS 24.5%
   INSURANCE 7.6%
   Fidelity National Financial, Inc.                    17,535   $      668,083
   Old Republic International Corp.                     18,403          460,627
   Everest Re Group Ltd.                                 5,664          421,005
   W.R. Berkley Corp.                                    8,515          358,992
   Unitrin, Inc.                                         6,901          286,875
   First American Corp.                                  8,930          275,312
   Protective Life Corp.                                 6,994          274,934
   American Financial Group, Inc./OH+                    7,474          223,398
   HCC Insurance Holdings, Inc.+                         6,564          197,905
   Stancorp Financial Group, Inc.                        2,775          197,580
   AmerUs Group Co.+                                     3,843          157,563
   Allmerica Financial Corp.*                            5,419          145,663
   Ohio Casualty Corp.*                                  6,166          129,054
   Horace Mann Educators Corp.                           4,278           75,207
                                                                 --------------
TOTAL INSURANCE                                                       3,872,198
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 5.2%
   New York Community Bancorp, Inc.+                    26,690          548,213
   Radian Group, Inc.+                                   9,408          434,932
   PMI Group, Inc.                                       9,708          393,951
   Independence Community Bank
     Corp.                                               8,510          332,315
   Astoria Financial Corp.                               7,736          274,551
   Webster Financial Corp.                               5,402          266,805
   IndyMac Bancorp, Inc.                                 6,147          222,521
   Washington Federal, Inc.                              7,910          198,936
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,672,224
                                                                 --------------
   BANKS 4.7%
   Banknorth Group, Inc.                                17,471          611,485
   Hibernia Corp. -- Class A                            15,678          414,056
   Mercantile Bankshares Corp.                           7,968          382,145
   Associated Banc-Corp                                 11,075          355,175
   Colonial BancGroup, Inc.+                            13,507          276,218
   FirstMerit Corp.+                                     8,587          225,881
   Greater Bay Bancorp+                                  5,142          147,833
                                                                 --------------
TOTAL BANKS                                                           2,412,793
                                                                 --------------
   REAL ESTATE 3.9%
   Developers Diversified Realty Corp.                  10,312          403,715
   Liberty Property Trust                                8,613          343,142
   AMB Property Corp.                                    8,389          310,561
   Hospitality Properties Trust                          6,791          288,549
   Mack-Cali Realty Corp.                                6,090          269,787
   New Plan Excel Realty Trust                          10,365          259,125
   Highwoods Properties, Inc.                            5,459          134,346
                                                                 --------------
TOTAL REAL ESTATE                                                     2,009,225
                                                                 --------------
   CAPITAL MARKETS 1.4%
   A.G. Edwards, Inc.+                                   7,979          276,233
   Jefferies Group, Inc.+                                5,730          197,513
   Raymond James Financial, Inc.                         7,483          180,490
   LaBranche & Co., Inc.*                                6,025           50,911
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   705,147
                                                                 --------------
   DIVERSIFIED FINANCIALS 1.0%
   Leucadia National Corp.                               7,121          403,405
   GATX Corp.                                            4,871          129,861
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            533,266
                                                                 --------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*                                   15,880          331,574
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  331,574
                                                                 --------------
TOTAL FINANCIALS                                                     12,536,427
                                                                 --------------
CONSUMER DISCRETIONARY 14.8%
   HOUSEHOLD DURABLES 6.2%
   D.R. Horton, Inc.+                                   23,535          779,244
   Lennar Corp. -- Class A+                             15,740          749,224
   Mohawk Industries, Inc.*                              6,750          535,883
   Toll Brothers, Inc.*                                  7,574          350,903
   Hovnanian Enterprises, Inc. --
     Class A*+                                           6,140          246,214
   Ryland Group, Inc.+                                   2,352          217,936
   American Greetings Corp. --
     Class A*+                                           6,885          172,951
   Furniture Brands International, Inc.+                 5,556          139,345
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              3,191,700
                                                                 --------------
   SPECIALTY RETAIL 2.4%
   Foot Locker, Inc.+                                   15,708          372,279
   Barnes & Noble, Inc.*+                                7,051          260,887
   Borders Group, Inc.                                   7,717          191,381
   AnnTaylor Stores Corp.*+                              7,164          167,638
   Pier 1 Imports, Inc.                                  8,820          159,466
   Payless Shoesource, Inc.*+                            6,875           69,644
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                1,221,295
                                                                 --------------
   AUTO COMPONENTS 2.0%
   Lear Corp.+                                           6,922          376,903
   BorgWarner, Inc.                                      5,656          244,848
   ArvinMeritor, Inc.                                    6,990          131,063
   Modine Manufacturing Co.                              3,424          103,097
   Bandag, Inc.                                          1,858           81,380
   Superior Industries International, Inc.               2,612           78,229
                                                                 --------------
TOTAL AUTO COMPONENTS                                                 1,015,520
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   HOTELS RESTAURANTS & LEISURE 1.6%
   Caesars Entertainment, Inc.*                         31,273   $      522,259
   CBRL Group, Inc.+                                     4,814          173,689
   Bob Evans Farms, Inc.                                 3,502           95,114
   Six Flags, Inc.*                                      9,436           51,332
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                      842,394
                                                                 --------------
   MEDIA 1.5%
   Belo Corp. -- Class A                                11,619          261,892
   Entercom Communications Corp.*                        4,922          160,753
   Media General, Inc.+                                  2,350          131,482
   Scholastic Corp.*                                     3,985          123,097
   Emmis Communications Corp. --
     Class A*+                                           5,675          102,491
                                                                 --------------
TOTAL MEDIA                                                             779,715
                                                                 --------------
   MULTILINE RETAIL 0.9%
   Neiman-Marcus Group, Inc. --
     Class A+                                            4,868          279,910
   Saks, Inc.*                                          14,361          173,050
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  452,960
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.                                     7,619           80,533
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       80,533
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          7,584,117
                                                                 --------------
UTILITIES 11.7%
   ELECTRIC UTILITIES 6.4%
   Wisconsin Energy Corp.+                              11,860          378,334
   Pepco Holdings, Inc.                                 18,723          372,588
   Alliant Energy Corp.                                 11,463          285,199
   NSTAR                                                 5,409          265,582
   Northeast Utilities                                  12,919          250,499
   Puget Energy, Inc.                                   10,020          227,454
   OGE Energy Corp.+                                     8,840          223,033
   Great Plains Energy, Inc.+                            7,529          219,470
   Hawaiian Electric Industries, Inc.+                   8,098          214,921
   Westar Energy, Inc.                                   8,679          175,316
   WPS Resources Corp.                                   3,674          165,293
   Duquesne Light Holdings, Inc.+                        7,736          138,939
   PNM Resources, Inc.                                   6,076          136,771
   Idacorp, Inc.                                         3,764          109,382
   Black Hills Corp.+                                    3,244           90,118
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              3,252,899
                                                                 --------------
   MULTI-UTILITIES 4.6%
   SCANA Corp.+                                         11,313          422,427
   Questar Corp.                                         8,512          390,020
   Energy East Corp.                                    14,798          372,614
   MDU Resources Group, Inc.                            11,847          311,932
   Oneok, Inc.                                          10,440          271,649
   National Fuel Gas Co.+                                8,385          237,547
   Vectren Corp.                                         7,689          193,609
   Sierra Pacific Resources Corp.*+                     11,836          105,932
   Aquila, Inc.*+                                       23,760           74,131
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 2,379,861
                                                                 --------------
   GAS UTILITIES 0.7%
   AGL Resources, Inc.                                   6,588          202,713
   WGL Holdings, Inc.                                    4,805          135,789
                                                                 --------------
TOTAL GAS UTILITIES                                                     338,502
                                                                 --------------
TOTAL UTILITIES                                                       5,971,262
                                                                 --------------
INDUSTRIALS 11.3%
   MACHINERY 3.2%
   Pentair, Inc.+                                       10,096          352,451
   SPX Corp.                                             7,695          272,403
   AGCO Corp.*+                                          9,082          205,435
   Harsco Corp.                                          4,129          185,392
   Kennametal, Inc.                                      3,602          162,630
   Trinity Industries, Inc.+                             4,673          145,658
   Flowserve Corp.*                                      5,610          135,650
   Federal Signal Corp.                                  4,759           88,422
   Tecumseh Products Co. -- Class A                      1,771           74,152
                                                                 --------------
TOTAL MACHINERY                                                       1,622,193
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 2.9%
   Republic Services, Inc.                              15,359          457,084
   Manpower, Inc.                                        9,070          403,524
   Laureate Education, Inc.*+                            4,536          168,830
   Adesa, Inc.*                                          9,595          157,646
   United Rentals, Inc.*+                                7,843          124,625
   Banta Corp.                                           2,460           97,785
   Kelly Services, Inc.                                  3,489           93,191
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,502,685
                                                                 --------------
   AEROSPACE & DEFENSE 2.3%
   L-3 Communications Holdings, Inc.                    10,786          722,662
   Precision Castparts Corp.+                            6,586          395,489
   Sequa Corp. -- Class A*                                 992           51,793
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             1,169,944
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.6%
   Dycom Industries, Inc.*                               4,800          136,272
   Granite Construction, Inc.                            4,166           99,567
   Quanta Services, Inc.*                               11,830           71,572
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        307,411
                                                                 --------------
   ROAD & RAIL 0.6%
   Werner Enterprises, Inc.                              7,980          154,094
   Swift Transportation Co., Inc.*+                      8,048          135,367
                                                                 --------------
TOTAL ROAD & RAIL                                                       289,461
                                                                 --------------

                                              See Notes to Financial Statements.

46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
   AIR FREIGHT & COURIERS 0.4%
   CNF, Inc.                                             5,116   $      209,705
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            209,705
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Teleflex, Inc.                                        4,048          172,040
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          172,040
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.3%
   Thomas & Betts Corp.                                  5,848          156,843
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              156,843
                                                                 --------------
   MARINE 0.3%
   Alexander & Baldwin, Inc.                             4,259          144,550
                                                                 --------------
TOTAL MARINE                                                            144,550
                                                                 --------------
   BUILDING PRODUCTS 0.3%
   York International Corp.+                             4,152          131,162
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 131,162
                                                                 --------------
   AIRLINES 0.1%
   Alaska Air Group, Inc.*                               2,631           65,196
                                                                 --------------
TOTAL AIRLINES                                                           65,196
                                                                 --------------
TOTAL INDUSTRIALS                                                     5,771,190
                                                                 --------------
INFORMATION TECHNOLOGY 9.5%
   COMMUNICATIONS EQUIPMENT 2.4%
   Harris Corp.+                                         6,711          368,702
   Polycom, Inc.*                                       10,010          198,398
   Utstarcom, Inc.*+                                    11,527          185,700
   3Com Corp.*+                                         39,767          167,817
   Advanced Fibre
     Communications, Inc.*                               8,920          141,828
   CommScope, Inc.*+                                     5,499          118,779
   Powerwave Technologies, Inc.*                        10,558           65,037
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,246,261
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
   Arrow Electronics, Inc.*                             11,676          263,644
   Tech Data Corp.*                                      5,755          221,855
   Vishay Intertechnology, Inc.*+                       16,749          216,062
   Avnet, Inc.*+                                        12,222          209,241
   KEMET Corp.*                                          8,735           70,666
   Newport Corp.*                                        4,271           48,988
   Plexus Corp.*                                         4,316           47,649
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,078,105
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
   Intersil Corp. -- Class A                            15,188          241,945
   Fairchild Semiconductor
     International, Inc.*                               12,020          170,323
   RF Micro Devices, Inc.*                              18,810          119,255
   Integrated Device Technology, Inc.*                  10,720          102,162
   Credence Systems Corp.*+                              9,641           69,415
   Lattice Semiconductor Corp.*                         11,483           56,382
   Triquint Semiconductor, Inc.*                        13,843           53,988
                                                                 --------------
TOTAL SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT                                                 813,470
                                                                 --------------
   SOFTWARE 1.2%
   Cadence Design Systems, Inc.*+                       27,200          354,688
   Sybase, Inc.*                                         9,610          132,522
   Ascential Software Corp.*                             5,821           78,409
   Advent Software, Inc.*+                               3,310           55,707
                                                                 --------------
TOTAL SOFTWARE                                                          621,326
                                                                 --------------
   IT CONSULTING & SERVICES 1.2%
   CheckFree Corp.*+                                     8,759          242,361
   BISYS Group, Inc.*                                   12,236          178,768
   Keane, Inc.*+                                         6,196           95,171
   MPS Group, Inc.*                                     10,641           89,491
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          605,791
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.0%
   Storage Technology Corp.*+                           11,172          282,205
   Imation Corp.                                         3,518          125,205
   McData Corp. -- Class A*                             11,956           60,139
   Quantum Corp.*+                                      18,390           42,481
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           510,030
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          4,874,983
                                                                 --------------
ENERGY 9.1%
   ENERGY EQUIPMENT & SERVICES 5.4%
   Weatherford International Ltd.*+                     13,502          688,872
   ENSCO International, Inc.                            15,285          499,361
   Cooper Cameron Corp.*                                 5,578          305,897
   National-Oilwell, Inc.*                               8,682          285,291
   Pride International, Inc.*+                          13,726          271,638
   Varco International, Inc.*                            9,844          264,016
   Tidewater, Inc.                                       6,092          198,295
   Helmerich & Payne, Inc.                               5,070          145,458
   Hanover Compressor Co.*                               7,870          105,851
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,764,679
                                                                 --------------
   OIL & GAS 3.7%
   Pioneer Natural Resources Co.                        14,557          501,925
   Newfield Exploration Co.*                             6,246          382,505
   Noble Energy, Inc.                                    5,795          337,501
   Pogo Producing Co.                                    6,493          308,093
   Overseas Shipholding Group, Inc.                      3,870          192,107
   Forest Oil Corp.*+                                    5,845          176,051
                                                                 --------------
TOTAL OIL & GAS                                                       1,898,182
                                                                 --------------
TOTAL ENERGY                                                          4,662,861
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND

                                                                      MARKET
                                                                      VALUE
                                                      SHARES         (NOTE 1)
                                                   -----------   --------------

MATERIALS 6.5%
   CHEMICALS 3.5%
   Cabot Corp.                                           6,193   $      238,864
   Lubrizol Corp.+                                       6,607          228,602
   RPM International, Inc.                              11,731          207,052
   Cytec Industries, Inc.                                3,942          192,961
   Airgas, Inc.                                          7,563          182,041
   FMC Corp.*                                            3,605          175,095
   Albemarle Corp.                                       4,162          146,045
   Minerals Technologies, Inc.                           2,069          121,781
   Crompton Corp.                                       11,588          109,970
   Sensient Technologies Corp.+                          4,646          100,540
   Ferro Corp.                                           4,194           91,471
                                                                 --------------
TOTAL CHEMICALS                                                       1,794,422
                                                                 --------------
   METALS & MINING 1.1%
   Peabody Energy Corp.                                  6,524          388,178
   Arch Coal, Inc.                                       5,575          197,857
                                                                 --------------
TOTAL METALS & MINING                                                   586,035
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.8%
   Bowater, Inc.+                                        5,642          215,468
   Potlatch Corp.+                                       2,941          137,668
   Glatfelter                                            4,468           55,359
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           408,495
                                                                 --------------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.                                   9,879          261,201
   Longview Fibre Co.                                    5,129           78,217
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            339,418
                                                                 --------------
   CONSTRUCTION MATERIALS 0.4%
   Martin Marietta Materials, Inc.                       4,768          215,847
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            215,847
                                                                 --------------
TOTAL MATERIALS                                                       3,344,217
                                                                 --------------
CONSUMER STAPLES 5.5%

   FOOD PRODUCTS 3.4%

   Tyson Foods, Inc. -- Class A+                        35,686          571,690
   Dean Foods Co.*+                                     15,906          477,498
   Smithfield Foods, Inc.*                              11,122          278,050
   J.M. Smucker Co.                                      5,793          257,267
   Lancaster Colony Corp.                                3,530          148,843
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   1,733,348
                                                                 --------------
   BEVERAGES 1.3%
   Constellation Brands, Inc. -- Class A*+              10,818          411,733
   PepsiAmericas, Inc.                                  13,932          266,101
                                                                 --------------
TOTAL BEVERAGES                                                         677,834
                                                                 --------------
   FOOD & DRUG RETAILING 0.6%
   BJ's Wholesale Club, Inc.*+                           7,012          191,708
   Ruddick Corp.                                         4,633           90,992
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             282,700
                                                                 --------------
   TOBACCO 0.2%
   Universal Corp./Richmond VA                           2,514          112,225
                                                                 --------------
TOTAL TOBACCO                                                           112,225
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,806,107
                                                                 --------------
HEALTH CARE 4.3%
   HEALTH CARE PROVIDERS & SERVICES 2.6%
   Pacificare Health Systems, Inc.*                      8,697          319,180
   Health Net, Inc.*                                    11,079          273,873
   Triad Hospitals, Inc.*                                7,757          267,151
   Universal Health Services, Inc. --
     Class B+                                            5,770          250,995
   Community Health Systems, Inc.*                       8,795          234,651
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,345,850
                                                                 --------------
   BIOTECHNOLOGY 1.4%
   Millennium Pharmaceuticals, Inc.*+                   30,846          422,899
   Invitrogen Corp.*                                     5,274          290,017
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     712,916
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Steris Corp.*                                         6,960          152,702
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  152,702
                                                                 --------------
TOTAL HEALTH CARE                                                     2,211,468
                                                                 --------------
TELECOMMUNICATION SERVICES 0.9%
   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Telephone & Data Systems, Inc.                        5,682          478,254
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               478,254
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        478,254
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $47,454,531)                                                50,240,886
                                                                 --------------

                                              See Notes to Financial Statements.

48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------
REPURCHASE AGREEMENTS  0.8%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $     2,355   $        2,355
   1.71% due 10/01/04                                  196,801          196,801
   1.70% due 10/01/04                                  196,801          196,801
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $395,957)                                                      395,957
                                                                 --------------
SECURITIES LENDING COLLATERAL  9.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                                4,875,792        4,875,792
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,875,792)                                                  4,875,792
                                                                 --------------
TOTAL INVESTMENTS 108.4%
   (Cost $52,726,280)                                            $   55,512,635
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.4)%                                         $   (4,286,251)
                                                                 ==============
NET ASSETS - 100.0%                                              $   51,226,384

 * NON-INCOME PRODUCING SECURITIES.
 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  98.1%

FINANCIALS 35.5%
   BANKS 11.0%
   Bank of America Corp.+                               86,342   $    3,741,199
   Wells Fargo & Co.                                    35,880        2,139,524
   Wachovia Corp.+                                      27,802        1,305,304
   U.S. Bancorp+                                        39,942        1,154,324
   Fifth Third Bancorp                                  12,090          595,070
   National City Corp.                                  14,078          543,692
   SunTrust Banks, Inc.                                  7,560          532,300
   BB&T Corp.+                                          11,775          467,350
   PNC Financial Services Group, Inc.                    6,004          324,816
   SouthTrust Corp.                                      7,108          296,119
   KeyCorp                                               8,591          271,476
   M&T Bank Corp.                                        2,532          242,312
   Comerica, Inc.+                                       3,676          218,171
   Marshall & Ilsley Corp.+                              4,690          189,007
   AmSouth Bancorp+                                      7,493          182,829
   Synovus Financial Corp.                               6,590          172,329
   Huntington Bancshares, Inc.                           4,851          120,838
   Zions Bancorporation                                  1,904          116,220
   First Horizon National Corp.                          2,573          111,565
                                                                 --------------
TOTAL BANKS                                                          12,724,445
                                                                 --------------
   INSURANCE 8.3%
   American International Group, Inc.                   55,317        3,761,003
   Allstate Corp.+                                      14,687          704,829
   MetLife, Inc.                                        15,942          616,158
   Prudential Financial, Inc.                           10,974          516,217
   St. Paul Travelers Cos., Inc.                        14,186          468,989
   AFLAC, Inc.+                                         10,726          420,566
   Progressive Corp.                                     4,647          393,833
   Hartford Financial Services
     Group, Inc.                                         6,185          383,037
   Chubb Corp.+                                          4,010          281,823
   ACE Ltd.+                                             6,014          240,921
   Loews Corp.                                           3,979          232,772
   XL Capital Ltd.                                       2,976          220,194
   Aon Corp.                                             6,684          192,098
   Ambac Financial Group, Inc.                           2,348          187,723
   MBIA, Inc.                                            3,028          176,260
   Lincoln National Corp.                                3,717          174,699
   Cincinnati Financial Corp.                            3,534          145,672
   Jefferson-Pilot Corp.                                 2,897          143,865
   Torchmark Corp.                                       2,370          126,037
   SAFECO Corp.+                                         2,694          122,981
   UnumProvident Corp.+                                  6,319           99,145
                                                                 --------------
TOTAL INSURANCE                                                       9,608,822
                                                                 --------------
   DIVERSIFIED FINANCIALS 7.2%
   Citigroup, Inc.                                     109,953        4,851,126
   J.P. Morgan Chase & Co.                              75,651        3,005,614
   Regions Financial Corp.+                              9,838          325,244
   Principal Financial Group, Inc.+                      6,616          237,978
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                          8,419,962
                                                                 --------------
   CAPITAL MARKETS 4.9%
   Morgan Stanley                                       23,368        1,152,042
   Merrill Lynch & Co., Inc.                            19,972          993,008
   Goldman Sachs Group, Inc.                            10,296          959,999
   Bank of New York Co., Inc.                           16,526          482,063
   Lehman Brothers Holdings, Inc.                        5,760          459,187
   State Street Corp.                                    7,159          305,761
   Franklin Resources, Inc.                              5,327          297,034
   Charles Schwab Corp.+                                29,031          266,795
   Mellon Financial Corp.                                9,014          249,598
   Bear Stearns Cos., Inc.+                              2,218          213,305
   Northern Trust Corp.                                  4,678          190,862
   E*Trade Financial Corp.*                              7,907           90,298
   Janus Capital Group, Inc.+                            5,134           69,874
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 5,729,826
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 2.4%
   Freddie Mac                                          14,565          950,221
   Washington Mutual, Inc.                              18,569          725,676
   Countrywide Financial Corp.                          11,946          470,553
   Golden West Financial Corp.                           3,200          355,040
   Sovereign Bancorp, Inc.+                              7,316          159,635
   MGIC Investment Corp.                                 2,176          144,813
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,805,938
                                                                 --------------
   CONSUMER FINANCE 1.0%
   MBNA Corp.                                           27,089          682,643
   Capital One Financial Corp.+                          5,141          379,920
   Providian Financial Corp.*+                           6,177           95,990
                                                                 --------------
TOTAL CONSUMER FINANCE                                                1,158,553
                                                                 --------------
   REAL ESTATE 0.7%
   Equity Office Properties Trust+                       8,536          232,606
   Equity Residential                                    5,983          185,473
   ProLogis                                              3,848          135,604
   Plum Creek Timber (REIT) Co., Inc.                    3,858          135,146
   Apartment Investment & Management
     Co. -- Class A                                      2,035           70,777
                                                                 --------------
TOTAL REAL ESTATE                                                       759,606
                                                                 --------------
TOTAL FINANCIALS                                                     41,207,152
                                                                 --------------

                                              See Notes to Financial Statements.

50 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
ENERGY 12.9%
   OIL & GAS 12.1%
   Exxon Mobil Corp.                                   138,107   $    6,674,711
   ChevronTexaco Corp.                                  45,248        2,427,103
   ConocoPhillips                                       14,651        1,213,835
   Occidental Petroleum Corp.                            8,332          466,009
   Devon Energy Corp.                                    5,142          365,133
   Anadarko Petroleum Corp.                              5,347          354,827
   Apache Corp.                                          6,966          349,066
   Burlington Resources, Inc.+                           8,376          341,741
   Marathon Oil Corp.                                    7,343          303,119
   Unocal Corp.+                                         5,639          242,477
   Valero Energy Corp.+                                  2,704          216,888
   Kerr-McGee Corp.                                      3,174          181,712
   Amerada Hess Corp.                                    2,004          178,356
   EOG Resources, Inc.+                                  2,511          165,349
   Kinder Morgan, Inc.                                   2,573          161,636
   Williams Cos., Inc.                                  11,118          134,528
   El Paso Corp.+                                       13,652          125,462
   Sunoco, Inc.                                          1,691          125,100
   Ashland, Inc.                                         1,547           86,756
                                                                 --------------
TOTAL OIL & GAS                                                      14,113,808
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Baker Hughes, Inc.+                                   7,129          311,680
   Transocean, Inc.*+                                    6,825          244,198
   Nabors Industries Ltd.*                               3,159          149,579
   Noble Corp.*+                                         2,855          128,332
   Rowan Cos., Inc.*                                     2,228           58,819
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       892,608
                                                                 --------------
TOTAL ENERGY                                                         15,006,416
                                                                 --------------
CONSUMER DISCRETIONARY 12.6%
   MEDIA 5.7%
   Time Warner, Inc.*+                                  97,142        1,567,872
   Comcast Corp. -- Class A*                            47,498        1,341,343
   Viacom, Inc. -- Class B                              36,855        1,236,854
   Walt Disney Co.                                      43,683          985,052
   Gannett Co., Inc.                                     5,622          470,899
   Clear Channel
     Communications, Inc.+                              12,524          390,373
   Tribune Co.+                                          6,788          279,326
   Univision Communications, Inc. --
     Class A*+                                           6,856          216,718
   Interpublic Group of Cos., Inc.*+                     8,960           94,886
                                                                 --------------
TOTAL MEDIA                                                           6,583,323
                                                                 --------------
   HOTELS RESTAURANTS & LEISURE 2.0%
   McDonald's Corp.                                     26,627          746,355
   Carnival Corp.+                                      13,478          637,375
   Marriott International, Inc. --
     Class A                                             4,821          250,499
   Starwood Hotels & Resorts
     Worldwide, Inc.                                     4,464          207,219
   Hilton Hotels Corp.                                   8,160          153,734
   Harrah's Entertainment, Inc.                          2,379          126,040
   Wendy's International, Inc.                           2,390           80,304
   Darden Restaurants, Inc.                              3,363           78,425
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    2,279,951
                                                                 --------------
   MULTILINE RETAIL 1.5%
   Target Corp.                                         19,183          868,031
   JC Penney Holding Co., Inc.+                          6,103          215,314
   Sears Roebuck and Co.+                                4,507          179,604
   Federated Department Stores, Inc.+                    3,828          173,906
   May Department Stores Co.                             6,177          158,317
   Nordstrom, Inc.                                       2,986          114,185
   Dillard's, Inc./AR -- Class A                          1,752          34,584
   Big Lots, Inc.*                                       2,401           29,364
                                                                 --------------
TOTAL MULTILINE RETAIL                                                1,773,305
                                                                 --------------
   AUTOMOBILES 0.9%
   Ford Motor Co.+                                      38,896          546,489
   General Motors Corp.+                                11,999          509,717
                                                                 --------------
TOTAL AUTOMOBILES                                                     1,056,206
                                                                 --------------
   HOUSEHOLD DURABLES 0.7%
   Pulte Homes, Inc.+                                   2,693           165,270
   Centex Corp.                                         2,663           134,375
   Newell Rubbermaid, Inc.                              5,833           116,893
   Leggett & Platt, Inc.+                               4,031           113,271
   KB Home+                                             1,062            89,728
   Whirlpool Corp.                                      1,440            86,530
   Stanley Works                                        1,742            74,087
   Snap-On, Inc.                                        1,256            34,615
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                814,769
                                                                 --------------
   SPECIALTY RETAIL 0.6%
   Limited Brands, Inc.+                                10,014          223,212
   Office Depot, Inc.*+                                  6,663          100,145
   AutoNation, Inc.*+                                    5,673           96,895
   Tiffany & Co.                                         3,150           96,831
   Toys `R' Us, Inc.*                                    4,517           80,131
   Circuit City Stores, Inc.                             4,190           64,275
   Boise Cascade Corp.                                   1,883           62,666
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  724,155
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Eastman Kodak Co.+                                    6,136          197,702
   Mattel, Inc.+                                         8,794          159,435
   Brunswick Corp.                                       2,044           93,533
   Hasbro, Inc.+                                         3,706           69,673
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      520,343
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                      MARKET
                                                                      VALUE
                                                      SHARES         (NOTE 1)
                                                   -----------   --------------

   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.                                4,018   $      228,262
   Dana Corp.                                            3,169           56,060
   Goodyear Tire & Rubber Co.*+                          3,696           39,695
   Cooper Tire & Rubber Co.                              1,680           33,886
   Visteon Corp.+                                        2,715           21,693
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   379,596
                                                                 --------------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                              2,359          116,653
   Jones Apparel Group, Inc.                             2,683           96,051
   Liz Claiborne, Inc.                                   2,269           85,587
   Reebok International Ltd.                             1,266           46,487
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                344,778
                                                                 --------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     3,686          141,469
                                                                 --------------
TOTAL DISTRIBUTORS                                                      141,469
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         14,617,895
                                                                 --------------
INDUSTRIALS 8.6%
   AEROSPACE & DEFENSE 2.1%
   Honeywell International, Inc.                        18,219          653,333
   Lockheed Martin Corp.                                 9,420          525,448
   General Dynamics Corp.                                4,292          438,213
   Northrop Grumman Corp.+                               7,656          408,294
   Raytheon Co.                                          9,609          364,950
   Goodrich Corp.                                        2,521           79,059
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             2,469,297
                                                                 --------------
   MACHINERY 2.0%
   Illinois Tool Works, Inc.+                            6,432          599,269
   Deere & Co.                                           5,314          343,019
   Ingersoll-Rand Co. -- Class A                         3,776          256,655
   Paccar, Inc.+                                         3,696          255,467
   Eaton Corp.                                           3,180          201,644
   Dover Corp.                                           4,334          168,462
   ITT Industries, Inc.                                  2,025          161,980
   Parker Hannifin Corp.                                 2,531          148,975
   Cummins, Inc.                                         1,011           74,703
   Pall Corp.                                            2,683           65,680
   Crane Co.                                             1,266           36,613
                                                                 --------------
TOTAL MACHINERY                                                       2,312,467
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 1.3%
   Tyco International Ltd.+                             42,681        1,308,599
   Textron, Inc.                                         2,976          191,268
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                        1,499,867
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cendant Corp.+                                       22,389          483,602
   Waste Management, Inc.                               12,335          337,239
   RR Donnelley & Sons Co.                               4,647          145,544
   Allied Waste Industries, Inc.*+                       6,795           60,136
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,026,521
                                                                 --------------
   ROAD & RAIL 0.9%
   Union Pacific Corp.                                   5,508          322,769
   Burlington Northern Santa Fe Corp.                    7,958          304,871
   Norfolk Southern Corp.+                               8,333          247,824
   CSX Corp.+                                            4,527          150,296
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,025,760
                                                                 --------------
   AIR FREIGHT & COURIERS 0.5%
   FedEx Corp.+                                          6,339          543,189
   Ryder System, Inc.+                                   1,316           61,905
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            605,094
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.3%
   Rockwell Automation, Inc.+                            3,879          150,117
   Cooper Industries Ltd. -- Class A                     2,025          119,475
   American Power Conversion Corp.+                      4,303           74,829
   Power-One, Inc.*                                      1,852           12,001
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              356,422
                                                                 --------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                          9,223          318,470
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 318,470
                                                                 --------------
   AIRLINES 0.2%
   Southwest Airlines Co.                               16,739          227,985
                                                                 --------------
TOTAL AIRLINES                                                          227,985
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                   2,014          116,107
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  116,107
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.0%
Fluor Corp.+                                             1,752           77,999
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                         77,999
                                                                 --------------
TOTAL INDUSTRIALS                                                    10,035,989
                                                                 --------------
TELECOMMUNICATION SERVICES 6.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.7%
   Verizon Communications, Inc.                         58,794        2,315,308
   SBC Communications, Inc.+                            70,410        1,827,139
   BellSouth Corp.                                      38,921        1,055,538
   Sprint Corp.+                                        30,859          621,192
   Alltel Corp.+                                         6,523          358,178
   AT&T Corp.+                                          16,870          241,578
   CenturyTel, Inc.                                      2,888           98,885
   Citizens Communications Co.+                          7,063           94,574
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                           6,612,392
                                                                 --------------

                                              See Notes to Financial Statements.

52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   AT&T Wireless Services, Inc.*                        57,932   $      856,235
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            856,235
                                                                 --------------
   TOTAL TELECOMMUNICATION SERVICES                                   7,468,627
                                                                 --------------
INFORMATION TECHNOLOGY 6.3%
   COMPUTERS & PERIPHERALS 2.2%
   Hewlett-Packard Co.+                                 64,170        1,203,187
   EMC Corp./MA*                                        51,020          588,771
   Apple Computer, Inc.*                                 8,236          319,145
   Sun Microsystems, Inc.*                              70,628          285,337
   NCR Corp.*                                            2,045          101,412
   QLogic Corp.*+                                        2,030           60,108
   Gateway, Inc.*+                                       7,869           38,952
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                         2,596,912
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Motorola, Inc.                                       50,169          905,049
   Corning, Inc.*+                                      29,594          327,901
   JDS Uniphase Corp.*+                                 30,572          103,028
   Scientific-Atlanta, Inc.                              3,300           85,536
   Tellabs, Inc.*+                                       8,840           81,240
   Comverse Technology, Inc.*+                           4,161           78,352
   Andrew Corp.*                                         3,460           42,350
   ADC Telecommunications, Inc.*                        17,194           31,121
   CIENA Corp.*                                         12,133           24,023
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,678,600
                                                                 --------------
   IT CONSULTING & SERVICES 0.9%
   Electronic Data Systems Corp.                        10,830          209,994
   Computer Sciences Corp.*                              4,000          188,400
   Affiliated Computer Services, Inc. --
     Class A*+                                           2,766          153,983
   SunGard Data Systems, Inc.*                           6,166          146,566
   Fiserv, Inc.*                                         4,161          145,052
   Unisys Corp.*+                                        7,140           73,685
   Sabre Holdings Corp.+                                 2,888           70,842
   Convergys Corp.*                                      3,018           40,532
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,029,054
                                                                 --------------
   SOFTWARE 0.8%
   Computer Associates
     International, Inc.+                               12,474          328,066
   Veritas Software Corp.*                               9,170          163,226
   PeopleSoft, Inc.*                                     7,809          155,009
   Siebel Systems, Inc.*                                10,772           81,221
   BMC Software, Inc.*                                   4,700           74,307
   Novell, Inc.*+                                        8,190           51,679
   Compuware Corp.*                                      8,182           42,137
                                                                 --------------
TOTAL SOFTWARE                                                          895,645
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.4%
   Micron Technology, Inc.*+                            12,993          156,306
   Advanced Micro Devices, Inc.*+                        7,513           97,669
   Novellus Systems, Inc.*                               3,060           81,365
   Nvidia Corp.*                                         3,513           51,009
   LSI Logic Corp.*+                                     8,150           35,126
   Applied Micro Circuits Corp.*+                        6,652           20,821
                                                                 --------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                              442,296
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Molex, Inc.                                           4,010          119,578
   Jabil Circuit, Inc.*+                                 4,303           98,969
   Sanmina-SCI Corp.*                                   11,027           77,740
   Tektronix, Inc.                                       2,039           67,797
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                364,084
                                                                 --------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*+                                        17,821          250,920
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                250,920
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          7,257,511
                                                                 --------------
UTILITIES 5.4%
   ELECTRIC UTILITIES 3.8%
   Exelon Corp.                                         14,034          514,908
   Southern Co.+                                        15,684          470,206
   TXU Corp.                                             6,283          301,081
   Entergy Corp.                                         4,861          294,625
   FirstEnergy Corp.+                                    7,008          287,889
   FPL Group, Inc.+                                      3,969          271,162
   American Electric Power Co., Inc.+                    8,365          267,346
   PG&E Corp.*                                           8,560          260,224
   Progress Energy, Inc.+                                5,195          219,956
   Consolidated Edison, Inc.+                            5,154          216,674
   Ameren Corp.+                                         4,140          191,061
   PPL Corp.                                             3,997          188,579
   Edison International+                                 6,967          184,695
   DTE Energy Co.+                                       3,674          155,006
   Cinergy Corp.+                                        3,827          151,549
   Xcel Energy, Inc.+                                    8,496          147,151
   Pinnacle West Capital Corp.                           2,014           83,581
   CenterPoint Energy, Inc.+                             6,512           67,464
   TECO Energy, Inc.                                     4,237           57,327
   Allegheny Energy, Inc.*+                              2,694           42,996
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              4,373,480
                                                                 --------------
   MULTI-UTILITIES 1.3%
   Duke Energy Corp.+                                   19,902          455,557
   Dominion Resources, Inc./VA+                          6,976          455,184

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                      SHARES        (NOTE 1)
                                                   -----------   --------------

   Public Service Enterprise
     Group, Inc.+                                        5,012   $      213,511
   Sempra Energy+                                        4,950          179,140
   Constellation Energy Group, Inc.+                     3,734          148,762
   Dynegy, Inc. -- Class A*+                             8,020           40,020
   CMS Energy Corp.*                                     3,392           32,292
   Calpine Corp.*+                                       9,424           27,330
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,551,796
                                                                 --------------
   GAS UTILITIES 0.3%
   KeySpan Corp.+                                        3,362          131,791
   NiSource, Inc.                                        5,640          118,496
   Peoples Energy Corp.                                    840           35,011
   Nicor, Inc.                                             942           34,571
                                                                 --------------
TOTAL GAS UTILITIES                                                     319,869
                                                                 --------------
TOTAL UTILITIES                                                       6,245,145
                                                                 --------------
HEALTH CARE 4.4%
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   HCA, Inc.                                            10,232          390,351
   WellPoint Health Networks, Inc.*                      3,320          348,899
   Aetna, Inc.                                           3,290          328,770
   Caremark Rx, Inc.*+                                   9,888          317,108
   Anthem, Inc.*+                                        2,987          260,616
   CIGNA Corp.                                           2,907          202,414
   Quest Diagnostics, Inc.                               2,208          194,790
   Medco Health Solutions, Inc.*                         5,802          179,282
   McKesson Corp.+                                       6,188          158,722
   AmerisourceBergen Corp.+                              2,480          133,201
   Tenet Healthcare Corp.*                               9,863          106,422
   Health Management Associates, Inc. --
     Class A                                             5,164          105,500
   Humana, Inc.*                                         3,372           67,372
   Manor Care, Inc.                                      1,894           56,744
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,850,191
                                                                 --------------
   BIOTECHNOLOGY 0.9%
   Biogen Idec, Inc.*+                                   7,190          439,813
   Genzyme Corp.*+                                       4,829          262,746
   Chiron Corp.*+                                        4,010          177,242
   Medimmune, Inc.*+                                     5,316          125,989
   Applera Corp. - Applied Biosystems
     Group                                               4,315           81,424
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   1,087,214
                                                                 --------------
   PHARMACEUTICALS 0.6%
   Schering-Plough Corp.+                               31,250          595,625
   Watson Pharmaceuticals, Inc.*                         2,349           69,201
   King Pharmaceuticals, Inc.*+                          5,154           61,539
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   726,365
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
   Fisher Scientific International, Inc.*+               2,391          139,467
   Hospira, Inc.*                                        3,320          101,592
   Thermo Electron Corp.*                                3,513           94,921
   Bausch & Lomb, Inc.+                                  1,214           80,671
   PerkinElmer, Inc.                                     2,704           46,563
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  463,214
                                                                 --------------
TOTAL HEALTH CARE                                                     5,126,984
                                                                 --------------
MATERIALS 3.5%
   METALS & MINING 1.3%
   Alcoa, Inc.                                          18,510          621,751
   Newmont Mining Corp.+                                 9,374          426,798
   Phelps Dodge Corp.+                                   2,034          187,189
   Nucor Corp.+                                          1,721          157,248
   United States Steel Corp.                             2,390           89,912
   Worthington Industries, Inc.                          1,883           40,202
                                                                 --------------
TOTAL METALS & MINING                                                 1,523,100
                                                                 --------------
   PAPER & FOREST PRODUCTS 1.0%
   International Paper Co.+                             10,328          417,354
   Weyerhaeuser Co.                                      5,052          335,857
   Georgia-Pacific Corp.+                                5,468          196,574
   MeadWestvaco Corp.                                    4,313          137,585
   Louisiana-Pacific Corp.+                              2,348           60,931
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                         1,148,301
                                                                 --------------
   CHEMICALS 1.0%
   Air Products & Chemicals, Inc.                        4,830          262,655
   PPG Industries, Inc.                                  3,655          223,978
   Rohm & Haas Co.+                                      4,809          206,643
   Monsanto Co.                                          5,660          206,137
   Eastman Chemical Co.                                  1,701           80,883
   Engelhard Corp.                                       2,673           75,780
   Great Lakes Chemical Corp.                            1,093           27,981
                                                                 --------------
TOTAL CHEMICALS                                                       1,084,057
                                                                 --------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                   1,234           82,863
   Bemis Co.                                             2,238           59,486
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            142,349
                                                                 --------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                  2,197          111,937
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            111,937
                                                                 --------------
TOTAL MATERIALS                                                       4,009,744
                                                                 --------------
CONSUMER STAPLES 2.5%
   FOOD & DRUG RETAILING 1.2%
   Costco Wholesale Corp.+                               9,801          407,330
   CVS Corp.                                             8,484          357,431
   Kroger Co.*+                                         15,728          244,099

                                              See Notes to Financial Statements.

54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Albertson's, Inc.+                                    7,827   $      187,300
   Safeway, Inc.*+                                       9,497          183,387
   Supervalu, Inc.                                       2,855           78,655
   Winn-Dixie Stores, Inc.+                              3,117            9,631
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           1,467,833
                                                                 --------------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                   8,119          364,543
   ConAgra Foods, Inc.+                                 11,193          287,772
   Archer-Daniels-Midland Co.                           13,842          235,037
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     887,352
                                                                 --------------
   BEVERAGES 0.2%
   Coca-Cola Enterprises, Inc.                          10,001          189,019
   Adolph Coors Co. -- Class B                             840           57,053
                                                                 --------------
TOTAL BEVERAGES                                                         246,072
                                                                 --------------
   TOBACCO 0.2%
   Reynolds American, Inc.+                              3,178          216,231
                                                                 --------------
TOTAL TOBACCO                                                           216,231
                                                                 --------------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co. -- Class B                         2,004           87,134
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                  87,134
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,904,622
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $109,576,330)                                              113,880,085
                                                                 --------------

                                                      FACE
                                                     AMOUNT
                                                   -----------

REPURCHASE AGREEMENTS  1.2%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $     7,963            7,963
   1.71% due 10/01/04                                  665,409          665,409
   1.70% due 10/01/04                                  665,409          665,409
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,338,781)                                                  1,338,781
                                                                 --------------
SECURITIES LENDING COLLATERAL  13.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                               15,604,006       15,604,006
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $15,604,006)                                                15,604,006
                                                                 --------------
TOTAL INVESTMENTS 112.7%
   (Cost $126,519,117)                                           $  130,822,872
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.7)%                                        $  (14,700,554)
                                                                 ==============
NET ASSETS - 100.0%                                              $  116,122,318


 * NON-INCOME PRODUCING SECURITIES.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

 REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES          (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  98.0%

HEALTH CARE 19.0%
   HEALTH CARE EQUIPMENT & SUPPLIES 9.7%
   Cooper Cos., Inc.+                                   13,213   $      905,751
   Respironics, Inc.*                                   14,173          757,405
   Idexx Laboratories, Inc.*                            13,951          707,874
   ResMed, Inc.*+                                       13,749          654,590
   Mentor Corp.+                                        17,153          577,713
   Advanced Medical Optics, Inc.*+                      14,452          571,866
   American Medical Systems
     Holdings, Inc.*                                    13,648          495,013
   Diagnostic Products Corp.                            11,930          487,579
   Sybron Dental Specialties, Inc.*                     15,769          468,182
   Integra LifeSciences
     Holdings Corp.*+                                   11,628          373,375
   PolyMedica Corp.                                     11,115          342,342
   Haemonetics Corp./MA*                                10,200          334,968
   Biosite, Inc.*+                                       6,461          316,331
   Immucor, Inc.*                                       12,097          299,401
   Arthocare Corp.*                                      8,860          259,509
   Cyberonics, Inc.*+                                    9,719          198,851
   SurModics, Inc.*                                      7,154          169,907
   Merit Medical Systems Inc.*                          10,736          162,221
   Hologic, Inc.*                                        8,270          159,363
   DJ Orthopedics, Inc.*                                 8,849          156,185
   Wilson Greatbatch
     Technologies, Inc.*                                 8,683          155,339
   ICU Medical, Inc.*                                    5,658          147,334
   Kensey Nash Corp.*                                    4,760          124,664
   Possis Medical, Inc.*                                 7,399          115,868
   BioLase Technology, Inc.+                             9,909           80,857
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                9,022,488
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 6.1%
   Pharmaceutical Product
     Development, Inc.*                                 22,956          826,416
   Cerner Corp.*+                                       14,675          634,840
   Pediatrix Medical Group, Inc.*                        9,755          535,062
   Sierra Health Services, Inc.*+                       10,970          525,792
   Accredo Health, Inc.*                                19,698          464,282
   United Surgical Partners
     International, Inc.*                               11,528          395,987
   American Healthways, Inc.*+                          13,281          386,610
   Priority Healthcare Corp. -- Class B*                17,710          356,856
   Centene Corp.*                                        8,247          351,157
   Dendrite International, Inc.*                        16,897          272,380
   Odyssey HealthCare, Inc.*                            14,854          263,659
   AmSurg Corp.*                                        12,287          260,239
   NDCHealth Corp.+                                     14,620          234,651
   LabOne, Inc.*                                         6,953          203,236
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                5,711,167
                                                                 --------------
   PHARMACEUTICALS 2.1%
   Medicis Pharmaceutical Corp. --
     Class A+                                           23,068          900,575
   MGI Pharma, Inc.*                                    28,704          766,110
   Noven Pharmaceuticals, Inc.*                          9,519          198,376
   Bradley Pharmaceuticals, Inc.*+                       6,350          129,222
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 1,994,283
                                                                 --------------
   BIOTECHNOLOGY 1.1%
   Techne Corp.*                                        16,718          638,293
   Regeneron Pharmaceuticals, Inc.*                     22,633          196,455
   Enzo Biochem, Inc.*                                  12,511          187,665
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   1,022,413
                                                                 --------------
TOTAL HEALTH CARE                                                    17,750,351
                                                                 --------------
CONSUMER DISCRETIONARY 18.8%
   HOTELS RESTAURANTS & LEISURE 4.9%
   Sonic Corp.*                                         24,228          620,964
   CEC Entertainment, Inc.*                             14,911          547,979
   P.F. Chang's China Bistro, Inc.*+                    10,490          508,660
   Argosy Gaming Co.*                                   11,919          467,225
   Panera Bread Co. -- Class A*+                        12,265          460,428
   Rare Hospitality International, Inc.*                13,793          367,583
   Shuffle Master, Inc.*+                                9,375          351,188
   WMS Industries, Inc.*+                               12,254          314,805
   Triarc Cos. -- Class B                               26,047          298,759
   Papa John's International, Inc.*                      6,787          208,225
   Steak N Shake Co.*                                   11,093          189,468
   Multimedia Games, Inc.*                              11,383          176,437
   Bally Total Fitness Holding Corp.*                   13,806           50,254
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    4,561,975
                                                                 --------------
   SPECIALTY RETAIL 4.0%
   Tractor Supply Co.*                                  15,491          487,037
   Guitar Center, Inc.*+                                10,321          446,899
   Aaron Rents, Inc.                                    20,144          438,333
   Electronics Boutique
     Holdings Corp.*+                                    9,598          327,292
   HOT Topic, Inc.*+                                    18,917          322,346
   Cost Plus, Inc.*+                                     8,905          315,059
   Select Comfort Corp.*                                14,909          271,344
   Children's Place Retail Stores, Inc.*                10,959          262,030
   Stein Mart, Inc.*                                    17,130          260,719
   Christopher & Banks Corp.                            14,856          237,844

                                              See Notes to Financial Statements.

56 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Genesco, Inc.*+                                       8,873   $      208,959
   Hibbett Sporting Goods, Inc.*                         9,530          195,270
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                3,773,132
                                                                 --------------
   TEXTILES & APPAREL 2.7%
   Fossil, Inc.*+                                       28,726          888,782
   Quiksilver, Inc.*+                                   23,068          586,389
   Wolverine World Wide, Inc.+                          15,827          398,840
   K-Swiss, Inc. -- Class A+                            14,175          272,869
   Oxford Industries, Inc.                               6,674          248,607
   OshKosh B'Gosh, Inc. -- Class A                       4,721           95,364
                                                                 --------------
TOTAL TEXTILES & APPAREL                                              2,490,851
                                                                 --------------
   HOUSEHOLD DURABLES 2.5%
   NVR, Inc.*                                            2,689        1,481,639
   Ethan Allen Interiors, Inc.+                         15,099          524,690
   Champion Enterprises, Inc.*                          28,904          297,422
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              2,303,751
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 2.0%
   Polaris Industries, Inc.                             17,310          966,244
   SCP Pool Corp.                                       21,440          573,306
   Arctic Cat, Inc.                                      8,371          217,227
   Sturm Ruger & Co., Inc.                              10,870           97,939
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                    1,854,716
                                                                 --------------
   AUTOMOBILES 1.1%
   Winnebago Industries, Inc.                           13,694          474,360
   Fleetwood Enterprises, Inc.*+                        22,506          341,641
   Monaco Coach Corp.                                   11,896          257,549
                                                                 --------------
TOTAL AUTOMOBILES                                                     1,073,550
                                                                 --------------
   MEDIA 1.0%
   Arbitron, Inc.*                                      12,633          462,494
   Advo, Inc.                                           12,409          383,934
   Thomas Nelson, Inc.                                   5,892          115,189
                                                                 --------------
TOTAL MEDIA                                                             961,617
                                                                 --------------
   MULTILINE RETAIL 0.3%
   Fred's, Inc.                                         15,903          285,618
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  285,618
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.2%
   J. Jill Group, Inc.*                                  8,191          162,591
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         162,591
                                                                 --------------
   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                          6,316          102,319
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   102,319
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         17,570,120
                                                                 --------------
INFORMATION TECHNOLOGY 18.5%
   SOFTWARE 5.2%
   Factset Research Systems, Inc.+                      12,644          609,441
   Take-Two Interactive Software, Inc.*+                18,225          598,691
   Kronos, Inc./MA*                                     12,756          564,963
   Hyperion Solutions Corp.*+                           15,869          539,387
   Micros Systems, Inc.*                                 7,567          378,880
   Ansys, Inc.*                                          6,394          317,974
   Serena Software, Inc.*+                              18,024          301,542
   Manhattan Associates, Inc.*                          12,176          297,338
   Progress Software Corp.*                             14,731          293,147
   Filenet Corp.*                                       15,948          278,452
   Sonic Solutions, Inc.*                                9,538          155,660
   Talx Corp.                                            5,535          127,803
   Catapult Communications Corp.*                        5,812          109,498
   MRO Software, Inc.*                                  10,233          102,330
   MapInfo Corp.*                                        8,236           88,949
   Concord Communications, Inc.*                         7,421           66,232
                                                                 --------------
TOTAL SOFTWARE                                                        4,830,287
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.1%
   Flir Systems, Inc.*+                                 13,715          802,328
   Trimble Navigation Ltd.*+                            20,768          656,269
   Cognex Corp.                                         18,703          490,019
   Dionex Corp.*                                         8,604          470,639
   Scansource, Inc.*                                     5,189          331,058
   Littelfuse, Inc.*                                     9,129          315,224
   Global Imaging Systems, Inc.*                         9,319          289,635
   Rogers Corp.*                                         6,752          286,892
   Veeco Instruments, Inc.*                             12,153          254,848
   Daktronics, Inc.*                                     7,734          189,096
   BEI Technologies, Inc.                                5,960          163,304
   Itron, Inc.*                                          8,471          147,819
   Photon Dynamics, Inc.*                                6,774          137,512
   X-Rite, Inc.                                          8,448          123,087
   Keithley Instruments, Inc.                            6,551          114,315
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              4,772,045
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Varian Semiconductor Equipment
     Associates, Inc.*                                  14,787          456,918
   Cymer, Inc.*+                                        14,887          426,661
   Microsemi Corp.*                                     24,150          340,515
   Axcelis Technologies, Inc.*+                         40,522          335,522
   FEI Co.*                                             13,526          267,274
   ATMI, Inc.*                                          12,699          260,075
   Brooks Automation, Inc.*                             18,057          255,506
   Power Integrations, Inc.*+                           12,499          255,355
   DSP Group, Inc.*                                     11,552          243,170

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Helix Technology Corp.                               10,702   $      145,494
   Advanced Energy Industries, Inc.*                    13,302          123,576
   Kulicke & Soffa Industries, Inc.*                    20,701          116,961
   Kopin Corp.*                                         28,425          115,690
                                                                 --------------
TOTAL SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT                                               3,342,717
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 1.6%
   Websense, Inc.*                                       9,419          392,490
   WebEx Communications, Inc.*                          17,945          391,560
   j2 Global Communications, Inc.*                       9,464          298,968
   FindWhat.com*+                                       12,209          228,674
   Netegrity, Inc.*                                     15,523          116,578
   Zix Corp.*+                                          13,001           59,544
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,487,814
                                                                 --------------
   IT CONSULTING & SERVICES 1.2%
   Global Payments, Inc.+                               15,523          831,257
   Startek, Inc.                                         5,893          184,804
   Carreker Corp.*                                       9,933           75,590
   Intrado, Inc.*                                        7,008           70,851
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,162,502
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.0%
   Avid Technology, Inc.*                               13,606          637,713
   Synaptics, Inc.*                                     10,124          204,100
   SBS Technologies, Inc.*                               6,172           75,299
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           917,112
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Inter-Tel, Inc.                                      10,412          225,107
   ViaSat, Inc.*                                        10,958          220,256
   Harmonic, Inc.*                                      29,306          194,885
   Bel Fuse, Inc. -- Class B                             4,620          152,830
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          793,078
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         17,305,555
                                                                 --------------
INDUSTRIALS 17.1%
   MACHINERY 5.5%
   Briggs & Stratton Corp.+                             10,417          845,860
   Oshkosh Truck Corp.                                  14,263          813,847
   IDEX Corp.                                           20,456          694,686
   Toro Co.+                                             9,310          635,873
   Clarcor, Inc.                                        10,345          493,146
   CUNO, Inc.*                                           6,930          400,207
   Manitowoc Co., Inc.                                  10,826          383,890
   Wabash National Corp.*                               13,704          376,449
   Kaydon Corp.+                                        11,550          332,294
   Lindsay Manufacturing Co.                             4,721          126,664
   Milacron, Inc.*                                      14,489           45,206
                                                                 --------------
TOTAL MACHINERY                                                       5,148,122
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 3.0%
   Brady Corp. -- Class A                                9,609          468,631
   John H. Harland Co.                                  11,239          352,343
   Watson Wyatt & Co., Holdings                         13,112          344,846
   Tetra Tech, Inc.*+                                   22,789          288,737
   Labor Ready, Inc.*                                   16,974          237,976
   Heidrick & Struggles
     International, Inc.*                                7,867          226,727
   Imagistics International, Inc.*                       6,674          224,246
   Coinstar, Inc.*+                                      8,771          204,364
   Pre-Paid Legal Services, Inc.*                        6,246          160,397
   Administaff, Inc.*                                   10,703          125,225
   Memberworks, Inc.*+                                   4,363          114,485
   CPI Corp.                                             3,248           43,036
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,791,013
                                                                 --------------
   ELECTRICAL EQUIPMENT 2.3%
   Roper Industries, Inc.                               14,999          861,842
   Acuity Brands, Inc.                                  17,232          409,605
   Baldor Electric Co.                                  13,359          316,074
   Intermagnetics General Corp.*                        10,612          245,668
   Vicor Corp.                                          17,097          172,851
   Artesyn Technologies, Inc.*                          15,948          159,161
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            2,165,201
                                                                 --------------
   AEROSPACE & DEFENSE 2.2%
   Armor Holdings, Inc.*                                13,292          553,080
   Engineered Support Systems, Inc.+                    10,590          483,328
   Teledyne Technologies, Inc.*                         13,168          329,727
   Invision Technologies, Inc.*                          7,264          326,807
   Mercury Computer Systems, Inc.*                       8,649          232,831
   Applied Signal Technology, Inc.                       4,564          146,002
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             2,071,775
                                                                 --------------
   ROAD & RAIL 1.9%
   Landstar System, Inc.*                               12,297          721,588
   Heartland Express, Inc.                              30,489          562,522
   Knight Transportation, Inc.*                         22,879          490,068
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,774,178
                                                                 --------------
   BUILDING PRODUCTS 1.2%
   Simpson Manufacturing Co., Inc.                       9,710          613,672
   Griffon Corp.*+                                      11,930          251,723
   ElkCorp                                               8,024          222,746
                                                                 --------------
TOTAL BUILDING PRODUCTS                                               1,088,141
                                                                 --------------
   AIR FREIGHT & COURIERS 1.0%
   EGL, Inc.*+                                          18,180          550,127
   Forward Air Corp.*+                                   8,816          352,816
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            902,943
                                                                 --------------
TOTAL INDUSTRIALS                                                    15,941,373
                                                                 --------------

                                              See Notes to Financial Statements.

58 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

FINANCIALS 9.9%
   BANKS 6.3%
   First Bancorp Puerto Rico                            16,327   $      788,594
   UCBH Holdings, Inc.                                  18,381          718,146
   East-West Bancorp, Inc.                              20,378          684,497
   Hudson United Bancorp                                18,225          671,591
   First Midwest Bancorp, Inc./IL                       18,883          652,597
   Southwest Bancorp of Texas, Inc.                     28,022          564,363
   Community First Bankshares, Inc.                     15,010          481,221
   Wintrust Financial Corp.                              8,337          477,543
   TrustCo Bank Corp./NY                                30,155          386,587
   PrivateBancorp, Inc.                                  8,302          223,822
   Gold Banc Corp., Inc.                                16,294          219,806
                                                                 --------------
TOTAL BANKS                                                           5,868,767
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 2.3%
   New Century Financial Corp.                          19,338        1,164,534
   Fremont General Corp.                                31,337          725,452
   Dime Community Bancshares                            15,100          253,680
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,143,666
                                                                 --------------
   REAL ESTATE 0.7%
   Essex Property Trust, Inc.                            9,408          675,965
                                                                 --------------
TOTAL REAL ESTATE                                                       675,965
                                                                 --------------
   INSURANCE 0.5%
   Hilb Rogal & Hobbs Co.                               14,531          526,313
                                                                 --------------
TOTAL INSURANCE                                                         526,313
                                                                 --------------
   CONSUMER FINANCE 0.1%
   Rewards Network, Inc.*                               10,144           67,660
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   67,660
                                                                 --------------
TOTAL FINANCIALS                                                      9,282,371
                                                                 --------------
ENERGY 7.3%
   OIL & GAS 3.9%
   Patina Oil & Gas Corp.                               28,626          846,471
   Southwestern Energy Co.*+                            14,642          614,817
   Cabot Oil & Gas Corp.+                               13,458          604,264
   Vintage Petroleum, Inc.                              26,471          531,273
   St. Mary Land & Exploration Co.                      11,618          462,513
   Petroleum Development Corp.*                          6,554          287,196
   Frontier Oil Corp.                                   10,892          257,160
                                                                 --------------
TOTAL OIL & GAS                                                       3,603,694
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 3.4%
   Unit Corp.*+                                         18,604          652,628
   Cal Dive International, Inc.*                        15,501          552,146
   Maverick Tube Corp.*                                 17,276          532,273
   CARBO Ceramics, Inc.                                  6,507          469,415
   Hydril*                                               9,307          399,736
   Input/Output, Inc.*+                                 30,886          318,435
   Tetra Technologies, Inc.*                             9,084          282,058
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     3,206,691
                                                                 --------------
TOTAL ENERGY                                                          6,810,385
                                                                 --------------
MATERIALS 4.3%
   METALS & MINING 1.6%
   Massey Energy Co.                                    30,779          890,436
   Century Aluminum Co.*                                12,887          357,357
   Amcol International Corp.                            11,985          229,153
                                                                 --------------
TOTAL METALS & MINING                                                 1,476,946
                                                                 --------------
   CHEMICALS 1.6%
   Georgia Gulf Corp.                                   13,481          601,118
   Headwaters, Inc.*+                                   13,604          419,819
   MacDermid, Inc.                                      12,298          356,150
   Omnova Solutions, Inc.*                              16,316           98,386
                                                                 --------------
TOTAL CHEMICALS                                                       1,475,473
                                                                 --------------
   CONSTRUCTION MATERIALS 0.9%
   Florida Rock Industries, Inc.                        17,577          861,097
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            861,097
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.2%
   Deltic Timber Corp.+                                  4,999          198,910
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           198,910
                                                                 --------------
TOTAL MATERIALS                                                       4,012,426
                                                                 --------------
CONSUMER STAPLES 2.7%
   FOOD PRODUCTS 0.9%
   Delta & Pine Land Co.                                15,613          417,648
   Sanderson Farms, Inc.                                 8,158          272,885
   Lance, Inc.                                          12,020          194,123
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     884,656
                                                                 --------------
   PERSONAL PRODUCTS 0.7%
   NBTY, Inc.*                                          27,109          584,470
   Natures Sunshine Products, Inc.                       6,094           92,446
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 676,916
                                                                 --------------
   HOUSEHOLD PRODUCTS 0.6%
   Rayovac Corp.*                                       14,084          371,113
   WD-40 Co.                                             6,863          196,282
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                567,395
                                                                 --------------
   FOOD & DRUG RETAILING 0.5%
   United Natural Foods, Inc.*                          16,259          432,489
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             432,489
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,561,456
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND

                                                                      MARKET
                                                                      VALUE
                                                     SHARES          (NOTE 1)
                                                   -----------   --------------

TELECOMMUNICATION SERVICES 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   Commonwealth Telephone
   Enterprises, Inc.*                                    8,627     $    375,706
                                                                   ------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           375,706
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        375,706
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $88,594,363)                                                91,609,743
                                                                   ------------

                                                      FACE
                                                     AMOUNT
                                                   -----------
REPURCHASE AGREEMENTS  0.8%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $     4,343            4,343
   1.71% due 10/01/04                                  362,911          362,911
   1.70% due 10/01/04                                  362,911          362,911
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $730,165)                                                      730,165
                                                                   ------------
SECURITIES LENDING COLLATERAL  6.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                                5,820,355        5,820,355
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,820,355)                                                  5,820,355
                                                                   ------------
TOTAL INVESTMENTS 105.0%
   (Cost $95,144,883)                                              $ 98,160,263
                                                                   ============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.0)%                                           $ (4,694,203)
                                                                   ============
NET ASSETS - 100.0%                                                $ 93,466,060

 * NON-INCOME PRODUCING SECURITIES.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

                                              See Notes to Financial Statements.

60 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  97.4%

CONSUMER DISCRETIONARY 21.9%
   SPECIALTY RETAIL 8.5%
   Williams-Sonoma, Inc.*+                              13,861   $      520,481
   Petsmart, Inc.+                                      17,418          494,497
   Michaels Stores, Inc.                                 8,129          481,318
   Ross Stores, Inc.                                    17,675          414,302
   Chico's FAS, Inc.*+                                  10,723          366,727
   Abercrombie & Fitch Co. -- Class A+                  11,283          355,414
   Urban Outfitters, Inc.*+                              9,593          329,999
   American Eagle Outfitters, Inc.+                      8,579          316,136
   Claire's Stores, Inc.                                11,848          296,674
   CarMax, Inc.*                                        12,470          268,729
   O'Reilly Automotive, Inc.*                            6,621          253,518
   Rent-A-Center, Inc.*                                  9,446          244,274
   Regis Corp.                                           5,329          214,332
   Pacific Sunwear of California, Inc.*                  8,823          185,724
   Aeropostale, Inc.*                                    6,717          175,985
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                4,918,110
                                                                 --------------
   HOTELS RESTAURANTS & LEISURE 5.3%
   Mandalay Resort Group                                 8,122          557,575
   Outback Steakhouse, Inc.                              8,773          364,343
   GTECH Holdings Corp.                                 14,152          358,329
   Brinker International, Inc.*+                        10,766          335,361
   International Speedway Corp. --
     Class A                                             6,327          315,717
   Boyd Gaming Corp.                                    10,375          292,056
   Cheesecake Factory, Inc.*+                            6,185          268,429
   Applebee's International, Inc.                        9,773          247,062
   Ruby Tuesday, Inc.+                                   7,824          218,055
   Krispy Kreme Doughnuts, Inc.*+                        7,408           93,785
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    3,050,712
                                                                 --------------
   MEDIA 4.1%
   Washington Post Co. -- Class B                        1,214        1,116,880
   Harte-Hanks, Inc.                                    10,305          257,728
   Lee Enterprises, Inc.+                                5,425          251,395
   Westwood One, Inc.*                                  11,668          230,676
   Valassis Communications, Inc.*                        6,187          183,012
   Reader's Digest Association, Inc.                    11,919          173,898
   Catalina Marketing Corp.                              6,218          143,511
                                                                 --------------
TOTAL MEDIA                                                           2,357,100
                                                                 --------------
   HOUSEHOLD DURABLES 1.9%
   Harman International Industries, Inc.                 7,870          847,992
   Blyth, Inc.                                           4,888          151,039
   Tupperware Corp.+                                     6,964          118,249
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,117,280
                                                                 --------------

   MULTILINE RETAIL 0.8%
   Dollar Tree Stores, Inc.*+                           13,598          366,466
   99 Cents Only Stores*                                 8,354          118,877
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  485,343
                                                                 --------------
   AUTO COMPONENTS 0.6%
   Gentex Corp.                                          9,268          325,585
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   325,585
                                                                 --------------
   TEXTILES & APPAREL 0.4%
   Timberland Co. -- Class A*+                           4,227          240,094
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                240,094
                                                                 --------------
   AUTOMOBILES 0.3%
   Thor Industries, Inc.                                 6,811          180,287
                                                                 --------------
TOTAL AUTOMOBILES                                                       180,287
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         12,674,511
                                                                 --------------
INFORMATION TECHNOLOGY 18.9%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.7%
   Microchip Technology, Inc.+                          24,647          661,525
   Lam Research Corp.*                                  16,046          351,086
   International Rectifier Corp.*                        7,870          269,941
   Cree, Inc.*+                                          8,741          266,863
   Atmel Corp.*+                                        56,922          206,058
   Silicon Laboratories, Inc.*+                          6,183          204,595
   Integrated Circuit Systems, Inc.*+                    8,667          186,340
   Semtech Corp.*+                                       8,942          171,418
   Cypress Semiconductor Corp.*+                        15,033          132,892
   Micrel, Inc.*                                        10,960          114,094
   Cabot Microelectronics Corp.*+                        2,978          107,953
   LTX Corp.*                                            7,326           39,634
                                                                 --------------
TOTAL SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT                                               2,712,399
                                                                 --------------
   IT CONSULTING & SERVICES 4.4%
   Cognizant Technology
     Solutions Corp.*                                   15,762          480,899
   DST Systems, Inc.*                                   10,081          448,302
   Alliance Data Systems Corp.*                          9,635          390,796
   Ceridian Corp.*                                      17,784          327,403
   Certegy, Inc.                                         7,578          281,977
   Acxiom Corp.                                         10,308          244,712
   Gartner, Inc. -- Class A*                            12,968          151,596
   Titan Corp.*                                         10,117          141,334
   CSG Systems International, Inc.*                      6,207           95,650
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        2,562,669
                                                                 --------------
   SOFTWARE 4.0%
   McAfee, Inc.*+                                       18,701          375,890
   Synopsys, Inc.*+                                     18,662          295,419
   Fair Isaac Corp.                                      8,439          246,419

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   Activision, Inc.*                                    16,521   $      229,146
   Jack Henry & Associates, Inc.                        10,818          203,054
   Reynolds & Reynolds Co. -- Class A+                   7,715          190,329
   Macromedia, Inc.*                                     8,347          167,608
   RSA Security, Inc.*                                   7,612          146,912
   Macrovision Corp.*+                                   5,903          142,144
   Wind River Systems, Inc.*                             9,748          118,926
   Mentor Graphics Corp.*                                8,585           94,134
   Transaction Systems Architects, Inc. --
     Class A*                                            4,456           82,815
                                                                 --------------
TOTAL SOFTWARE                                                        2,292,796
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
   CDW Corp.                                             9,983          579,314
   Amphenol Corp. -- Class A*                           10,542          361,169
   National Instruments Corp.+                           9,412          284,901
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,225,384
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.7%
   Sandisk Corp.*+                                      19,388          564,579
   Diebold, Inc.+                                        8,577          400,546
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           965,125
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.1%
   Plantronics, Inc.                                     5,748          248,543
   ADTRAN, Inc.+                                         9,509          215,664
   Avocent Corp.*                                        5,891          153,343
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          617,550
                                                                 --------------
   OFFICE ELECTRONICS 0.9%
   Zebra Technologies Corp. -- Class A*+                 8,578          523,344
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                523,344
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.0%
   Retek, Inc.*                                          6,700           30,552
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                       30,552
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         10,929,819
                                                                 --------------
HEALTH CARE 15.9%
   HEALTH CARE PROVIDERS & SERVICES 5.6%
   Patterson Cos., Inc.*                                 8,220          629,323
   Coventry Health Care, Inc.*+                         10,738          573,087
   Lincare Holdings, Inc.*                              11,963          355,421
   Omnicare, Inc.                                       12,482          353,989
   Henry Schein, Inc.*                                   5,167          321,956
   Covance, Inc.*                                        7,501          299,815
   Renal Care Group, Inc.*                               7,976          257,066
   First Health Group Corp.*                            10,974          176,572
   Apria Healthcare Group, Inc.*                         5,968          162,628
   LifePoint Hospitals, Inc.*                            4,676          140,327
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                3,270,184
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
   Varian Medical Systems, Inc.*+                       16,241          561,451
   DENTSPLY International, Inc.                          9,597          498,468
   Beckman Coulter, Inc.                                 7,361          413,099
   Hillenbrand Industries, Inc.                          7,417          374,781
   Cytyc Corp.*                                         13,330          321,920
   Edwards Lifesciences Corp.*                           7,172          240,262
   Inamed Corp.*                                         4,261          203,122
   Varian, Inc.*                                         4,174          158,069
   Visx, Inc.*+                                          5,908          121,705
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,892,877
                                                                 --------------
   PHARMACEUTICALS 3.7%
   IVAX Corp.*+                                         29,896          572,508
   Barr Pharmaceuticals, Inc.*                          12,526          518,952
   Sepracor, Inc.*+                                     10,471          510,775
   Valeant Pharmaceuticals International                10,075          243,009
   Perrigo Co.                                           8,470          174,059
   Par Pharmaceutical Cos., Inc.*+                       4,101          147,349
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 2,166,652
                                                                 --------------
   BIOTECHNOLOGY 1.6%
   Cephalon, Inc.*+                                      6,772          324,379
   Charles River Laboratories
     International, Inc.*                                5,525          253,045
   Protein Design Labs, Inc.*+                          11,346          222,155
   Vertex Pharmaceuticals, Inc.*                         9,542          100,191
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     899,770
                                                                 --------------
TOTAL HEALTH CARE                                                     9,229,483
                                                                 --------------
INDUSTRIALS 13.7%
   COMMERCIAL SERVICES & SUPPLIES 6.1%
   Dun & Bradstreet Corp.*+                              8,444          495,663
   ChoicePoint, Inc.*                                   10,646          454,052
   Career Education Corp.*+                             12,289          349,376
   HNI Corp.                                             6,850          271,123
   Stericycle, Inc.*+                                    5,421          248,824
   Education Management Corp.*                           8,722          232,354
   Herman Miller, Inc.                                   8,532          210,314
   Brink's Co.                                           6,778          204,492
   Copart, Inc.*                                        10,790          204,255
   ITT Educational Services, Inc.*                       5,481          197,590
   DeVry, Inc.*+                                         8,437          174,730
   Corinthian Colleges, Inc.*+                          10,812          145,746
   Rollins, Inc.                                         5,469          132,842
   Sotheby's Holdings, Inc. -- Class A*                  7,561          118,859
   Korn/Ferry International, Inc.*                       4,673           85,189
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,525,409
                                                                 --------------

                                              See Notes to Financial Statements.

62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND

                                                                      MARKET
                                                                      VALUE
                                                     SHARES          (NOTE 1)
                                                   -----------   --------------

   AIR FREIGHT & COURIERS 2.6%
   Expeditors International
     Washington, Inc.+                                  12,674   $      655,246
   C.H. Robinson Worldwide, Inc.+                       10,250          475,498
   J.B.Hunt Transport Services, Inc.+                    9,624          357,435
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                          1,488,179
                                                                 --------------
   MACHINERY 1.2%
   Donaldson Co., Inc.                                  10,348          293,780
   Graco, Inc.                                           8,239          276,006
   Nordson Corp.                                         4,273          146,692
                                                                 --------------
TOTAL MACHINERY                                                         716,478
                                                                 --------------
   ELECTRICAL EQUIPMENT 1.0%
   Hubbell, Inc. -- Class B                              7,312          327,797
   AMETEK, Inc.                                          8,201          248,654
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              576,451
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.9%
   Fastenal Co.                                          9,096          523,930
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  523,930
                                                                 --------------
   AIRLINES 0.6%
   JetBlue Airways Corp.*+                              12,400          259,408
   AirTran Holdings, Inc.*                              10,262          102,210
                                                                 --------------
TOTAL AIRLINES                                                          361,618
                                                                 --------------
   AEROSPACE & DEFENSE 0.5%
   Alliant Techsystems, Inc.*                            4,467          270,253
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               270,253
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.4%
   Jacobs Engineering Group, Inc.*                       6,734          257,845
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        257,845
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.                                   3,723          238,011
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          238,011
                                                                 --------------
TOTAL INDUSTRIALS                                                     7,958,174
                                                                 --------------
FINANCIALS 11.6%
   BANKS 5.6%
   Compass Bancshares, Inc.                             14,645          641,744
   Commerce Bancorp, Inc./NJ+                            9,394          518,549
   TCF Financial Corp.+                                 16,738          506,994
   City National Corp.+                                  5,868          381,126
   Bank Of Hawaii Corp.                                  6,268          296,163
   Cullen/Frost Bankers, Inc.                            6,161          286,302
   Wilmington Trust Corp.                                7,903          286,168
   Westamerica Bancorporation                            3,779          207,429
   Silicon Valley Bancshares*                            4,270          158,716
                                                                 --------------
TOTAL BANKS                                                           3,283,191
                                                                 --------------
   CAPITAL MARKETS 3.4%
   Legg Mason, Inc.+                                    12,035          641,078
   SEI Investments Co.+                                 12,369          416,588
   Investors Financial Services Corp.+                   7,890          356,076
   Eaton Vance Corp.+                                    8,044          324,897
   Waddell & Reed Financial, Inc. --
     Class A                                             9,914          218,108
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 1,956,747
                                                                 --------------
   INSURANCE 1.3%
   Brown & Brown, Inc.                                   8,194          374,466
   Arthur J. Gallagher & Co.+                           10,997          364,330
                                                                 --------------
TOTAL INSURANCE                                                         738,796
                                                                 --------------
   REAL ESTATE 1.0%
   United Dominion Realty Trust, Inc.+                  15,313          303,657
   Rayonier, Inc.                                        5,935          268,499
                                                                 --------------
TOTAL REAL ESTATE                                                       572,156
                                                                 --------------
   CONSUMER FINANCE 0.3%
   MoneyGram International, Inc.                        10,638          181,697
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  181,697
                                                                 --------------
TOTAL FINANCIALS                                                      6,732,587
                                                                 --------------
ENERGY 7.2%
   OIL & GAS 4.2%
   XTO Energy, Inc.+                                    30,931        1,004,639
   Murphy Oil Corp.                                     11,007          955,077
   Western Gas Resources, Inc.                           8,786          251,192
   Plains Exploration &
     Production Co.*+                                    9,226          220,132
                                                                 --------------
TOTAL OIL & GAS                                                       2,431,040
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 3.0%
   Smith International, Inc.*+                          12,556          762,526
   Patterson-UTI Energy, Inc.                           19,930          380,065
   Grant Prideco, Inc.*                                 14,653          300,240
   FMC Technologies, Inc.*                               8,120          271,208
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,714,039
                                                                 --------------
TOTAL ENERGY                                                          4,145,079
                                                                 --------------
CONSUMER STAPLES 3.3%
   FOOD & DRUG RETAILING 1.1%
   Whole Foods Market, Inc.+                             7,463          640,251
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             640,251
                                                                 --------------
   HOUSEHOLD PRODUCTS 1.1%
   Energizer Holdings, Inc.*+                            9,320          429,652
   Church & Dwight Co., Inc.                             7,415          208,065
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                637,717
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                September 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   FOOD PRODUCTS 1.1%
   Hormel Foods Corp.+                                  16,555   $      443,343
   Tootsie Roll Industries, Inc.                         6,232          182,099
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     625,442
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,903,410
                                                                 --------------
MATERIALS 3.0%
   CHEMICALS 2.5%
   Lyondell Chemical Co.+                               21,342          479,341
   Valspar Corp.                                         6,110          285,215
   Scotts Co. -- Class A*                                3,877          248,709
   IMC Global, Inc.*+                                   13,817          240,278
   Olin Corp.                                            8,390          167,800
                                                                 --------------
TOTAL CHEMICALS                                                       1,421,343
                                                                 --------------
   CONTAINERS & PACKAGING 0.5%
   Packaging Corporation of America                     12,772          312,531
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            312,531
                                                                 --------------
TOTAL MATERIALS                                                       1,733,874
                                                                 --------------
UTILITIES 1.7%
   MULTI-UTILITIES 0.7%
   Equitable Resources, Inc.+                            7,419          402,926
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   402,926
                                                                 --------------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.                                            15,161          312,013
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                312,013
                                                                 --------------
   WATER UTILITIES 0.4%
   Aqua America, Inc.                                   11,115          245,753
                                                                 --------------
TOTAL WATER UTILITIES                                                   245,753
                                                                 --------------
TOTAL UTILITIES                                                         960,692
                                                                 --------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*                               29,301          102,260
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                              102,260
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        102,260
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $55,417,486)                                                56,369,889
                                                                 --------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
                                                   -----------     -------------

REPURCHASE AGREEMENTS  0.8%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $     2,759   $        2,759
   1.71% due 10/01/04                                  230,565          230,565
   1.70% due 10/01/04                                  230,565          230,565
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $463,889)                                                      463,889
                                                                 --------------
SECURITIES LENDING COLLATERAL  14.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                                8,186,705        8,186,705
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,186,705)                                                  8,186,705
                                                                 --------------
TOTAL INVESTMENTS 112.4%
   (Cost $64,068,080                                             $   65,020,483
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.4)%                                        $   (7,158,235)
                                                                 ==============
NET ASSETS - 100.0%                                              $   57,862,248


 * NON-INCOME PRODUCING SECURITIES.
 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

                                              See Notes to Financial Statements.

64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------
COMMON STOCKS  99.9%

INFORMATION TECHNOLOGY 25.6%
   SOFTWARE 8.4%
   Microsoft Corp.                                      11,554   $      319,468
   Oracle Corp.*                                         5,494           61,972
   Symantec Corp.*                                         340           18,659
   Electronic Arts, Inc.*+                                 328           15,085
   Adobe Systems, Inc.+                                    258           12,763
   Intuit, Inc.*                                           202            9,171
   Autodesk, Inc.+                                         118            5,739
   Mercury Interactive Corp.*                               99            3,453
   Citrix Systems, Inc.*                                   181            3,171
   Parametric Technology Corp.*                            286            1,510
                                                                 --------------
TOTAL SOFTWARE                                                          450,991
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 5.5%
   Intel Corp.                                           6,820          136,809
   Texas Instruments, Inc.                               1,838           39,113
   Applied Materials, Inc.*                              1,807           29,797
   Analog Devices, Inc.+                                   400           15,512
   Maxim Integrated Products, Inc.+                        349           14,759
   Linear Technology Corp.                                 323           11,705
   Xilinx, Inc.                                            371           10,017
   Broadcom Corp. -- Class A*                              347            9,470
   KLA-Tencor Corp.*                                       210            8,711
   Altera Corp.*+                                          394            7,711
   National Semiconductor Corp.*                           381            5,902
   Teradyne, Inc.*                                         205            2,747
   PMC - Sierra, Inc.*                                     188            1,656
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               293,909
                                                                 --------------
   COMPUTERS & PERIPHERALS 5.0%
   International Business
     Machines Corp.                                      1,785          153,046
   Dell, Inc.*                                           2,657           94,589
   Lexmark International, Inc.*                            143           12,013
   Network Appliance, Inc.*                                381            8,763
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           268,411
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 4.1%
   Cisco Systems, Inc.*                                  7,189          130,121
   Qualcomm, Inc.                                        1,730           67,539
   Lucent Technologies, Inc.*                            4,584           14,531
   Avaya, Inc.*                                            481            6,705
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          218,896
                                                                 --------------
   IT CONSULTING & SERVICES 1.4%
   First Data Corp.                                        907           39,455
   Automatic Data Processing, Inc.                         616           25,453
   Paychex, Inc.                                           400           12,060
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                           76,968
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.9%
   Yahoo!, Inc.*+                                        1,446           49,034
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                       49,034
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Agilent Technologies, Inc.*                             512           11,044
   Solectron Corp.*                                      1,026            5,079
   Symbol Technologies, Inc.                               258            3,261
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 19,384
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          1,377,593
                                                                 --------------
HEALTH CARE 22.3%
   PHARMACEUTICALS 14.5%
   Pfizer, Inc.                                          8,022          245,473
   Johnson & Johnson, Inc.                               3,156          177,778
   Merck & Co., Inc.                                     2,363           77,979
   Eli Lilly & Co.                                       1,207           72,480
   Abbott Laboratories                                   1,657           70,191
   Wyeth                                                 1,420           53,108
   Bristol-Myers Squibb Co.                              2,072           49,044
   Forest Laboratories, Inc.*                              393           17,677
   Allergan, Inc.                                          145           10,520
   Mylan Laboratories, Inc.+                               286            5,148
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   779,398
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.5%
   Medtronic, Inc.                                       1,282           66,536
   Boston Scientific Corp.*+                               892           35,439
   Guidant Corp.+                                          330           21,793
   Baxter International, Inc.                              655           21,065
   Zimmer Holdings, Inc.*                                  263           20,788
   Stryker Corp.                                           422           20,290
   St. Jude Medical, Inc.*                                 189           14,226
   Becton, Dickinson & Co.                                 269           13,907
   Biomet, Inc.                                            272           12,752
   C.R. Bard, Inc.                                         110            6,229
   Waters Corp.*                                           123            5,424
   Millipore Corp.*                                         47            2,249
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  240,698
                                                                 --------------
   BIOTECHNOLOGY 1.7%
   Amgen, Inc.*+                                         1,346           76,291
   Gilead Sciences, Inc.*                                  460           17,195
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                      93,486
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 1.6%
   UnitedHealth Group, Inc.                                703           51,839
   Cardinal Health, Inc.                                   460           20,134
   IMS Health, Inc.                                        253            6,052
   Express Scripts, Inc.*                                   74            4,835
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   82,860
                                                                 --------------
TOTAL HEALTH CARE                                                     1,196,442
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND

                                                                      MARKET
                                                                      VALUE
                                                      SHARES         (NOTE 1)
                                                   -----------   --------------

CONSUMER STAPLES 19.3%
   FOOD & DRUG RETAILING 5.6%
   Wal-Mart Stores, Inc.                                 4,510   $      239,932
   Walgreen Co.                                          1,086           38,911
   Sysco Corp.                                             679           20,316
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             299,159
                                                                 --------------
   BEVERAGES 4.6%
   Coca-Cola Co.                                         2,581          103,369
   PepsiCo, Inc.                                         1,801           87,619
   Anheuser-Busch Cos., Inc.                               853           42,607
   Pepsi Bottling Group, Inc.                              272            7,385
   Brown-Forman Corp. -- Class B                           126            5,771
                                                                 --------------
TOTAL BEVERAGES                                                         246,751
                                                                 --------------
   HOUSEHOLD PRODUCTS 4.0%
   Procter & Gamble Co.                                  2,701          146,178
   Kimberly-Clark Corp.                                    521           33,651
   Colgate-Palmolive Co.                                   566           25,572
   Clorox Co.                                              223           11,886
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                217,287
                                                                 --------------
   TOBACCO 2.1%
   Altria Group, Inc.                                    2,184          102,736
   UST, Inc.                                               177            7,126
                                                                 --------------
TOTAL TOBACCO                                                           109,862
                                                                 --------------
   FOOD PRODUCTS 1.8%
   Sara Lee Corp.                                          845           19,317
   Kellogg Co.                                             444           18,941
   WM Wrigley Jr Co.                                       244           15,448
   H.J. Heinz Co.                                          373           13,435
   Hershey Foods Corp.                                     265           12,378
   Campbell Soup Co.                                       441           11,594
   McCormick & Co., Inc.                                   151            5,185
                                                                 --------------
TOTAL FOOD PRODUCTS                                                      96,298
                                                                 --------------
   PERSONAL PRODUCTS 1.2%
   Gillette Co.                                          1,064           44,411
   Avon Products, Inc.                                     500           21,840
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                  66,251
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,035,608
                                                                 --------------
INDUSTRIALS 14.6%
   INDUSTRIAL CONGLOMERATES 8.2%
   General Electric Co.                                 11,225          376,935
   3M Co.                                                  835           66,775
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          443,710
                                                                 --------------
   AEROSPACE & DEFENSE 1.9%
   United Technologies Corp.                               547           51,079
   Boeing Co.+                                             889           45,890
   Rockwell Collins, Inc.                                  189            7,019
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               103,988
                                                                 --------------
   AIR FREIGHT & COURIERS 1.7%
   United Parcel Service, Inc. -- Class B                1,191           90,421
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                             90,421
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 1.2%
   Apollo Group, Inc. -- Class A*                          204           14,967
   Pitney Bowes, Inc.                                      250           11,025
   H&R Block, Inc.                                         177            8,747
   Cintas Corp.                                            183            7,693
   Avery Dennison Corp.                                    115            7,565
   Robert Half International, Inc.                         184            4,742
   Equifax, Inc.                                           150            3,954
   Monster Worldwide, Inc.*                                123            3,031
   Deluxe Corp.                                             48            1,969
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     63,693
                                                                 --------------
   MACHINERY 0.9%
   Caterpillar, Inc.                                       366           29,445
   Danaher Corp.                                           324           16,615
   Navistar International Corp.*                            66            2,454
                                                                 --------------
TOTAL MACHINERY                                                          48,514
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.5%
   Emerson Electric Co.                                    450           27,851
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                               27,851
                                                                 --------------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.*                           224            8,716
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                   8,716
                                                                 --------------
   AIRLINES 0.0%
   Delta Air Lines, Inc.*+                                 130              428
                                                                 --------------
TOTAL AIRLINES                                                              428
                                                                 --------------
TOTAL INDUSTRIALS                                                       787,321
                                                                 --------------
CONSUMER DISCRETIONARY 9.1%
   SPECIALTY RETAIL 4.3%
   Home Depot, Inc.                                      2,331           91,375
   Lowe's Cos., Inc.+                                      832           45,219
   Best Buy Co., Inc.                                      349           18,930
   The Gap, Inc.                                           961           17,971
   Staples, Inc.                                           524           15,626
   Bed Bath & Beyond, Inc.*                                316           11,727
   TJX Cos., Inc.                                          515           11,350
   Sherwin-Williams Co.                                    156            6,858
   AutoZone, Inc.*                                          79            6,103
   RadioShack Corp.                                        172            4,926
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  230,085
                                                                 --------------
   INTERNET & CATALOG RETAIL 1.2%
   eBay, Inc.*+                                            699           64,266
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                          64,266
                                                                 --------------

                                              See Notes to Financial Statements.

66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

   MEDIA 0.9%
   McGraw-Hill Cos., Inc.                                  201   $       16,018
   Omnicom Group, Inc.                                     198           14,466
   New York Times Co. -- Class A                           160            6,256
   Knight-Ridder, Inc.                                      74            4,843
   Dow Jones & Co., Inc.+                                   78            3,168
   Meredith Corp.                                           48            2,466
                                                                 --------------
TOTAL MEDIA                                                              47,217
                                                                 --------------
   HOTELS RESTAURANTS & LEISURE 0.8%
   Starbucks Corp.*                                        418           19,002
   International Game Technology, Inc.                     368           13,230
   Yum! Brands, Inc.                                       307           12,483
                                                                 --------------
TOTAL HOTELS RESTAURANTS & LEISURE                                       44,715
                                                                 --------------
   TEXTILES & APPAREL 0.6%
   Nike, Inc. -- Class B+                                  281           22,143
   Coach, Inc.*                                            199            8,441
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                 30,584
                                                                 --------------
   MULTILINE RETAIL 0.5%
   Kohl's Corp.*+                                          365           17,589
   Dollar General Corp.                                    353            7,113
   Family Dollar Stores, Inc.                              180            4,878
                                                                 --------------
TOTAL MULTILINE RETAIL                                                   29,580
                                                                 --------------
   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.                                    157           11,632
   Black & Decker Corp.                                     76            5,885
   Maytag Corp.                                             75            1,378
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                 18,895
                                                                 --------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.                                   311           18,486
                                                                 --------------
TOTAL AUTOMOBILES                                                        18,486
                                                                 --------------
   AUTO COMPONENTS 0.1%
   Delphi Corp.                                            594            5,518
                                                                 --------------
TOTAL AUTO COMPONENTS                                                     5,518
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                            489,346
                                                                 --------------
FINANCIALS 4.3%
   CONSUMER FINANCE 1.7%
   American Express Co.                                  1,347           69,317
   SLM Corp.                                               465           20,739
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   90,056
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Fannie Mae                                            1,032           65,429
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                         65,429
                                                                 --------------
   INSURANCE 0.5%
   Marsh & McLennan Cos., Inc.                             556           25,443
                                                                 --------------
TOTAL INSURANCE                                                          25,443
                                                                 --------------
   BANKS 0.3%
   North Fork Bancorporation, Inc.                         327           14,535
                                                                 --------------
TOTAL BANKS                                                              14,535
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.2%
   Moody's Corp.                                           161           11,793
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                             11,793
                                                                 --------------
   REAL ESTATE 0.2%
   Simon Property Group, Inc.                              218           11,691
                                                                 --------------
TOTAL REAL ESTATE                                                        11,691
                                                                 --------------
   CAPITAL MARKETS 0.2%
   T. Rowe Price Group, Inc.                               131            6,673
   Federated Investors, Inc. -- Class B                    113            3,214
                                                                 --------------
TOTAL CAPITAL MARKETS                                                     9,887
                                                                 --------------
TOTAL FINANCIALS                                                        228,834
                                                                 --------------
MATERIALS 2.7%
   CHEMICALS 2.3%
   EI Du Pont de Nemours & Co.                           1,060           45,368
   Dow Chemical Co.                                        995           44,954
   Praxair, Inc.                                           349           14,916
   Ecolab, Inc.                                            275            8,646
   Sigma-Aldrich Corp.                                      66            3,828
   International Flavors &
     Fragrances, Inc.                                      100            3,820
   Hercules, Inc.*                                         116            1,653
                                                                 --------------
TOTAL CHEMICALS                                                         123,185
                                                                 --------------
   CONTAINERS & PACKAGING 0.2%
   Ball Corp.                                              117            4,379
   Pactiv Corp.*                                           163            3,790
   Sealed Air Corp.*                                        80            3,708
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                             11,877
                                                                 --------------
   METALS & MINING 0.2%
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                                189            7,655
   Allegheny Technologies, Inc.                            101            1,843
                                                                 --------------
TOTAL METALS & MINING                                                     9,498
                                                                 --------------
TOTAL MATERIALS                                                         144,560
                                                                 --------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND

                                                                     MARKET
                                                                     VALUE
                                                     SHARES         (NOTE 1)
                                                   -----------   --------------

ENERGY 1.3%
   ENERGY EQUIPMENT & SERVICES 1.3%
   Schlumberger Ltd.                                       632   $       42,540
   Halliburton Co.                                         470           15,834
   BJ Services Co.+                                        174            9,119
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        67,493
                                                                 --------------
TOTAL ENERGY                                                             67,493
                                                                 --------------
TELECOMMUNICATION SERVICES 0.6%
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Nextel Communications, Inc. --
     Class A*                                            1,180           28,131
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                28,131
                                                                 --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Qwest Communications
     International, Inc.*                                1,928            6,420
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                               6,420
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                         34,551
                                                                 --------------
UTILITIES 0.1%
   MULTI-UTILITIES 0.1%
   AES Corp.*                                              686            6,853
                                                                 --------------
TOTAL MULTI-UTILITIES                                                     6,853
                                                                 --------------
TOTAL UTILITIES                                                           6,853
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $5,113,542)                                                  5,368,601
                                                                 --------------

                                                                     MARKET
                                                      FACE           VALUE
                                                     AMOUNT         (NOTE 1)
                                                   -----------   --------------

REPURCHASE AGREEMENTS  1.8%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              $       580   $          580
   1.71% due 10/01/04                                   48,556           48,556
   1.70% due 10/01/04                                   48,556           48,556
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $97,692)                                                        97,692
                                                                 --------------
SECURITIES LENDING COLLATERAL  3.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                                  189,731          189,731
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $189,731)                                                      189,731
                                                                 --------------
TOTAL INVESTMENTS 105.2%
   (Cost $5,400,965)                                             $    5,656,024
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.2)%                                         $     (280,929)
                                                                 ==============
NET ASSETS - 100.0%                                              $    5,375,095


 * NON-INCOME PRODUCING SECURITIES.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
   NOTE 9.

                                              See Notes to Financial Statements.

68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND

                                                                     MARKET
                                                     FACE            VALUE
                                                    AMOUNT          (NOTE 1)
                                                  ------------   ---------------

FEDERAL AGENCY DISCOUNT NOTES  88.5%
Fannie Mae*
   1.53% due 10/08/04                             $100,000,000  $    99,970,250
   1.51% due 10/06/04                               50,000,000       49,989,514
   1.60% due 11/03/04                               50,000,000       49,926,667
   1.64% due 11/17/04                               50,000,000       49,892,944
   1.47% due 10/13/04                               25,000,000       24,987,750
   1.53% due 10/20/04                               25,000,000       24,979,812
Farmer Mac*
   1.47% due 10/06/04                               50,000,000       49,989,792
   1.65% due 10/13/04                               50,000,000       49,972,500
   1.57% due 10/27/04                               50,000,000       49,943,306
   1.84% due 12/29/04                               50,000,000       49,772,556
   1.89% due 01/03/05                               25,000,000       24,876,625
   1.83% due 12/15/04                               22,000,000       21,916,125
Federal Farm Credit Bank*
   1.58% due 10/08/04                               50,000,000       49,984,639
   1.40% due 10/06/04                               10,000,000        9,998,056
Federal Home Loan Bank*
   1.71% due 10/25/04                              100,000,000       99,886,000
   1.49% due 10/06/04                               50,000,000       49,989,653
   1.56% due 10/29/04                               50,000,000       49,939,333
   1.73% due 10/27/04                               50,000,000       49,937,528
   1.64% due 11/08/04                               50,000,000       49,913,444
   1.72% due 12/10/04                               50,000,000       49,832,778
   1.53% due 10/13/04                               25,000,000       24,987,250
   1.42% due 11/19/04                               25,000,000       24,951,680
   1.40% due 10/07/04                               15,000,000       14,996,500
Freddie Mac*
   1.51% due 10/19/04                               50,000,000       49,962,250
   1.69% due 11/05/04                               50,000,000       49,917,847
   1.74% due 12/07/04                               50,000,000       49,838,083
   1.72% due 12/27/04                               50,000,000       49,792,167
   1.73% due 12/28/04                               50,000,000       49,788,555
   1.88% due 12/28/04                               50,000,000       49,770,833
   1.67% due 10/12/04                               45,000,000       44,977,037
   1.44% due 10/12/04                               25,000,000       24,989,000
   1.76% due 01/11/05                               25,000,000       24,875,333
   2.29% due 06/28/05                               20,000,000       19,656,500
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,434,202,307)                                          1,434,202,307
                                                                ---------------

FEDERAL AGENCY BONDS  0.3%
Federal Home Loan Bank*
   2.35% due 07/29/05                                5,000,000        5,000,000
                                                                ---------------
TOTAL FEDERAL AGENCY BONDS
   (Cost $5,000,000)                                                  5,000,000
                                                                ---------------
REPURCHASE AGREEMENTS  12.2%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04                              197,032,141      197,032,141
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $197,032,141)                                              197,032,141
                                                                ---------------
TOTAL INVESTMENTS 101.0%
   (Cost $1,636,234,448)                                        $ 1,636,234,448
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.0)%                                        $   (15,891,281)
                                                                ===============
NET ASSETS - 100.0%                                             $ 1,620,343,167

 * THE ISSUER IS A PUBLICALLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      NOVA             URSA                OTC           ARKTOS
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $          --    $          --    $ 1,174,553,704    $          --
Investments in Master Portfolio** (Note 3)                     276,751,339      586,230,843                 --      290,804,523
Segregated Cash with Broker                                             --               --          1,020,000               --
Cash in Custodian Bank                                                  --               --                 --               --
Receivable for Equity Index Swap Settlement (Note 1)                    --               --                 --               --
Receivable for Futures Contracts Settlement (Note 1)                    --               --              3,078               --
Receivable for Securities Sold (Note 1)                                 --        9,879,200                 --        2,305,321
Receivable for Shares Purchased                                 10,650,522        4,286,308         14,370,456        2,460,939
Investment Income Receivable (Note 1)                                   --               --             23,805               --
Other Assets                                                            --               --                 --           33,838
                                                             -------------    -------------    ---------------    -------------
    TOTAL ASSETS                                               287,401,861      600,396,351      1,189,971,043      295,604,621
                                                             =============    =============    ===============    =============

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --               --                 --               --
Payable for Futures Contracts Settlement (Note 1)                       --               --                 --               --
Payable upon Return of  Securities Loaned (Note 9)                      --               --        325,347,018               --
Payable for Securities Purchased (Note 1)                        9,682,391               --          7,384,772               --
Liability for Shares Redeemed                                      863,296       13,962,316          2,358,198        4,666,287
Investment Advisory Fee Payable (Note 4)                                --               --            522,065               --
Transfer Agent Fee Payable (Note 4)                                 55,495          120,553            174,022           57,618
Distribution and Service Fee Payable (Note 4)                       12,054           16,851              4,879            6,924
Portfolio Accounting Fee Payable (Note 4)                           21,771           39,480             48,547           22,408
Custody Fees Payable                                                    --               --             16,706               --
Cash Payable to Custodian Bank                                          --               --              1,293               --
Payable to Master Portfolio                                             --               --                 --               --
Other Liabilities                                                   81,635          157,143            245,861           76,316
                                                             -------------    -------------    ---------------    -------------
    TOTAL LIABILITIES                                           10,716,642       14,296,343        336,103,361        4,829,553
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $ 276,685,219    $ 586,100,008    $   853,867,682    $ 290,775,068
                                                             =============    =============    ===============    =============

ANALYSIS OF NET ASSETS
Paid-In Capital                                              $ 370,834,359    $ 793,260,379    $ 1,545,163,741    $ 436,486,236
Undistributed Net Investment Income (Loss)                      (1,018,830)      (1,542,703)        (4,285,775)        (792,453)
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                  (90,472,316)    (193,720,041)    (1,013,759,602)    (137,190,786)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts          (2,657,994)     (11,897,627)       326,749,318       (7,727,929)
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $ 276,685,219    $ 586,100,008    $   853,867,682    $ 290,775,068
                                                             =============    =============    ===============    =============
    Investor Class                                           $ 174,048,348    $ 467,765,056    $   812,539,537    $ 239,332,030
    Advisor Class                                               55,975,671       61,204,392         28,554,631       26,255,807
    A-Class                                                      8,378,087        6,198,941            874,877        3,703,757
    C-Class                                                     38,283,113       50,931,619         11,898,637       21,483,474
    H-Class                                                            N/A              N/A                N/A              N/A

SHARES OUTSTANDING
    Investor Class                                               7,330,476       50,878,894         85,586,943        9,287,363
    Advisor Class                                                2,434,983        6,901,813          3,105,008        1,025,031
    A-Class                                                        363,912          699,108             94,945          144,352
    C-Class                                                      1,673,626        5,747,299          1,304,647          867,109
    H-Class                                                            N/A              N/A                N/A              N/A

NET ASSET VALUES
    Investor Class                                           $       23.74    $        9.19    $          9.49    $       25.77
    Advisor Class                                                    22.99             8.87               9.20            25.61
    A-Class                                                          23.02             8.87               9.21            25.66
    A-Class Maximum Offering Price Per Share***                      24.17             9.31               9.67            26.94
    C-Class                                                          22.87             8.86               9.12            24.78
    H-Class                                                            N/A              N/A                N/A              N/A

  * THE COST OF SECURITIES AT VALUE IS $0, $0, $847,985,407, $0, $37,888,477,
    $4,251,654, $126,350,045, $32,948,517, $144,281,158, $0, $30,666,029, AND
    $48,267,459, RESPECTIVELY.

 ** THE COST OF INVESTMENTS IN MASTER PORTFOLIO IS $279,409,333, $598,128,470,
    $0, $298,532,452, $0, $0, $0, $0, $0, $2,927,166,242, $0, AND $0,
    RESPECTIVELY.

*** NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.

70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                                                    INVERSE                             INVERSE
                                                                    MEDIUS          MID-CAP             MEKROS        SMALL-CAP
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $  40,634,848    $   4,251,654    $   131,795,763    $  32,948,517
Investments in Master Portfolio** (Note 3)                              --               --                 --               --
Segregated Cash with Broker                                      1,627,254          684,865          5,490,241        3,811,959
Cash in Custodian Bank                                                  38               --                124               36
Receivable for Equity Index Swap Settlement (Note 1)               749,021               --          2,189,005               --
Receivable for Futures Contracts Settlement (Note 1)                80,794               --             68,102               --
Receivable for Securities Sold (Note 1)                            379,007               --                 --               --
Receivable for Shares Purchased                                 11,260,297        1,452,620         22,694,020        1,068,392
Investment Income Receivable (Note 1)                               16,077              201             73,008            1,315
Other Assets                                                            --               --                 --               --
                                                             -------------    -------------    ---------------    -------------
    TOTAL ASSETS                                                54,747,336        6,389,340        162,310,263       37,830,219
                                                             =============    =============    ===============    =============

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --          169,759                 --        1,787,522
Payable for Futures Contracts Settlement (Note 1)                       --           13,330                 --           20,300
Payable upon Return of  Securities Loaned (Note 9)               4,176,485               --         10,494,337               --
Payable for Securities Purchased (Note 1)                          132,641               --                 --               --
Liability for Shares Redeemed                                    3,661,913          256,155          6,055,562        1,022,066
Investment Advisory Fee Payable (Note 4)                            33,397            6,075            105,498           31,373
Transfer Agent Fee Payable (Note 4)                                  9,277            1,688             29,305            8,715
Distribution and Service Fee Payable (Note 4)                        3,038              587              9,190            4,792
Portfolio Accounting Fee Payable (Note 4)                            3,711              675             11,722            3,486
Custody Fees Payable                                                   898              162              4,988              837
Cash Payable to Custodian Bank                                          --               --                 --               --
Payable to Master Portfolio                                             --               --                 --               --
Other Liabilities                                                   15,570            1,915             39,588           13,319
                                                             -------------    -------------    ---------------    -------------
    TOTAL LIABILITIES                                            8,036,930          450,346         16,750,190        2,892,410
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $  46,710,406    $   5,938,994    $   145,560,073    $  34,937,809
                                                             =============    =============    ===============    =============

ANALYSIS OF NET ASSETS
Paid-In Capital                                              $  53,780,205    $   6,694,458    $   181,145,074    $  39,864,281
Undistributed Net Investment Income (Loss)                        (168,766)         (16,026)          (572,550)        (154,750)
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                   (9,850,180)        (697,448)       (42,494,248)      (4,233,995)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts           2,949,147          (41,990)         7,481,797         (537,727)
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $  46,710,406    $   5,938,994    $   145,560,073    $  34,937,809
                                                             =============    =============    ===============    =============
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                  $     253,470    $     158,914    $     1,012,073    $     247,734
    C-Class                                                     11,088,827          123,606         21,993,613       17,665,777
    H-Class                                                     35,368,109        5,656,474        122,554,387       17,024,298

SHARES OUTSTANDING
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                          9,300            3,243             40,528            4,986
    C-Class                                                        416,250            2,533            904,861          357,101
    H-Class                                                      1,297,887          115,433          4,909,328          342,762

NET ASSET VALUES
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                  $       27.26    $       49.01    $         24.97    $       49.69
    A-Class Maximum Offering Price Per Share***                      28.62            51.45              26.22            52.17
    C-Class                                                          26.64            48.79              24.31            49.47
    H-Class                                                          27.25            49.00              24.96            49.67

                                                                      U.S.                           LARGE-CAP        LARGE-CAP
                                                               GOVERNEMENT              JUNO            EUROPE            JAPAN
                                                                 BOND FUND              FUND              FUND             FUND
                                                             -------------    --------------   ---------------    -------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $ 152,899,264    $           --   $    30,666,029    $  48,267,459
Investments in Master Portfolio** (Note 3)                              --     2,740,342,809                --               --
Segregated Cash with Broker                                        766,500                --                --          211,300
Cash in Custodian Bank                                                  81                --                42               42
Receivable for Equity Index Swap Settlement (Note 1)                    --                --           702,490               --
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --           36,256
Receivable for Securities Sold (Note 1)                         11,306,146                --                --               --
Receivable for Shares Purchased                                  1,091,315        22,259,895         3,044,611          522,685
Investment Income Receivable (Note 1)                              933,215                --             1,455            1,813
Other Assets                                                           554                --                --               --
                                                             -------------    --------------   ---------------    -------------
    TOTAL ASSETS                                               166,997,075     2,762,602,704        34,414,627       49,039,555
                                                             =============    ==============   ===============    =============

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --        2,627,565
Payable for Futures Contracts Settlement (Note 1)                  225,902                --                --               --
Payable upon Return of  Securities Loaned (Note 9)                      --                --                --               --
Payable for Securities Purchased (Note 1)                               --        14,183,062                --               --
Liability for Shares Redeemed                                   13,188,272         7,124,830           534,489        5,381,058
Investment Advisory Fee Payable (Note 4)                            70,146                --            16,201           33,347
Transfer Agent Fee Payable (Note 4)                                 28,059           542,204             4,500            9,263
Distribution and Service Fee Payable (Note 4)                       14,824           182,186             1,852            2,838
Portfolio Accounting Fee Payable (Note 4)                           14,029            92,729             1,800            3,705
Custody Fees Payable                                                 3,367                --               432              889
Cash Payable to Custodian Bank                                          --                --                --               --
Payable to Master Portfolio                                             --                38                --               --
Other Liabilities                                                   38,948           751,526             6,447           14,187
                                                             -------------    --------------   ---------------    -------------
    TOTAL LIABILITIES                                           13,583,547        22,876,575           565,721        8,072,852
                                                             -------------    --------------   ---------------    -------------
NET ASSETS                                                   $ 153,413,528    $2,739,726,129   $    33,848,906    $  40,966,703
                                                             =============    =-============   ===============    =============

ANALYSIS OF NET ASSETS
Paid-In Capital                                              $ 159,015,329    $2,964,869,250   $    37,091,144    $  58,621,083
Undistributed Net Investment Income (Loss)                        (242,384)       (9,994,163)          (79,730)      11,245,101
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                  (15,073,648)      (28,325,525)       (3,798,114)     (27,410,627)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts           9,714,231      (186,823,433)          635,606       (1,488,854)
                                                             -------------    --------------   ---------------    -------------
NET ASSETS                                                   $ 153,413,528    $2,739,726,129   $    33,848,906    $  40,966,703
                                                             =============    ==============   ===============    =============
    Investor Class                                           $  32,092,745    $1,592,954,226               N/A              N/A
    Advisor Class                                              114,729,871       136,210,308               N/A              N/A
    A-Class                                                        366,237       119,907,343   $       117,402    $     192,592
    C-Class                                                      6,224,675       890,654,252         1,887,898        6,447,969
    H-Class                                                            N/A               N/A        31,843,606       34,326,142

SHARES OUTSTANDING
    Investor Class                                               2,954,777        81,576,259               N/A              N/A
    Advisor Class                                               10,549,447         7,016,437               N/A              N/A
    A-Class                                                         33,689         6,167,762             7,633            6,722
    C-Class                                                        571,416        47,095,450           126,239          228,673
    H-Class                                                            N/A               N/A         2,069,741        1,197,217

NET ASSET VALUES
    Investor Class                                           $       10.86    $        19.53               N/A              N/A
    Advisor Class                                                    10.88             19.41               N/A              N/A
    A-Class                                                          10.87             19.44   $         15.38    $       28.65
    A-Class Maximum Offering Price Per Share***                      11.41             20.41             16.15            30.08
    C-Class                                                          10.89             18.91             14.95            28.20
    H-Class                                                            N/A               N/A             15.39            28.67

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 SMALL-CAP          MID-CAP          LARGE-CAP        SMALL-CAP
                                                                     VALUE            VALUE              VALUE           GROWTH
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $ 126,101,528    $  55,512,635    $   130,822,872    $  98,160,263
Cash in Custodian Bank                                                  --              328              1,448              346
Receivable for Securities Sold (Note 1)                                 --          636,056          5,161,413        2,485,512
Receivable for Shares Purchased                                 12,872,665        8,493,759          1,554,247        6,171,457
Investment Income Receivable (Note 1)                              114,384           37,623            110,965           37,647
Other Assets                                                            --               --              1,045               --
                                                             -------------    -------------    ---------------    -------------
    TOTAL ASSETS                                               139,088,577       64,680,401        137,651,990      106,855,225
                                                             =============    =============    ===============    =============

LIABILITIES
Payable upon Return of  Securities Loaned (Note 9)               8,100,047        4,875,792         15,604,006        5,820,355
Payable for Securities Purchased (Note 1)                        5,908,295        5,373,946            122,346          335,356
Liability for Shares Redeemed                                    6,638,193        3,144,137          5,656,665        7,170,159
Investment Advisory Fee Payable (Note 4)                            67,264           31,439             78,842           33,282
Transfer Agent Fee Payable (Note 4)                                 22,421           10,480             26,281           11,094
Distribution and Service Fee Payable (Note 4)                        5,797            2,380              6,080            3,642
Portfolio Accounting Fee Payable (Note 4)                            8,969            4,192             10,512            4,438
Custody Fees Payable                                                 2,625            1,944              2,959            1,065
Cash Payable to Custodian Bank                                          71               --                 --               --
Dividends Payable                                                       --               --                 --               --
Other Liabilities                                                   19,046            9,707             21,981            9,774
                                                             -------------    -------------    ---------------    -------------
    TOTAL LIABILITIES                                           20,772,728       13,454,017         21,529,672       13,389,165
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $ 118,315,849    $  51,226,384    $   116,122,318    $  93,466,060
                                                             =============    =============    ===============    =============

ANALYSIS OF NET ASSETS
Paid-In Capital                                              $ 117,554,441    $  51,250,166    $   115,282,234    $  93,471,238
Undistributed Net Investment Income (Loss)                         (52,999)          (2,749)            80,264         (102,390)
Accumulated Net Realized Loss on Investments                    (5,177,757)      (2,807,388)        (3,543,935)      (2,918,168)
Net Unrealized Appreciation on Investments                       5,992,164        2,786,355          4,303,755        3,015,380
                                                             -------------    -------------    ---------------    -------------
NET ASSETS                                                   $ 118,315,849    $  51,226,384    $   116,122,318    $  93,466,060
                                                             =============    =============    ===============    =============
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                  $      18,227    $       1,020    $         1,016    $       1,042
    C-Class                                                      1,911,402        2,109,090          2,500,356        4,098,514
    H-Class                                                    116,386,220       49,116,274        113,620,946       89,366,504
    Institutional Class                                                N/A              N/A                N/A              N/A

SHARES OUTSTANDING
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                            694               41                 41               41
    C-Class                                                         73,138           84,425            100,040          161,482
    H-Class                                                      4,430,013        1,959,494          4,531,183        3,510,123
    Institutional Class                                                N/A              N/A                N/A              N/A

NET ASSET VALUES
    Investor Class                                                     N/A              N/A                N/A              N/A
    Advisor Class                                                      N/A              N/A                N/A              N/A
    A-Class                                                  $       26.26    $       25.06    $         25.08    $       25.46
    A-Class Maximum Offering Price Per Share**                       27.57            26.31              26.33            26.73
    C-Class                                                          26.13            24.98              24.99            25.38
    H-Class                                                          26.27            25.07              25.08            25.46
    Institutional Class                                                N/A              N/A                N/A              N/A

 *  THE COST OF SECURITIES AT VALUE IS $120,109,364, $52,726,280, $126,519,117,
    $95,144,883, $64,068,080, $5,400,965, AND $1,636,234,448, RESPECTIVELY.

**  NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.

72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                                                                          U.S.
                                                                   MID-CAP        LARGE-CAP         GOVERNMENT
                                                                    GROWTH           GROWTH              MONEY
                                                                      FUND             FUND        MARKET FUND
                                                             -------------    -------------    ---------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                   $  65,020,483    $   5,656,024    $ 1,636,234,448
Cash in Custodian Bank                                               7,794               96              7,466
Receivable for Securities Sold (Note 1)                          5,968,807               --                 --
Receivable for Shares Purchased                                    655,750          756,183         85,909,891
Investment Income Receivable (Note 1)                               18,519           12,167             30,303
Other Assets                                                            --               --                 --
                                                             -------------    -------------    ---------------
    TOTAL ASSETS                                                71,671,353        6,424,470      1,722,182,108
                                                             =============    =============    ===============

LIABILITIES
Payable upon Return of  Securities Loaned (Note 9)               8,186,705          189,731                 --
Payable for Securities Purchased (Note 1)                          395,659          610,645                 --
Liability for Shares Redeemed                                    5,186,658          235,977        100,281,773
Investment Advisory Fee Payable (Note 4)                            21,485            5,598            658,188
Transfer Agent Fee Payable (Note 4)                                  7,162            1,866            256,937
Distribution and Service Fee Payable (Note 4)                        2,709              546             48,320
Portfolio Accounting Fee Payable (Note 4)                            2,865              746             65,349
Custody Fees Payable                                                   740              182             31,820
Cash Payable to Custodian Bank                                          --               --                 --
Dividends Payable                                                       --               --             53,803
Other Liabilities                                                    5,122            4,084            442,751
                                                             -------------    -------------    ---------------
    TOTAL LIABILITIES                                           13,809,105        1,049,375        101,838,941
                                                             -------------    -------------    ---------------
NET ASSETS                                                   $  57,862,248    $   5,375,095    $ 1,620,343,167
                                                             =============    =============    ===============

ANALYSIS OF NET ASSETS
Paid-In Capital                                              $  58,629,369    $   5,749,280    $ 1,620,807,513
Undistributed Net Investment Income (Loss)                         (46,323)          (6,470)                --
Accumulated Net Realized Loss on Investments                    (1,673,201)        (622,774)          (464,346)
Net Unrealized Appreciation on Investments                         952,403          255,059                 --
                                                             -------------    -------------    ---------------
NET ASSETS                                                   $  57,862,248    $   5,375,095    $ 1,620,343,167
                                                             =============    =============    ===============
    Investor Class                                                     N/A              N/A    $ 1,149,680,224
    Advisor Class                                                      N/A              N/A        247,985,344
    A-Class                                                  $       1,017    $         994          4,126,563
    C-Class                                                      1,461,521          683,491        168,549,965
    H-Class                                                     56,399,710        4,690,610                N/A
    Institutional Class                                                N/A              N/A         50,001,071

SHARES OUTSTANDING
    Investor Class                                                     N/A              N/A      1,150,103,585
    Advisor Class                                                      N/A              N/A        248,240,715
    A-Class                                                             42               43          4,126,563
    C-Class                                                         60,324           29,434        168,549,268
    H-Class                                                      2,318,280          201,192                N/A
    Institutional Class                                                N/A              N/A         50,001,000

NET ASSET VALUES
    Investor Class                                                     N/A              N/A    $          1.00
    Advisor Class                                                      N/A              N/A               1.00
    A-Class                                                  $       24.31    $       23.31               1.00
    A-Class Maximum Offering Price Per Share**                       25.52            24.47               1.00
    C-Class                                                          24.23            23.22               1.00
    H-Class                                                          24.33            23.31                N/A
    Institutional Class                                                N/A              N/A               1.00

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      NOVA             URSA                OTC           ARKTOS
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
INVESTMENT INCOME
Interest (Note 1)                                            $          --    $          --    $       129,862    $          --
Interest from Securities Lending, net (Note 9)                          --               --             86,020               --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --               --          1,249,181               --
Other Income                                                            --               --              3,581               --
                                                             -------------    -------------    ---------------    -------------
    Total Income                                                        --               --          1,468,644               --
                                                             -------------    -------------    ---------------    -------------

EXPENSES
Advisory Fees (Note 4)                                                  --               --          3,419,054               --
Transfer Agent and Administrative Fees (Note 4)                    368,509          622,837          1,139,685          319,824
Distribution & Service Fees (Note 4):
  Advisor Class                                                    139,041          125,374            116,692           52,547
  A-Class                                                            3,570            3,524                744            1,630
  C-Class                                                          172,875          250,125             74,284          125,138
  H-Class                                                               --               --                 --               --
Accounting Fees (Note 4)                                           141,689          213,791            305,513          125,994
Registration Fees                                                   74,964          111,526            229,252           53,747
Trustees' Fees                                                       4,807            6,565             14,424            3,394
Custodian Fees                                                         368              454            105,924              240
Printing Expenses                                                   66,588           95,293            200,110           46,753
Miscellaneous                                                       46,419          113,214            148,737           63,186
                                                             -------------    -------------    ---------------    -------------
    Total Expenses                                               1,018,830        1,542,703          5,754,419          792,453
                                                             -------------    -------------    ---------------    -------------
Net Investment Income (Loss)                                    (1,018,830)      (1,542,703)        (4,285,775)        (792,453)
                                                             =============    =============    ===============    =============

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (8,821,694)     (17,529,547)         8,417,786       (4,298,011)
Equity Index Swaps                                                      --               --                 --               --
Futures Contracts                                                       --               --         (2,250,042)              --
                                                             -------------    -------------    ---------------    -------------
    Total Net Realized Gain (Loss)                              (8,821,694)     (17,529,547)         6,167,744       (4,298,011)
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (4,642,899)       6,288,907        (35,041,633)      (5,551,965)
Equity Index Swaps                                                      --               --                 --               --
Futures Contracts                                                       --               --           (123,021)              --
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation (Depreciation)            (4,642,899)       6,288,907        (35,164,654)      (5,551,965)
                                                             -------------    -------------    ---------------    -------------
Net Gain (Loss) on Investments                                 (13,464,593)     (11,240,640)       (28,996,910)      (9,849,976)
                                                             -------------    -------------    ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $ (14,483,423)   $ (12,783,343)   $   (33,282,685)   $ (10,642,429)
                                                             =============    =============    ===============    =============

*   NET OF FOREIGN TAX WITHHELD OF $0, $0, $7,984, $0, $0, $0, $16, $0, $0, $0,
    $0, AND $0, RESPECTIVELY.

                                              See Notes to Financial Statements.

74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                                                    INVERSE                             INVERSE
                                                                    MEDIUS          MID-CAP             MEKROS        SMALL-CAP
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
INVESTMENT INCOME
Interest (Note 1)                                            $     102,348    $      33,677    $       308,866    $     236,676
Interest from Securities Lending, net (Note 9)                       3,891               --             19,333               --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   331,887               --            622,052               --
Other Income                                                           114               --                 --              790
                                                             -------------    -------------    ---------------    -------------
    Total Income                                                   438,240           33,677            950,251          237,466
                                                             -------------    -------------    ---------------    -------------

EXPENSES
Advisory Fees (Note 4)                                             305,828           26,129            770,558          179,704
Transfer Agent and Administrative Fees (Note 4)                     84,952            7,258            214,044           49,918
Distribution & Service Fees (Note 4):
  Advisor Class                                                         --               --                 --               --
  A-Class                                                              197              147                874              483
  C-Class                                                           60,547            2,247            140,870           81,623
  H-Class                                                           69,619            6,549            177,952           29,029
Accounting Fees (Note 4)                                            33,981            2,903             84,821           19,967
Registration Fees                                                   19,971              984             49,112            5,211
Trustees' Fees                                                       1,304               51              3,179              449
Custodian Fees                                                       7,829              678             23,852            4,808
Printing Expenses                                                   17,744              829             42,805            5,440
Miscellaneous                                                        5,034            1,928             14,734           15,584
                                                             -------------    -------------    ---------------    -------------
    Total Expenses                                                 607,006           49,703          1,522,801          392,216
                                                             -------------    -------------    ---------------    -------------
Net Investment Income (Loss)                                      (168,766)         (16,026)          (572,550)        (154,750)
                                                             =============    =============    ===============    =============

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (768,679)          (8,219)        (7,041,597)          13,448
Equity Index Swaps                                              (3,049,021)        (177,584)       (10,070,140)      (1,499,416)
Futures Contracts                                                 (714,917)        (417,481)       (13,559,141)      (2,162,534)
                                                             -------------    -------------    ---------------    -------------
    Total Net Realized Gain (Loss)                              (4,532,617)        (603,284)       (30,670,878)      (3,648,502)
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (3,178,849)          64,715         (6,698,290)         118,550
Equity Index Swaps                                                (377,074)         (18,490)           600,335         (454,992)
Futures Contracts                                                 (287,041)         (14,988)        (1,027,833)           2,402
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation (Depreciation)            (3,842,964)          31,237         (7,125,788)        (334,040)
                                                             -------------    -------------    ---------------    -------------
Net Gain (Loss) on Investments                                  (8,375,581)        (572,047)       (37,796,666)      (3,982,542)
                                                             -------------    -------------    ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $  (8,544,347)   $    (588,073)   $   (38,369,216)   $  (4,137,292)
                                                             =============    =============    ===============    =============

                                                                      U.S.                           LARGE-CAP        LARGE-CAP
                                                               GOVERNEMENT             JUNO             EUROPE            JAPAN
                                                                 BOND FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
INVESTMENT INCOME
Interest (Note 1)                                            $   2,345,404    $          --    $       155,230    $     468,243
Interest from Securities Lending, net (Note 9)                          --               --                 --               --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --               --                 --               --
Other Income                                                            --               --                299               --
                                                             -------------    -------------    ---------------    -------------
    Total Income                                                 2,345,404               --            155,529          468,243
                                                             -------------    -------------    ---------------    -------------
EXPENSES
Advisory Fees (Note 4)                                             238,652               --            123,018          383,185
Transfer Agent and Administrative Fees (Note 4)                     95,461        3,246,843             34,172          106,440
Distribution & Service Fees (Note 4):
  Advisor Class                                                    104,255          287,738                 --               --
  A-Class                                                              252          108,297                 66              222
  C-Class                                                           42,182        4,088,473             12,610           31,837
  H-Class                                                               --               --             30,953           98,259
Accounting Fees (Note 4)                                            47,730          558,372             13,669           42,576
Registration Fees                                                   17,606          468,662              9,917           21,510
Trustees' Fees                                                       1,138           33,318                570            1,519
Custodian Fees                                                      11,466            2,860              3,112           10,048
Printing Expenses                                                   14,779          441,568              8,377           18,813
Miscellaneous                                                       30,979          758,032             (1,205)          11,029
                                                             -------------    -------------    ---------------    -------------
    Total Expenses                                                 604,500        9,994,163            235,259          725,438
                                                             -------------    -------------    ---------------    -------------
Net Investment Income (Loss)                                     1,740,904       (9,994,163)           (79,730)        (257,195)
                                                             =============    =============    ===============    =============

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (1,960,055)     (14,275,330)                --              119
Equity Index Swaps                                                      --               --         (3,825,899)     (26,676,312)
Futures Contracts                                                  727,932               --             27,785         (418,063)
                                                             -------------    -------------    ---------------    -------------
    Total Net Realized Gain (Loss)                              (1,232,123)     (14,275,330)        (3,798,114)     (27,094,256)
                                                             -------------    -------------    ---------------    -------------

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            3,812,721      (99,440,793)                --               --
Equity Index Swaps                                                      --               --          1,681,035      (13,208,988)
Futures Contracts                                                  631,641               --                 --       (1,841,140)
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation (Depreciation)             4,444,362      (99,440,793)         1,681,035      (15,050,128)
                                                             -------------    -------------    ---------------    -------------
Net Gain (Loss) on Investments                                   3,212,239     (113,716,123)        (2,117,079)     (42,144,384)
                                                             -------------    -------------    ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   4,953,143    $(123,710,286)   $    (2,196,809)   $ (42,401,579)
                                                             =============    =============    ===============    =============

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                                 SMALL-CAP          MID-CAP          LARGE-CAP        SMALL-CAP
                                                                     VALUE            VALUE              VALUE           GROWTH
                                                                      FUND             FUND               FUND             FUND
                                                             -------------    -------------    ---------------    -------------
INVESTMENT INCOME
Interest (Note 1)                                            $       3,646    $       1,917    $         3,001    $       1,573
Interest from Securities Lending, net (Note 9)                         939              118                159            1,744
Dividends, Net of Foreign Tax Withheld* (Note 1)                   283,962          177,307            452,733           92,745
Other Income                                                            --               --                 --               --
                                                             -------------    -------------    ---------------    -------------
    Total Income                                                   288,547          179,342            455,893           96,062
                                                             -------------    -------------    ---------------    -------------

EXPENSES
Advisory Fees (Note 4)                                             166,887           87,021            183,102           96,463
Transfer Agent and Administrative Fees (Note 4)                     55,629           29,007             61,034           32,154
Distribution & Service Fees (Note 4):
  Advisor Class                                                         --               --                 --               --
  A-Class                                                                1               --                 --               --
  C-Class                                                            6,543            9,620              8,933            4,125
  H-Class                                                           53,992           26,602             58,801           31,123
Accounting Fees (Note 4)                                            22,251           11,603             24,414           12,862
Registration Fees                                                    4,227            3,090              4,861            2,606
Trustees' Fees                                                         470              245                402              260
Custodian Fees                                                       5,992            4,773              6,236            4,332
Printing Expenses                                                    4,711            2,886              4,876            3,181
Miscellaneous                                                       20,843            9,471             23,130           11,346
                                                             -------------    -------------    ---------------    -------------
    Total Expenses                                                 341,546          184,318            375,789          198,452
                                                             -------------    -------------    ---------------    -------------
 Less Institutional Class Expense Reimbursed
     by Advisor (Note 4 )                                               --               --                 --               --
 Less Expenses Waived by Servicer                                       --               --                 --               --
 Less Expenses Waived by Distributor
    Advisor Class                                                       --               --                 --               --
    A-Class                                                             --               --                 --               --
    C-Class                                                             --               --                 --               --

    Total Waived Expenses                                               --               --                 --               --
                                                             -------------    -------------    ---------------    -------------
Net Expenses                                                       341,546          184,318            375,789          198,452
                                                             -------------    -------------    ---------------    -------------
Net Investment Income (Loss)                                       (52,999)          (4,976)            80,104         (102,390)
                                                             =============    =============    ===============    =============

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities                                           (4,689,475)      (2,364,135)        (3,073,760)      (2,875,615)
Futures Contracts                                                   (6,780)              --                 --               --
                                                             -------------    -------------    ---------------    -------------
    Total Net Realized Loss                                     (4,696,255)      (2,364,135)        (3,073,760)      (2,875,615)
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation on:
Investment Securities                                            5,290,128        2,452,832          4,193,814        2,897,628
                                                             -------------    -------------    ---------------    -------------
Net Change in Unrealized Appreciation                            5,290,128        2,452,832          4,193,814        2,897,628
                                                             -------------    -------------    ---------------    -------------
Net Gain (Loss) on Investments                                     593,873           88,697          1,120,054           22,013
                                                             -------------    -------------    ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $     540,874    $      83,721    $     1,200,158    $     (80,377)
                                                             =============    =============    ===============    =============

*   NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, AND $0, RESPECTIVELY.

                                              See Notes to Financial Statements.

76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                                                                          U.S.
                                                                   MID-CAP        LARGE-CAP         GOVERNMENT
                                                                    GROWTH           GROWTH              MONEY
                                                                      FUND             FUND        MARKET FUND
                                                             -------------    -------------    ---------------
INVESTMENT INCOME
Interest (Note 1)                                            $       1,335    $         753    $     9,840,904
Interest from Securities Lending, net (Note 9)                         157               53              9,541
Dividends, Net of Foreign Tax Withheld* (Note 1)                    39,496          114,553                 --
Other Income                                                            --               --              1,444
                                                             -------------    -------------    ---------------

    Total Income                                                    40,988          115,359          9,851,889
                                                             -------------    -------------    ---------------

EXPENSES
Advisory Fees (Note 4)                                              41,843           57,795          4,064,097
Transfer Agent and Administrative Fees (Note 4)                     13,948           19,265          1,625,639
Distribution & Service Fees (Note 4):
  Advisor Class                                                         --               --            621,985
  A-Class                                                               --               --              3,058
  C-Class                                                            3,997            6,101            825,174
  H-Class                                                           12,948           17,739                 --
Accounting Fees (Note 4)                                             5,579            7,706            412,597
Registration Fees                                                      834            2,191            366,834
Trustees' Fees                                                         109              190             23,638
Custodian Fees                                                       1,416            2,906            189,223
Printing Expenses                                                    1,039            2,513            323,521
Miscellaneous                                                        5,598            5,423            347,737
                                                             -------------    -------------    ---------------
    Total Expenses                                                  87,311          121,829          8,803,503
                                                             -------------    -------------    ---------------

 Less Institutional Class Expense Reimbursed
     by Advisor (Note 4 )                                               --               --            (25,896)
 Less Expenses Waived by Servicer                                       --               --            (62,702)
 Less Expenses Waived by Distributor
    Advisor Class                                                       --               --           (283,204)
    A-Class                                                             --               --                (23)
    C-Class                                                             --               --           (569,947)
                                                             -------------    -------------    ---------------
    Total Waived Expenses                                               --               --           (941,772)
                                                             -------------    -------------    ---------------
Net Expenses                                                        87,311          121,829          7,861,731
                                                             -------------    -------------    ---------------
Net Investment Income (Loss)                                       (46,323)          (6,470)         1,990,158
                                                             =============    =============    ===============

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities                                           (1,643,659)        (611,760)                --
Futures Contracts                                                       --               --                 --
                                                             -------------    -------------    ---------------
    Total Net Realized Loss                                     (1,643,659)        (611,760)                --
                                                             -------------    -------------    ---------------
Net Change in Unrealized Appreciation on:
Investment Securities                                              920,583          231,312                 --
                                                             -------------    -------------    ---------------
Net Change in Unrealized Appreciation                              920,583          231,312                 --
                                                             -------------    -------------    ---------------
Net Gain (Loss) on Investments                                    (723,076)        (380,448)                --
                                                             -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    (769,399)   $    (386,918)   $     1,990,158
                                                             =============    =============    ===============

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       NOVA FUND                          URSA FUND
                                                             -------------------------------   --------------------------------
                                                                    PERIOD              YEAR            PERIOD             YEAR
                                                                     ENDED             ENDED             ENDED            ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                     2004+              2004             2004+             2004
                                                             -------------    --------------   ---------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $  (1,018,830)   $      340,080   $    (1,542,703)  $   (2,380,206)
Net Realized Gain (Loss) on Investments                         (8,821,694)       90,383,820       (17,529,547)    (151,683,423)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                              (4,642,899)        4,757,494         6,288,907      (29,214,083)
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets from Operations          (14,483,423)       95,481,394       (12,783,343)    (183,277,712)
                                                             -------------    --------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --           (40,957)               --               --
    Advisor Class                                                       --           (10,891)               --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --            (7,164)               --               --
    H-Class                                                             --                --                --               --
Realized Gain on Investment
    Investor Class                                                      --                --                --      (13,522,152)
    Advisor Class                                                       --                --                --       (1,661,923)
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --       (1,341,391)
    H-Class                                                             --                --                --               --
                                                             -------------    --------------   ---------------   --------------
    Total Distributions to Shareholders                                 --           (59,012)               --      (16,525,466)
                                                             =============    ==============   ===============   ==============

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                             744,076,468     1,416,342,537       985,058,074    2,501,275,661
    Advisor Class*                                             183,942,818       306,125,216       147,866,778      266,048,066
    A-Class**                                                   10,666,820             1,000         8,597,763            1,000
    C-Class***                                                  85,426,717       192,486,411       112,157,262      295,353,504
    H-Class***                                                          --                --                --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --            38,795                --       11,922,468
    Advisor Class*                                                      --            10,397                --        1,392,275
    A-Class**                                                           --                --                --               --
    C-Class***                                                          --             6,469                --        1,108,788
    H-Class***                                                          --                --                --               --
COST OF SHARES REDEEMED
    Investor Class                                            (746,792,908)   (1,428,901,726)     (860,659,745)  (2,460,564,864)
    Advisor Class*                                            (171,560,172)     (305,616,613)     (130,216,655)    (244,455,917)
    A-Class**                                                   (2,206,370)               --        (2,289,035)              --
    C-Class***                                                 (78,551,954)     (180,456,147)     (105,805,377)    (256,929,090)
    H-Class***                                                          --                --                --               --
                                                             =============    ==============   ===============   ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     25,001,419            36,339       154,709,065      115,151,891
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets                           10,517,996        95,458,721       141,925,722      (84,651,287)
NET ASSETS--BEGINNING OF PERIOD                                266,167,223       170,708,502       444,174,286      528,825,573
                                                             -------------    --------------   ---------------   --------------
NET ASSETS--END OF PERIOD                                    $ 276,685,219    $  266,167,223   $   586,100,008   $  444,174,286
                                                             =============    ==============   ===============   ==============

                                                                        OTC FUND
                                                             -------------------------------
                                                                    PERIOD              YEAR
                                                                     ENDED             ENDED
                                                             SEPTEMBER 30,         MARCH 31,
                                                                     2004+              2004
                                                             -------------    --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $  (4,285,775)   $   (9,083,636)
Net Realized Gain (Loss) on Investments                          6,167,744        50,732,674
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                             (35,164,654)      218,083,908
                                                             -------------    --------------

Net Increase (Decrease) in Net Assets from Operations          (33,282,685)      259,732,946
                                                             -------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
Realized Gain on Investment
    Investor Class                                                      --                --
    Advisor Class                                                       --                --
    A-Class                                                             --                --
    C-Class                                                             --                --
    H-Class                                                             --                --
                                                             -------------    --------------
    Total Distributions to Shareholders                                 --                --
                                                             =============    ==============

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                             721,610,586     1,663,377,353
    Advisor Class*                                             116,339,285       145,760,607
    A-Class**                                                    1,741,525             1,000
    C-Class***                                                  65,410,703       156,778,878
    H-Class***                                                          --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --                --
    Advisor Class*                                                      --                --
    A-Class**                                                           --                --
    C-Class***                                                          --                --
    H-Class***                                                          --                --
COST OF SHARES REDEEMED
    Investor Class                                            (740,384,926)   (1,704,150,398)
    Advisor Class*                                            (140,659,554)     (142,951,655)
    A-Class**                                                     (829,949)               --
    C-Class***                                                 (66,082,625)     (154,712,316)
    H-Class***                                                          --                --
                                                             =============    ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                    (42,854,955)      (35,896,531)
                                                             -------------    --------------
Net Increase (Decrease) in Net Assets                          (76,137,640)      223,836,415
NET ASSETS--BEGINNING OF PERIOD                                930,005,322       706,168,907
                                                             -------------    --------------
NET ASSETS--END OF PERIOD                                    $ 853,867,682    $  930,005,322
                                                             =============    ==============

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- ARKTOS FUND ADVISOR CLASS.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NOVA FUND A-CLASS,
    URSA FUND A-CLASS, OTC FUND A-CLASS, ARKTOS FUND A-CLASS, MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS, AND MEKROS FUND A-CLASS.

*** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE MID-CAP
    FUND C-CLASS AND H-CLASS.

  + Unaudited

                                              See Notes to Financial Statements.

78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                                       ARKTOS FUND                       MEDIUS FUND
                                                             -------------------------------   --------------------------------
                                                                    PERIOD             YEAR             PERIOD             YEAR
                                                                     ENDED             ENDED             ENDED            ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                     2004+              2004             2004+             2004
                                                             -------------    --------------   ---------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    (792,453)   $     (908,880)  $      (168,766)  $     (424,768)
Net Realized Gain (Loss) on Investments                         (4,298,011)      (75,225,824)       (4,532,617)      15,367,682
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                              (5,551,965)        2,089,842        (3,842,964)       6,114,604
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets from Operations          (10,642,429)      (74,044,862)       (8,544,347)      21,057,518
                                                             -------------    --------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --                --               --
    Advisor Class                                                       --                --                --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --               --
    H-Class                                                             --                --                --               --
Realized Gain on Investment
    Investor Class                                                      --                --                --               --
    Advisor Class                                                       --                --                --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --               --
    H-Class                                                             --                --                --               --
                                                             -------------    --------------   ---------------   --------------
    Total Distributions to Shareholders                                 --                --                --               --
                                                             =============    ==============   ===============   ==============

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                             569,450,091     1,242,912,907                --               --
    Advisor Class*                                              75,246,057        28,360,837                --               --
    A-Class**                                                    5,884,761             1,000           402,268            3,858
    C-Class***                                                 104,292,982       150,430,699        67,579,333      139,180,601
    H-Class***                                                          --                --       476,191,672      902,750,247
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --               --
    Advisor Class*                                                      --                --                --               --
    A-Class**                                                           --                --                --               --
    C-Class***                                                          --                --                --               --
    H-Class***                                                          --                --                --               --
COST OF SHARES REDEEMED
    Investor Class                                            (532,242,776)   (1,109,906,486)               --               --
    Advisor Class*                                             (65,770,747)      (10,056,568)               --               --
    A-Class**                                                   (2,122,834)               --          (150,212)              --
    C-Class***                                                (115,664,685)     (114,441,552)      (69,679,744)    (134,104,779)
    H-Class***                                                          --                --      (501,729,064)    (866,491,167)
                                                             =============    ==============   ===============   ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     39,072,849       187,300,837       (27,385,747)      41,338,760
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets                           28,430,420       113,255,975       (35,930,094)      62,396,278
NET ASSETS--BEGINNING OF PERIOD                                262,344,648       149,088,673        82,640,500       20,244,222
                                                             -------------    --------------   ---------------   --------------
NET ASSETS--END OF PERIOD                                    $ 290,775,068    $  262,344,648   $    46,710,406   $   82,640,500
                                                             =============    ==============   ===============   ==============

                                                                        INVERSE
                                                                      MID-CAP FUND                        MEKROS FUND
                                                             -------------------------------   --------------------------------
                                                                    PERIOD              YEAR            PERIOD             YEAR
                                                                     ENDED             ENDED             ENDED            ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                     2004+              2004             2004+             2004
                                                             -------------    --------------   ---------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (16,026)   $       (3,411)  $      (572,550)  $   (1,353,110)
Net Realized Gain (Loss) on Investments                           (603,284)          (94,164)      (30,670,878)      63,829,139
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  31,237           (73,227)       (7,125,788)      13,493,646
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets from Operations             (588,073)         (170,802)      (38,369,216)      75,969,675
                                                             -------------    --------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --                --               --
    Advisor Class                                                       --                --                --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --               --
    H-Class                                                             --                --                --               --
Realized Gain on Investment
    Investor Class                                                      --                --                --               --
    Advisor Class                                                       --                --                --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --               --
    H-Class                                                             --                --                --               --
                                                             -------------    --------------   ---------------   --------------
    Total Distributions to Shareholders                                 --                --                --               --
                                                             =============    ==============   ===============   ==============

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --                --               --
    Advisor Class*                                                      --                --                --               --
    A-Class**                                                      403,472             1,000         2,599,980            3,857
    C-Class***                                                  12,106,704           510,083       126,575,531      413,199,562
    H-Class***                                                  80,197,113        24,015,087     1,551,782,703    2,576,731,176
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --                --                --               --
    Advisor Class*                                                      --                --                --               --
    A-Class**                                                           --                --                --               --
    C-Class***                                                          --                --                --               --
    H-Class***                                                          --                --                --               --
COST OF SHARES REDEEMED
    Investor Class                                                      --                --                --               --
    Advisor Class*                                                      --                --                --               --
    A-Class**                                                     (243,715)               --        (1,614,645)              --
    C-Class***                                                 (12,031,288)         (366,630)     (149,260,879)    (394,089,160)
    H-Class***                                                 (76,721,687)      (21,172,270)   (1,569,328,562)  (2,494,270,646)
                                                             =============    ==============   ===============   ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      3,710,599         2,987,270       (39,245,872)     101,574,789
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets                            3,122,526         2,816,468       (77,615,088)     177,544,464
NET ASSETS--BEGINNING OF PERIOD                                  2,816,468                --       223,175,161       45,630,697
                                                             -------------    --------------   ---------------   --------------
NET ASSETS--END OF PERIOD                                    $   5,938,994    $    2,816,468   $   145,560,073   $  223,175,161
                                                             =============    ==============   ===============   ==============

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

--------------------------------------------------------------------------------

                                                                        INVERSE                        U.S. GOVERNMENT
                                                                    SMALL-CAP FUND                        BOND FUND
                                                             -------------------------------   --------------------------------
                                                                    PERIOD            PERIOD            PERIOD             YEAR
                                                                     ENDED             ENDED             ENDED            ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                     2004+              2004             2004+             2004
                                                             -------------    --------------   ---------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    (154,750)   $       (8,012)  $     1,740,904   $    2,137,637
Net Realized Gain (Loss) on Investments                         (3,648,502)         (585,493)       (1,232,123)      (2,154,408)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                (334,040)         (203,687)        4,444,362        2,247,394
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets from Operations           (4,137,292)         (797,192)        4,953,143        2,230,623
                                                             -------------    --------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --                --          (913,156)      (1,740,970)
    Advisor Class                                                       --                --          (700,719)        (276,878)
    A-Class                                                             --                --            (3,792)              --
    C-Class                                                             --                --          (123,238)        (119,789)
    H-Class                                                             --                --                --               --
Realized Gain on Investment
    Investor Class                                                      --                --                --               --
    Advisor Class                                                       --                --                --               --
    A-Class                                                             --                --                --               --
    C-Class                                                             --                --                --               --
    H-Class                                                             --                --                --               --
                                                             -------------    --------------   ---------------   --------------
    Total Distributions to Shareholders                                 --                --        (1,740,905)      (2,137,637)
                                                             =============    ==============   ===============   ==============

SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --                --       353,152,652      937,862,658
    Advisor Class*                                                      --                --       184,369,111      166,588,132
    A-Class**                                                    2,145,200             1,000         1,011,701            1,000
    C-Class***                                                  79,901,772        17,865,104        61,569,666       71,640,020
    H-Class***                                                 452,531,067        50,824,029                --               --
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --                --           849,180        1,619,190
    Advisor Class*                                                      --                --           700,461          276,673
    A-Class**                                                           --                --             3,784               --
    C-Class***                                                          --                --           117,712          112,328
    H-Class***                                                          --                --                --               --
 COST OF SHARES REDEEMED
    Investor Class                                                      --                --      (347,657,965)    (966,933,885)
    Advisor Class*                                                      --                --      (119,409,468)    (119,380,064)
    A-Class**                                                   (1,901,823)               --          (671,327)              --
    C-Class***                                                 (61,501,948)      (17,257,781)      (59,542,238)     (69,703,957)
    H-Class***                                                (437,645,912)      (45,088,415)               --               --
                                                             =============    ==============   ===============   ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     33,528,356         6,343,937        74,493,269       22,082,095
                                                             -------------    --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets                           29,391,064         5,546,745        77,705,507       22,175,081
NET ASSETS--BEGINNING OF PERIOD                                  5,546,745                --        75,708,021       53,532,940
                                                             -------------    --------------   ---------------   --------------
NET ASSETS--END OF PERIOD                                    $  34,937,809    $    5,546,745   $   153,413,528   $   75,708,021
                                                             =============    ==============   ===============   ==============

                                                                        JUNO FUND
                                                             -------------------------------
                                                                     PERIOD             YEAR
                                                                      ENDED            ENDED
                                                              SEPTEMBER 30,        MARCH 31,
                                                                      2004+             2004
                                                             --------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $   (9,994,163)  $   (5,820,858)
Net Realized Gain (Loss) on Investments                         (14,275,330)      17,200,721
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                              (99,440,793)     (88,008,612)
                                                             --------------   --------------
Net Increase (Decrease) in Net Assets from Operations          (123,710,286)     (76,628,749)
                                                             --------------   --------------


DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                       --               --
    Advisor Class                                                        --               --
    A-Class                                                              --               --
    C-Class                                                              --               --
    H-Class                                                              --               --
Realized Gain on Investment
    Investor Class                                                       --               --
    Advisor Class                                                        --               --
    A-Class                                                              --               --
    C-Class                                                              --               --
    H-Class                                                              --               --
                                                             --------------   --------------
    Total Distributions to Shareholders                                  --               --
                                                             ==============   ==============

SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
    Investor Class                                            2,195,558,009    2,756,117,189
    Advisor Class*                                              214,722,077      109,156,186
    A-Class**                                                   143,471,514        5,056,682
    C-Class***                                                  656,495,552      618,908,385
    H-Class***                                                           --               --
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                       --               --
    Advisor Class*                                                       --               --
    A-Class**                                                            --               --
    C-Class***                                                           --               --
    H-Class***                                                           --               --
 COST OF SHARES REDEEMED
    Investor Class                                           (1,435,112,090)  (1,937,672,854)
    Advisor Class*                                             (123,358,246)     (54,704,285)
    A-Class**                                                   (19,349,868)              --
    C-Class***                                                 (214,556,783)    (164,593,541)
    H-Class***                                                           --               --

NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                   1,417,870,165    1,332,267,762
                                                             --------------   --------------
Net Increase (Decrease) in Net Assets                         1,294,159,879    1,255,639,013
NET ASSETS--BEGINNING OF PERIOD                               1,445,566,250      189,927,237
                                                             --------------   --------------
NET ASSETS--END OF PERIOD                                    $2,739,726,129   $1,445,566,250
                                                             ==============   ==============

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- U.S. GOVERNMENT BOND FUND ADVISOR CLASS, AND JUNO FUND ADVISOR CLASS.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- INVERSE
    SMALL-CAP FUND A-CLASS, U.S. GOVERNMENT BOND FUND A-CLASS, JUNO FUND A-CLASS, LARGE-CAP EUROPE FUND A-CLASS, AND LARGE-CAP JAPAN FUND A-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, AND MID-CAP VALUE FUND A-CLASS.

*** SINCE THE COMMENCEMENT OF OPERATIONS; FEBRUARY 20, 2004 -- INVERSE
    SMALL-CAP FUND C-CLASS AND H-CLASS, SMALL-CAP VALUE FUND C-CLASS AND H-CLASS, AND MID-CAP VALUE FUND C-CLASS AND H-CLASS.

  + Unaudited

                                              See Notes to Financial Statements.

80 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                                       LARGE-CAP                          LARGE-CAP
                                                                      EUROPE FUND                         JAPAN FUND
                                                             ------------------------------    --------------------------------
                                                                    PERIOD             YEAR             PERIOD             YEAR
                                                                     ENDED            ENDED              ENDED            ENDED
                                                             SEPTEMBER 30,        MARCH 31,      SEPTEMBER 30,        MARCH 31,
                                                                     2004+             2004              2004+             2004
                                                             -------------    -------------    ---------------   --------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (79,730)  $     (267,373)  $      (257,195)  $     (342,111)
Net Realized Gain (Loss) on Investments                          (3,798,114)      10,115,575       (27,094,256)       6,626,890
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,681,035       (1,166,723)      (15,050,128)      13,605,279
                                                             --------------   --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets from Operations            (2,196,809)       8,681,479       (42,401,579)      19,890,058
                                                             --------------   --------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                       --               --                --               --
    Advisor Class                                                        --               --                --               --
    A-Class                                                              --               --                --               --
    C-Class                                                              --               --                --               --
    H-Class                                                              --               --                --               --
Realized Gain on Investment
    Investor Class                                                       --               --                --               --
    Advisor Class                                                        --               --                --               --
    A-Class                                                              --               --                --               --
    C-Class                                                              --         (121,876)               --          (22,026)
    H-Class                                                              --       (3,323,463)               --         (331,142)
                                                             --------------   --------------   ---------------   --------------
    Total Distributions to Shareholders                                  --       (3,445,339)               --         (353,168)
                                                             ==============   ==============   ===============   ==============

SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                       --               --                --               --
    Advisor Class*                                                       --               --                --               --
    A-Class**                                                       133,205            1,000           219,121           54,619
    C-Class***                                                   31,762,233       41,151,762        15,021,418       17,100,604
    H-Class***                                                  130,065,042      372,420,819       354,061,584      635,111,524
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                       --               --                --               --
    Advisor Class*                                                       --               --                --               --
    A-Class**                                                            --               --                --               --
    C-Class***                                                           --          119,553                --           18,857
    H-Class***                                                           --        3,275,637                --          293,399
 COST OF SHARES REDEEMED
    Investor Class                                                       --               --                --               --
    Advisor Class*                                                       --               --                --               --
    A-Class**                                                       (18,046)              --           (51,568)              --
    C-Class***                                                  (31,889,381)     (41,547,262)      (12,618,099)     (12,059,612)
    H-Class***                                                 (131,921,074)    (349,399,148)     (456,651,725)    (479,360,611)
                                                             ==============   ==============   ===============   ==============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      (1,868,021)      26,022,361      (100,019,269)     161,158,780
                                                             --------------   --------------   ---------------   --------------
Net Increase (Decrease) in Net Assets                            (4,064,830)      31,258,501      (142,420,848)     180,695,670
NET ASSETS--BEGINNING OF PERIOD                                  37,913,736        6,655,235       183,387,551        2,691,881
                                                             --------------   --------------   ---------------   --------------
NET ASSETS--END OF PERIOD                                    $   33,848,906   $   37,913,736   $    40,966,703   $  183,387,551
                                                             ==============   ==============   ===============   ==============

                                                                      SMALL-CAP                            MID-CAP
                                                                      VALUE FUND                         VALUE FUND
                                                             ------------------------------    --------------------------------
                                                                    PERIOD             YEAR             PERIOD             YEAR
                                                                     ENDED            ENDED              ENDED            ENDED
                                                             SEPTEMBER 30,        MARCH 31,      SEPTEMBER 30,        MARCH 31,
                                                                     2004+             2004              2004+             2004
                                                             -------------    -------------    ---------------    -------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (52,999)   $      (3,043)   $        (4,976)   $       2,948
Net Realized Gain (Loss) on Investments                         (4,696,255)        (476,796)        (2,364,135)        (443,253)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               5,290,128          702,036          2,452,832          333,523
                                                             -------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets from Operations              540,874          222,197             83,721         (106,782)
                                                             -------------    -------------    ---------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                      --               --                 --               --
    Advisor Class                                                       --               --                 --               --
    A-Class                                                             --               --                 --               --
    C-Class                                                             --               --                 --               --
    H-Class                                                             --               --                 --               --
Realized Gain on Investment
    Investor Class                                                      --               --                 --               --
    Advisor Class                                                       --               --                 --               --
    A-Class                                                             --               --                 --               --
    C-Class                                                             --               --                 --               --
    H-Class                                                             --               --                 --               --
                                                             -------------    -------------    ---------------    -------------
    Total Distributions to Shareholders                                 --               --                 --               --
                                                             =============    =============    ===============    =============

SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                      --               --                 --               --
    Advisor Class*                                                      --               --                 --               --
    A-Class**                                                       18,155               --              1,000               --
    C-Class***                                                  16,045,354        5,578,690         30,127,920        5,091,595
    H-Class***                                                 344,331,415       49,997,813        213,012,004       56,066,523
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                      --               --                 --               --
    Advisor Class*                                                      --               --                 --               --
    A-Class**                                                           --               --                 --               --
    C-Class***                                                          --               --                 --               --
    H-Class***                                                          --               --                 --               --
 COST OF SHARES REDEEMED
    Investor Class                                                      --               --                 --               --
    Advisor Class*                                                      --               --                 --               --
    A-Class**                                                           --               --                 --               --
    C-Class***                                                 (16,320,718)      (3,436,117)       (28,867,779)      (4,406,697)
    H-Class***                                                (248,405,537)     (30,256,277)      (181,903,874)     (37,871,247)
                                                             =============    =============    ===============    =============
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     95,668,669       21,884,109         32,369,271       18,880,174
                                                             -------------    -------------    ---------------    -------------
Net Increase (Decrease) in Net Assets                           96,209,543       22,106,306         32,452,992       18,773,392
NET ASSETS--BEGINNING OF PERIOD                                 22,106,306               --         18,773,392               --
                                                             -------------    -------------    ---------------    -------------
NET ASSETS--END OF PERIOD                                    $ 118,315,849    $  22,106,306    $    51,226,384    $  18,773,392
                                                             =============    =============    ===============    =============

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 81

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 LARGE-CAP                        SMALL-CAP
                                                                 VALUE FUND                      GROWTH FUND
                                                        -----------------------------    ----------------------------
                                                               PERIOD          PERIOD           PERIOD         PERIOD
                                                                ENDED           ENDED            ENDED          ENDED
                                                        SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,      MARCH 31,
                                                                2004+           2004             2004+           2004
                                                        -------------    ------------    -------------    -----------
FROM OPERATIONS
Net Investment Income (Loss)                            $      80,104    $      3,279    $    (102,390)   $    (1,601)
Net Realized Gain (Loss) on Investments                    (3,073,760)       (470,175)      (2,875,615)       (38,944)
Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                         4,193,814         109,941        2,897,628        117,752
                                                        -------------    ------------    -------------    -----------
Net Increase (Decrease) in Net Assets from Operations       1,200,158        (356,955)         (80,377)        77,207
                                                        -------------    ------------    -------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
     Investor Class                                                --              --               --             --
     Advisor Class                                                 --              --               --             --
     A-Class                                                       --              --               --             --
     C-Class                                                       --              --               --             --
     H-Class                                                       --              --               --             --
     Institutional Class                                           --              --               --             --
Realized Gain on Investment
     Investor Class                                                --              --               --             --
     Advisor Class                                                 --              --               --             --
     A-Class                                                       --              --               --             --
     C-Class                                                       --              --               --             --
     H-Class                                                       --              --               --             --
     Institutional Class                                           --              --               --             --
                                                        -------------    ------------    -------------    -----------
     Total Distributions to Shareholders                           --              --               --             --
                                                        =============    ============    =============    ===========

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
     Investor Class                                                --              --               --             --
     Advisor Class                                                 --              --               --             --
     A-Class*                                                   1,000              --            1,000             --
     C-Class**                                             24,866,434       6,863,402       23,883,524      4,370,288
     H-Class**                                            332,751,415      42,220,344      279,243,281      4,806,391
     Institutional Class                                           --              --               --             --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
     REINVESTMENT
     Investor Class                                                --              --               --             --
     Advisor Class                                                 --              --               --             --
     A-Class*                                                      --              --               --             --
     C-Class**                                                     --              --               --             --
     H-Class**                                                     --              --               --             --
     Institutional Class                                           --              --               --             --
COST OF SHARES REDEEMED
     Investor Class                                                --              --               --             --
     Advisor Class                                                 --              --               --             --
     A-Class*                                                      --              --               --             --
     C-Class**                                            (24,842,634)     (4,267,751)     (22,258,902)    (1,918,498)
     H-Class**                                           (228,560,859)    (33,752,236)    (192,371,937)    (2,285,917)
     Institutional Class                                           --              --               --             --
                                                        =============    ============    =============    ===========
NET INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS                              104,215,356      11,063,759       88,496,966      4,972,264
                                                        -------------    ------------    -------------    -----------
Net Increase (Decrease) in Net Assets                     105,415,514      10,706,804       88,416,589      5,049,471
NET ASSETS--BEGINNING OF PERIOD                            10,706,804              --        5,049,471             --
                                                        -------------    ------------    -------------    -----------
NET ASSETS--END OF PERIOD                               $ 116,122,318    $ 10,706,804    $  93,466,060    $ 5,049,471
                                                        =============    ============    =============    ===========

                                                                  MID-CAP
                                                                GROWTH FUND
                                                        -----------------------------
                                                               PERIOD          PERIOD
                                                                ENDED           ENDED
                                                        SEPTEMBER 30,       MARCH 31,
                                                                2004+           2004
                                                        -------------    ------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     (46,323)   $     (1,082)
Net Realized Gain (Loss) on Investments                    (1,643,659)        (11,115)
Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                           920,583          31,820
                                                        -------------    ------------
Net Increase (Decrease) in Net Assets from Operations        (769,399)         19,623
                                                        -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
     Investor Class                                                --              --
     Advisor Class                                                 --              --
     A-Class                                                       --              --
     C-Class                                                       --              --
     H-Class                                                       --              --
     Institutional Class                                           --              --
Realized Gain on Investment
     Investor Class                                                --              --
     Advisor Class                                                 --              --
     A-Class                                                       --              --
     C-Class                                                       --              --
     H-Class                                                       --              --
     Institutional Class                                           --              --
                                                        -------------    ------------
     Total Distributions to Shareholders                           --              --
                                                        =============    ============
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
     Investor Class                                                --              --
     Advisor Class                                                 --              --
     A-Class*                                                   1,000              --
     C-Class**                                             12,805,655       4,563,742
     H-Class**                                            121,015,126       3,435,495
     Institutional Class                                           --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
     REINVESTMENT
     Investor Class                                                --              --
     Advisor Class                                                 --              --
     A-Class*                                                      --              --
     C-Class**                                                     --              --
     H-Class**                                                     --              --
     Institutional Class                                           --              --
COST OF SHARES REDEEMED
     Investor Class                                                --              --
     Advisor Class                                                 --              --
     A-Class*                                                      --              --
     C-Class**                                            (12,404,598)     (3,397,291)
     H-Class**                                            (64,582,325)     (2,824,780)
     Institutional Class                                           --              --
                                                        =============    ============
NET INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS                               56,834,858       1,777,166
                                                        -------------    ------------
Net Increase (Decrease) in Net Assets                      56,065,459       1,796,789
NET ASSETS--BEGINNING OF PERIOD                             1,796,789              --
                                                        -------------    ------------
NET ASSETS--END OF PERIOD                                  57,862,248    $  1,796,789
                                                        =============    ============

  * SINCE THE COMMENCEMENT OF OPERATIONS MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS, SEPTEMBER 1, 2004 -- LARGE-CAP VALUE FUND A-CLASS; SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS, AND LARGE-CAP GROWTH FUND A-CLASS.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP VALUE
    FUND C-CLASS AND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS AND H-CLASS, MID-CAP GROWTH FUND C-CLASS AND H-CLASS, AND LARGE-CAP GROWTH FUND C-CLASS AND H-CLASS.

  + UNAUDITED

                                              See Notes to Financial Statements.

82 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                                  LARGE-CAP                      U.S. GOVERNMENT
                                                                 GROWTH FUND                    MONEY MARKET FUND
                                                        -----------------------------    --------------------------------
                                                               PERIOD          PERIOD            PERIOD              YEAR
                                                                ENDED           ENDED             ENDED             ENDED
                                                        SEPTEMBER 30,       MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                                2004+            2004             2004+              2004
                                                        -------------    ------------    --------------   ---------------
FROM OPERATIONS
Net Investment Income (Loss)                            $      (6,470)   $       (231)   $    1,990,158   $     2,393,710
Net Realized Gain (Loss) on Investments                      (611,760)         (4,523)               --             1,894
Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                           231,312          23,747                --                --
                                                        -------------    ------------    --------------   ---------------
Net Increase (Decrease) in Net Assets from Operations        (386,918)         18,993         1,990,158         2,395,604
                                                        -------------    ------------    --------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income

     Investor Class                                                --              --        (1,778,804)       (2,074,169)
     Advisor Class                                                 --              --           (38,828)          (13,035)
     A-Class                                                       --              --            (3,156)               --
     C-Class                                                       --              --            (4,538)           (9,592)
     H-Class                                                       --              --                --                --
     Institutional Class                                           --              --          (164,832)         (296,914)
Realized Gain on Investment
     Investor Class                                                --              --                --                --
     Advisor Class                                                 --              --                --                --
     A-Class                                                       --              --                --                --
     C-Class                                                       --              --                --                --
     H-Class                                                       --              --                --                --
     Institutional Class                                           --              --                --                --
                                                        -------------    ------------    --------------   ---------------
     Total Distributions to Shareholders                           --              --        (1,990,158)       (2,393,710)
                                                        =============    ============    ==============   ===============
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED

     Investor Class                                                --              --     9,638,090,374    20,632,372,433
     Advisor Class                                                 --              --     1,818,601,048     4,386,273,780
     A-Class*                                                   1,000              --         7,843,812             1,000
     C-Class**                                             27,986,649         907,686     1,336,870,248     3,269,540,461
     H-Class**                                            208,851,624       2,068,170                --                --
     Institutional Class                                           --              --             1,000                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
     REINVESTMENT

     Investor Class                                                --              --         1,748,873         2,043,352
     Advisor Class                                                 --              --            38,402            13,574
     A-Class*                                                      --              --             3,098                --
     C-Class**                                                     --              --             4,158             8,818
     H-Class**                                                     --              --                --                --
     Institutional Class                                           --              --                --            28,440
COST OF SHARES REDEEMED
     Investor Class                                                --              --    (9,547,221,202)  (20,796,030,723)
     Advisor Class                                                 --              --    (1,820,253,258)   (4,324,201,196)
     A-Class*                                                      --              --        (3,721,347)               --
     C-Class**                                            (27,143,512)       (916,545)   (1,299,397,941)   (3,340,221,448)
     H-Class**                                           (204,726,686)     (1,285,366)               --                --
     Institutional Class                                           --              --                --       (10,036,610)
                                                        =============    ============    ==============   ===============

NET INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS                                4,969,075         773,945       132,607,265      (180,208,119)
                                                        -------------    ------------    --------------   ---------------
Net Increase (Decrease) in Net Assets                       4,582,157         792,938       132,607,265      (180,206,225)
NET ASSETS--BEGINNING OF PERIOD                               792,938              --     1,487,735,902     1,667,942,127
                                                        -------------    ------------    --------------   ---------------
NET ASSETS--END OF PERIOD                               $   5,375,095    $    792,938    $1,620,343,167   $ 1,487,735,902
                                                        =============    ============    ==============   ===============

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                               NET REALIZED       NET INCREASE
                               NET ASSET         NET                AND             (DECREASE)        DISTRIBUTIONS
                                 VALUE,       INVESTMENT        UNREALIZED         IN NET ASSET          FROM NET
                               BEGINNING        INCOME        GAINS (LOSSES)     VALUE RESULTING        INVESTMENT
                               OF PERIOD       (LOSS)+         ON SECURITIES     FROM OPERATIONS          INCOME
                              ------------   ------------    ----------------    ----------------    ----------------
NOVA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@       $      24.12   $       (.06)   $           (.32)   $           (.38)   $             --
    March 31, 2004                   15.54            .07                8.51                8.58                  --
    March 31, 2003                   25.56            .08              (10.10)             (10.02)                 --
    March 31, 2002                   26.85            .12               (1.28)              (1.16)               (.13)
    March 31, 2001                   41.93            .33              (15.41)             (15.08)                 --
    March 31, 2000                   34.87            .47                6.60                7.07                (.01)
NOVA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@              23.42           (.11)               (.32)               (.43)                 --
    March 31, 2004                   15.17           (.05)               8.30                8.25                  --
    March 31, 2003                   25.11           (.03)              (9.91)              (9.94)                 --
    March 31, 2002                   26.52           (.01)              (1.27)              (1.28)               (.13)
    March 31, 2001                   41.63            .16              (15.27)             (15.11)                 --
    March 31, 2000                   34.78            .31                6.55                6.86                (.01)
NOVA FUND -- A-CLASS
    SEPTEMBER 30, 2004@              23.42           (.08)               (.32)               (.40)                 --
    March 31, 2004 *                 23.42             --                  --                  --                  --
NOVA FUND -- C-CLASS
    SEPTEMBER 30, 2004@              23.36           (.17)               (.32)               (.49)                 --
    March 31, 2004                   15.20           (.12)               8.28                8.16                  --
    March 31, 2003                   25.28           (.08)             (10.00)             (10.08)                 --
    March 31, 2002                   26.84           (.18)              (1.25)              (1.43)               (.13)
    March 31, 2001 *                 27.18           (.01)               (.33)               (.34)                 --
URSA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@               9.17           (.02)                .04                 .02                  --
    March 31, 2004                   13.06           (.04)              (3.45)              (3.49)                 --
    March 31, 2003                   10.45            .01                2.67                2.68                (.07)
    March 31, 2002                   10.43            .16                (.10)                .06                (.04)
    March 31, 2001                    7.68            .40                2.41                2.81                (.06)
    March 31, 2000                    8.66            .32               (1.24)               (.92)               (.06)
URSA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@               8.87           (.04)                .04                  --                  --
    March 31, 2004                   12.70           (.09)              (3.34)              (3.43)                 --
    March 31, 2003                   10.22           (.06)               2.61                2.55                (.07)
    March 31, 2002                   10.26            .09                (.09)                 --                (.04)
    March 31, 2001                    7.61            .43                2.28                2.71                (.06)
    March 31, 2000                    8.62            .30               (1.25)               (.95)               (.06)
URSA FUND -- A-CLASS
    SEPTEMBER 30, 2004@               8.87           (.03)                .03                  --                  --
    March 31, 2004 *                  8.87             --                  --                  --                  --

                             DISTRIBUTIONS                      NET INCREASE         NET ASSET
                               FROM NET                        (DECREASE) IN           VALUE,              TOTAL
                               REALIZED          TOTAL           NET ASSET             END OF            INVESTMENT
                             CAPITAL GAINS   DISTRIBUTIONS         VALUE               PERIOD              RETURN
                             -------------   -------------    ----------------    ----------------    ----------------
NOVA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@       $         --   $          --    $           (.38)   $          23.74               (1.58)%
    March 31, 2004                      --              --                8.58               24.12               55.25%
    March 31, 2003                      --              --              (10.02)              15.54              (39.20)%
    March 31, 2002                      --            (.13)              (1.29)              25.56               (4.36)%
    March 31, 2001                      --              --              (15.08)              26.85              (35.96)%
    March 31, 2000                      --            (.01)               7.06               41.93               20.29%
NOVA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@                 --              --                (.43)              22.99               (1.84)%
    March 31, 2004                      --              --                8.25               23.42               54.42%
    March 31, 2003                      --              --               (9.94)              15.17              (39.59)%
    March 31, 2002                      --            (.13)              (1.41)              25.11               (4.87)%
    March 31, 2001                      --              --              (15.11)              26.52              (36.30)%
    March 31, 2000                      --            (.01)               6.85               41.63               19.74%
NOVA FUND -- A-CLASS
    SEPTEMBER 30, 2004@                 --              --                (.40)              23.02               (1.71)%
    March 31, 2004 *                    --              --                  --               23.42                0.00%
NOVA FUND -- C-CLASS
    SEPTEMBER 30, 2004@                 --              --                (.49)              22.87               (2.10)%
    March 31, 2004                      --              --                8.16               23.36               53.72%
    March 31, 2003                      --              --              (10.08)              15.20              (39.87)%
    March 31, 2002                      --            (.13)              (1.56)              25.28               (5.37)%
    March 31, 2001 *                    --              --                (.34)              26.84               (1.25)%
URSA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@                 --              --                 .02                9.19                0.22%
    March 31, 2004                    (.40)           (.40)              (3.89)               9.17              (26.90)%
    March 31, 2003                      --            (.07)               2.61               13.06               25.65%
    March 31, 2002                      --            (.04)                .02               10.45                0.60%
    March 31, 2001                      --            (.06)               2.75               10.43               36.68%
    March 31, 2000                      --            (.06)               (.98)               7.68              (10.64)%
URSA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@                 --              --                  --                8.87                0.00%
    March 31, 2004                    (.40)           (.40)              (3.83)               8.87              (27.19)%
    March 31, 2003                      --            (.07)               2.48               12.70               24.95%
    March 31, 2002                      --            (.04)               (.04)              10.22                0.02%
    March 31, 2001                      --            (.06)               2.65               10.26               35.70%
    March 31, 2000                      --            (.06)              (1.01)               7.61              (11.03)%
URSA FUND -- A-CLASS
    SEPTEMBER 30, 2004@                 --              --                  --                8.87                0.00%
    March 31, 2004 *                    --              --                  --                8.87                0.00%


                                                    RATIOS TO
                                               AVERAGE NET ASSETS:
                               -------------------------------------------------
                                                                      NET                        NET ASSETS,
                                                                  INVESTMENT       PORTFOLIO       END OF
                                  GROSS             NET             INCOME         TURNOVER     PERIOD (000'S
                                EXPENSES         EXPENSES           (LOSS)          RATE***       OMITTED)
                               -----------       --------         -----------      ---------     ------------
NOVA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@               1.25%**++      1.25%**++          (0.48)%**        263%    $    174,048
    March 31, 2004                    1.25%++        1.25%++             0.35%           540%         187,051
    March 31, 2003                    1.27%++        1.27%++             0.44%           603%         130,951
    March 31, 2002                    1.16%++        1.16%++             0.44%           401%         222,251
    March 31, 2001                    1.34%          1.33%               0.89%           117%         251,333
    March 31, 2000                    1.18%          1.18%               1.26%           311%         748,147
NOVA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@               1.74%**++      1.74%**++          (0.97)%**        263%          55,976
    March 31, 2004                    1.74%++        1.74%++            (0.24)%          540%          46,405
    March 31, 2003                    1.77%++        1.77%++            (0.17)%          603%          27,130
    March 31, 2002                    1.55%++        1.55%++            (0.02)%          401%          59,375
    March 31, 2001                    1.87%          1.87%               0.45%           117%          38,184
    March 31, 2000                    1.71%          1.70%               0.87%           311%         113,248
NOVA FUND -- A-CLASS
    SEPTEMBER 30, 2004@               1.50%**++      1.50%**++          (0.73)%**        263%           8,378
    March 31, 2004 *                  0.00%**++#     0.00%**++#          0.00%**         540%               1
NOVA FUND -- C-CLASS
    SEPTEMBER 30, 2004@               2.24%**++      2.24%**++          (1.47)%**        263%          38,283
    March 31, 2004                    2.26%++        2.26%++            (0.56)%          540%          32,710
    March 31, 2003                    2.28%++        2.28%++            (0.46)%          603%          12,627
    March 31, 2002                    2.27%++        2.27%++            (0.72)%          401%          10,355
    March 31, 2001 *                  1.86%**        1.77%**            (0.98)%**        117%             111
URSA FUND -- INVESTOR CLASS
    SEPTEMBER 30, 2004@               1.39%**++      1.39%**++          (0.47)%**         --          467,765
    March 31, 2004                    1.38%++        1.38%++            (0.37)%           --          353,496
    March 31, 2003                    1.41%++        1.41%++             0.06%            --          471,600
    March 31, 2002                    1.31%++        1.31%++             1.56%            --          214,498
    March 31, 2001                    1.37%++        1.37%++             4.69%            --          222,939
    March 31, 2000                    1.32%          1.31%               3.81%            --          288,218
URSA FUND -- ADVISOR CLASS
    SEPTEMBER 30, 2004@               1.88%**++      1.88%**++          (0.96)%**         --           61,204
    March 31, 2004                    1.87%++        1.87%++            (0.86)%           --           45,073
    March 31, 2003                    1.89%++        1.89%++            (0.45)%           --           39,686
    March 31, 2002                    1.85%++        1.85%++             0.87%            --            7,036
    March 31, 2001                    1.86%++        1.86%++             4.92%            --            2,860
    March 31, 2000                    1.84%          1.83%               3.51%            --            4,553
URSA FUND -- A-CLASS
    SEPTEMBER 30, 2004@               1.64%**++      1.64%**++          (0.72)%**         --            6,199
    March 31, 2004 *                  0.00%**++#     0.00%**++#          0.00%**          --                1

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001 -- NOVA FUND C-CLASS; MARCH 31, 2004 -- NOVA FUND A-CLASS AND URSA FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR
    ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ UNAUDITED

                                              See Notes to Financial Statements.

84 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED       NET INCREASE
                                 NET ASSET       NET             AND             (DECREASE)        DISTRIBUTIONS
                                   VALUE,     INVESTMENT      UNREALIZED        IN NET ASSET          FROM NET
                                 BEGINNING      INCOME      GAINS (LOSSES)    VALUE RESULTING        INVESTMENT
                                 OF PERIOD     (LOSS)+      ON SECURITIES     FROM OPERATIONS          INCOME
                                -----------   ----------    --------------    ----------------     --------------
URSA FUND -- C-CLASS
      SEPTEMBER 30, 2004@       $      8.89   $     (.07)   $          .04    $           (.03)    $           --
      March 31, 2004                  12.80         (.14)            (3.37)              (3.51)                --
      March 31, 2003                  10.35         (.12)             2.64                2.52               (.07)
      March 31, 2002                  10.43         (.03)             (.01)               (.04)              (.04)
      March 31, 2001 *                10.29          .01               .13                 .14                 --
OTC FUND -- INVESTOR CLASS
      SEPTEMBER 30, 2004@              9.73         (.04)             (.20)               (.24)                --
      March 31, 2004                   7.02         (.09)             2.80                2.71                 --
      March 31, 2003                  10.16         (.08)            (3.06)              (3.14)                --
      March 31, 2002                  11.19         (.11)             (.92)              (1.03)                --
      March 31, 2001                  32.40         (.24)           (20.80)             (21.04)                --
      March 31, 2000 ++               15.90         (.22)            16.88               16.66                 --
OTC FUND -- ADVISOR CLASS
      SEPTEMBER 30, 2004@              9.46         (.07)             (.19)               (.26)                --
      March 31, 2004                   6.85         (.13)             2.74                2.61                 --
      March 31, 2003                   9.97         (.11)            (3.01)              (3.12)                --
      March 31, 2002                  11.04         (.16)             (.91)              (1.07)                --
      March 31, 2001                  32.16         (.35)           (20.60)             (20.95)                --
      March 31, 2000 ++               15.86         (.33)            16.78               16.45                 --
OTC FUND -- A-CLASS
      SEPTEMBER 30, 2004@              9.46         (.05)             (.20)               (.25)                --
      March 31, 2004 *                 9.46           --                --                  --                 --
OTC FUND -- C-CLASS
      SEPTEMBER 30, 2004@              9.41         (.09)             (.20)               (.29)                --
      March 31, 2004                   6.86         (.18)             2.73                2.55                 --
      March 31, 2003                  10.03         (.14)            (3.03)              (3.17)                --
      March 31, 2002                  11.20         (.21)             (.96)              (1.17)                --
      March 31, 2001 *                11.95           --              (.75)               (.75)                --
ARKTOS FUND -- INVESTOR CLASS
      SEPTEMBER 30, 2004@             25.69         (.06)              .14                 .08                 --
      March 31, 2004                  37.79         (.13)           (11.97)             (12.10)                --
      March 31, 2003                  32.29         7.34              (.70)               6.64              (1.14)
      March 31, 2002                  35.76         1.01             (4.19)              (3.18)              (.29)
      March 31, 2001                  17.45         1.08             17.23               18.31                 --
      March 31, 2000 ++               40.20          .75            (23.40)             (22.65)              (.10)
ARKTOS FUND -- ADVISOR CLASS
      SEPTEMBER 30, 2004@             25.60         (.12)              .13                 .01                 --
      March 31, 2004 *                29.97         (.16)            (4.21)              (4.37)                --

                               DISTRIBUTIONS                      NET INCREASE       NET ASSET
                                 FROM NET                        (DECREASE) IN        VALUE,         TOTAL
                                 REALIZED            TOTAL         NET ASSET          END OF       INVESTMENT
                               CAPITAL GAINS    DISTRIBUTIONS        VALUE            PERIOD        RETURN
                               -------------    -------------    --------------      ---------     ----------
URSA FUND -- C-CLASS
      September 30, 2004(3)    $          --    $          --    $         (.03)     $    8.86          (0.34)%
      March 31, 2004                    (.40)            (.40)            (3.91)          8.89         (27.62)%
      March 31, 2003                      --             (.07)             2.45          12.80          24.35%
      March 31, 2002                      --             (.04)             (.08)         10.35          (0.36)%
      March 31, 2001 *                    --               --               .14          10.43           1.36%
OTC FUND -- INVESTOR CLASS
      September 30, 2004@                 --               --              (.24)          9.49          (2.47)%
      March 31, 2004                      --               --              2.71           9.73          38.60%
      March 31, 2003                      --               --             (3.14)          7.02         (30.91)%
      March 31, 2002                      --               --             (1.03)         10.16          (9.20)%
      March 31, 2001                    (.17)            (.17)           (21.21)         11.19         (65.19)%
      March 31, 2000 ++                 (.16)            (.16)            16.50          32.40         105.32%
OTC FUND -- ADVISOR CLASS
      September 30, 2004@                 --               --              (.26)          9.20          (2.75)%
      March 31, 2004                      --               --              2.61           9.46          38.10%
      March 31, 2003                      --               --             (3.12)          6.85         (31.29)%
      March 31, 2002                      --               --             (1.07)          9.97          (9.69)%
      March 31, 2001                    (.17)            (.17)           (21.12)         11.04         (65.40)%
      March 31, 2000 ++                 (.15)            (.15)            16.30          32.16         104.26%
OTC FUND -- A-CLASS
      September 30, 2004@                 --               --              (.25)          9.21          (2.64)%
      March 31, 2004 *                    --               --                --           9.46           0.00%
OTC FUND -- C-CLASS
      September 30, 2004@                 --               --              (.29)          9.12          (3.08)%
      March 31, 2004                      --               --              2.55           9.41          37.17%
      March 31, 2003                      --               --             (3.17)          6.86         (31.61)%
      March 31, 2002                      --               --             (1.17)         10.03         (10.45)%
      March 31, 2001 *                    --               --              (.75)         11.20          (6.28)%
ARKTOS FUND -- INVESTOR CLASS
      September 30, 2004@                 --               --               .08          25.77           0.31%
      March 31, 2004                      --               --            (12.10)         25.69         (32.02)%
      March 31, 2003                      --            (1.14)             5.50          37.79          20.39%
      March 31, 2002                      --             (.29)            (3.47)         32.29          (8.84)%
      March 31, 2001                      --               --             18.31          35.76         104.93%
      March 31, 2000 ++                   --             (.10)           (22.75)         17.45         (56.39)%
ARKTOS FUND -- ADVISOR CLASS
      September 30, 2004@                 --               --               .01          25.61           0.04%
      March 31, 2004 *                    --               --             (4.37)         25.60         (14.58)%

                                                 RATIOS TO
                                            AVERAGE NET ASSETS
                                 -----------------------------------------
                                                                   NET                      NET ASSETS,
                                                                INVESTMENT    PORTFOLIO       END OF
                                  GROSS             NET           INCOME      TURNOVER     PERIOD (000'S
                                 EXPENSES         EXPENSES        (LOSS)       RATE***       OMITTED)
                                 --------         --------      ----------    ---------    -------------
URSA FUND -- C-CLASS
      SEPTEMBER 30, 2004@            2.38%**+++   2.38%**+++     (1.46)%**      --         $    50,932
      March 31, 2004                 2.39%+++     2.39%+++       (1.42)%        --              45,604
      March 31, 2003                 2.40%+++     2.40%+++       (0.97)%        --              17,540
      March 31, 2002                 2.47%+++     2.47%+++       (0.34)%        --               7,007
      March 31, 2001 *               2.15%**+++   2.15%**+++      3.04%**       --                  35
OTC FUND -- INVESTOR CLASS
      SEPTEMBER 30, 2004@            1.22%**      1.22%**        (0.90)%**      71%            812,540
      March 31, 2004                 1.22%        1.22%          (0.98)%       139%            858,816
      March 31, 2003                 1.27%        1.27%          (1.08)%       180%            653,999
      March 31, 2002                 1.08%        1.08%          (0.96)%       109%            783,637
      March 31, 2001                 1.16%        1.16%          (1.01)%       228%          1,043,848
      March 31, 2000 ++              1.15%        1.15%          (1.01)%       385%          3,762,540
OTC FUND -- ADVISOR CLASS
      SEPTEMBER 30, 2004@            1.71%**      1.71%**        (1.39)%**      71%             28,555
      March 31, 2004                 1.71%        1.71%          (1.47)%       139%             57,535
      March 31, 2003                 1.76%        1.76%          (1.56)%       180%             43,839
      March 31, 2002                 1.60%        1.60%          (1.47)%       109%             20,837
      March 31, 2001                 1.67%        1.66%          (1.50)%       228%             36,836
      March 31, 2000 ++              1.62%        1.61%          (1.47)%       385%            113,948
OTC FUND -- A-CLASS
      SEPTEMBER 30, 2004@            1.48%**      1.48%**        (1.03)%**      71%                875
      March 31, 2004 *               0.00%**#     0.00%**#        0.00%**      139%                  1
OTC FUND -- C-CLASS
      SEPTEMBER 30, 2004@            2.21%**      2.21%**        (1.90)%**      71%             11,899
      March 31, 2004                 2.23%        2.23%          (1.97)%       139%             13,653
      March 31, 2003                 2.26%        2.26%          (1.98)%       180%              8,331
      March 31, 2002                 2.24%        2.24%          (2.13)%       109%              3,545
      March 31, 2001 *               2.37%**      2.09%**        (2.03)%**     228%                 32
ARKTOS FUND -- INVESTOR CLASS
      SEPTEMBER 30, 2004@            1.40%**+++   1.40%**+++     (0.48)%**      --             239,332
      March 31, 2004                 1.40%+++     1.40%+++       (0.47)%        --             209,994
      March 31, 2003                 1.42%+++     1.42%+++       18.11%         --             146,416
      March 31, 2002                 1.35%+++     1.35%+++        3.16%         --             113,904
      March 31, 2001                 1.34%+++     1.33%+++        6.27%      1,788%             79,028
      March 31, 2000 ++              1.46%        1.46%           2.67%      1,157%            103,160
ARKTOS FUND -- ADVISOR CLASS
      SEPTEMBER 30, 2004@            1.90%**+++   1.90%**+++     (0.98)%*       --              26,256
      March 31, 2004 *               1.90%**+++   1.90%**+++     (0.97)%**      --              17,975

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 15, 2001 -- URSA FUND C-CLASS; MARCH 26, 2001 -- OTC FUND C-CLASS; AUGUST 1, 2003 -- ARKTOS FUND ADVISOR CLASS; MARCH 31, 2004 -- OTC FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR YEARS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR ARKTOS MASTER PORTFOLIO.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ OTC FUND -- PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN
    RESTATED TO REFLECT A 3:1 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000. ARTKOS FUND -- PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
    DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ UNAUDITED

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                              NET REALIZED         NET INCREASE
                                  NET ASSET      NET              AND               (DECREASE)       DISTRIBUTIONS
                                   VALUE,     INVESTMENT      UNREALIZED           IN NET ASSET        FROM NET
                                  BEGINNING     INCOME       GAINS (LOSSES)      VALUE RESULTING      INVESTMENT
                                  OF PERIOD    (LOSS)+       ON SECURITIES       FROM OPERATIONS        INCOME
                                  ---------   ----------     --------------      ----------------    -------------
ARKTOS FUND -- A-CLASS
    SEPTEMBER 30, 2004@           $   25.60   $     (.09)    $          .15      $            .06    $          --
    March 31, 2004 *                  25.60           --                 --                    --               --
ARKTOS FUND -- C-CLASS
    SEPTEMBER 30, 2004@               24.83         (.18)               .13                  (.05)              --
    March 31, 2004                    36.92         (.38)            (11.71)               (12.09)              --
    March 31, 2003                    31.93         3.08               3.05                  6.13            (1.14)
    March 31, 2002                    35.74          .43              (3.95)                (3.52)            (.29)
    March 31, 2001 *                  29.14           --               6.60                  6.60               --
MEDIUS FUND -- A-CLASS
    SEPTEMBER 30, 2004@               28.30         (.05)              (.99)                (1.04)              --
    March 31, 2004 *                  28.30           --                 --                    --               --
MEDIUS FUND -- C-CLASS
    SEPTEMBER 30, 2004@               27.76         (.14)              (.98)                (1.12)              --
    March 31, 2004                    15.85         (.31)             12.22                 11.91               --
    March 31, 2003                    26.00         (.17)             (9.87)               (10.04)            (.11)
    March 31, 2002 *                  24.53         (.13)              1.60                  1.47               --
MEDIUS FUND -- H-CLASS
    SEPTEMBER 30, 2004@               28.30         (.05)             (1.00)                (1.05)              --
    March 31, 2004                    16.04         (.14)             12.40                 12.26               --
    March 31, 2003                    26.08         (.07)             (9.86)                (9.93)            (.11)
    March 31, 2002 *                  25.00         (.03)              1.11                  1.08               --
INVERSE MID-CAP FUND -- A-CLASS
    SEPTEMBER 30, 2004@               49.01         (.13)               .13                    --               --
    March 31, 2004 *                  49.01           --                 --                    --               --
INVERSE MID-CAP FUND -- C-CLASS
    SEPTEMBER 30, 2004@               48.98         (.32)               .13                  (.19)              --
    March 31, 2004 *                  50.00         (.08)              (.94)                (1.02)              --
INVERSE MID-CAP FUND -- H-CLASS
    SEPTEMBER 30, 2004@               49.01         (.12)               .11                  (.01)              --
    March 31, 2004 *                  50.00         (.05)              (.94)                 (.99)              --
MEKROS FUND -- A-CLASS
    SEPTEMBER 30, 2004@               26.22         (.03)             (1.22)                (1.25)              --
    March 31, 2004 *                  26.22           --                 --                    --               --
MEKROS FUND -- C-CLASS
    SEPTEMBER 30, 2004@               25.63         (.16)             (1.16)                (1.32)              --
    March 31, 2004                    12.75         (.28)             13.16                 12.88               --
    March 31, 2003                    22.47         (.15)             (9.53)                (9.68)              --
    March 31, 2002                    19.99         (.07)              2.55                  2.48               --
    March 31, 2001 *                  24.28          .17              (4.46)                (4.29)              --

                                  DISTRIBUTIONS                     NET INCREASE    NET ASSET
                                    FROM NET                        (DECREASE) IN     VALUE,       TOTAL
                                    REALIZED           TOTAL        NET ASSET         END OF     INVESTMENT
                                  CAPITAL GAINS    DISTRIBUTIONS       VALUE          PERIOD       RETURN
                                  -------------    -------------    -------------   ----------   ----------
ARKTOS FUND -- A-CLASS
    SEPTEMBER 30, 2004@           $          --    $          --    $         .06   $    25.66         0.23%
    March 31, 2004 *                         --               --               --        25.60         0.00%
ARKTOS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                      --               --             (.05)       24.78        (0.20)%
    March 31, 2004                           --               --           (12.09)       24.83       (32.75)%
    March 31, 2003                           --            (1.14)            4.99        36.92        19.02%
    March 31, 2002                           --             (.29)           (3.81)       31.93        (9.80)%
    March 31, 2001 *                         --               --             6.60        35.74        22.65%
MEDIUS FUND -- A-CLASS
    SEPTEMBER 30, 2004@                      --               --            (1.04)       27.26        (3.67)%
    March 31, 2004 *                         --               --            --           28.30         0.00%
MEDIUS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                      --               --            (1.12)       26.64        (4.03)%
    March 31, 2004                           --               --            11.91        27.76        75.14%
    March 31, 2003                           --             (.11)          (10.15)       15.85       (38.65)%
    March 31, 2002 *                         --               --             1.47        26.00         5.99%
MEDIUS FUND -- H-CLASS
    SEPTEMBER 30, 2004@                      --               --            (1.05)       27.25        (3.71)%
    March 31, 2004                           --               --            12.26        28.30        76.43%
    March 31, 2003                           --             (.11)          (10.04)       16.04       (38.11)%
    March 31, 2002 *                         --               --             1.08        26.08         4.32%
INVERSE MID-CAP FUND -- A-CLASS
    SEPTEMBER 30, 2004@                      --               --               --        49.01         0.00%
    March 31, 2004 *                         --               --               --        49.01         0.00%
INVERSE MID-CAP FUND -- C-CLASS
    SEPTEMBER 30, 2004@                      --               --             (.19)       48.79        (0.39)%
    March 31, 2004 *                         --               --            (1.02)       48.98        (2.04)%
INVERSE MID-CAP FUND -- H-CLASS
    SEPTEMBER 30, 2004@                      --               --             (.01)       49.00        (0.02)%
    March 31, 2004 *                         --               --             (.99)       49.01        (1.98)%
MEKROS FUND -- A-CLASS
    SEPTEMBER 30, 2004@                      --               --            (1.25)       24.97        (4.77)%
    March 31, 2004 *                         --               --               --        26.22         0.00%
MEKROS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                      --               --            (1.32)       24.31        (5.15)%
    March 31, 2004                           --               --            12.88        25.63       101.02%
    March 31, 2003                         (.04)            (.04)           (9.72)       12.75       (43.12)%
    March 31, 2002                           --               --             2.48        22.47        12.41%
    March 31, 2001 *                         --               --            (4.29)       19.99       (17.67)%

                                                   RATIOS TO
                                               AVERAGE NET ASSETS:
                                   ---------------------------------------------
                                                                         NET                         NET ASSETS,
                                                                      INVESTMENT     PORTFOLIO         END OF
                                     GROSS              NET             INCOME       TURNOVER       PERIOD (000'S
                                   EXPENSES          EXPENSES           (LOSS)        RATE***         OMITTED)
                                   --------          --------         ----------     ----------     -------------
ARKTOS FUND -- A-CLASS
    SEPTEMBER 30, 2004@                1.65%**++         1.65%**++        (0.73)%**         --      $       3,704
    March 31, 2004 *                   0.00%**++#        0.00%**++#        0.00%**          --                  1
ARKTOS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                2.39%**++         2.39%**++        (1.47)%**         --             21,483
    March 31, 2004                     2.41%++           2.41%++          (1.48)%           --             34,375
    March 31, 2003                     2.41%++           2.41%++           8.23%            --              2,673
    March 31, 2002                     2.38%++           2.38%++           1.45%            --              1,996
    March 31, 2001 *                   2.28%**++         2.27%**++         0.00%**       1,788%                22
MEDIUS FUND -- A-CLASS
    SEPTEMBER 30, 2004@                1.66%**           1.66%**          (0.37)%**        424%               253
    March 31, 2004 *                   0.00%**#          0.00%**#          0.00%**       1,239%                 4
MEDIUS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                2.40%**           2.40%**          (1.05)%**        424%            11,089
    March 31, 2004                     2.41%             2.41%            (1.31)%        1,239%            14,444
    March 31, 2003                     2.43%             2.43%            (0.95)%        2,322%             5,610
    March 31, 2002 *                   2.44%**           2.44%**          (0.96)%**        893%             1,734
MEDIUS FUND -- H-CLASS
    SEPTEMBER 30, 2004@                1.65%**           1.65%**          (0.37)%**        424%            35,368
    March 31, 2004                     1.66%             1.66%            (0.56)%        1,239%            68,193
    March 31, 2003                     1.69%             1.69%            (0.32)%        2,322%            14,634
    March 31, 2002 *                   1.71%**           1.71%**          (0.19)%**        893%           116,176
INVERSE MID-CAP FUND -- A-CLASS
    SEPTEMBER 30, 2004@                1.65%**           1.65%**          (0.54)%**         --                159
    March 31, 2004 *                   0.00%**#          0.00%**#          0.00%**          --                  1
INVERSE MID-CAP FUND -- C-CLASS
    SEPTEMBER 30, 2004@                2.40%**           2.40%**          (1.25)%**         --                124
    March 31, 2004 *                   2.23%**           2.23%**          (1.45)%**         --                137
INVERSE MID-CAP FUND -- H-CLASS
    SEPTEMBER 30, 2004@                1.65%**           1.65%**          (0.49)%**         --              5,656
    March 31, 2004 *                   1.54%**           1.54%**          (0.74)%**         --              2,678
MEKROS FUND -- A-CLASS
    SEPTEMBER 30, 2004@                1.67%**           1.67%**          (0.23)%**        349%             1,012
    March 31, 2004 *                   0.00%**#          0.00%**#          0.00%**         965%                 4
MEKROS FUND -- C-CLASS
    SEPTEMBER 30, 2004@                2.40%**           2.40%**          (1.28)%**        349%            21,994
    March 31, 2004                     2.41%             2.41%            (1.34)%          965%            48,851
    March 31, 2003                     2.43%             2.43%            (0.91)%          746%            13,530
    March 31, 2002                     2.44%             2.44%            (0.33)%          714%            20,604
    March 31, 2001 *                   2.54%**           2.52%**           3.80%**          --                  2


  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 23, 2001 -- MEKROS FUND C-CLASS; MARCH 7, 2001 -- ARKTOS FUND C-CLASS; AUGUST 16, 2001 -- MEDIUS FUND H-CLASS; AUGUST 20, 2001 -- MEDIUS FUND C-CLASS; FEBRUARY 20, 2004 -- INVERSE MID-CAP FUND C-CLASS, INVERSE MID-CAP FUND H-CLASS; MARCH 31, 2004 -- MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS, MEKROS FUND A-CLASS, AND ARKTOS FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIO TO AVERAGE NET ASSETS INCLUDED EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
    DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ UNAUDITED

                                              See Notes to Financial Statements.

86 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                         NET REALIZED         NET INCREASE
                                             NET ASSET       NET              AND              (DECREASE)        DISTRIBUTIONS
                                              VALUE,      INVESTMENT     UNREALIZED           IN NET ASSET         FROM NET
                                             BEGINNING      INCOME       GAINS (LOSSES)     VALUE RESULTING       INVESTMENT
                                             OF PERIOD     (LOSS)+       ON SECURITIES      FROM OPERATIONS         INCOME
                                             ---------    ----------     --------------     ----------------     -------------
MEKROS FUND -- H-CLASS
     SEPTEMBER 30, 2004@                     $   26.22    $     (.07)    $        (1.19)    $          (1.26)    $          --
     March 31, 2004                              12.94          (.14)             13.42                13.28                --
     March 31, 2003                              22.61          (.03)             (9.60)               (9.63)               --
     March 31, 2002                              19.99           .16               2.46                 2.62                --
     March 31, 2001 *                            25.00           .42              (5.43)               (5.01)               --
INVERSE SMALL-CAP FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         48.80          (.11)              1.00                  .89                --
     March 31, 2004 *                            48.80            --                 --                   --                --
INVERSE SMALL-CAP FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         48.77          (.31)              1.01                  .70                --
     March 31, 2004 *                            50.00          (.08)             (1.15)               (1.23)               --
INVERSE SMALL-CAP FUND -- H-CLASS
     SEPTEMBER 30, 2004@                         48.80          (.12)               .99                  .87                --
     March 31, 2004 *                            50.00          (.04)             (1.16)               (1.20)               --
U.S. GOVERNMENT BOND FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@                         11.03           .21               (.17)                 .04              (.21)
     March 31, 2004                              10.95           .41                .08                  .49              (.41)
     March 31, 2003                               9.12           .41               1.83                 2.24              (.41)
     March 31, 2002                               9.82           .43               (.70)                (.27)             (.43)
     March 31, 2001                               9.34           .42                .48                  .90              (.42)
     March 31, 2000                              10.05           .46               (.71)                (.25)             (.46)
U.S. GOVERNMENT BOND FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                         11.04           .17               (.15)                 .02              (.18)
     March 31, 2004 *                            10.00           .23               1.04                 1.27              (.23)
U.S. GOVERNMENT BOND FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         11.05           .19               (.18)                 .01              (.19)
     March 31, 2004 *                            11.05            --                 --                   --                --
U.S. GOVERNMENT BOND FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         11.05           .15               (.16)                (.01)             (.15)
     March 31, 2004                              10.97           .30                .08                  .38              (.30)
     March 31, 2003                               9.12           .31               1.85                 2.16              (.31)
     March 31, 2002 *                             9.42           .32               (.32)                  --              (.30)



                                             DISTRIBUTIONS                       NET INCREASE      NET ASSET
                                                FROM NET                         (DECREASE) IN      VALUE,          TOTAL
                                                REALIZED           TOTAL           NET ASSET        END OF       INVESTMENT
                                             CAPITAL GAINS     DISTRIBUTIONS         VALUE          PERIOD         RETURN
                                             -------------     -------------     -------------     ---------     ----------
MEKROS FUND -- H-CLASS
     SEPTEMBER 30, 2004@                     $          --     $          --     $       (1.26)    $   24.96          (4.81)%
     March 31, 2004                                     --                --             13.28         26.22         102.63%
     March 31, 2003                                   (.04)             (.04)            (9.67)        12.94         (42.63)%
     March 31, 2002                                     --                --              2.62         22.61          13.11%
     March 31, 2001 *                                   --                --             (5.01)        19.99         (20.04)%
INVERSE SMALL-CAP FUND -- A-CLASS
     SEPTEMBER 30, 2004@                                --                --               .89         49.69           1.82%
     March 31, 2004 *                                   --                --                --         48.80           0.00%
INVERSE SMALL-CAP FUND -- C-CLASS
     SEPTEMBER 30, 2004@                                --                --               .70         49.47           1.44%
     March 31, 2004 *                                   --                --             (1.23)        48.77          (2.46)%
INVERSE SMALL-CAP FUND -- H-CLASS
     SEPTEMBER 30, 2004@                                --                --               .87         49.67           1.78%
     March 31, 2004 *                                   --                --             (1.20)        48.80          (2.40)%
U.S. GOVERNMENT BOND FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@                                --              (.21)             (.17)        10.86           0.45%
     March 31, 2004                                     --              (.41)              .08         11.03           4.65%
     March 31, 2003                                     --              (.41)             1.83         10.95          24.93%
     March 31, 2002                                     --              (.43)             (.70)         9.12          (2.88)%
     March 31, 2001                                     --              (.42)              .48          9.82           9.81%
     March 31, 2000                                     --              (.46)             (.71)         9.34          (2.26)%
U.S. GOVERNMENT BOND FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                                --              (.18)             (.16)        10.88           0.30%
     March 31, 2004 *                                   --              (.23)             1.04         11.04          12.84%
U.S. GOVERNMENT BOND FUND -- A-CLASS
     SEPTEMBER 30, 2004@                                --              (.19)             (.18)        10.87           0.23%
     March 31, 2004 *                                   --                --                --         11.05           0.00%
U.S. GOVERNMENT BOND FUND -- C-CLASS
     SEPTEMBER 30, 2004@                                --              (.15)             (.16)        10.89           0.03%
     March 31, 2004                                     --              (.30)              .08         11.05           3.59%
     March 31, 2003                                     --              (.31)             1.85         10.97          23.93%
     March 31, 2002 *                                   --              (.30)             (.30)         9.12          (0.14)%


                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:
                                             ---------------------------------------------
                                                                                   NET                            NET ASSETS,
                                                                                INVESTMENT         PORTFOLIO        END OF
                                               GROSS             NET              INCOME           TURNOVER      PERIOD (000'S
                                             EXPENSES          EXPENSES           (LOSS)            RATE***        OMITTED)
                                             --------          --------         ----------         ---------     -------------
MEKROS FUND -- H-CLASS
     SEPTEMBER 30, 2004@                         1.65%**           1.65%**           (0.55)%**           349%    $     122,554
     March 31, 2004                              1.66%             1.66%             (0.62)%             965%          174,320
     March 31, 2003                              1.69%             1.69%             (0.20)%             746%           32,101
     March 31, 2002                              1.61%             1.61%              0.74%              714%          120,045
     March 31, 2001 *                            1.74%**           1.73%**            4.24%**             --            36,704
INVERSE SMALL-CAP FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         1.66%**           1.66%**           (0.44)%**            --               248
     March 31, 2004 *                            0.00%**#          0.00%**#           0.00%**             --                 1
INVERSE SMALL-CAP FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         2.40%**           2.40%**           (1.21)%**            --            17,666
     March 31, 2004 *                            2.24%**           2.24%**           (1.42)%**            --               492
INVERSE SMALL-CAP FUND -- H-CLASS
     SEPTEMBER 30, 2004@                         1.65%**           1.65%**           (0.47)%**            --            17,024
     March 31, 2004 *                            1.54%**           1.54%**           (0.72)%**            --             5,054
U.S. GOVERNMENT BOND FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@                         0.95%**           0.95%**            4.04%**            283%           32,093
     March 31, 2004                              0.95%             0.95%              3.84%            1,143%           25,188
     March 31, 2003                              0.97%             0.97%              4.00%            2,404%           51,370
     March 31, 2002                              0.88%             0.88%              4.39%              860%           14,138
     March 31, 2001                              0.97%             0.96%              4.38%            1,107%           80,686
     March 31, 2000                              0.93%             0.92%              5.01%              890%           28,105
U.S. GOVERNMENT BOND FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                         1.46%**           1.46%**            3.35%**            283%          114,730
     March 31, 2004 *                            1.45%**           1.45%**            3.21%**          1,143%           46,690
U.S. GOVERNMENT BOND FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         1.21%**           1.21%**            3.75%**            283%              366
     March 31, 2004 *                            0.00%**#          0.00%**#           0.00%**          1,143%                1
U.S. GOVERNMENT BOND FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         1.95%**           1.95%**            2.91%**            283%            6,225
     March 31, 2004                              1.96%             1.96%              2.85%            1,143%            3,828
     March 31, 2003                              1.95%             1.95%              2.86%            2,404%            2,163
     March 31, 2002 *                            1.79%**           1.79%**            3.53%**            860%              209


  * SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000 -- MEKROS FUND H-CLASS; MAY 2, 2001 -- U.S. GOVERNMENT BOND FUND C-CLASS; AUGUST 1, 2003 -- U.S. GOVERNMENT BOND FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- INVERSE SMALL-CAP FUND C-CLASS AND INVERSE SMALL-CAP FUND H-CLASS; MARCH 31, 2004 -- INVERSE SMALL-CAP FUND A-CLASS AND U.S. GOVERNMENT BOND FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
    DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ UNAUDITED

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET REALIZED        NET INCREASE
                                      NET ASSET        NET              AND               (DECREASE)        DISTRIBUTIONS
                                        VALUE,     INVESTMENT        UNREALIZED          IN NET ASSET         FROM NET
                                      BEGINNING      INCOME        GAINS (LOSSES)       VALUE RESULTING      INVESTMENT
                                      OF PERIOD      (LOSS)+       ON SECURITIES       FROM OPERATIONS         INCOME
                                      ---------    ----------      --------------      ----------------     -------------
JUNO FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@              $   19.77    $     (.04)     $         (.20)     $           (.24)    $          --
     March 31, 2004                       21.23          (.09)              (1.37)                (1.46)               --
     March 31, 2003                       26.40          (.04)              (5.13)                (5.17)               --
     March 31, 2002 ++                    25.59           .27                 .54                   .81                --
     March 31, 2001 ++                    27.00          1.23               (2.64)                (1.41)               --
     March 31, 2000 ++                    26.10           .93                 .12                  1.05              (.15)
JUNO FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                  19.71          (.09)               (.21)                 (.30)               --
     March 31, 2004 *                     22.41          (.13)              (2.57)                (2.70)               --
JUNO FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  19.71          (.07)               (.20)                 (.27)               --
     March 31, 2004 *                     19.71            --                  --                     --               --
JUNO FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  19.24          (.14)               (.19)                 (.33)               --
     March 31, 2004                       20.88          (.29)              (1.35)                (1.64)               --
     March 31, 2003                       26.16          (.17)              (5.11)                (5.28)               --
     March 31, 2002 ++                    25.59           .15                 .42                   .57                --
     March 31, 2001 *++                   25.65            --                (.06)                 (.06)               --
LARGE-CAP EUROPE FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  14.98          (.03)                .43                   .40                --
     March 31, 2004 *                     14.98            --                  --                     --               --
LARGE-CAP EUROPE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  14.62          (.09)                .42                   .33                --
     March 31, 2004                        9.74         (1.18)               6.77                  5.59                --
     March 31, 2003                       15.22          (.10)              (5.38)                (5.48)               --
     March 31, 2002 *                     19.09          (.11)              (3.76)                (3.87)               --
LARGE-CAP EUROPE FUND -- H-CLASS
     SEPTEMBER 30, 2004@                  14.98          (.04)                .45                   .41                --
     March 31, 2004                        9.88         (1.65)               7.46                  5.81                --
     March 31, 2003                       15.30          (.02)              (5.40)                (5.42)               --
     March 31, 2002                       17.72           .19               (2.61)                (2.42)               --
     March 31, 2001 *                     25.00           .83               (8.11)                (7.28)               --
LARGE-CAP JAPAN FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  34.60          (.06)              (5.89)                (5.95)               --
     March 31, 2004 *                     34.60            --                  --                    --                --
LARGE-CAP JAPAN FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  34.18          (.18)              (5.80)                (5.98)               --
     March 31, 2004                       18.96          (.80)              16.26                 15.46                --
     March 31, 2003 ++                    27.24          (.18)              (8.10)                (8.28)               --
     March 31, 2002 *++                   25.65          (.03)               1.62                  1.59                --


                                      DISTRIBUTIONS                       NET INCREASE      NET ASSET
                                        FROM NET                          (DECREASE) IN      VALUE,          TOTAL
                                        REALIZED            TOTAL          NET ASSET         END OF       INVESTMENT
                                      CAPITAL GAINS     DISTRIBUTIONS         VALUE          PERIOD         RETURN
                                      -------------     -------------     -------------     ---------     ----------
JUNO FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@              $          --     $          --     $        (.24)    $   19.53          (1.21)%
     March 31, 2004                              --                --             (1.46)        19.77          (6.88)%
     March 31, 2003                              --                --             (5.17)        21.23         (19.53)%
     March 31, 2002 ++                           --                --               .81         26.40           3.17%
     March 31, 2001 ++                           --                --             (1.41)        25.59          (5.22)%
     March 31, 2000 ++                           --              (.15)              .90         27.00           3.97%
JUNO FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                         --                --              (.30)        19.41          (1.52)%
     March 31, 2004 *                            --                --             (2.70)        19.71         (12.05)%
JUNO FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         --                --              (.27)        19.44          (1.37)%
     March 31, 2004 *                            --                --             --            19.71           0.00%
JUNO FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         --                --              (.33)        18.91          (1.72)%
     March 31, 2004                              --                --             (1.64)        19.24          (7.85)%
     March 31, 2003                              --                --             (5.28)        20.88         (20.13)%
     March 31, 2002 ++                           --                --               .57         26.16           2.23%
     March 31, 2001 *++                          --                --              (.06)        25.59          (0.23)%
LARGE-CAP EUROPE FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         --                --               .40         15.38           2.67%
     March 31, 2004 *                            --                --                --         14.98           0.00%
LARGE-CAP EUROPE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         --                --               .33         14.95           2.26%
     March 31, 2004                            (.71)             (.71)             4.88         14.62          57.29%
     March 31, 2003                              --                --             (5.48)         9.74         (36.01)%
     March 31, 2002 *                            --                --             (3.87)        15.22         (20.27)%
LARGE-CAP EUROPE FUND -- H-CLASS
     SEPTEMBER 30, 2004@                         --                --               .41         15.39           2.74%
     March 31, 2004                            (.71)             (.71)             5.10         14.98          58.72%
     March 31, 2003                              --                --             (5.42)         9.88         (35.42)%
     March 31, 2002                              --                --             (2.42)        15.30         (13.66)%
     March 31, 2001 *                            --                --             (7.28)        17.72         (29.12)%
LARGE-CAP JAPAN FUND -- A-CLASS
     SEPTEMBER 30, 2004@                         --                --             (5.95)        28.65        (17.20)%
     March 31, 2004 *                            --                --                --         34.60           0.00%
LARGE-CAP JAPAN FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         --                --             (5.98)        28.20        (17.50)%
     March 31, 2004                            (.24)             (.24)            15.22         34.18          81.72%
     March 31, 2003 ++                           --                --             (8.28)        18.96         (30.40)%
     March 31, 2002 *++                          --                --              1.59         27.24           6.20%


                                                        RATIOS TO
                                                   AVERAGE NET ASSETS:
                                      ----------------------------------------------
                                                                             NET                           NET ASSETS,
                                                                          INVESTMENT        PORTFOLIO        END OF
                                        GROSS              NET              INCOME          TURNOVER      PERIOD (000'S
                                      EXPENSES          EXPENSES            (LOSS)           RATE***        OMITTED)
                                      --------          --------          ----------        ---------     -------------
JUNO FUND -- INVESTOR CLASS
     SEPTEMBER 30, 2004@                  1.34%**+++        1.34%**+++         (0.42)%**           45%    $   1,592,954
     March 31, 2004                       1.38%+++          1.38%+++           (0.45)%            187%          898,294
     March 31, 2003                       1.41%+++          1.41%+++           (0.45)%             --           128,958
     March 31, 2002 ++                    1.41%+++          1.41%+++            1.12%              --            32,293
     March 31, 2001 ++                    1.33%+++          1.33%+++            4.61%              --            10,745
     March 31, 2000 ++                    1.47%             1.47%               3.39%              --             9,941
JUNO FUND -- ADVISOR CLASS
     SEPTEMBER 30, 2004@                  1.84%**+++        1.84%**+++         (0.92)%**           45%          136,210
     March 31, 2004 *                     1.86%**+++        1.86%**+++         (0.93)%**          187%           52,298
JUNO FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  1.60%**+++        1.60%**+++         (0.68)%**           45%          119,907
     March 31, 2004 *                     0.00%**+++#       0.00%**+++#         0.00%**           187%            5,057
JUNO FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  2.34%**+++        2.34%**+++         (1.42)%**           45%          890,654
     March 31, 2004                       2.38%+++          2.38%+++           (1.45)%            187%          489,918
     March 31, 2003                       2.40%+++          2.40%+++           (1.64)%             --            60,969
     March 31, 2002 ++                    2.47%+++          2.47%+++            0.55%              --               877
     March 31, 2001 *++                   2.48%**+++        2.48%**+++          2.70**             --             1,702
LARGE-CAP EUROPE FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  1.65%**           1.65%**            (0.35)%**           --               117
     March 31, 2004 *                     0.00%**#          0.00%**#            0.00%**            --                 1
LARGE-CAP EUROPE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  2.40%**           2.40%**            (1.24)%**           --             1,888
     March 31, 2004                       2.47%             2.47%              (8.31)%             --             1,999
     March 31, 2003                       2.45%             2.45%              (0.96)%             --             1,957
     March 31, 2002 *                     2.69%**           2.69%**            (0.82)%**           --               116
LARGE-CAP EUROPE FUND -- H-CLASS
     SEPTEMBER 30, 2004@                  1.65%**           1.65%**            (0.52)%**           --            31,844
     March 31, 2004                       1.73%             1.73%             (11.25)%             --            35,914
     March 31, 2003                       1.68%             1.68%              (0.13)%             --             4,698
     March 31, 2002                       1.76%             1.76%               1.18%              --             9,697
     March 31, 2001 *                     2.06%**           2.06%**             4.03%**           350%            9,977
LARGE-CAP JAPAN FUND -- A-CLASS
     SEPTEMBER 30, 2004@                  1.65%**           1.65%**            (0.41)%**           --               193
     March 31, 2004 *                     0.00%**#          0.00%**#            0.00%**            --                55
LARGE-CAP JAPAN FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  2.40%**           2.40%**            (1.21)%**           --             6,448
     March 31, 2004                       2.42%             2.42%              (2.85)%             --             5,572
     March 31, 2003 ++                    2.36%             2.36%              (0.68)%             --                 9
     March 31, 2002 *++                   2.20%**           2.20%**            (0.72)%**           --                12


  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP EUROPE FUND H-CLASS; MARCH 28, 2001 -- JUNO FUND C-CLASS; MAY 10, 2001-- LARGE-CAP EUORPE C-CLASS; MARCH 1, 2002 -- LARGE-CAP JAPAN FUND C-CLASS; AUGUST 1,2003 -- JUNO FUND ADVISOR CLASS; MARCH 31, 2004 -- JUNO FUND A-CLASS, LARGE-CAP EUROPE FUND A-CLASS AND LARGE-CAP JAPAN FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ JUNO FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2000 THROUGH
    MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003. LARGE-CAP JAPAN FUND -- PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
    DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @ UNAUDITED

                                              See Notes to Financial Statements.

88 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                       NET REALIZED        NET INCREASE
                                      NET ASSET          NET               AND              (DECREASE)         DISTRIBUTIONS
                                        VALUE,        INVESTMENT        UNREALIZED         IN NET ASSET          FROM NET
                                      BEGINNING        INCOME         GAINS (LOSSES)      VALUE RESULTING       INVESTMENT
                                      OF PERIOD        (LOSS)+        ON SECURITIES       FROM OPERATIONS         INCOME
                                      ----------      ----------      --------------      ---------------      -------------
LARGE-CAP JAPAN FUND -- H-CLASS
     SEPTEMBER 30, 2004@              $    34.60      $     (.09)     $        (5.84)     $         (5.93)     $          --
     March 31, 2004                        19.05            (.40)              16.19                15.79                 --
     March 31, 2003 ++                     27.27            (.03)              (8.19)               (8.22)                --
     March 31, 2002 ++                     39.12             .48              (12.33)              (11.85)                --
     March 31, 2001 *++                    75.00            2.07              (37.95)              (35.88)                --
SMALL-CAP VALUE FUND -- A CLASS
     SEPTEMBER 30, 2004 * @                25.28            (.01)                .99                  .98                 --
SMALL-CAP VALUE FUND -- C CLASS
     SEPTEMBER 30, 2004 @                  25.59            (.14)                .68                  .54                 --
     March 31, 2004 *                      25.00            (.05)                .64                  .59                 --
SMALL-CAP VALUE FUND -- H CLASS
     SEPTEMBER 30, 2004 @                  25.62            (.03)                .68                  .65                 --
     March 31, 2004 *                      25.00            (.01)                .63                  .62                 --
MID-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                 24.58            (.01)                .49                  .48                 --
MID-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                  25.11            (.09)               (.04)                (.13)                --
     March 31, 2004 *                      25.00            (.02)                .13                  .11                 --
MID-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                  25.13              --                (.06)                (.06)                --
     March 31, 2004 *                      25.00             .01                 .12                  .13                 --
LARGE-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 * @                24.68            (.01)                .41                  .40                 --
LARGE-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                   24.85            (.03)                .17                  .14                 --
     March 31, 2004 *                      25.00            (.02)               (.13)                (.15)                --
LARGE-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                  24.87             .04                 .17                  .21                 --
     March 31, 2004 *                      25.00             .01                (.14)                (.13)                --
SMALL-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                 24.43            (.02)               1.05                 1.03                 --
SMALL-CAP GROWTH FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                  25.33            (.19)                .24                  .05                 --
     March 31, 2004 *                      25.00            (.04)                .37                  .33                 --
SMALL-CAP GROWTH FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                  25.34            (.09)                .21                  .12                 --
     March 31, 2004 *                      25.00            (.02)                .36                  .34                 --
MID-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                 23.91            (.02)                .42                  .40                 --


                                      DISTRIBUTIONS                       NET INCREASE       NET ASSET
                                        FROM NET                          (DECREASE) IN       VALUE,          TOTAL
                                        REALIZED            TOTAL          NET ASSET          END OF       INVESTMENT
                                      CAPITAL GAINS     DISTRIBUTIONS         VALUE           PERIOD         RETURN
                                      -------------     -------------     -------------      ---------     ----------
LARGE-CAP JAPAN FUND -- H-CLASS
     SEPTEMBER 30, 2004@              $          --     $          --     $       (5.93)     $   28.67         (17.14)%
     March 31, 2004                            (.24)             (.24)            15.55          34.60          83.07%
     March 31, 2003 ++                           --                --             (8.22)         19.05         (30.14)%
     March 31, 2002 ++                           --                --            (11.85)         27.27         (30.29)%
     March 31, 2001 *++                          --                --            (35.88)         39.12         (47.84)%
SMALL-CAP VALUE FUND -- A CLASS
     SEPTEMBER 30, 2004 * @                      --                --               .98          26.26           3.88%
SMALL-CAP VALUE FUND -- C CLASS
     SEPTEMBER 30, 2004 @                        --                --               .54          26.13           2.11%
     March 31, 2004 *                            --                --               .59          25.59           2.36%
SMALL-CAP VALUE FUND -- H CLASS
     SEPTEMBER 30, 2004 @                        --                --               .65          26.27           2.54%
     March 31, 2004 *                            --                --               .62          25.62           2.48%
MID-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                       --                --               .48          25.06           1.95%
MID-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                        --                --              (.13)         24.98          (0.52)%
     March 31, 2004 *                            --                --               .11          25.11           0.44%
MID-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                        --                 --             (.06)         25.07          (0.24)%
     March 31, 2004 *                            --                --               .13          25.13           0.52%
LARGE-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 * @                      --                --               .40          25.08           1.62%
LARGE-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                         --                --               .14          24.99           0.56%
     March 31, 2004 *                            --                --              (.15)         24.85          (0.60)%
LARGE-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                        --                --               .21          25.08           0.84%
     March 31, 2004 *                            --                --              (.13)         24.87          (0.52)%
SMALL-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                       --                --              1.03          25.46           4.22%
SMALL-CAP GROWTH FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                        --                --               .05          25.38           0.20%
     March 31, 2004 *                            --                --               .33          25.33           1.32%
SMALL-CAP GROWTH FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                        --                --               .12          25.46           0.47%
     March 31, 2004 *                            --                --               .34          25.34           1.36%
MID-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                       --                --               .40          24.31           1.67%


                                                      RATIOS TO
                                                AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                           NET ASSETS,
                                                                     INVESTMENT        PORTFOLIO        END OF
                                       GROSS            NET            INCOME          TURNOVER      PERIOD (000'S
                                      EXPENSES        EXPENSES         (LOSS)           RATE***        OMITTED)
                                      --------        --------       ----------        ---------     -------------
LARGE-CAP JAPAN FUND -- H-CLASS
     SEPTEMBER 30, 2004@                  1.64%**         1.64%**         (0.55)%**           --     $      34,326
     March 31, 2004                       1.66%           1.66%               1.46%           --           177,760
     March 31, 2003 ++                    1.69%           1.69%           (0.06)%             --             2,683
     March 31, 2002 ++                    1.84%           1.84%               1.44%           --            23,873
     March 31, 2001 *++                   1.77%**         1.77%**          4.17%**           699%           14,606
SMALL-CAP VALUE FUND -- A CLASS
     SEPTEMBER 30, 2004 * @               1.55%**         1.55%**         (0.81)%**          338%               18
SMALL-CAP VALUE FUND -- C CLASS
     SEPTEMBER 30, 2004 @                 2.25%**         2.25%**         (1.08)%**          338%            1,911
     March 31, 2004 *                     2.11%**         2.11%**         (1.68)%**          177%            2,207
SMALL-CAP VALUE FUND -- H CLASS
     SEPTEMBER 30, 2004 @                 1.51%**         1.51%**         (0.21)%**          338%          116,386
     March 31, 2004 *                     1.41%**         1.41%**         (0.21)%**          177%           19,900
MID-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                1.57%**         1.57%**         (0.54)%**          736%                1
MID-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                 2.26%**         2.26%**         (0.74)%**          736%            2,109
     March 31, 2004 *                     2.11%**         2.11%**         (0.50)%**          172%              710
MID-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                 1.52%**         1.52%**         0.02%**            736%           49,116
     March 31, 2004 *                     1.41%**         1.41%**          0.19%**           172%           18,064
LARGE-CAP VALUE FUND -- A-CLASS
     SEPTEMBER 30, 2004 * @               1.63%**         1.63%**         (0.55)%**          345%                1
LARGE-CAP VALUE FUND -- C-CLASS
     SEPTEMBER 30, 2004@                  2.25%**         2.25%**         (0.28)%**          345%            2,500
     March 31, 2004 *                     2.10%**         2.10%**         (0.53)%**          202%            2,612
LARGE-CAP VALUE FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                 1.51%**         1.51%**          0.35%**           345%          113,621
     March 31, 2004 *                     1.41%**         1.41%**          0.34%**           202%            8,094
SMALL-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                1.68%**         1.68%**         (0.82)%**          517%                1
SMALL-CAP GROWTH FUND -- C-CLASS
     SEPTEMBER 30, 2004 @                 2.25%**         2.25%**         (1.54)%**          517%            4,099
     March 31, 2004 *                     2.08%**         2.08%**         (1.31)%**          117%            2,505
SMALL-CAP GROWTH FUND -- H-CLASS
     SEPTEMBER 30, 2004 @                 1.52%**         1.52%**         (0.77)%**          517%           89,367
     March 31, 2004 *                     1.41%**         1.41%**         (0.85)%**          117%            2,544
MID-CAP GROWTH FUND -- A-CLASS
     SEPTEMBER 30, 2004 *@                1.62%**         1.62%**         (1.03)%**          563%                1


  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP JAPAN FUND H-CLASS; FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS, SMALL-CAP VALUE FUND H-CLASS, MID-CAP VALUE FUND C-CLASS, MID-CAP VALUE FUND H-CLASS, LARGE-CAP VALUE FUND C-CLASS, LARGE-CAP VALUE FUND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS, SMALL-CAP GROWTH FUND H-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS, LARGE-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS, AND MID-CAP GROWTH FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ LARGE-CAP JAPAN FUND -- PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31,
    2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  @ UNAUDITED

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                 NET REALIZED     NET INCREASE
                                                    NET ASSET       NET              AND           (DECREASE)      DISTRIBUTIONS
                                                     VALUE,      INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET
                                                    BEGINNING      INCOME       GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                                                    OF PERIOD     (LOSS)+       ON SECURITIES    FROM OPERATIONS      INCOME
                                                   -----------   ----------     --------------   ---------------   -------------
MID-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                             $     25.15   $     (.19)    $         (.73)  $          (.92)  $          --
   March 31, 2004 *                                      25.00         (.05)               .20               .15              --
MID-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 2004@                                   25.17         (.09)              (.75)             (.84)             --
   March 31, 2004 *                                      25.00         (.02)               .19               .17              --
LARGE-CAP GROWTH FUND -- A-CLASS
   SEPTEMBER 30, 2004 *@                                 23.44           --               (.13)             (.13)             --
LARGE-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                   24.18         (.03)              (.93)             (.96)             --
   March 31, 2004 *                                      25.00         (.05)              (.77)             (.82)             --
LARGE-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 2004@                                   24.18         (.01)              (.86)             (.87)             --
   March 31, 2004 *                                      25.00           --               (.82)             (.82)             --
U.S. GOVERNMENT MONEY MARKET FUND -- INVESTOR CLASS
   SEPTEMBER 30, 2004@                                    1.00           --&                --                --             (--)&
   March 31, 2004                                         1.00           --&&               --                --             (--)&&
   March 31, 2003                                         1.00          .01                 --               .01            (.01)
   March 31, 2002                                         1.00          .02                 --               .02            (.02)
   March 31, 2001                                         1.00          .05                 --               .05            (.05)
   March 31, 2000                                         1.00          .04                 --               .04            (.04)
U.S. GOVERNMENT MONEY MARKET FUND -- ADVISOR CLASS
   SEPTEMBER 30, 2004@                                    1.00           --&                --                --             (--)&
   March 31, 2004                                         1.00           --&&               --                --             (--)&&
   March 31, 2003                                         1.00           --&&&              --                --             (--)&&&
   March 31, 2002                                         1.00          .02                 --               .02            (.02)
   March 31, 2001                                         1.00          .05                 --               .05            (.05)
   March 31, 2000                                         1.00          .04                 --               .04            (.04)
U.S. GOVERNMENT MONEY MARKET FUND -- A-CLASS
   SEPTEMBER 30, 2004@                                    1.00           --&                --                --             (--)&
   March 31, 2004 *                                       1.00           --                 --                --              --
U.S. GOVERNMENT MONEY MARKET FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                    1.00           --&                --                --             (--)&
   March 31, 2004                                         1.00           --&&               --                --             (--)&&
   March 31, 2003                                         1.00           --&&&              --                --             (--)&&&
   March 31, 2002                                         1.00          .01                 --               .01            (.01)
   March 31, 2001 *                                       1.00          .02                 --               .02            (.02)
 U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL
   CLASS
   SEPTEMBER 30, 2004@                                    1.00           --&                --                --             (--)&
   March 31, 2004                                         1.00          .01                 --               .01            (.01)
   March 31, 2003 *                                       1.00          .01                 --               .01            (.01)



                                                   DISTRIBUTIONS                     NET INCREASE    NET ASSET
                                                     FROM NET                        (DECREASE) IN    VALUE,          TOTAL
                                                     REALIZED          TOTAL           NET ASSET      END OF       INVESTMENT
                                                   CAPITAL GAINS   DISTRIBUTIONS         VALUE        PERIOD         RETURN
                                                   -------------   -------------     -------------   ---------     ----------
MID-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                             $          --   $          --     $        (.92)  $   24.23          (3.66)%
   March 31, 2004 *                                           --              --               .15       25.15           0.60%
MID-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 2004@                                        --              --              (.84)      24.33          (3.34)%
   March 31, 2004 *                                           --              --               .17       25.17           0.68%
LARGE-CAP GROWTH FUND -- A-CLASS
   SEPTEMBER 30, 2004 *@                                      --              --              (.13)      23.31          (0.55)%
LARGE-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                        --              --              (.96)      23.22          (3.97)%
   March 31, 2004 *                                           --              --              (.82)      24.18          (3.28)%
LARGE-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 2004@                                        --              --              (.87)      23.31          (3.60)%
   March 31, 2004 *                                           --              --              (.82)      24.18          (3.28)%
U.S. GOVERNMENT MONEY MARKET FUND -- INVESTOR CLASS
   SEPTEMBER 30, 2004@                                        --             (--)&              --        1.00           0.15%
   March 31, 2004                                             --             (--)&&             --        1.00           0.18%
   March 31, 2003                                             --            (.01)               --        1.00           0.71%
   March 31, 2002                                             --            (.02)               --        1.00           2.35%
   March 31, 2001                                             --            (.05)               --        1.00           5.48%
   March 31, 2000                                             --            (.04)               --        1.00           4.48%
U.S. GOVERNMENT MONEY MARKET FUND -- ADVISOR CLASS
   SEPTEMBER 30, 2004@                                        --             (--)&              --        1.00           0.02%
   March 31, 2004                                             --             (--)&&             --        1.00           0.01%
   March 31, 2003                                             --             (--)&&&            --        1.00           0.27%
   March 31, 2002                                             --            (.02)               --        1.00           1.84%
   March 31, 2001                                             --            (.05)               --        1.00           4.99%
   March 31, 2000                                             --            (.04)               --        1.00           3.94%
U.S. GOVERNMENT MONEY MARKET FUND -- A-CLASS
   SEPTEMBER 30, 2004@                                        --             (--)&              --        1.00           0.06%
   March 31, 2004 *                                           --              --                --        1.00           0.00%
U.S. GOVERNMENT MONEY MARKET FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                        --             (--)&              --        1.00           0.00%
   March 31, 2004                                             --             (--)&&             --        1.00           0.01%
   March 31, 2003                                             --             (--)&&&            --        1.00           0.08%
   March 31, 2002                                             --            (.01)               --        1.00           1.35%
   March 31, 2001 *                                           --            (.02)               --        1.00           1.97%
 U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL
   CLASS
   SEPTEMBER 30, 2004@                                        --             (--)&              --        1.00           0.33%
   March 31, 2004                                             --            (.01)               --        1.00           0.54%
   March 31, 2003 *                                           --            (.01)               --        1.00           0.63%


                                                                   RATIOS TO
                                                              AVERAGE NET ASSETS:
                                                    ---------------------------------------
                                                                                    NET                         NET ASSETS,
                                                                                 INVESTMENT       PORTFOLIO       END OF
                                                     GROSS           NET          INCOME          TURNOVER     PERIOD (000'S
                                                    EXPENSES       EXPENSES       (LOSS)           RATE***       OMITTED)
                                                    --------       --------      ----------       ---------    -------------
MID-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                  2.25%**        2.25%**        (1.55)%**         563%   $       1,462
   March 31, 2004 *                                     2.10%**        2.10%**        (1.50)%**         356%           1,172
MID-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 200@                                   1.51%**        1.51%**        (0.77)%**         563%          56,400
   March 31, 2004 *                                     1.41%**        1.41%**        (0.75)%**         356%             625
LARGE-CAP GROWTH FUND -- A-CLASS
   SEPTEMBER 30, 2004 *@                                1.56%**        1.56%**          0.03%**       1,718%               1
LARGE-CAP GROWTH FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                  2.26%**        2.26%**        (0.25)%**       1,718%             683
   March 31, 2004 *                                     2.08%**        2.08%**        (1.25)%**         296%              --
LARGE-CAP GROWTH FUND -- H-CLASS
   SEPTEMBER 30, 2004@                                  1.52%**        1.52%**        (0.07)%**       1,718%           4,691
   March 31, 2004 *                                     1.41%**        1.41%**        (0.16)%**         296%             793
U.S. GOVERNMENT MONEY MARKET FUND -- INVESTOR CLASS
   SEPTEMBER 30, 2004@                                  0.90%**        0.90%**         0.31%**           --        1,149,680
   March 31, 2004                                       0.90%          0.90%           0.18%             --        1,057,062
   March 31, 2003                                       0.92%          0.92%           0.71%             --        1,218,676
   March 31, 2002                                       0.85%          0.85%           2.23%             --          979,433
   March 31, 2001                                       0.85%          0.85%           5.38%             --          948,275
   March 31, 2000                                       0.89%          0.88%           4.36%             --          686,198
U.S. GOVERNMENT MONEY MARKET FUND -- ADVISOR CLASS
   SEPTEMBER 30, 2004@                                  1.40%**        1.17%**         1.03%**           --          247,985
   March 31, 2004                                       1.38%          1.08%           0.01%             --          249,599
   March 31, 2003                                       1.41%          1.37%           0.32%             --          187,513
   March 31, 2002                                       1.32%          1.32%           1.87%             --          371,356
   March 31, 2001                                       1.34%          1.34%           4.87%             --          451,796
   March 31, 2000                                       1.41%          1.40%           3.85%             --          212,181
U.S. GOVERNMENT MONEY MARKET FUND -- A-CLASS
   SEPTEMBER 30, 2004@                                  1.14%**        1.14%**         0.25%**           --            4,127
   March 31, 2004 *                                     0.00%**        0.00%**#        0.00%**#          --                1
U.S. GOVERNMENT MONEY MARKET FUND -- C-CLASS
   SEPTEMBER 30, 2004@                                  1.90%**        1.21%**         0.01%**           --          168,550
   March 31, 2004                                       1.90%          1.08%           0.01%             --          131,704
   March 31, 2003                                       1.91%          1.50%           0.06%             --          201,745
   March 31, 2002                                       1.80%          1.80%           1.13%             --           47,920
   March 31, 2001 *                                     1.79%**        1.78%**         4.31%**           --           37,514
 U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL
   CLASS
   SEPTEMBER 30, 2004@                                  0.90%**        0.55%**         0.66%**           --           50,001
   March 31, 2004                                       0.90%          0.55%           0.54%             --           50,000
   March 31, 2003 *                                     0.90%**        0.55%**         0.80%**           --           60,008


  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000 -- U.S. GOVERNMENT MONEY MARKET FUND C-CLASS; AUGUST 1, 2002 -- U.S. GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS; FEBRUARY 20, 2004 -- MID-CAP GROWTH FUND C-CLASS, MID-CAP GROWTH FUND H-CLASS, LARGE-CAP GROWTH FUND C-CLASS, AND LARGE-CAP GROWTH FUND H-CLASS; MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP GROWTH FUND A-CLASS.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
    DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  & LESS THAN $0.1 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
    ACTUAL AMOUNT = $.0015; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.0002; U.S. GOVERNMENT MONEY MARKET FUND A-CLASS ACTUAL AMOUNT = $.0006; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00003; U.S. GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS ACTUAL AMOUNT = $.0033.

 && LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
    ACTUAL AMOUNT = $.0019; U.S. GOVERNMENT MONEY MARKET ADVISOR CLASS ACTUAL AMOUNT = $.00005; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00006.

&&& LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
    ACTUAL AMOUNT = $.003; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.0006.

  @ UNAUDITED

                                              See Notes to Financial Statements.

90 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
                                                                       MARKET
                                                                       VALUE
                                                       SHARES         (NOTE 1)
                                                       -------     -------------
COMMON STOCKS  90.0%

FINANCIALS 18.1%
   BANKS 5.2%
   Bank of America Corp.                                74,300     $   3,219,419
   Wachovia Corp.+                                      52,220         2,451,729
   SunTrust Banks, Inc.+                                26,690         1,879,243
   Wells Fargo & Co.                                    23,440         1,397,727
   PNC Financial Services Group, Inc.                   25,170         1,361,697
   KeyCorp                                              41,250         1,303,500
   Comerica, Inc.+                                      20,450         1,213,707
   U.S. Bancorp+                                        34,680         1,002,252
   National City Corp.                                  12,030           464,599
   M&T Bank Corp.                                          450            43,065
                                                                   -------------
TOTAL BANKS                                                           14,336,938
                                                                   -------------
   INSURANCE 4.5%
   American International Group, Inc.                   48,250         3,280,517
   Allstate Corp.+                                      37,780         1,813,062
   Prudential Financial, Inc.                           33,480         1,574,899
   ACE Ltd.+                                            32,170         1,288,730
   Loews Corp.                                          21,700         1,269,450
   Lincoln National Corp.                               25,620         1,204,140
   SAFECO Corp.+                                        21,750           992,888
   Torchmark Corp.                                      11,670           620,611
   Cincinnati Financial Corp.                           12,750           525,555
                                                                   -------------
TOTAL INSURANCE                                                       12,569,852
                                                                   -------------
   DIVERSIFIED FINANCIALS 2.7%
   Citigroup, Inc.                                     101,900         4,495,828
   J.P. Morgan Chase & Co.                              59,920         2,380,621
   Principal Financial Group, Inc.+                     18,510           665,805
                                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                                           7,542,254
                                                                   -------------
   CAPITAL MARKETS 2.2%
   Merrill Lynch & Co., Inc.                            41,970         2,086,748
   Bear Stearns Cos., Inc.+                             13,790         1,326,184
   State Street Corp.+                                  29,810         1,273,185
   Janus Capital Group, Inc.+                           75,450         1,026,875
   Morgan Stanley                                        6,730           331,789
   Goldman Sachs Group, Inc.                               500            46,620
                                                                   -------------
TOTAL CAPITAL MARKETS                                                  6,091,401
                                                                   -------------
   CONSUMER FINANCE 1.6%
   Capital One Financial Corp.+                         19,930         1,472,827
   MBNA Corp.                                           53,710         1,353,492
   Providian Financial Corp.*+                          74,300         1,154,622
   American Express Co.+                                10,700           550,622
                                                                   -------------
TOTAL CONSUMER FINANCE                                                 4,531,563
                                                                   -------------

   THRIFTS & MORTGAGE FINANCE 1.6%
   Fannie Mae                                           36,080         2,287,472
   MGIC Investment Corp.+                               16,680         1,110,054
   Countrywide Financial Corp.+                         21,980           865,792
   Freddie Mac                                           1,970           128,523
                                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       4,391,841
                                                                   -------------
   REAL ESTATE 0.3%
   Equity Office Properties Trust+                      27,730           755,643
                                                                   -------------
TOTAL REAL ESTATE                                                        755,643
                                                                   -------------
TOTAL FINANCIALS                                                      50,219,492
                                                                   -------------
INFORMATION TECHNOLOGY 14.7%
   SOFTWARE 3.7%
   Microsoft Corp.+                                    220,290         6,091,019
   Computer Associates
   International, Inc.+                                 55,050         1,447,815
   BMC Software, Inc.*                                  71,510         1,130,573
   Symantec Corp.*+                                     16,680           915,398
   Oracle Corp.*                                        24,850           280,308
   Veritas Software Corp.*                              14,340           255,252
   Siebel Systems, Inc.*                                 6,590            49,689
                                                                   -------------
TOTAL SOFTWARE                                                        10,170,054
                                                                   -------------
   COMPUTERS & PERIPHERALS 3.0%
   International Business
   Machines Corp.                                       48,160         4,129,238
   Hewlett-Packard Co.+                                123,490         2,315,438
   Dell, Inc.*+                                         31,930         1,136,708
   NCR Corp.*                                           14,970           742,362
                                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                                          8,323,746
                                                                   -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Intel Corp.                                         176,480         3,540,189
   Applied Materials, Inc.*                            103,200         1,701,768
   National Semiconductor Corp.*+                       83,740         1,297,132
   Texas Instruments, Inc.                              30,060           639,677
   Advanced Micro Devices, Inc.*+                       17,580           228,540
   Novellus Systems, Inc.*                               7,960           211,656
   Micron Technology, Inc.*+                            12,920           155,428
                                                                   -------------
TOTAL SEMICONDUCTOR &

SEMICONDUCTOR EQUIPMENT                                                7,774,390
                                                                   -------------
   COMMUNICATIONS EQUIPMENT 2.5%
   Cisco Systems, Inc.*+                               174,730         3,162,613
   Motorola, Inc.                                      117,140         2,113,206
   Tellabs, Inc.*+                                     116,970         1,074,954
   Qualcomm, Inc.+                                      12,820           500,493
                                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         6,851,266
                                                                   -------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
                                                                      MARKET
                                                                      VALUE
                                                       SHARES        (NOTE 1)
                                                       -------     -------------

   IT CONSULTING & SERVICES 1.3%
   Fiserv, Inc.*+                                       33,360     $   1,162,930
   Sabre Holdings Corp.+                                45,310         1,111,454
   First Data Corp.                                     20,930           910,455
   SunGard Data Systems, Inc.*                          13,150           312,575
   Affiliated Computer Services, Inc. --
   Class A*                                              1,110            61,794
                                                                   -------------
TOTAL IT CONSULTING & SERVICES                                         3,559,208
                                                                   -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
   Tektronix, Inc.+                                     40,500         1,346,625
   Molex, Inc.+                                         38,650         1,152,543
   Jabil Circuit, Inc.*+                                28,260           649,980
                                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               3,149,148
                                                                   -------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                       23,470           795,868
                                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                                       795,868
                                                                   -------------
TOTAL INFORMATION TECHNOLOGY                                          40,623,680
                                                                   -------------
HEALTH CARE 11.5%
   PHARMACEUTICALS 6.7%
   Pfizer, Inc.                                        211,980         6,486,588
   Johnson & Johnson, Inc.+                             87,750         4,942,957
   Abbott Laboratories                                  60,320         2,555,155
   Merck & Co., Inc.                                    74,650         2,463,450
   Forest Laboratories, Inc.*                           20,310           913,544
   Eli Lilly & Co.                                      11,630           698,382
   Mylan Laboratories, Inc.+                            14,840           267,120
   Wyeth                                                 5,740           214,676
   Bristol-Myers Squibb Co.+                             4,490           106,278
   Allergan, Inc.                                          150            10,883
                                                                   -------------
TOTAL PHARMACEUTICALS                                                 18,659,033
                                                                   -------------
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   HCA, Inc.                                            37,030         1,412,695
   Cardinal Health, Inc.                                31,160         1,363,873
   CIGNA Corp.                                          17,740         1,235,236
   Quest Diagnostics, Inc.+                             12,170         1,073,637
   McKesson Corp.+                                      38,460           986,499
   WellPoint Health Networks, Inc.*                      7,450           782,921
   UnitedHealth Group, Inc.                              1,810           133,469
                                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 6,988,330
                                                                   -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Becton, Dickinson & Co.                              20,640         1,067,088
   PerkinElmer, Inc.                                    59,500         1,024,590
   Bausch & Lomb, Inc.+                                 12,540           833,283
   Medtronic, Inc.                                       9,070           470,733
   Thermo Electron Corp.*                                1,910            51,608
                                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 3,447,302
                                                                   -------------
   BIOTECHNOLOGY 1.0%
   Applera Corp. - Applied
     Biosystems Group+                                  57,630         1,087,478
   Amgen, Inc.*+                                        13,610           771,415
   Genzyme Corp.*+                                      13,520           735,623
   Biogen Idec, Inc.*+                                   2,240           137,021
                                                                   -------------
TOTAL BIOTECHNOLOGY                                                    2,731,537
                                                                   -------------
TOTAL HEALTH CARE                                                     31,826,202
                                                                   -------------
INDUSTRIALS 10.4%

   INDUSTRIAL CONGLOMERATES 3.8%
   General Electric Co.+                               229,250         7,698,215
   Tyco International Ltd.+                             79,100         2,425,206
   3M Co.                                                6,810           544,596
                                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                                        10,668,017
                                                                   -------------
   MACHINERY 1.9%
   Illinois Tool Works, Inc.+                           17,630         1,642,587
   Danaher Corp.+                                       26,780         1,373,279
   Parker Hannifin Corp.                                20,570         1,210,750
   Eaton Corp.                                          15,430           978,416
                                                                   -------------
TOTAL MACHINERY                                                        5,205,032
                                                                   -------------
   AEROSPACE & DEFENSE 1.1%
   United Technologies Corp.                            18,530         1,730,331
   Northrop Grumman Corp.+                              12,300           655,959
   General Dynamics Corp.                                5,940           606,474
   Boeing Co.+                                           1,400            72,268
                                                                   -------------
TOTAL AEROSPACE & DEFENSE                                              3,065,032
                                                                   -------------
   AIR FREIGHT & COURIERS 1.0%
   United Parcel Service, Inc. -- Class B               30,580         2,321,634
   FedEx Corp.+                                          5,600           479,864
                                                                   -------------
TOTAL AIR FREIGHT & COURIERS                                           2,801,498
                                                                   -------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cendant Corp.+                                       67,660         1,461,456
   Cintas Corp.                                         26,850         1,128,774
                                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   2,590,230
                                                                   -------------
   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                 25,920         1,604,189
   Rockwell Automation, Inc.+                            5,410           209,367
                                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                             1,813,556
                                                                   -------------
   BUILDING PRODUCTS 0.5%
   Masco Corp.+                                         40,540         1,399,846
                                                                   -------------
TOTAL BUILDING PRODUCTS                                                1,399,846
                                                                   -------------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe Corp.                   36,040         1,380,692
                                                                   -------------
TOTAL ROAD & RAIL                                                      1,380,692
                                                                   -------------
TOTAL INDUSTRIALS                                                     28,923,903
                                                                   -------------

                                              See Notes to Financial Statements.

92 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
                                                                       MARKET
                                                                       VALUE
                                                       SHARES         (NOTE 1)
                                                       -------     -------------

CONSUMER DISCRETIONARY 10.1%
   MEDIA 3.1%
   Comcast Corp. -- Class A*+                           89,150  $      2,517,596
   Viacom, Inc. -- Class B                              68,300         2,292,148
   Walt Disney Co.+                                     93,110         2,099,630
   Time Warner, Inc.*+                                 103,190         1,665,487
                                                                   -------------
TOTAL MEDIA                                                            8,574,861
                                                                   -------------
   SPECIALTY RETAIL 2.6%
   The Gap, Inc.+                                       70,740         1,322,838
   Limited Brands, Inc.+                                58,850         1,311,767
   Sherwin-Williams Co.                                 28,120         1,236,155
   Circuit City Stores, Inc.                            77,340         1,186,396
   Toys `R' Us, Inc.*                                   65,010         1,153,277
   Home Depot, Inc.+                                    26,450         1,036,840
                                                                   -------------
TOTAL SPECIALTY RETAIL                                                 7,247,273
                                                                   -------------
   HOTELS RESTAURANTS & LEISURE 1.3%
   Starwood Hotels & Resorts
     Worldwide, Inc.+                                   26,890         1,248,234
   Marriott International, Inc. --
     Class A+                                           17,200           893,712
   McDonald's Corp.                                     27,420           768,583
   Darden Restaurants, Inc.                             29,920           697,734
                                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     3,608,263
                                                                   -------------
   INTERNET & CATALOG RETAIL 0.9%
   eBay, Inc.*+                                         26,720         2,456,637
                                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                                        2,456,637
                                                                   -------------
   TEXTILES & APPAREL 0.6%
   Jones Apparel Group, Inc.                            30,230         1,082,234
   Nike, Inc. -- Class B+                                8,160           643,008
                                                                   -------------
TOTAL TEXTILES & APPAREL                                               1,725,242
                                                                   -------------
   AUTO COMPONENTS 0.5%
   Dana Corp.                                           55,380           979,672
   Johnson Controls, Inc.+                               3,950           224,400
                                                                   -------------
TOTAL AUTO COMPONENTS                                                  1,204,072
                                                                   -------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                      64,370           904,398
                                                                   -------------
TOTAL AUTOMOBILES                                                        904,398
                                                                   -------------
   MULTILINE RETAIL 0.3%
   Dillard's, Inc./AR -- Class A+                       19,750           389,865
   Nordstrom, Inc.                                       8,220           314,333
   Target Corp.                                            170             7,692
                                                                   -------------
TOTAL MULTILINE RETAIL                                                   711,890
                                                                   -------------
   HOUSEHOLD DURABLES 0.3%
   Stanley Works+                                       15,700           667,721
                                                                   -------------
TOTAL HOUSEHOLD DURABLES                                                 667,721
                                                                   -------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.+                                     14,140           647,046
                                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       647,046
                                                                   -------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                     2,360            90,577
                                                                   -------------
TOTAL DISTRIBUTORS                                                        90,577
                                                                   -------------
TOTAL CONSUMER DISCRETIONARY                                          27,837,980
                                                                   -------------
CONSUMER STAPLES 9.7%
   FOOD & DRUG RETAILING 3.1%
   Wal-Mart Stores, Inc.                                83,440         4,439,008
   Costco Wholesale Corp.+                              35,320         1,467,899
   Walgreen Co.                                         31,240         1,119,329
   Supervalu, Inc.+                                     39,870         1,098,419
   CVS Corp.                                             4,760           200,539
   Albertson's, Inc.+                                    8,010           191,679
                                                                   -------------
TOTAL FOOD & DRUG RETAILING                                            8,516,873
                                                                   -------------
   BEVERAGES 2.0%
   Coca-Cola Co.                                        36,170         1,448,608
   Pepsi Bottling Group, Inc.+                          42,600         1,156,590
   Brown-Forman Corp. -- Class B                        22,830         1,045,614
   Adolph Coors Co. -- Class B                          15,230         1,034,422
   PepsiCo, Inc.                                        21,140         1,028,461
   Anheuser-Busch Cos., Inc.                               280            13,986
                                                                   -------------
TOTAL BEVERAGES                                                        5,727,681
                                                                   -------------
   HOUSEHOLD PRODUCTS 2.0%
   Procter & Gamble Co.                                 47,600         2,576,112
   Kimberly-Clark Corp.+                                26,460         1,709,051
   Clorox Co.                                           23,550         1,255,215
                                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                               5,540,378
                                                                   -------------
   TOBACCO 1.2%
   Altria Group, Inc.                                   68,920         3,241,997
                                                                   -------------
TOTAL TOBACCO                                                          3,241,997
                                                                   -------------
   FOOD PRODUCTS 1.0%
   Sara Lee Corp.+                                      62,190         1,421,664
   McCormick & Co., Inc.+                               32,330         1,110,212
   Kellogg Co.                                           8,120           346,399
                                                                   -------------
TOTAL FOOD PRODUCTS                                                    2,878,275
                                                                   -------------
   PERSONAL PRODUCTS 0.4%
   Avon Products, Inc.+                                 12,620           551,242
   Gillette Co.                                         12,660           528,428
                                                                   -------------
TOTAL PERSONAL PRODUCTS                                                1,079,670
                                                                   -------------
TOTAL CONSUMER STAPLES                                                26,984,874
                                                                   -------------

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                September 30, 2004
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
                                                                      MARKET
                                                                      VALUE
                                                       SHARES        (NOTE 1)
                                                       -------    -------------
ENERGY 6.7%
   OIL & GAS 6.7%
   Exxon Mobil Corp.                                   134,550    $   6,502,801
   ChevronTexaco Corp.                                  66,770        3,581,543
   ConocoPhillips                                       26,180        2,169,013
   Anadarko Petroleum Corp.                             22,360        1,483,810
   Burlington Resources, Inc.+                          35,960        1,467,168
   Marathon Oil Corp.                                   34,170        1,410,538
   Devon Energy Corp.                                   16,510        1,172,375
   Sunoco, Inc.+                                         5,740          424,645
   Valero Energy Corp.                                   1,670          133,951
   Amerada Hess Corp.                                    1,300          115,700
   Occidental Petroleum Corp.                              700           39,151
                                                                  -------------
TOTAL OIL & GAS                                                      18,500,695
                                                                  -------------
TOTAL ENERGY                                                         18,500,695
                                                                  -------------
TELECOMMUNICATION SERVICES 3.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
   SBC Communications, Inc.+                           116,600        3,025,770
   BellSouth Corp.+                                     63,050        1,709,916
   Verizon Communications, Inc.+                        41,190        1,622,062
   Citizens Communications Co.+                         44,570          596,793
                                                                  -------------
TOTAL DIVERSIFIED
TELECOMMUNICATION SERVICES                                            6,954,541
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Nextel Communications, Inc. --
     Class A*+                                          48,060        1,145,750
   AT&T Wireless Services, Inc.*                        71,700        1,059,726
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             2,205,476
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      9,160,017
                                                                  -------------
MATERIALS 2.9%
   METALS & MINING 1.0%
   Phelps Dodge Corp.+                                  14,300        1,316,029
   Nucor Corp.+                                         14,075        1,286,033
                                                                  -------------
TOTAL METALS & MINING                                                 2,602,062
                                                                  -------------
   CHEMICALS 0.9%
   Rohm & Haas Co.+                                     29,600        1,271,912
   Monsanto Co.                                         32,860        1,196,761
   EI Du Pont de Nemours & Co.                             580           24,824
                                                                  -------------
TOTAL CHEMICALS                                                       2,493,497
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.8%
   MeadWestvaco Corp.                                   37,540        1,197,526
   Louisiana-Pacific Corp.+                             41,460        1,075,887
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                         2,273,413
                                                                  -------------
   CONSTRUCTION MATERIALS 0.2%
   Vulcan Materials Co.+                                11,990          610,890
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                            610,890
                                                                  -------------
TOTAL MATERIALS                                                       7,979,862
                                                                  -------------
UTILITIES 2.6%
   ELECTRIC UTILITIES 2.1%
   PG&E Corp.*+                                         43,830        1,332,432
   FirstEnergy Corp.+                                   31,740        1,303,879
   Pinnacle West Capital Corp.                          25,830        1,071,945
   DTE Energy Co.+                                      24,250        1,023,108
   PPL Corp.                                            19,580          923,784
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              5,655,148
                                                                  -------------
   GAS UTILITIES 0.4%
   KeySpan Corp.+                                       29,630        1,161,496
                                                                  -------------
TOTAL GAS UTILITIES                                                   1,161,496
                                                                  -------------
   MULTI-UTILITIES 0.1%
   Sempra Energy+                                        9,650          349,234
                                                                  -------------
TOTAL MULTI-UTILITIES                                                   349,234
                                                                  -------------
TOTAL UTILITIES                                                       7,165,878
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $221,456,271)                                              249,222,583
                                                                  -------------

                                                       FACE
                                                      AMOUNT
                                                    ----------
REPURCHASE AGREEMENTS 3.5%

Repurchase Agreement (Note 6)

   1.72% due 10/01/04                               $   58,046           58,046
   1.71% due 10/01/04                                4,849,979        4,849,979
   1.70% due 10/01/04                                4,849,979        4,849,979
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,758,004)                                                  9,758,004
                                                                  -------------

SECURITIES LENDING COLLATERAL 23.7%

Investment in Securities Lending Short Term
   Investment Portfolio Held By
   U.S. Bank (Note 9)                               65,505,491       65,505,491
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $65,505,491)                                                65,505,491
                                                                  =============
TOTAL INVESTMENTS 117.2%
   (Cost $296,719,766)                                            $ 324,486,078
                                                                  -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.2)%                                         $ (47,734,739)
                                                                  =============
NET ASSETS - 100.0%                                               $ 276,751,339

See Notes to Financial Statements.

94 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                September 30, 2004
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO

                                                                    UNREALIZED
                                                                        LOSS
                                                     CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

December 2004 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $166,506,300)                               2,988     $   (382,961)
                                                                   =============

 * NON-INCOME PRODUCING SECURITIES.

 + ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE NOTE
   9.

See Notes to Financial Statements.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT  | 95

SCHEDULE OF INVESTMENTS (UNAUDITED)                          September 30, 2004
--------------------------------------------------------------------------------
   URSA MASTER PORTFOLIO
                                                                      MARKET
                                                        FACE          VALUE
                                                      AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  76.7%

Fannie Mae*
   1.52% due 10/06/04                             $ 50,000,000    $  49,989,445
   1.50% due 10/08/04                               50,000,000       49,985,417
   1.62% due 10/14/04                               50,000,000       49,970,750
   1.55% due 10/27/04                               50,000,000       49,944,028
   1.48% due 10/20/04                               25,000,000       24,980,472
Federal Home Loan Bank*
   1.70% due 10/13/04                              100,000,000       99,943,333
   1.55% due 10/29/04                               50,000,000       49,939,722
   1.52% due 10/13/04                               25,000,000       24,987,333
Freddie Mac*
   1.56% due 10/26/04                               50,000,000       49,945,833
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $449,686,333)                                              449,686,333
                                                                  -------------
REPURCHASE AGREEMENTS  20.8%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04+                              23,244,982       23,244,982
   1.71% due 10/01/04                               49,273,031       49,273,031
   1.70% due 10/01/04                               49,273,031       49,273,031
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $121,791,044)                                              121,791,044
                                                                  -------------
TOTAL INVESTMENTS 97.5%
   (Cost $571,477,377)                                             $571,477,377
                                                                  =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.5%                                              $ 14,753,466
                                                                  =============

NET ASSETS - 100.0%                                                $586,230,843

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                     CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
December 2004 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $456,387,750)                               8,190     $  2,904,088
                                                                   ------------

                                               UNITS
                                               -----

EQUITY INDEX SWAP AGREEMENT
October 2004 S&P 500 Index
   Swap, Maturing 10/28/04**
   (Notional Market Value
   $130,229,794)                                       116,842     $ (1,299,769)
                                                                   ------------

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 ** PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT SEPTEMBER 30,
    2004.

                                              See Notes to Financial Statements.

96 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   ARKTOS MASTER PORTFOLIO
                                                                      MARKET
                                                       FACE          VALUE
                                                      AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  43.0%
Federal Home Loan Bank*
   1.55% due 10/01/04                             $ 50,000,000     $ 50,000,000
   1.70% due 10/08/04                               25,000,000       24,991,736
Freddie Mac*
   1.70% due 10/12/04                               50,000,000       49,974,028
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $124,965,764)                                              124,965,764
                                                                   ------------

                                                     CONTRACTS
                                                     ---------

OPTIONS PURCHASED  0.0%
Call Options on:
   December 2004 Nasdaq 100
   Index Futures Contracts
   Expiring December 2004 with
   strike price of 2200                                    100              500
                                                                   ------------
TOTAL OPTIONS PURCHASED
   (Cost $1,400)                                                            500
                                                                   ------------

                                                      FACE
                                                     AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS  54.5%
Repurchase Agreement (Note 6)
   1.72% due 10/01/04+                            $ 15,759,718       15,759,718
   1.71% due 10/01/04                               71,437,434       71,437,434
   1.70% due 10/01/04                               71,437,434       71,437,434
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $158,634,586)                                              158,634,586
                                                                   ------------
TOTAL INVESTMENTS 97.5%
   (Cost $283,601,750)                                             $283,600,850
                                                                   ============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.5%                                           $  7,203,673
                                                                   ============
NET ASSETS - 100.0%                                                $290,804,523

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------


FUTURES CONTRACTS SOLD SHORT
December 2004 Nasdaq 100 Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $93,880,800)                                3,315     $   (689,667)
                                                                   ============

                                                       UNITS
                                                   ------------
EQUITY INDEX SWAP AGREEMENT
October 2004 Nasdaq 100 Index
   Swap, Maturing 10/12/04**
   (Notional Market Value
   $197,133,433)                                       139,540     $    206,929
                                                                   ============

  * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 ** PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT SEPTEMBER 30,
    2004.

See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (UNAUDITED)         September 30, 2004
--------------------------------------------------------------------------------
JUNO MASTER PORTFOLIO

                                                                      MARKET
                                                     FACE            VALUE
                                                     AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  89.2%
Fannie Mae*
   1.53% due 10/01/04                            $ 100,000,000    $ 100,000,000
   1.55% due 10/01/04                              100,000,000      100,000,000
   1.55% due 10/07/04                              100,000,000       99,974,167
   1.58% due 10/13/04                              100,000,000       99,947,333
   1.78% due 12/15/04                              100,000,000       99,629,167
   1.67% due 10/08/04                               50,000,000       49,983,764
   1.52% due 10/13/04                               50,000,000       49,974,667
   1.68% due 10/15/04                               50,000,000       49,967,333
Farmer Mac*
   1.45% due 10/04/04                               22,000,000       21,997,342
Federal Farm Credit Bank*
   1.65% due 10/04/04                              100,000,000       99,986,250
   1.50% due 10/01/04                               50,000,000       50,000,000
   1.59% due 10/13/04                               50,000,000       49,973,500
   1.64% due 10/20/04                               50,000,000       49,956,722
Federal Home Loan Bank*
   1.71% due 10/06/04                              100,000,000       99,976,250
   1.70% due 10/12/04                              100,000,000       99,948,056
   1.70% due 10/13/04                              100,000,000       99,943,333
   1.70% due 10/15/04                              100,000,000       99,934,084
   1.70% due 10/18/04                              100,000,000       99,919,722
   1.70% due 10/20/04                              100,000,000       99,910,278
   1.56% due 11/10/04                              100,000,000       99,826,666
   1.51% due 10/01/04                               50,000,000       50,000,000
   1.46% due 10/05/04                               50,000,000       49,991,889
   1.52% due 10/08/04                               50,000,000       49,985,222
   1.62% due 10/08/04                               50,000,000       49,984,250
   1.65% due 10/08/04                               50,000,000       49,983,958
   1.68% due 10/13/04                               50,000,000       49,972,000
   1.73% due 10/27/04                               50,000,000       49,937,528
   1.71% due 11/01/04                               50,000,000       49,926,375
   1.50% due 10/27/04                               25,000,000       24,972,917
Freddie Mac*
   1.53% due 10/06/04                              100,000,000       99,978,750
   1.54% due 10/19/04                              100,000,000       99,923,000
   1.59% due 10/05/04                               50,000,000       49,991,167
   1.50% due 10/12/04                               50,000,000       49,977,083
   1.63% due 10/12/04                               50,000,000       49,975,097
   1.59% due 11/02/04                               50,000,000       49,929,333
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,445,377,203)                                          2,445,377,203
                                                                  -------------

                                                                      MARKET
                                                                      VALUE
                                                      CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED  0.0%
Call Options on:
   December 2004 U.S. Treasury Bond
    Futures Contracts
    Expiring December 2004 with
    strike price 1280                                    7,476     $    116,812
   December 2004 U.S. Treasury
    Bond Futures Contracts
    Expiring December 2004 with
    strike price 1260                                    1,755           27,422
   December 2004 U.S. Treasury
    Bond Futures Contracts
    Expiring December 2004 with
    strike price of 1240                                   200            3,125
                                                                   ------------
TOTAL OPTIONS PURCHASED
   (Cost $192,197)                                                      147,359
                                                                   ------------

                                                       FACE
                                                      AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS  83.5%
Joint Repurchase Agreement (Note 6)
   1.72% due 10/01/04                             $  1,697,191        1,697,191
   1.71% due 10/01/04                              141,809,610      141,809,610
   1.70% due 10/01/04                              141,809,610      141,809,610
Individual Repurchase  Agreement
   Lehman Brothers, Inc. at 1.30%
   due 10/01/04
   (Secured by U.S. Treasury Bonds, at a
   rate of 5.375% and maturing 02/15/31,
   as a collateral, with a market value
   of $624,407,315)                                612,140,000      612,140,000
 Bear Stearns & Co., Inc. at 1.10%
   due 10/01/04  (Secured by U.S.
   Treasury Bonds, at a rate of 5.375%
   and maturing 02/15/31, as a
   collateral, with a market value
   of $552,712,500)                                541,875,000      541,875,000
 Citigroup, Inc. at 1.00% due 10/01/04
   (Secured by U.S. Treasury Bonds,
   at a rate of 5.375% and maturing
   02/15/31, as a collateral, with
   a market value of
   $866,029,372)                                   849,019,608      849,019,608
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,288,351,019)                                             2,288,351,019
                                                                  -------------

                                             See Notes to Financial Statements.

98 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)              September 30, 2004
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO

                                                                      MARKET
                                                                      VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 172.7%
   (Cost $4,733,920,419)                                       $ 4,733,875,581
                                                               ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (72.7)%                                      $(1,993,532,772)
                                                               ---------------
NET ASSETS - 100.0%                                            $ 2,740,342,809

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT

December 2004 U.S. Treasury
   Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $947,086,875)                               8,442  $   (16,349,898)
                                                                ===============

                                                       FACE
                                                      AMOUNT
                                                     ---------
U.S. TREASURY OBLIGATIONS SOLD SHORT
U.S. Treasury Bond
(Market Value
   $2,009,223,327)                              $1,876,135,000     $  3,610,850
                                                                   ============

  * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 99

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2004
--------------------------------------------------------------------------------

                                                                   NOVA              URSA            ARKTOS             JUNO
                                                                  MASTER            MASTER           MASTER            MASTER
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                               -------------    --------------    -------------    --------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                      $ 324,486,078    $  571,477,377    $ 283,600,850    $4,733,875,581
Segregated Cash with Broker                                        8,553,600        26,208,000        9,944,950        12,616,836
Cash in Custodian Bank                                                   329               733              391                --
Receivable for Futures Contracts Settlement (Note 1)                      --           286,650               --         3,700,732
Receivable for Shares Purchased                                    9,682,391                --               --        14,183,062
Investment Income Receivable (Note 1)                                296,458             5,777            7,520            75,760
Receivable from "Feeder" Fund                                             --                --               --                38
                                                               -------------    --------------    -------------    --------------
   TOTAL ASSETS                                                  343,018,856       597,978,537      293,553,711     4,764,452,009
                                                               =============    ==============    =============    ==============
LIABILITIES
Short Sale at Market Value                                                --                --               --     2,009,223,327
Payable for Equity Index Swap Settlement (Note 1)                         --         1,422,775          197,701                --
Payable for Futures Contracts Settlement (Note 1)                     88,421                --           33,151                --
Payable upon Return of  Securities Loaned (Note 9)                65,505,491                --               --                --
Payable for Securities Purchased (Note 1)                            501,717                --               --                --
Liability for Shares Redeemed                                             --         9,879,200        2,305,321                --
Investment Advisory Fee Payable (Note 4)                             166,558           434,142          207,482         1,952,726
Custody Fees Payable                                                   5,330            11,577            5,533            53,837
Interest Payable                                                          --                --               --        12,879,310
                                                               -------------    --------------    -------------    --------------
   TOTAL LIABILITIES                                              66,267,517        11,747,694        2,749,188     2,024,109,200
                                                               -------------    --------------    -------------    --------------
NET ASSETS                                                     $ 276,751,339     $ 586,230,843    $ 290,804,523    $2,740,342,809
                                                               =============    ==============    =============    ==============
ANALYSIS OF NET ASSETS

Paid-In Capital                                                $ 495,084,604    $1,149,124,966    $ 444,367,763    $2,913,719,218
Undistributed Net Investment Income (Loss)                         1,118,552           702,147          345,918       (35,544,358)
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                   (246,835,168)     (565,200,589)    (153,425,520)     (125,048,165)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            27,383,351         1,604,319         (483,638)      (12,783,886)
                                                               -------------    --------------    -------------    --------------
NET ASSETS                                                     $ 276,751,339    $  586,230,843    $ 290,804,523    $2,740,342,809
                                                               =============    ==============    =============    ==============
SHARES OUTSTANDING                                                 6,614,439         9,819,166        4,775,783        79,300,517

NET ASSET VALUES                                               $       41.84    $        59.70    $       60.89    $        34.56

  * THE COST OF SECURITIES AT VALUE IS $296,719,766, $571,477,377, $283,601,750,
    AND $4,733,920,419, RESPECTIVELY.

                                              See Notes to Financial Statements.

100 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                                   NOVA              URSA            ARKTOS             JUNO
                                                                  MASTER            MASTER           MASTER            MASTER
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                               -------------    --------------    -------------    --------------
INVESTMENT INCOME
Interest (Note 1)                                              $     162,247    $    3,000,506    $   1,525,544    $   25,144,346
Interest from Securities Lending, net (Note 9)                        13,913                --               --                --
Interest Related to Securities Sold Short                                 --                --               --       (48,692,549)
Dividends (Note 1)                                                 2,081,480                --               --                --
Other Income                                                              --             2,346            1,569                --
                                                               -------------    --------------    -------------    --------------
    Total Income                                                   2,257,640         3,002,852        1,527,113       (23,548,203)
                                                               -------------    --------------    -------------    --------------
EXPENSES

Advisory Fees (Note 4)                                             1,106,068         2,242,975        1,151,599        11,692,390
Custodian Fees                                                        33,872            57,730           29,596           303,765
                                                               -------------    --------------    -------------    --------------
    Total Expenses                                                 1,139,940         2,300,705        1,181,195        11,996,155
                                                               -------------    --------------    -------------    --------------
Net Investment Income (Loss)                                       1,117,700           702,147          345,918       (35,544,358)
                                                               =============    ==============    =============    ==============

REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS (NOTE 1)

Net Realized Loss on:
Investment Securities                                                (85,425)        (428,945)           (9,075)         (777,108)
Equity Index Swaps                                                        --       (4,421,446)       (9,443,782)               --
Futures Contracts                                                 (5,542,759)     (14,216,624)       (5,374,742)      (31,855,499)
Securities Sold Short                                                     --                --               --       (29,881,492)
                                                               -------------    --------------    -------------    --------------
    Total Net Realized Loss                                       (5,628,184)     (19,067,015)      (14,827,599)      (62,514,099)
                                                               -------------    --------------    -------------    --------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (7,137,126)          272,887            4,850           (18,350)
Equity Index Swaps                                                        --       (1,017,996)        4,880,790                --
Futures Contracts                                                 (1,816,987)        7,869,344        (253,936)        (8,593,924)
Securities Sold Short                                                     --                --               --        (7,045,365)
                                                               -------------    --------------    -------------    --------------
Net Change in Unrealized Appreciation (Depreciation)              (8,954,113)        7,124,235        4,631,704       (15,657,639)
                                                               -------------    --------------    -------------    --------------
Net Loss on Investments                                          (14,582,297)     (11,942,780)      (10,195,895)      (78,171,738)
                                                               -------------    --------------    -------------    --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                     $ (13,464,597)   $ (11,240,633)    $  (9,849,977)   $ (113,716,096)
                                                               =============    ==============    =============    ==============

See Notes to Financial Statements.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 101

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       NOVA MASTER                        URSA MASTER
                                                                        PORTFOLIO                          PORTFOLIO
                                                               ----------------------------    ----------------------------------
                                                                  PERIOD          YEAR             PERIOD              YEAR
                                                                  ENDED           ENDED             ENDED              ENDED
                                                               SEPTEMBER 30,    MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                                                  2004+           2004              2004+              2004
                                                               ------------   -------------    ---------------    ---------------
FROM OPERATIONS
Net Investment Income (Loss)                                   $  1,117,700   $   2,001,263    $       702,147    $       457,359
Net Realized Gain (Loss) on Investments                          (5,628,184)     68,768,506        (19,067,015)      (179,451,413)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                (8,954,113)     26,372,811          7,124,235         (1,544,687)
                                                               ------------   -------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets from Operations           (13,464,597)     97,142,580        (11,240,633)      (180,538,741)
                                                               ------------   -------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --      (2,001,263)                --           (358,769)
                                                               ============   =============    ===============    ===============
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  537,228,135     843,312,217        627,586,720      1,810,929,200
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                 --       2,000,411                 --            358,768
COST OF SHARES REDEEMED                                        (513,260,008)   (844,999,096)      (474,396,381)    (1,715,171,812)
                                                               ============   =============    ===============    ===============
NET INCREASE IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                  23,968,127         313,532        153,190,339         96,116,156
                                                               ------------   -------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets                            10,503,530      95,454,849        141,949,706        (84,781,354)
NET ASSETS--BEGINNING OF PERIOD                                 266,247,809     170,792,960        444,281,137        529,062,491
                                                               ------------   -------------    ---------------    ---------------
NET ASSETS--END OF PERIOD                                      $276,751,339   $ 266,247,809    $   586,230,843    $   444,281,137
                                                               ============   =============    ===============    ===============
TRANSACTIONS IN SHARES
   Shares Purchased                                              12,717,736      22,882,252         10,317,190         26,591,281
   Shares Purchased Through Reinvestment                                 --          46,745                 --              5,066
                                                               ------------   -------------    ---------------    ---------------
   Total Purchased                                               12,717,736      22,928,997         10,317,190         26,596,347
   Shares Redeemed                                              (12,381,122)    (22,879,528)        (7,971,890)       (25,653,073)
                                                               ------------   -------------    ---------------    ---------------
   Net Shares Purchased                                             336,614          49,469          2,345,300            943,274
                                                               ------------   -------------    ---------------    ---------------

 +  UNAUDITED


                                                                      ARKTOS MASTER                       JUNO MASTER
                                                                        PORTFOLIO                          PORTFOLIO
                                                               ----------------------------    ----------------------------------
                                                                  PERIOD          YEAR             PERIOD              YEAR
                                                                  ENDED           ENDED             ENDED              ENDED
                                                               SEPTEMBER 30,    MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                                                  2004+           2004              2004+              2004
                                                               ------------   -------------    ---------------    ---------------
FROM OPERATIONS
Net Investment Income (Loss)                                   $    345,918   $     157,526    $   (35,544,358)   $   (25,151,819)
Net Realized Gain (Loss) on Investments                         (14,827,599)    (73,450,902)       (62,514,099)       (47,089,829)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                 4,631,704         157,395        (15,657,639)         1,433,752
                                                               ------------   -------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets from Operations            (9,849,977)    (73,135,981)      (113,716,096)       (70,807,896)
                                                               ------------   -------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --              --                 --                 --
                                                               ============   =============    ===============    ===============
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  371,638,401     673,721,154      1,963,147,403      2,015,262,602
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                 --              --                 --                 --
COST OF SHARES REDEEMED                                        (333,340,060)   (487,375,862)      (554,930,444)      (688,581,094)
                                                               ============   =============    ===============    ===============
NET INCREASE IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                  38,298,341     186,345,292      1,408,216,959      1,326,681,508
                                                               ------------   -------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets                            28,448,364     113,209,311      1,294,500,863      1,255,873,612
NET ASSETS--BEGINNING OF PERIOD                                 262,356,159     149,146,848      1,445,841,946        189,968,334
                                                               ------------   -------------    ---------------    ---------------
NET ASSETS--END OF PERIOD                                      $290,804,523   $ 262,356,159    $ 2,740,342,809     $1,445,841,946
                                                               ============   =============    ===============    ===============
TRANSACTIONS IN SHARES
   Shares Purchased                                               5,973,333      10,063,195         52,797,834         54,919,947
   Shares Purchased Through Reinvestment                                 --              --                 --                 --
                                                               ------------   -------------    ---------------    ---------------
   Total Purchased                                                5,973,333      10,063,195         52,797,834         54,919,947
   Shares Redeemed                                               (5,530,756)     (7,410,835)       (14,920,062)       (18,583,233)
                                                               ------------   -------------    ---------------    ---------------
   Net Shares Purchased                                             442,577       2,652,360         37,877,772         36,336,714
                                                               ------------   -------------    ---------------    ---------------

                           THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 102 & 103

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                    NET REALIZED     NET INCREASE
                           NET ASSET      NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT    UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                           BEGINNING     INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
                           OF PERIOD    (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
                           ---------   ----------  --------------   ---------------   -------------   -------------   -------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @    $   42.41   $      .17  $         (.74)  $          (.57)  $          --   $          --   $          --
   March 31, 2004              27.42          .32           14.99             15.31            (.32)             --            (.32)
   March 31, 2003              45.36          .31          (17.94)           (17.63)           (.31)             --            (.31)
   March 31, 2002 *            50.00          .34           (4.62)            (4.28)           (.36)             --            (.36)
URSA MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @        59.44          .07             .19               .26              --              --              --
   March 31, 2004              81.01          .06          (21.59)           (21.53)           (.04)             --            (.04)
   March 31, 2003              64.57          .46           16.44             16.90            (.46)             --            (.46)
   March 31, 2002              65.19         1.22            (.35)              .87           (1.49)             --           (1.49)
   March 31, 2001 *            49.71         2.80           15.50             18.30           (2.82)             --           (2.82)
ARKTOS MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @        60.55          .07             .27               .34              --              --              --
   March 31, 2004              88.73        (1.93)         (26.25)           (28.18)             --              --              --
   March 31, 2003              85.18         6.71           16.02             22.73          (19.18)             --          (19.18)
   March 31, 2002              96.47         1.37           (8.93)            (7.56)          (3.73)             --           (3.73)
   March 31, 2001 *            53.67         3.70           42.92             46.62           (3.82)             --           (3.82)
JUNO MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @        34.90         (.45)            .11              (.34)             --              --              --
   March 31, 2004              37.35         (.61)          (1.84)            (2.45)             --              --              --
   March 31, 2003              46.25         (.41)          (8.49)            (8.90)             --              --              --
   March 31, 2002              45.39          .69            1.14              1.83            (.97)             --            (.97)
   March 31, 2001 *            49.91         2.72           (4.45)            (1.73)          (2.79)             --           (2.79)




                                                                              RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                 ------------------------------------
                           NET INCREASE  NET ASSET                                            NET                      NET ASSETS,
                          (DECREASE) IN   VALUE,       TOTAL                               INVESTMENT     PORTFOLIO      END OF
                             NET ASSET    END OF    INVESTMENT    GROSS         NET          INCOME       TURNOVER    PERIOD (000'S
                               VALUE      PERIOD      RETURN     EXPENSES     EXPENSES       (LOSS)        RATE***      OMITTED)
                          -------------  ---------  ----------   --------     --------     ----------     ---------   -------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @   $       (.57)  $   41.84       (1.34)%     0.77%**      0.77%**        0.76%**        263%  $     276,751
   March 31, 2004                14.99       42.41       55.84%      0.78%        0.78%          0.81%          540%        266,248
   March 31, 2003               (17.94)      27.42      (38.94)%     0.79%        0.79%          0.91%          603%        170,793
   March 31, 2002 *              (4.64)      45.36       (8.54)%     0.86%**      0.86%**        0.69%**        401%        291,992
URSA MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @            .26       59.70        0.44%      0.92%**      0.92%**         0.28%**        --         586,231
   March 31, 2004               (21.57)      59.44      (26.58)%     0.93%        0.93%           0.09%          --         444,281
   March 31, 2003                16.44       81.01       26.21%      0.94%        0.94%           0.52%          --         529,062
   March 31, 2002                 (.62)      64.57        1.37%      0.94%        0.94%           1.90%          --         228,485
   March 31, 2001 *              15.48       65.19       38.06%      0.95%**      0.95%**         5.11%**        --         225,040
ARKTOS MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @            .34       60.89        0.56%      0.92%**      0.92%**         0.27%**        --         290,805
   March 31, 2004               (28.18)      60.55      (31.76)%     0.93%        0.93%           0.10%          --         262,356
   March 31, 2003                 3.55       88.73       20.95%      0.94%        0.94%           0.51%          --         149,147
   March 31, 2002               (11.29)      85.18       (8.03)%     0.94%        0.94%           1.63%          --         115,929
   March 31, 2001 *              42.80       96.47       91.61%      0.96%**      0.95%**         6.58%**     1,788%         78,919
JUNO MASTER PORTFOLIO
   SEPTEMBER 30, 2004 @           (.34)      34.56      (0.97)%      0.92%**      0.92%**       (2.73)%**        45%      2,740,343
   March 31, 2004                (2.45)      34.90       (6.56)%     0.93%        0.93%         (3.39)%         187%      1,445,842
   March 31, 2003                (8.90)      37.35      (19.24)%     0.94%        0.94%         (2.72)%          --         189,968
   March 31, 2002                  .86       46.25        4.12%      0.93%        0.93%          1.61%           --          33,105
   March 31, 2001 *              (4.52)      45.39       (3.67)%     0.94%**      0.94%**        5.04%**         --          12,417

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000 --URSA MASTER PORTFOLIO, ARKTOS MASTER PORTFOLIO, AND JUNO MASTER PORTFOLIO; AUGUST 1, 2001-- NOVA MASTER PORTFOLIO.

 ** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @ UNAUDITED

                                              See Notes to Financial Statements.

104 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                           SALES CHARGE      SALES CHARGE
                                             AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                      OFFERING PRICE    AMOUNT INVESTED
--------------------                      --------------    ---------------
Less than $100,000                            4.75%              4.99%
$100,000 but less than $250,000               3.75%              3.90%
$250,000 but less than $500,000               2.75%              2.83%
$500,000 but less than $1,000,000             1.60%              1.63%
Greater than $1,000,000                       0.00%              0.00%

At September 30, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds and two Strategic Funds. This report covers the twenty-two Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds and the Strategic Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the "NYSE", usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the average price at which orders are being filled (the "average fill price") at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 105

--------------------------------------------------------------------------------

the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

J. Segregated Cash with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

106 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, the Ursa Fund, the Arktos Fund, and the Juno Fund, respectively, at September 30, 2004, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Inverse Small-Cap Fund, the Inverse Mid-Cap Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the period ending September 30, 2004, the Advisor voluntarily reimbursed $25,896 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently reimbursed and are not subject to recapture by the Advisor. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 107

--------------------------------------------------------------------------------

Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund. For the period ended September 30, 2004, the Sevicer voluntarily waived transfer agent service fees in the amount of $50,000 in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Servicer.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. For the period ended September 30, 2004, the Servicer voluntarily waived accounting fees in the amount of $12,702 in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Servicer . Certain officers and trustees of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. For the period ended September 30, 2004, the Distributor voluntarily waived $283,204 of 12b-1 expenses in the Advisor Class and $23 of 12b-1 expenses in the A-Class of the U.S. Government Money Market Fund. These fees are permanently waived and are not subject to recapture by the Distributor.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. For the period ended September 30, 2004, the Distributor waived $569,947 of C-Class Plan expenses in the C-Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Distributor. Certain officers and trustees of the Trust are also officers of Rydex Distributors, Inc.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

108 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At September 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                     TAX             TAX              NET
                                      TAX         UNREALIZED      UNREALIZED      UNREALIZED
FUND                                  COST           GAIN            LOSS         GAIN/(LOSS)
----                             --------------  ------------   -------------   -------------
Nova Fund.....................   $  211,933,119  $ 64,818,220   $          --   $  64,818,220
Ursa Fund.....................      744,809,241            --    (158,578,398)   (158,578,398)
OTC Fund......................      785,042,171   394,513,226      (4,820,672)    389,692,554
Arktos Fund...................      379,095,937            --     (88,291,414)    (88,291,414)
Medius Fund...................       36,949,578     4,068,690        (180,644)      3,888,046
Inverse Mid-Cap Fund..........        4,251,654            --         (41,990)        (41,990)
Mekros Fund...................      129,075,090     7,876,550      (3,119,798)      4,756,752
Inverse Small-Cap Fund........       32,948,517            --        (537,727)       (537,727)
U.S. Government Bond Fund.....      145,959,675     8,035,714              --       8,035,714
Juno Fund.....................    2,943,621,092            --    (203,278,283)   (203,278,283)
Large-Cap Europe Fund.........       30,666,029       635,606              --         635,606
Large-Cap Japan Fund..........       48,267,459            --      (1,488,854)     (1,488,854)
Small-Cap Value Fund..........      126,463,007       872,562      (1,234,041)       (361,479)
Mid-Cap Value Fund............       56,369,139            --        (856,504)       (856,504)
Large-Cap Value Fund..........      131,092,472       868,865      (1,138,465)       (269,600)
Small-Cap Growth Fund.........       99,470,960         1,121      (1,311,818)     (1,310,697)
Mid-Cap Growth Fund...........       64,918,346       852,007        (749,870)        102,137
Large-Cap Growth Fund.........        7,121,110            --      (1,465,086)     (1,465,086)
U.S.Government Money Market
   Fund.......................    1,636,234,448            --              --              --
Nova Master Portfolio.........      296,996,613    30,158,137      (3,051,633)     27,106,504
Ursa Master Portfolio.........      571,477,377     1,604,319              --       1,604,319
Arktos Master Portfolio.......      283,601,750            --        (483,638)       (483,638)
Juno Master Portfolio.........    4,792,953,037            --     (71,816,504)    (71,816,504)

6. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with the uninvested cash balance of the Core Equity Fund (included in the Trust, but contained in a separate report). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2004 are as follows:

COUNTERPARTY                 TERMS OF AGREEMENT       FACE VALUE        MARKET VALUE       MATURITY VALUE
------------                 ------------------      ------------       ------------       --------------
Morgan Stanley, Inc.         1.71% due 10/01/04      $345,000,000       $345,000,000       $  345,016,388
Smith Barney                 1.70% due 10/01/04       345,000,000        345,000,000          345,016,292
Lehman Brothers, Inc.        1.72% due 10/01/04         4,128,991          4,128,991            4,129,189
                             ==================      ============       ============       ==============
                                                                        $694,128,991         $694,161,869
                                                                        ============       ==============

As of September 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                 RANGE OF RATES          PAR VALUE         MARKET VALUE
-------------                ----------------        ------------       ------------
U. S. Treasury Bonds               5.375%            $325,215,000       $352,056,771
U. S. Treasury Notes          1.500% - 2.000%         350,350,369        357,494,373
                             ================        ============       ============
                                                                        $709,551,144
                                                                        ============

                                  THE RYDEX SERIES FUNDS SEMIANNUAL REPORT | 109

--------------------------------------------------------------------------------

The Funds transfer uninvested cash balances into a single joint account. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2004 are as follows:

COUNTERPARTY                 TERMS OF AGREEMENT       FACE VALUE        MARKET VALUE       MATURITY VALUE
------------                 ------------------      ------------       ------------       --------------
Lehman Brothers, Inc.        1.72% due 10/01/04       $45,448,421        $45,448,421          $45,450,593
                             ==================      ============       ============       ==============
                                                                         $45,448,421          $45,450,593
                                                                        ============       ==============

As of September 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                 RANGE OF RATES          PAR VALUE         MARKET VALUE
-------------                ----------------        ------------       ------------
U. S. Treasury Bonds          6.125% - 6.375%        $ 37,140,000       $ 44,199,065
U. S. Treasury Notes               3.00%                1,845,000          2,160,443
                             ================        ============       ============
                                                                        $ 46,359,508
                                                                        ============

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the period ended September 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                              INVERSE                    INVERSE         U.S.       LARGE-CAP    LARGE-CAP
                   OTC          MEDIUS        MID-CAP       MEKROS      SMALL-CAP     GOVERNMENT      EUROPE       JAPAN
                   FUND          FUND          FUND          FUND          FUND       BOND FUND        FUND        FUND
               ------------  ------------  ------------  ------------  ------------  ------------  ------------  ---------
Purchases      $629,810,704  $215,661,834   $        --  $395,295,903      $     --  $328,057,612    $       --    $    --
Sales          $677,133,146  $241,308,893   $        --  $428,391,542      $     --  $259,666,965    $       --    $    --

                                                                                                       U.S.
                SMALL-CAP      MID-CAP      LARGE-CAP     SMALL-CAP      MID-CAP      LARGE-CAP     GOVERNMENT
                  VALUE         VALUE         VALUE         GROWTH        GROWTH        GROWTH        MONEY
                   FUND          FUND          FUND          FUND          FUND          FUND      MARKET FUND
               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Purchases      $265,092,038  $199,934,213  $287,680,253  $244,571,101  $119,640,742  $206,845,837      $     --
Sales          $171,208,928  $168,220,055  $185,589,946  $157,985,170  $ 64,321,045  $201,884,311      $     --

                   NOVA          URSA         ARKTOS          JUNO
                  MASTER        MASTER        MASTER         MASTER
                PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
               ------------  ------------  ------------  --------------
Purchases      $701,603,670  $         --  $         --  $1,767,600,013
Sales          $696,349,597  $         --  $         --  $  828,096,470

110 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8.   SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares.

                                SHARES PURCHASED               PURCHASED THROUGH DIVIDEND REINVESTMENT
                          ------------------------------       ---------------------------------------
                          Period Ended     Period Ended        Period Ended               Period Ended
                          September 30,      March 31,         September 30,                March 31,
                              2004             2004                2004                       2004
                          -------------    -------------       -------------              ------------
NOVA FUND
     Investor Class          31,161,616       67,357,207                  --                     1,744
     Advisor Class            7,923,414       15,207,769                  --                       481
     A-Class                    462,562               43***               --                        --
     C-Class                  3,711,359        9,610,613                  --                       300

URSA FUND
     Investor Class         105,875,902      231,991,260                  --                 1,231,642
     Advisor Class           16,434,243       25,481,658                  --                   148,589
     A-Class                    956,982              113***               --                        --
     C-Class                 12,431,176       28,760,680                  --                   117,706

OTC FUND
     Investor Class          74,741,273      187,487,977                  --                        --
     Advisor Class           12,144,297       16,736,615                  --                        --
     A-Class                    187,214              106***               --                        --
     C-Class                  6,989,854       18,113,943                  --                        --

ARKTOS FUND
     Investor Class          21,810,616       43,953,006                  --                        --
     Advisor Class            2,886,459        1,082,356*                 --                        --
     A-Class                    226,389               39***               --                        --
     C-Class                  4,160,524        5,688,199                  --                        --

MEDIUS FUND
     A-Class                     14,750              136***               --                        --
     C-Class                  2,548,001        5,910,213                  --                        --
     H-Class                 17,484,572       37,923,012                  --                        --

INVERSE MID-CAP FUND
     A-Class                      8,117               20***               --                        --
     C-Class                    239,805           10,119**                --                        --
     H-Class                  1,593,612          477,713**                --                        --

MEKROS FUND
     A-Class                    105,876              147***               --                        --
     C-Class                  5,232,868       19,364,591                  --                        --
     H-Class                 62,513,517      121,252,681                  --                        --

                                 SHARES REDEEMED                   NET SHARES PURCHASED (REDEEMED)
                          ------------------------------       ---------------------------------------
                          Period Ended     Period Ended        Period Ended               Period Ended
                          September 30,      March 31,         September 30,                March 31,
                              2004             2004                2004                       2004
                          -------------    -------------       -------------              ------------
NOVA FUND
     Investor Class         (31,585,005)     (68,032,795)           (423,389)                 (673,844)
     Advisor Class           (7,469,749)     (15,015,450)            453,665                   192,800
     A-Class                    (98,693)              --             363,869                        43***
     C-Class                 (3,437,792)      (9,041,407)            273,567                   569,506
URSA FUND
     Investor Class         (93,527,666)    (230,807,881)         12,348,236                 2,415,021
     Advisor Class          (14,613,131)     (23,673,595)          1,821,112                 1,956,652
     A-Class                   (257,987)              --             698,995                       113***
     C-Class                (11,813,366)     (25,119,522)            617,810                 3,758,864
OTC Fund
     Investor Class         (77,402,013)    (192,409,806)         (2,660,740)               (4,921,829)
     Advisor Class          (15,123,220)     (17,050,053)         (2,978,923)                 (313,438)
     A-Class                    (92,375)              --              94,839                       106***
     C-Class                 (7,136,406)     (17,876,604)           (146,552)                  237,339
ARKTOS FUND
     Investor Class         (20,698,407)     (39,652,718)          1,112,209                 4,300,288
     Advisor Class           (2,563,592)        (380,192)*           322,867                   702,164*
     A-Class                    (82,076)              --             144,313                        39***
     C-Class                 (4,677,952)      (4,376,063)           (517,428)                1,312,136
MEDIUS FUND
     A-Class                     (5,586)              --               9,164                       136***
     C-Class                 (2,652,073)      (5,743,848)           (104,072)                  166,365
     H-Class                (18,596,265)     (36,425,611)         (1,111,693)                1,497,401
INVERSE MID-CAP FUND
     A-Class                     (4,894)              --               3,223                        20***
     C-Class                   (240,077)          (7,314)**             (272)                    2,805**
     H-Class                 (1,532,827)        (423,065)**           60,785                    54,648**
MEKROS FUND
     A-Class                    (65,495)              --              40,381                       147***
     C-Class                 (6,233,853)     (18,520,133)         (1,000,985)                  844,458
     H-Class                (64,252,715)    (117,084,903)         (1,739,198)                4,167,778

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

*** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 111

--------------------------------------------------------------------------------

                                 SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
                           ----------------------------      ---------------------------------------
                           PERIOD ENDED    PERIOD ENDED      PERIOD ENDED               PERIOD ENDED
                           SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,                MARCH 31,
                               2004            2004              2004                       2004
                           -------------   ------------      -------------              ------------
INVERSE SMALL-CAP FUND
     A-Class                      41,487             20***              --                        --
     C-Class                   1,536,940        351,994**               --                        --
     H-Class                   8,803,830      1,004,310**               --                        --
U.S. GOVERNMENT BOND FUND
     Investor Class           34,539,202     87,071,724             82,196                   151,723
     Advisor Class            17,537,475     15,427,166*            65,657                    25,684*
     A-Class                      99,362             90***             364                        --
     C-Class                   5,858,713      6,731,059             11,155                    10,600
JUNO FUND
     Investor Class          104,872,571    131,573,796                 --                        --
     Advisor Class            10,259,440      5,230,222*                --                        --
     A-Class                   6,854,432        256,554***              --                        --
     C-Class                  32,311,213     30,540,629                 --                        --
LARGE-CAP EUROPE FUND
     A-Class                       8,824             67***              --                        --
     C-Class                   2,188,669      2,958,449                 --                     7,972
     H-Class                   8,631,667     27,246,596                 --                   213,700
LARGE-CAP JAPAN FUND
     A-Class                       6,913          1,579***              --                        --
     C-Class                     489,260        605,176                 --                       638
     H-Class                  11,163,446     23,930,244                 --                     9,823
SMALL-CAP VALUE FUND
     A-Class+                        694             --                 --                        --
     C-Class                     631,378        219,914**               --                        --
     H-Class                  13,531,256      1,980,061**               --                        --
MID-CAP VALUE FUND
     A-Class+                         41             --                 --                        --
     C-Class                   1,237,203        201,326**               --                        --
     H-Class                   8,664,234      2,240,099**               --                        --
LARGE-CAP VALUE FUND
     A-Class+                         41             --                 --                        --
     C-Class                   1,009,478        274,300**               --                        --
     H-Class                  13,538,732      1,686,564**               --                        --

                                  SHARES REDEEMED                NET SHARES PURCHASED (REDEEMED)
                           ------------------------------        -------------------------------
                           PERIOD ENDED      PERIOD ENDED        PERIOD ENDED       PERIOD ENDED
                           SEPTEMBER 30,      MARCH 31,          SEPTEMBER 30,       MARCH 31,
                               2004              2004                2004               2004
                           -------------     ------------        -------------      ------------
INVERSE SMALL-CAP FUND
     A-Class                     (36,521)              --                4,966                20***
     C-Class                  (1,189,923)        (341,910)**           347,017            10,084**
     H-Class                  (8,564,623)        (900,755)**           239,207           103,555**
U.S. GOVERNMENT BOND FUND
     Investor Class          (33,949,793)     (89,630,083)             671,605        (2,406,636)
     Advisor Class           (11,281,273)     (11,225,262)*          6,321,859         4,227,588*
     A-Class                     (66,127)              --               33,599                90***
     C-Class                  (5,644,764)      (6,592,487)             225,104           149,172
JUNO FUND
     Investor Class          (68,741,331)     (92,203,564)          36,131,240        39,370,232
     Advisor Class            (5,896,912)      (2,576,313)*          4,362,528         2,653,909*
     A-Class                    (943,224)              --            5,911,208           256,554***
     C-Class                 (10,680,543)      (7,996,442)          21,630,670        22,544,187
LARGE-CAP EUROPE FUND
     A-Class                      (1,258)              --                7,566                67***
     C-Class                  (2,199,148)      (3,030,695)             (10,479)          (64,274)
     H-Class                  (8,959,057)     (25,538,506)            (327,390)        1,921,790
LARGE-CAP JAPAN FUND
     A-Class                      (1,770)              --                5,143             1,579***
     C-Class                    (423,631)        (444,211)              65,629           161,603
     H-Class                 (15,103,499)     (19,224,952)          (3,940,053)        4,715,115
SMALL-CAP VALUE FUND
     A-Class+                         --               --                  694                --
     C-Class                    (644,480)        (133,674)**           (13,102)           86,240**
     H-Class                  (9,877,973)      (1,203,331)**         3,653,283           776,730**
MID-CAP VALUE FUND
     A-Class+                         --               --                   41                --
     C-Class                  (1,181,042)        (173,062)**            56,161            28,264**
     H-Class                  (7,423,563)      (1,521,276)**         1,240,671           718,823**
LARGE-CAP VALUE FUND
     A-Class+                         --               --                   41                --
     C-Class                  (1,014,548)        (169,190)**            (5,070)          105,110**
     H-Class                  (9,333,077)      (1,361,036)**         4,205,655           325,528**

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

*** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

  + SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

112 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                 SHARES PURCHASED              PURCHASED THROUGH DIVIDEND REINVESTMENT
                          ------------------------------       ---------------------------------------
                          Period Ended      Period Ended       Period Ended               Period Ended
                          September 30,       March 31,        September 30,                March 31,
                              2004              2004               2004                       2004
                          -------------   --------------       -------------              ------------
SMALL-CAP GROWTH FUND
     A-Class***                      41               --                  --                        --
     C-Class                    945,437          175,753*                 --                        --
     H-Class                 11,115,580          191,728*                 --                        --
MID-CAP GROWTH FUND
     A-Class***                      42               --                  --                        --
     C-Class                    516,451          180,817*                 --                        --
     H-Class                  4,955,619          137,463*                 --                        --
LARGE-CAP GROWTH FUND
     A-Class***                      43               --                  --                        --
     C-Class                  1,161,029           37,893*                 --                        --
     H-Class                  8,815,044           85,377*                 --                        --
U.S. GOVERNMENT MONEY
     MARKET FUND
     Investor Class       9,638,090,375   20,632,372,433           1,745,051                 2,043,352
     Advisor Class        1,818,601,048    4,386,273,780              38,308                    13,574
     A-Class                  7,843,813            1,000**             3,098                        --
     C-Class              1,336,870,247    3,269,540,461               4,153                     8,818
     Institutional Class          1,000               --                  --                    28,440

                                  SHARES REDEEMED                  NET SHARES PURCHASED (REDEEMED)
                          --------------------------------     ---------------------------------------
                           Period Ended     Period Ended       Period Ended               Period Ended
                          September 30,       March 31,        September 30,               March 31,
                               2004             2004               2004                       2004
                          --------------   ---------------     -------------              ------------
SMALL-CAP GROWTH FUND
     A-Class***                       --                --                41                        --
     C-Class                    (882,844)          (76,864)*          62,593                    98,889*
     H-Class                  (7,705,861)          (91,324)*       3,409,719                   100,404*
MID-CAP GROWTH FUND
     A-Class***                       --                --                42                        --
     C-Class                    (502,736)         (134,208)*          13,715                    46,609*
     H-Class                  (2,662,150)         (112,652)*       2,293,469                    24,811*
LARGE-CAP GROWTH FUND
     A-Class***                       --                --                43                        --
     C-Class                  (1,131,599)          (37,889)*          29,430                         4*
     H-Class                  (8,646,634)          (52,595)*         168,410                    32,782*
U.S. GOVERNMENT MONEY
     MARKET FUND
     Investor Class       (9,547,221,202)  (20,796,030,722)       92,614,224              (161,614,937)
     Advisor Class        (1,820,253,258)   (4,324,201,196)       (1,613,902)               62,086,158
     A-Class                  (3,721,348)               --         4,125,563                     1,000**
     C-Class              (1,299,397,941)   (3,340,221,449)       37,476,459               (70,672,170)
     Institutional Class              --       (10,036,610)            1,000               (10,008,170)

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

*** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 113

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (41.98%), commercial paper (27.65%), fixed income notes (24.41%), corporate bonds (5.95%) and mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2004 the following funds participated in securities lending and received cash collateral:

                                                             VALUE OF
                                            CASH           SECURITIES
FUND                                  COLLATERAL               LOANED
----                                ------------         ------------
OTC Fund                            $325,347,018         $314,683,791
Medius Fund                            4,176,485            4,053,681
Mekros Fund                           10,494,337            9,985,965
Small-Cap Value Fund                   8,100,047            7,831,510
Mid-Cap Value Fund                     4,875,792            4,711,067
Large-Cap Value Fund                  15,604,006           15,106,679
Small-Cap Growth Fund                  5,820,355            5,611,435
Mid-Cap Growth Fund                    8,186,705            7,927,622
Large-Cap Growth Fund                    189,731              183,871
Nova Master Portfolio                 65,505,491           63,510,596

114 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 115

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                                 LENGTH OF SERVICE
   NAME, POSITION AND                               AS TRUSTEE                               NUMBER OF
      YEAR OF BIRTH                                (YEAR BEGAN)                           FUNDS OVERSEEN
-------------------------                   ---------------------------                   --------------
Carl G. Verboncoeur*                         Rydex Series Funds - 2004                          100
Trustee, President (1952)                   Rydex Variable Trust - 2004
                                            Rydex Dynamic Funds - 2004
                                              Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                 LENGTH OF SERVICE
   NAME, POSITION AND                               AS TRUSTEE                               NUMBER OF
      YEAR OF BIRTH                                (YEAR BEGAN)                           FUNDS OVERSEEN
-------------------------                   ---------------------------                   --------------
Corey A. Colehour                            Rydex Series Funds - 1993                          100
Trustee (1945)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company
                                            ===========================

J. Kenneth Dalton                            Rydex Series Funds - 1995                          100
Trustee (1941)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                                            ===========================

John O. Demaret                             Rydex Series Funds - 1997                           101
Trustee (1940)                             Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003
                                              Rydex Capital Partners
                                                Sphinx Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                            ===========================

Patrick T. McCarville                        Rydex Series Funds - 1997                          100
Trustee (1942)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.
                                            ===========================

116 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                 LENGTH OF SERVICE
   NAME, POSITION AND                               AS TRUSTEE                               NUMBER OF
      YEAR OF BIRTH                                (YEAR BEGAN)                           FUNDS OVERSEEN
-------------------------                   ---------------------------                   --------------
Roger Somers                                 Rydex Series Funds - 1993                          100
Trustee (1944)                              Rydex Variable Trust - 1998
                                             Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                                       PRINCIPAL OCCUPATIONS
YEAR OF BIRTH                                                            DURING PAST FIVE YEARS
------------------                               ----------------------------------------------------------------------
NICK BONOS*                                      Vice President and Treasurer of Rydex Series Funds, Rydex Variable
Vice President and Treasurer (1963)              Trust, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Capital
                                                 Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex
                                                 Fund Services, Inc., 2003 to present;Vice President of Accounting of
                                                 Rydex Fund Services, Inc., 2000 to 2003;Vice President of Mutual Fund
                                                 Services, State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM*                                Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
Vice President and Secretary (1970)              Dynamic Funds, 2004 to present;Vice President of Rydex Series Funds,
                                                 1997 to present;Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present;Vice
                                                 President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; President of
                                                 Rydex Global Advisors, 2004 to present; Chief Operating Officer of
                                                 Rydex Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                               Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and
Chief Compliance Officer and                     Rydex Dynamic Funds, 2004 to present; Assistant Secretary of Rydex
Assistant Secretary (1967)                       Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds, 2000 to
                                                 present; Assistant Secretary of Rydex ETF Trust, 2002 to present.
                                                 Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present.Vice
                                                 President of Compliance of Rydex Fund Services, Inc., 2000 to present;
                                                 Vice President Fund Administration, Chase Global Funds Services Co., a
                                                 division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.

117 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

[LOGO] RYDEXInvestments
       Essential for modern markets(TM)

       9601 Blackwell Road
       Suite 500
       Rockville, MD 20850
       800.820.0888
       www.rydexinvestments.com

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
                                                                    SECTOR FUNDS
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [RydexInvestments LOGO]
RSECF-SEMI-0904                                 Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS FUND'S EXPENSES ........................................    3

FUND PROFILES .............................................................    9

SCHEDULES OF INVESTMENTS ..................................................   19

STATEMENTS OF ASSETS AND LIABILITIES ......................................   46

STATEMENTS OF OPERATIONS ..................................................   50

STATEMENTS OF CHANGES IN NET ASSETS .......................................   54

FINANCIAL HIGHLIGHTS ......................................................   60

NOTES TO FINANCIAL STATEMENTS .............................................   69

UNAUDITED PROXY VOTING INFORMATION ........................................   77

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ...................   78


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy reached a more mature phase of the business cycle during the six-month period ending September 30, 2004. This phenomenon was marked by lower realized and forecasted gross domestic product (GDP) growth rates, reduced forecasts for future corporate earnings growth and a cumulative reported one million jobs created during the period. The Federal Reserve (Fed), observing these changes, raised the Fed Funds rate three times between June 30 and September 21.

Equity investors reacted to slowing growth by shifting their style preference from high-growth to value stocks. As a result of investors' shift toward value stocks, the information technology sector suffered significant price declines in all industries but most acutely in semiconductors. Correspondingly, Rydex Electronics Fund Investor Class and Rydex Technology Fund Investor Class returned -27.40% and -13.33%, respectively, during the semi-annual period.

Equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with slightly negative returns. The S&P 500(R) Index was down slightly, returning -0.18% over the period. Large-cap stocks tended to outperform small-cap stocks and the S&P 500 outperformed the S&P MidCap 400(TM) and Russell 2000(R) indices, which returned -1.15% and -2.40%, respectively. Political and economic uncertainty led investors to return to the relative safety of large-cap stocks. The S&P 500 also outperformed the Nasdaq 100 Index(R), which posted a return of -1.79%.

There was good news, though. Between the end of March and September, the unemployment rate experienced a slight decline, moving from 5.6% to 5.4%. The improvement was driven in part by a 2.8% rebound in manufacturing payrolls.

Oil prices increased almost 40% in the last six months. Despite the threat this development poses to continued stable economic growth, market reactions were muted. Implied volatility in financial markets, as measured by the VIX--which measures the volatility of the U.S. equity market--reached the lowest levels seen since 1995.

While the longer-term broad market reaction to oil prices was reserved, individual sectors responded dramatically. Year-over-year energy sector earnings grew 60% during the quarterly period ending June 2004. Investors responded by marking up energy stocks significantly. The sector, which returned 19.4% for the period, greatly outperformed the S&P 500. Rydex Energy Services Fund Investor Class and Rydex Energy Fund Investor Class benefited significantly as well, returning 18.63% and 18.34%, respectively.

Industrials also performed well, up 8.4%. Other sectors that performed well included basic materials, which was up 6.2%, telecommunication services (5.4%) and utilities (5.1%). Information technology and consumer staples experienced some difficult times, finishing down 7.3% and down 5.1%, respectively. Health care (-2.8%), financials (-2%) and consumer discretionary (-1.5%) also underperformed the S&P 500.

Though five sectors had positive returns and five sectors had negative returns, investors should not assume that sector investing was flat. Not only was the spread between the best and worst sector fairly large (26.7%), but the sectors that outperformed only represent 27% of the S&P 500's market capitalization.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
-----------------------
Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2004 and ending September 30, 2004.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                     BEGINNING                 ENDING           EXPENSES
                                   EXPENSE       ACCOUNT VALUE          ACCOUNT VALUE        PAID DURING
                                    RATIO+      MARCH 31, 2004     SEPTEMBER 30, 2004            PERIOD*
--------------------------------------------------------------------------------------------------------
BANKING FUND
  Investor Class                      1.36%          $1,000.00              $1,028.30          $    6.92
  Advisor Class                       1.86%           1,000.00               1,026.40               9.45
  A-Class                             1.63%           1,000.00               1,005.00               8.19
  C-Class                             2.35%           1,000.00               1,022.30              11.91
BASIC MATERIALS FUND
  Investor Class                      1.35%           1,000.00               1,088.80               7.07
  Advisor Class                       1.85%           1,000.00               1,086.10               9.67
  A-Class                             1.61%           1,000.00               1,046.50               8.26
  C-Class                             2.35%           1,000.00               1,083.50              12.27
BIOTECHNOLOGY FUND
  Investor Class                      1.35%           1,000.00                 929.50               6.53
  Advisor Class                       1.85%           1,000.00                 927.50               8.94
  A-Class                             1.58%           1,000.00               1,030.20               8.04
  C-Class                             2.35%           1,000.00                 925.20              11.34
CONSUMER PRODUCTS FUND
  Investor Class                      1.35%           1,000.00                 952.60               6.61
  Advisor Class                       1.85%           1,000.00                 950.30               9.04
  A-Class                             1.60%           1,000.00                 970.10               7.90
  C-Class                             2.35%           1,000.00                 948.10              11.48
ELECTRONICS FUND
  Investor Class                      1.35%           1,000.00                 726.00               5.84
  Advisor Class                       1.85%           1,000.00                 724.30               8.00
  A-Class                             1.73%           1,000.00               1,022.80               8.77
  C-Class                             2.35%           1,000.00                 723.10              10.15
ENERGY FUND
  Investor Class                      1.35%           1,000.00               1,183.40               7.39
  Advisor Class                       1.84%           1,000.00               1,180.70              10.06
  A-Class                             1.57%           1,000.00               1,078.20               8.18
  C-Class                             2.35%           1,000.00               1,177.60              12.83
ENERGY SERVICES FUND
  Investor Class                      1.35%           1,000.00               1,186.30               7.40
  Advisor Class                       1.85%           1,000.00               1,183.70              10.13
  A-Class                             1.62%           1,000.00               1,082.00               8.46
  C-Class                             2.35%           1,000.00               1,180.90              12.85
FINANCIAL SERVICES FUND
  Investor Class                      1.35%           1,000.00               1,000.90               6.77
  Advisor Class                       1.83%           1,000.00                 997.20               9.16
  A-Class                             1.60%           1,000.00               1,011.20               8.07
  C-Class                             2.35%           1,000.00                 994.50              11.75


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     BEGINNING                 ENDING           EXPENSES
                                   EXPENSE       ACCOUNT VALUE          ACCOUNT VALUE        PAID DURING
                                    RATIO+      MARCH 31, 2004     SEPTEMBER 30, 2004            PERIOD*
--------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
  Investor Class                      1.35%          $1,000.00              $  964.00          $    6.65
  Advisor Class                       1.85%           1,000.00                 962.00               9.10
  A-Class                             1.70%           1,000.00               1,000.90               8.53
  C-Class                             2.35%           1,000.00                 960.40              11.55
INTERNET FUND
  Investor Class                      1.37%           1,000.00                 924.30               6.61
  Advisor Class                       1.67%           1,000.00                 922.20               8.05
  A-Class                             1.70%           1,000.00               1,048.90               8.73
  C-Class                             2.38%           1,000.00                 920.00              11.46
LEISURE FUND
  Investor Class                      1.34%           1,000.00                 961.00               6.59
  Advisor Class                       1.85%           1,000.00                 958.50               9.08
  A-Class                             1.74%           1,000.00               1,042.30               8.91
  C-Class                             2.35%           1,000.00                 956.20              11.52
PRECIOUS METALS FUND
  Investor Class                      1.25%           1,000.00                 929.60               6.05
  Advisor Class                       1.74%           1,000.00                 927.80               8.41
  A-Class                             1.35%           1,000.00               1,099.80               7.11
  C-Class                             2.25%           1,000.00                 924.90              10.86
REAL ESTATE FUND
  A-Class                             1.61%           1,000.00               1,001.90               8.08
  C-Class                             2.35%           1,000.00                 999.20              11.78
  H-Class                             1.61%           1,000.00               1,002.30               8.08
RETAILING FUND
  Investor Class                      1.35%           1,000.00                 927.60               6.52
  Advisor Class                       1.85%           1,000.00                 925.20               8.93
  A-Class                             1.75%           1,000.00               1,018.20               8.85
  C-Class                             2.35%           1,000.00                 922.60              11.33
TECHNOLOGY FUND
  Investor Class                      1.35%           1,000.00                 866.70               6.32
  Advisor Class                       1.85%           1,000.00                 865.20               8.65
  A-Class                             1.65%           1,000.00               1,032.20               8.41
  C-Class                             2.35%           1,000.00                 864.00              10.98
TELECOMMUNICATIONS FUND
  Investor Class                      1.34%           1,000.00                 930.20               6.48
  Advisor Class                       1.88%           1,000.00                 928.30               9.09
  A-Class                             1.18%           1,000.00               1,032.50               6.01
  C-Class                             2.36%           1,000.00                 925.60              11.39
TRANSPORTATION FUND
  Investor Class                      1.36%           1,000.00               1,083.90               7.10
  Advisor Class                       1.86%           1,000.00               1,079.40               9.70
  A-Class                             1.61%           1,000.00               1,038.40               8.23
  C-Class                             2.35%           1,000.00               1,078.10              12.24
UTILITIES FUND
  Investor Class                      1.36%           1,000.00               1,037.40               6.95
  Advisor Class                       1.86%           1,000.00               1,034.80               9.49
  A-Class                             1.62%           1,000.00               1,006.80               8.15
  C-Class                             2.35%           1,000.00               1,031.90              11.97


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                     BEGINNING                 ENDING           EXPENSES
                                   EXPENSE       ACCOUNT VALUE          ACCOUNT VALUE        PAID DURING
                                    RATIO+      MARCH 31, 2004     SEPTEMBER 30, 2004            PERIOD*
--------------------------------------------------------------------------------------------------------
BANKING FUND
  Investor Class                      1.36%          $1,000.00              $1,043.01          $    6.99
  Advisor Class                       1.86%           1,000.00               1,040.44               9.56
  A-Class                             1.63%           1,000.00               1,041.62               8.38
  C-Class                             2.35%           1,000.00               1,037.92              12.08
BASIC MATERIALS FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.61%           1,000.00               1,041.73               8.27
  C-Class                             2.35%           1,000.00               1,037.92              12.08
BIOTECHNOLOGY FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.58%           1,000.00               1,041.88               8.12
  C-Class                             2.35%           1,000.00               1,037.92              12.08
CONSUMER PRODUCTS FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.60%           1,000.00               1,041.78               8.22
  C-Class                             2.35%           1,000.00               1,037.92              12.08
ELECTRONICS FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.73%           1,000.00               1,041.11               8.89
  C-Class                             2.35%           1,000.00               1,037.92              12.08
ENERGY FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.84%           1,000.00               1,040.54               9.46
  A-Class                             1.57%           1,000.00               1,041.93               8.07
  C-Class                             2.35%           1,000.00               1,037.92              12.08
ENERGY SERVICES FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.62%           1,000.00               1,041.67               8.33
  C-Class                             2.35%           1,000.00               1,037.92              12.08
FINANCIAL SERVICES FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.83%           1,000.00               1,040.60               9.40
  A-Class                             1.60%           1,000.00               1,041.78               8.22
  C-Class                             2.35%           1,000.00               1,037.92              12.08
HEALTH CARE FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.70%           1,000.00               1,041.26               8.74
  C-Class                             2.35%           1,000.00               1,037.92              12.08


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                     BEGINNING                 ENDING           EXPENSES
                                   EXPENSE       ACCOUNT VALUE          ACCOUNT VALUE        PAID DURING
                                    RATIO+      MARCH 31, 2004     SEPTEMBER 30, 2004            PERIOD*
--------------------------------------------------------------------------------------------------------
INTERNET FUND
  Investor Class                      1.37%          $1,000.00              $1,042.96          $    7.04
  Advisor Class                       1.67%           1,000.00               1,041.42               8.58
  A-Class                             1.70%           1,000.00               1,041.26               8.74
  C-Class                             2.38%           1,000.00               1,037.77              12.23
LEISURE FUND
  Investor Class                      1.34%           1,000.00               1,043.11               6.89
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.74%           1,000.00               1,041.06               8.94
  C-Class                             2.35%           1,000.00               1,037.92              12.08
PRECIOUS METALS FUND
  Investor Class                      1.25%           1,000.00               1,043.58               6.42
  Advisor Class                       1.74%           1,000.00               1,041.06               8.94
  A-Class                             1.35%           1,000.00               1,043.06               6.94
  C-Class                             2.25%           1,000.00               1,038.44              11.56
REAL ESTATE FUND
  A-Class                             1.61%           1,000.00               1,041.73               8.27
  C-Class                             2.35%           1,000.00               1,037.92              12.08
  H-Class                             1.61%           1,000.00               1,041.73               8.27
RETAILING FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.75%           1,000.00               1,041.01               8.99
  C-Class                             2.35%           1,000.00               1,037.92              12.08
TECHNOLOGY FUND
  Investor Class                      1.35%           1,000.00               1,043.06               6.94
  Advisor Class                       1.85%           1,000.00               1,040.49               9.51
  A-Class                             1.65%           1,000.00               1,041.52               8.48
  C-Class                             2.35%           1,000.00               1,037.92              12.08
TELECOMMUNICATIONS FUND
  Investor Class                      1.34%           1,000.00               1,043.11               6.89
  Advisor Class                       1.88%           1,000.00               1,040.34               9.66
  A-Class                             1.18%           1,000.00               1,043.94               6.06
  C-Class                             2.36%           1,000.00               1,037.87              12.13
TRANSPORTATION FUND
  Investor Class                      1.36%           1,000.00               1,043.01               6.99
  Advisor Class                       1.86%           1,000.00               1,040.44               9.56
  A-Class                             1.61%           1,000.00               1,041.73               8.27
  C-Class                             2.35%           1,000.00               1,037.92              12.08
UTILITIES FUND
  Investor Class                      1.36%           1,000.00               1,043.01               6.99
  Advisor Class                       1.86%           1,000.00               1,040.44               9.56
  A-Class                             1.62%           1,000.00               1,041.67               8.33
  C-Class                             2.35%           1,000.00               1,037.92              12.08

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

--------------------------------------------------------------------------------

                      This page intentionally left blank.

FUND PROFILES
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  BANKING FUND

BANKS                                                                        65%
SAVINGS & LOANS                                                              17%
DIVERSIFIED FINANCIALS                                                       12%
INSURANCE                                                                     6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           5.1%
U.S. Bancorp                                                                4.2%
Bank of America Corp.                                                       3.8%
Freddie Mac                                                                 3.7%
Washington Mutual, Inc.                                                     3.4%
Countrywide Financial Corp.                                                 3.2%
SunTrust Banks, Inc.                                                        3.0%
PNC Financial Services Group, Inc.                                          2.7%
KeyCorp                                                                     2.6%
M&T Bank Corp.                                                              2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              34.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

BASIC MATERIALS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              BASIC MATERIALS FUND

CHEMICALS                                                                    41%
MINING                                                                       15%
FOREST PRODUCTS & PAPER                                                      15%
PACKAGING & CONTAINERS                                                        9%
IRON/STEEL                                                                    6%
OTHER                                                                        14%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                     April 14, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
EI Du Pont de Nemours & Co.                                                 4.6%
Dow Chemical Co.                                                            3.6%
Phelps Dodge Corp.                                                          2.9%
PPG Industries, Inc.                                                        2.8%
Georgia-Pacific Corp.                                                       2.7%
International Paper Co.                                                     2.6%
Ecolab, Inc.                                                                2.2%
United States Steel Corp.                                                   2.1%
Alcoa, Inc.                                                                 2.1%
Sigma-Aldrich Corp.                                                         2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              27.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                               BIOTECHNOLOGY FUND

BIOTECHNOLOGY                                                                63%
PHARMACEUTICALS                                                              33%
HEALTHCARE-PRODUCTS                                                           4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Amgen, Inc.                                                                10.0%
Genentech, Inc.                                                             8.8%
Gilead Sciences, Inc.                                                       5.7%
Biogen Idec, Inc.                                                           5.5%
Genzyme Corp.                                                               5.1%
Celgene Corp.                                                               3.4%
Millennium Pharmaceuticals, Inc.                                            3.1%
Chiron Corp.                                                                3.1%
Cephalon, Inc.                                                              2.6%
ImClone Systems, Inc.                                                       2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              49.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

CONSUMER PRODUCTS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSUMER PRODUCTS FUND

FOOD                                                                         43%
COSMETICS/PERSONAL CARE                                                      20%
BEVERAGES                                                                    20%
AGRICULTURE                                                                  10%
OTHER                                                                         7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                      July 6, 1998
Advisor Class                                                    August 17, 1998
A-Class                                                        September 1, 2004
C-Class                                                            July 24, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Procter & Gamble Co.                                                        6.4%
Altria Group, Inc.                                                          6.0%
PepsiCo, Inc.                                                               5.5%
Coca-Cola Co.                                                               5.0%
Gillette Co.                                                                4.2%
Anheuser-Busch Cos., Inc.                                                   3.4%
Kellogg Co.                                                                 3.3%
Sara Lee Corp.                                                              3.3%
General Mills, Inc.                                                         3.1%
Sysco Corp.                                                                 3.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              43.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                ELECTRONICS FUND

SEMICONDUCTORS                                                               96%
ELECTRONICS                                                                   2%
OTHER                                                                         2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Intel Corp.                                                                10.2%
Applied Materials, Inc.                                                     5.2%
Texas Instruments, Inc.                                                     5.0%
Maxim Integrated Products, Inc.                                             3.3%
Micron Technology, Inc.                                                     3.0%
KLA-Tencor Corp.                                                            3.0%
Analog Devices, Inc.                                                        2.9%
Xilinx, Inc.                                                                2.8%
Lam Research Corp.                                                          2.6%
National Semiconductor Corp.                                                2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              40.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

ENERGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  ENERGY FUND

OIL & GAS                                                                    81%
OIL & GAS SERVICES                                                           13%
PIPELINES                                                                     3%
OTHER                                                                         3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 21, 1998
Advisor Class                                                        May 5, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           7.9%
BP PLC - SP ADR                                                             6.1%
ChevronTexaco Corp.                                                         4.8%
Total SA - SP ADR                                                           4.6%
Royal Dutch Petroleum Co.                                                   3.9%
ConocoPhillips                                                              3.3%
Shell Transport & Trading Co. PLC - SP ADR                                  2.8%
Repsol YPF SA - SP ADR                                                      2.5%
Schlumberger Ltd.                                                           2.1%
Anadarko Petroleum Corp.                                                    2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              40.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              ENERGY SERVICES FUND

OIL & GAS SERVICES                                                           64%
OIL & GAS                                                                    34%
TRANSPORTATION                                                                2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           8.4%
Transocean, Inc.                                                            5.3%
Baker Hughes, Inc.                                                          5.0%
Nabors Industries Ltd.                                                      4.9%
BJ Services Co.                                                             4.5%
Halliburton Co.                                                             4.4%
Weatherford International Ltd.                                              3.8%
Pride International, Inc.                                                   3.6%
Tidewater, Inc.                                                             3.2%
Cal Dive International, Inc.                                                3.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              46.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

FINANCIAL SERVICES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies involved in the financial services sector, including commercial banks, savings and loans institutions, insurance companies, brokerage companies and real-estate and leasing companies.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            FINANCIAL SERVICES FUND

INSURANCE                                                                    28%
BANKS                                                                        23%
DIVERSIFIED FINANCIALS                                                       20%
REAL ESTATE                                                                  15%
SAVINGS & LOANS                                                              12%
OTHER                                                                         2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                      April 6, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.3%
J.P. Morgan Chase & Co.                                                     2.5%
Wachovia Corp.                                                              2.4%
MetLife, Inc.                                                               2.1%
Washington Mutual, Inc.                                                     2.1%
Countrywide Financial Corp.                                                 2.1%
Capital One Financial Corp.                                                 1.9%
PNC Financial Services Group, Inc.                                          1.8%
Chubb Corp.                                                                 1.8%
KeyCorp                                                                     1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              21.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the health care industry.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                HEALTH CARE FUND

PHARMACEUTICALS                                                              41%
HEALTHCARE-PRODUCTS                                                          28%
HEALTHCARE-SERVICES                                                          14%
BIOTECHNOLOGY                                                                11%
OTHER                                                                         6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 17, 1998
Advisor Class                                                       May 11, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                8.0%
Johnson & Johnson, Inc.                                                     5.7%
Abbott Laboratories                                                         3.7%
Eli Lilly & Co.                                                             3.2%
Merck & Co., Inc.                                                           3.1%
Bristol-Myers Squibb Co.                                                    3.0%
Genentech, Inc.                                                             2.9%
UnitedHealth Group, Inc.                                                    2.8%
Wyeth                                                                       2.7%
Amgen, Inc.                                                                 2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

INTERNET FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 INTERNET FUND

INTERNET                                                                     51%
TELECOMMUNICATIONS                                                           24%
COMPUTERS                                                                     8%
SOFTWARE                                                                      7%
MEDIA                                                                         7%
OTHER                                                                         3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 6, 2000
Advisor Class                                                      April 6, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April l9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        10.0%
eBay, Inc.                                                                  8.1%
Qualcomm, Inc.                                                              6.8%
Time Warner, Inc.                                                           6.6%
Yahoo!, Inc.                                                                6.2%
Research In Motion Ltd.                                                     4.9%
Amazon.com, Inc.                                                            4.3%
Intuit, Inc.                                                                4.0%
Symantec Corp.                                                              3.9%
Qwest Communications International, Inc.                                    3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              58.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE:  Seeks capital appreciation by investing in the leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacturers, musical recordings and instruments, alcohol and tobacco, and publishing.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  LEISURE FUND

RETAIL                                                                       33%
MEDIA                                                                        20%
LODGING                                                                      13%
LEISURE TIME                                                                 10%
ENTERTAINMENT                                                                 8%
TOYS/GAMES/HOBBIES                                                            7%
SOFTWARE                                                                      6%
OTHER                                                                         3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                       June 3, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Time Warner, Inc.                                                           6.4%
Walt Disney Co.                                                             5.3%
McDonald's Corp.                                                            4.8%
Viacom, Inc. - Class B                                                      3.9%
Starbucks Corp.                                                             3.7%
International Game Technology, Inc.                                         3.4%
Marriott International, Inc. - Class A                                      3.2%
Mattel, Inc.                                                                2.9%
Electronic Arts, Inc.                                                       2.8%
Carnival Corp.                                                              2.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              39.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

PRECIOUS METALS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the precious metals industry.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              PRECIOUS METALS FUND

GOLD MINING                                                                  67%
METAL-DIVERSIFIED                                                            13%
SILVER MINING                                                                13%
OTHER                                                                         7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                  December 1, 1993
Advisor Class                                                     August 1, 2003
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Newmont Mining Corp.                                                       13.3%
Freeport-McMoRan Copper & Gold, Inc. -
Class B                                                                    10.1%
Barrick Gold Corp.                                                          5.7%
AngloGold Ashanti Ltd. - SP ADR                                             5.6%
Placer Dome, Inc.                                                           5.2%
Pan American Silver Corp.                                                   4.4%
Coeur d'Alene Mines Corp.                                                   4.3%
Gold Fields Ltd. - SP ADR                                                   4.3%
Goldcorp, Inc.                                                              4.3%
Harmony Gold Mining Co. Ltd. - SP ADR                                       4.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              61.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                REAL ESTATE FUND

REITS-APARTMENTS                                                             17%
REITS-OFFICE PROPERTY                                                        16%
REITS-SHOPPING CENTERS                                                       15%
REITS-DIVERSIFIED                                                            15%
REITS-REGIONAL MALLS                                                         13%
REITS-WAREHOUSE/INDUSTRY                                                      6%
REITS-HEALTH CARE                                                             5%
OTHER                                                                        13%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Equity Office Properties Trust                                              2.3%
Simon Property Group, Inc.                                                  2.3%
Equity Residential                                                          2.2%
Rouse Co.                                                                   2.1%
Vornado Realty Trust                                                        2.1%
General Growth Properties, Inc.                                             1.9%
KIMCO Realty Co.                                                            1.8%
Archstone-Smith Trust                                                       1.8%
Plum Creek Timber (REIT) Co., Inc.                                          1.8%
Boston Properties, Inc.                                                     1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              20.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

RETAILING FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 RETAILING FUND

APPAREL/SHOE                                                                 19%
DISCOUNT                                                                     17%
INTERNET                                                                     10%
BUILDING PRODUCTS                                                            10%
OFFICE SUPPLIES                                                               6%
DRUG STORE                                                                    5%
COMMERCIAL SERVICES                                                           5%
AUTO PARTS                                                                    4%
REGIONAL DEPARTMENT STORE                                                     3%
OTHER                                                                        21%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                     April 21, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       7.6%
Home Depot, Inc.                                                            5.7%
eBay, Inc.                                                                  4.7%
Lowe's Cos., Inc.                                                           4.2%
Costco Wholesale Corp.                                                      3.0%
Target Corp.                                                                2.7%
Amazon.com, Inc.                                                            2.7%
The Gap, Inc.                                                               2.6%
InterActive Corp.                                                           2.4%
Sherwin-Williams Co.                                                        2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 TECHNOLOGY FUND

SOFTWARE                                                                     25%
COMPUTERS                                                                    22%
SEMICONDUCTORS                                                               19%
TELECOMMUNICATIONS                                                           17%
INTERNET                                                                      6%
ELECTRONICS                                                                   5%
OTHER                                                                         6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 14, 1998
Advisor Class                                                     April 29, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             9.6%
Intel Corp.                                                                 5.4%
Cisco Systems, Inc.                                                         5.0%
International Business Machines Corp.                                       4.2%
Oracle Corp.                                                                4.0%
Hewlett-Packard Co.                                                         3.5%
Dell, Inc.                                                                  2.9%
Qualcomm, Inc.                                                              2.6%
Yahoo!, Inc.                                                                2.2%
Texas Instruments, Inc.                                                     2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              41.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

TELECOMMUNICATIONS FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            TELECOMMUNICATIONS FUND

TELEPHONE-INTEGRATED                                                         28%
CELLULAR TELECOMMUNICATIONS                                                  20%
WIRELESS EQUIPMENT                                                           18%
TELECOMMUNICATION EQUIPMENT                                                  15%
NETWORKING PRODUCTS                                                          10%
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS                                     5%
OTHER                                                                         4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Vodafone Group PLC - SP ADR                                                 7.9%
Cisco Systems, Inc.                                                         6.0%
Verizon Communications, Inc.                                                5.1%
SBC Communications, Inc.                                                    5.0%
Qualcomm, Inc.                                                              4.4%
Nokia OYJ - SP ADR                                                          4.1%
Telefonaktiebolaget LM Ericsson - SP ADR                                    4.0%
BellSouth Corp.                                                             3.7%
AT&T Wireless Services, Inc.                                                3.7%
Motorola, Inc.                                                              3.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              47.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              TRANSPORTATION FUND

SERVICES                                                                     32%
RAIL                                                                         26%
TRUCK                                                                        19%
AIRLINES                                                                     14%
AIR FREIGHT                                                                   6%
MARINE                                                                        3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                       June 9, 1998
A-Class                                                        September 1, 2004
C-Class                                                             May 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
United Parcel Service, Inc. - Class B                                      12.2%
FedEx Corp.                                                                 7.7%
Burlington Northern Santa Fe Corp.                                          7.6%
Norfolk Southern Corp.                                                      7.1%
Union Pacific Corp.                                                         5.7%
Southwest Airlines Co.                                                      4.2%
Ryder System, Inc.                                                          4.2%
CSX Corp.                                                                   3.5%
CNF, Inc.                                                                   3.4%
Expeditors International Washington, Inc.                                   3.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              58.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

UTILITIES FUND

OBJECTIVE:  Seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 UTILITIES FUND

ELECTRIC-INTEGRATED                                                          75%
GAS                                                                          16%
PIPELINES                                                                     4%
INDEPENDENT POWER PRODUCER                                                    3%
ELECTRIC-GENERATION                                                           2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 3, 2000
Advisor Class                                                      April 3, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
PG&E Corp.                                                                  3.7%
Consolidated Edison, Inc.                                                   3.4%
Sempra Energy                                                               3.2%
DTE Energy Co.                                                              3.1%
KeySpan Corp.                                                               3.0%
Constellation Energy Group, Inc.                                            3.0%
Xcel Energy, Inc.                                                           3.0%
Energy East Corp.                                                           2.7%
Equitable Resources, Inc.                                                   2.6%
Pepco Holdings, Inc.                                                        2.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              30.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

This page intentionally left blank.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
BANKING FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.1%

Wells Fargo & Co.                                        24,188    $  1,442,330
U.S. Bancorp+                                            41,417       1,196,951
Bank of America Corp.                                    24,994       1,082,990
Freddie Mac                                              16,190       1,056,236
Washington Mutual, Inc.                                  24,650         963,322
Countrywide Financial Corp.+                             22,878         901,164
SunTrust Banks, Inc.                                     12,191         858,368
PNC Financial Services Group, Inc.                       14,277         772,386
KeyCorp                                                  23,501         742,632
M&T Bank Corp.                                            7,580         725,406
Comerica, Inc.                                           11,701         694,454
UnionBanCal Corp.                                        11,279         667,830
National Commerce Financial
  Corp.+                                                 18,882         645,953
J.P. Morgan Chase & Co.                                  15,726         624,794
Huntington Bancshares, Inc.                              24,900         620,259
MGIC Investment Corp.+                                    9,291         618,316
Compass Bancshares, Inc.                                 13,504         591,745
Radian Group, Inc.+                                      12,717         587,907
Zions Bancorporation                                      9,612         586,716
Hibernia Corp.--Class A                                  21,982         580,545
PMI Group, Inc.                                          13,903         564,184
Commerce Bancshares, Inc.                                11,220         539,570
NewAlliance Bancshares, Inc.                             36,282         520,647
Webster Financial Corp.                                  10,517         519,435
Astoria Financial Corp.                                  14,546         516,238
Wachovia Corp.                                           10,841         508,985
International Bancshares Corp.                           13,629         500,866
Washington Federal, Inc.                                 19,700         495,455
Fannie Mae                                                7,776         492,998
Whitney Holding Corp.                                    11,543         484,806
Downey Financial Corp.+                                   8,811         484,253
Community First Bankshares, Inc.                         14,495         464,710
Bankunited Financial Corp. --
  Class A*                                               15,846         461,911
Commercial Federal Corp.                                 16,655         449,352
Waypoint Financial Corp.                                 16,284         448,950
Anchor BanCorp Wisconsin, Inc.+                          16,704         432,634
Irwin Financial Corp.                                    16,686         430,832
Riggs National Corp.+                                    18,998         421,756
Gold Banc Corp., Inc.                                    27,879         376,088
National Australia Bank Ltd. --
  SP ADR                                                  3,680         360,640
Barclays PLC -- SP ADR                                    9,000         348,210
Credit Suisse Group -- SP ADR*                           10,850         346,549
Mitsubishi Tokyo Financial Group,
  Inc. -- SP ADR+                                        41,188         343,508
Kookmin Bank -- SP ADR*                                  10,287         327,538
Westcorp                                                  5,624         239,132
R&G Financial Corp. -- Class B                            5,610         216,826
National City Corp.                                       5,091         196,614
Fifth Third Bancorp                                       3,664         180,342
BB&T Corp.+                                               4,334         172,016
Golden West Financial Corp.                                 875          97,081
SouthTrust Corp.                                          1,415          58,949
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $26,703,411)                                                 27,961,379
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $     63,704          63,704
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $63,704)                                                         63,704
                                                                   ------------

SECURITIES LENDING COLLATERAL 8.4%
Investment in Securities Lending Short Term
Investment Portfolio held by
  U.S. Bank (Note 7)                                  2,386,271       2,386,271
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,386,271)                                                   2,386,271
                                                                   ------------
TOTAL INVESTMENTS 106.7%
  (Cost $29,153,386)                                               $ 30,411,354
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (6.7)%                                                 $ (1,903,384)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 28,507,970

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.
                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
BASIC MATERIALS FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.0%

EI Du Pont de Nemours & Co.                              57,109    $  2,444,265
Dow Chemical Co.                                         42,432       1,917,078
Phelps Dodge Corp.+                                      16,750       1,541,502
PPG Industries, Inc.                                     24,191       1,482,424
Georgia-Pacific Corp.+                                   39,530       1,421,103
International Paper Co.+                                 34,253       1,384,164
Ecolab, Inc.                                             36,331       1,142,247
United States Steel Corp.+                               30,309       1,140,225
Alcoa, Inc.                                              33,694       1,131,781
Sigma-Aldrich Corp.                                      18,980       1,100,840
Pactiv Corp.*                                            44,359       1,031,347
Sealed Air Corp.*+                                       22,149       1,026,606
Engelhard Corp.                                          36,186       1,025,873
Rohm & Haas Co.+                                         22,577         970,134
Massey Energy Co.+                                       32,362         936,233
Owens-Illinois, Inc.*                                    57,733         923,728
Potlatch Corp.+                                          19,684         921,408
Newmont Mining Corp.+                                    19,264         877,090
OM Group, Inc.*+                                         21,248         776,827
Louisiana-Pacific Corp.+                                 29,856         774,763
Consol Energy, Inc.+                                     21,266         741,971
Eastman Chemical Co.+                                    15,243         724,805
Monsanto Co.                                             19,724         718,348
Lafarge North America, Inc.+                             14,670         687,876
Weyerhaeuser Co.                                         10,231         680,157
Praxair, Inc.                                            15,368         656,828
Lubrizol Corp.+                                          18,680         646,328
Air Products & Chemicals, Inc.                           11,550         628,089
RPM International, Inc.                                  35,485         626,310
Southern Peru Copper Corp.                               11,773         608,193
Vulcan Materials Co.+                                    11,719         597,083
International Steel Group, Inc.*+                        17,170         578,629
Glamis Gold Ltd.*+                                       30,653         574,131
Agrium, Inc.                                             32,100         570,096
Georgia Gulf Corp.                                       12,121         540,475
Nucor Corp.+                                              5,854         534,880
Alcan, Inc.+                                             11,181         534,452
Agnico-Eagle Mines Ltd.+                                 36,471         520,806
Rio Tinto PLC -- SP ADR+                                  4,670         507,395
Sonoco Products Co.+                                     18,675         493,767
Bemis Co.                                                18,570         493,591
Eagle Materials, Inc.                                     6,544         466,587
Valspar Corp.                                             9,681         451,909
Inco Ltd.*+                                              11,506         449,309
Headwaters, Inc.*+                                       13,958         430,744
Worthington Industries, Inc.                             19,620         418,887
Airgas, Inc.                                             17,104         411,693
Lyondell Chemical Co.+                                   17,386         390,490
Crompton Corp.                                           40,716         386,395
Albemarle Corp.                                          10,955         384,411
IMC Global, Inc.*+                                       21,980         382,232
AptarGroup, Inc.                                          8,645         380,121
Packaging Corporation of America                         15,440         377,817
Minerals Technologies, Inc.                               6,111         359,693
Texas Industries, Inc.+                                   6,810         350,306
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                        8,540         345,870
Cabot Corp.                                               8,180         315,503
MeadWestvaco Corp.                                        9,651         307,867
Sensient Technologies Corp.+                             14,157         306,357
Millennium Chemicals, Inc.*                              13,776         292,189
Quanex Corp.                                              5,470         280,502
W.R. Grace & Co.*                                        29,550         279,247
Wausau-Mosinee Paper Corp.                               16,516         274,991
Peabody Energy Corp.                                      4,614         274,533
Longview Fibre Co.                                       17,780         271,145
MacDermid, Inc.                                           9,106         263,710
H.B. Fuller Co.                                           9,613         263,396
Ferro Corp.                                              11,938         260,368
Florida Rock Industries, Inc.                             5,261         257,736
PolyOne Corp.*                                           33,428         251,379
A. Schulman, Inc.                                        11,305         249,162
Allegheny Technologies, Inc.                             13,426         245,024
Arch Chemicals, Inc.                                      8,571         244,702
International Flavors & Fragrances,
  Inc.                                                    6,294         240,431
Smurfit-Stone Container Corp.*+                          12,410         240,382
Caraustar Industries, Inc.*                              13,523         226,781
Cemex SA de CV -- SP ADR                                  7,925         223,009
Rock-Tenn Co. -- Class A                                 13,885         218,550
Schweitzer-Mauduit International,
  Inc.                                                    6,670         216,108
Cambrex Corp.                                             9,803         215,176
Deltic Timber Corp.+                                      5,403         214,985
RTI International Metals, Inc.*                          11,002         213,109
Glatfelter                                               16,876         209,094

                                               See Notes to Financial Statements


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
BASIC MATERIALS FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

Ryerson Tull, Inc.                                       12,041    $    206,744
Chesapeake Corp.                                          8,184         196,580
Buckeye Technologies, Inc.*                              17,173         191,479
Brush Engineered Materials, Inc.*                         9,061         187,653
Steel Technologies, Inc.                                  7,310         187,260
Myers Industries, Inc.                                   15,443         169,101
Wellman, Inc.                                            18,856         159,899
Material Sciences Corp.*                                 11,083         149,510
Pope & Talbot, Inc.                                       8,451         148,738
Omnova Solutions, Inc.*                                  24,526         147,892
Ball Corp.                                                3,738         139,913
Quaker Chemical Corp.                                     5,596         135,143
Penford Corp.                                             6,802         118,423
Imco Recycling, Inc.*+                                   10,296         117,374
A.M. Castle & Co.*                                       11,490         116,624
Commonwealth Industries, Inc.*                           11,963         111,734
Temple-Inland, Inc.                                       1,490         100,054
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $46,271,030)                                                 52,059,869
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.2%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    654,398         654,398
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $654,398)                                                       654,398
                                                                   ------------

SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       7,583,211       7,583,211
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,583,211)                                                   7,583,211
                                                                   ------------
TOTAL INVESTMENTS 113.5%
  (Cost $54,508,639)                                               $ 60,297,478
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (13.5)%                                                $ (7,177,149)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 53,120,329

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
BIOTECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.0%

Amgen, Inc.*+                                          245,618    $  13,921,628
Genentech, Inc.*+                                      234,422       12,288,401
Gilead Sciences, Inc.*+                                211,688        7,912,897
Biogen Idec, Inc.*+                                    124,913        7,640,928
Genzyme Corp.*+                                        131,025        7,129,070
Celgene Corp.*+                                         81,540        4,748,074
Millennium Pharmaceuticals, Inc.*+                     314,496        4,311,740
Chiron Corp.*+                                          96,745        4,276,129
Cephalon, Inc.*+                                        74,992        3,592,117
ImClone Systems, Inc.*+                                 65,779        3,476,420
Charles River Laboratories International,
  Inc.*+                                                63,128        2,891,262
Invitrogen Corp.*+                                      49,623        2,728,769
Medimmune, Inc.*+                                      102,200        2,422,140
Gen-Probe, Inc.*+                                       60,289        2,403,722
Pharmion Corp.*+                                        44,873        2,319,755
Onyx Pharmaceuticals, Inc.*+                            50,581        2,175,489
Connetics Corp.*+                                       77,140        2,084,323
Affymetrix, Inc.*+                                      67,234        2,064,756
OSI Pharmaceuticals, Inc.*+                             32,949        2,025,046
Amylin Pharmaceuticals, Inc.*+                          98,117        2,013,361
Abgenix, Inc.*+                                        187,412        1,847,882
Neurocrine Biosciences, Inc.*                           39,008        1,839,617
Idexx Laboratories, Inc.*                               36,117        1,832,577
Techne Corp.*+                                          46,999        1,794,422
QLT, Inc.*+                                            106,604        1,774,957
Human Genome Sciences, Inc.*+                          162,417        1,771,969
Telik, Inc.*                                            76,422        1,704,211
Digene Corp.*                                           64,837        1,683,169
Angiotech Pharmaceuticals, Inc.*+                       77,800        1,577,006
United Therapeutics Corp.*+                             44,391        1,550,578
Vicuron Pharmaceuticals, Inc.*                         101,381        1,488,273
Incyte Corp.*+                                         149,427        1,438,982
NPS Pharmaceuticals, Inc.*+                             64,595        1,406,879
Vertex Pharmaceuticals, Inc.*+                         131,033        1,375,847
Transkaryotic Therapies, Inc.*                          73,607        1,305,052
Applera Corp. -- Celera Genomics
  Group*                                               111,609        1,304,709
Serologicals Corp.*+                                    54,210        1,264,719
Alkermes, Inc.*+                                       109,442        1,262,961
Tanox, Inc.*                                            73,427        1,238,714
Medarex, Inc.*+                                        160,139        1,181,826
Myriad Genetics, Inc.*                                  64,585        1,104,404
Ligand Pharmaceuticals, Inc. --
  Class B*                                             100,296        1,004,966
Regeneron Pharmaceuticals, Inc.*                       109,359          949,236
Alexion Pharmaceuticals, Inc.*                          52,691          948,438
deCODE genetics, Inc.*                                 122,500          922,425
CV Therapeutics, Inc.*+                                 73,418          917,725
Cubist Pharmaceuticals, Inc.*                           92,014          909,098
Dendreon Corp.*                                        102,364          860,881
Ariad Pharmaceuticals, Inc.*                           128,537          859,913
Cell Genesys, Inc.*                                     90,326          810,224
Protein Design Labs, Inc.*+                             36,449          713,671
InterMune, Inc.*                                        51,392          605,912
Oscient Pharmaceuticals Corp.*+                        155,662          552,600
Martek Biosciences Corp.*+                              10,528          512,082
ICOS Corp.*                                             18,738          452,335
Cell Therapeutics, Inc.*+                               65,900          452,074
Encysive Pharmaceuticals, Inc.*                         39,862          359,954
Keryx Biopharmaceuticals, Inc.*                         30,300          339,057
ILEX Oncology, Inc.*                                     8,000          201,360
Enzon Pharmaceuticals, Inc.*                                18              287
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $90,225,176)                                                136,547,019
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------

REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                             $     317,395          317,395
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $317,395)                                                       317,395
                                                                  -------------

SECURITIES LENDING COLLATERAL 38.0%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank
  (Note 7)                                          52,868,168       52,868,168
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $52,868,168)                                              $  52,868,168
                                                                  -------------
TOTAL INVESTMENTS 136.2%
  (Cost $143,410,739)                                             $ 189,732,582
                                                                  =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (36.2)%                                               $ (50,425,546)
                                                                  =============
NET ASSETS -- 100.0%                                              $ 139,307,036

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.


                                              See Notes to Financial Statements.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.5%

Procter & Gamble Co.                                     26,382    $  1,427,794
Altria Group, Inc.                                       28,600       1,345,344
PepsiCo, Inc.                                            25,607       1,245,781
Coca-Cola Co.                                            27,910       1,117,795
Gillette Co.                                             22,521         940,027
Anheuser-Busch Cos., Inc.                                15,311         764,784
Kellogg Co.                                              17,189         733,283
Sara Lee Corp.                                           32,002         731,566
General Mills, Inc.                                      15,330         688,317
Sysco Corp.                                              22,758         680,919
Kraft Foods, Inc. -- Class A+                            20,193         640,522
Kimberly-Clark Corp.                                      9,690         625,877
H.J. Heinz Co.                                           17,240         620,985
Colgate-Palmolive Co.                                    13,564         612,822
Estee Lauder Cos., Inc. -- Class A                       13,196         551,593
Pepsi Bottling Group, Inc.+                              19,350         525,352
Tyson Foods, Inc. -- Class A+                            29,090         466,022
Whole Foods Market, Inc.+                                 5,250         450,397
Supervalu, Inc.+                                         15,740         433,637
Hormel Foods Corp.+                                      15,780         422,588
Dean Foods Co.*+                                         13,920         417,878
7-Eleven, Inc.*                                          18,802         375,664
Adolph Coors Co. -- Class B                               5,310         360,655
Del Monte Foods Co.*                                     33,965         356,293
J.M. Smucker Co.                                          7,830         347,730
UST, Inc.                                                 7,730         311,210
Pilgrim's Pride Corp.+                                   11,280         305,462
Church & Dwight Co., Inc.                                10,580         296,875
Corn Products International, Inc.                         6,427         296,285
Loews Corp. -- Carolina Group                            11,540         281,230
Ralcorp Holdings, Inc.*                                   6,760         244,036
WM Wrigley Jr Co.+                                        3,800         240,578
Coca-Cola Enterprises, Inc.                              12,670         239,463
Performance Food Group Co.*                               9,910         234,867
Rayovac Corp.*                                            8,270         217,914
Ruddick Corp.                                            10,792         211,955
ConAgra Foods, Inc.+                                      7,954         204,497
Hershey Foods Corp.+                                      4,160         194,314
Energizer Holdings, Inc.*+                                4,160         191,776
Archer-Daniels-Midland Co.                               10,260         174,215
Clorox Co.                                                3,052         162,672
Kroger Co.*+                                             10,247         159,033
Campbell Soup Co.                                         5,901         155,137
Sanderson Farms, Inc.                                     4,540         151,863
Avon Products, Inc.+                                      3,268         142,746
Alberto-Culver Co. -- Class B                             3,190         138,701
Natures Sunshine Products, Inc.                           7,604         115,353
Albertson's, Inc.+                                        4,780         114,385
Smithfield Foods, Inc.*                                   4,210         105,250
NBTY, Inc.*                                               4,192          90,380
Safeway, Inc.*+                                           4,639          89,579
Reynolds American, Inc.                                   1,120          76,205
Brown-Forman Corp. -- Class B                             1,330          60,914
McCormick & Co., Inc.                                       740          25,412
Constellation Brands, Inc. --
  Class A*                                                  630          23,978
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $20,925,258)                                                 22,139,910
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    159,041         159,041
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $159,041)                                                       159,041
                                                                   ------------

SECURITIES LENDING COLLATERAL 7.8%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       1,748,026       1,748,026
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,748,026)                                                   1,748,026
                                                                   ------------
TOTAL INVESTMENTS 107.0%
  (Cost $22,832,325)                                               $ 24,046,977
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.0)%                                                 $ (1,580,612)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 22,466,365

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
ELECTRONICS FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.2%

Intel Corp.                                             162,919    $  3,268,155
Applied Materials, Inc.*                                 99,909       1,647,499
Texas Instruments, Inc.                                  74,848       1,592,765
Maxim Integrated Products, Inc.+                         24,994       1,056,996
Micron Technology, Inc.*+                                80,743         971,338
KLA-Tencor Corp.*+                                       23,122         959,101
Analog Devices, Inc.+                                    23,757         921,297
Xilinx, Inc.+                                            32,886         887,922
Lam Research Corp.*+                                     37,650         823,782
National Semiconductor Corp.*+                           51,490         797,580
Novellus Systems, Inc.*                                  28,589         760,182
Linear Technology Corp.+                                 20,967         759,844
Altera Corp.*+                                           36,595         716,164
Broadcom Corp. -- Class A*+                              26,018         710,031
Advanced Micro Devices, Inc.*+                           53,514         695,682
Microchip Technology, Inc.+                              25,134         674,597
Semtech Corp.*+                                          30,448         583,688
Pericom Semiconductor Corp.*                             53,646         518,220
Cree, Inc.*+                                             15,988         488,114
Teradyne, Inc.*+                                         34,750         465,650
Intersil Corp. -- Class A+                               28,654         456,458
Skyworks Solutions, Inc.*+                               46,767         444,287
MEMC Electronic Materials, Inc.*+                        51,720         438,586
International Rectifier Corp.*                           12,515         429,265
Fairchild Semiconductor International,
  Inc.*                                                  28,390         402,286
Rambus, Inc.*                                            24,670         387,072
Micrel, Inc.*                                            36,870         383,817
PMC -- Sierra, Inc.*+                                    41,910         369,227
Varian Semiconductor Equipment
  Associates, Inc.*                                      11,650         359,985
Cymer, Inc.*+                                            12,490         357,963
ATMI, Inc.*                                              16,892         345,948
Integrated Circuit Systems, Inc.*+                       15,115         324,973
Axcelis Technologies, Inc.*+                             38,890         322,009
RF Micro Devices, Inc.*                                  50,046         317,292
Nvidia Corp.*+                                           21,740         315,665
Atmel Corp.*+                                            86,577         313,409
Silicon Laboratories, Inc.*+                              9,417         311,609
LSI Logic Corp.*+                                        71,652         308,820
Cabot Microelectronics Corp.*+                            8,318         301,528
Taiwan Semiconductor Manufacturing
  Co. Ltd. -- SP ADR+                                    42,173         301,115
Cypress Semiconductor Corp.*+                            33,815         298,925
Helix Technology Corp.                                   21,210         288,350
Integrated Device Technology, Inc.*+                     27,587         262,904
Cohu, Inc.                                               16,790         248,156
Applied Micro Circuits Corp.*+                           76,784         240,334
Brooks Automation, Inc.*                                 16,260         230,079
Power Integrations, Inc.*+                               10,277         209,959
FEI Co.*                                                 10,590         209,258
Triquint Semiconductor, Inc.*                            52,977         206,610
Microsemi Corp.*                                         14,248         200,897
Actel Corp.*                                             12,862         195,502
Amkor Technology, Inc.*                                  52,710         192,392
Exar Corp.*+                                             13,096         185,439
Lattice Semiconductor Corp.*                             37,163         182,470
Photronics, Inc.*+                                       10,446         173,613
LTX Corp.*                                               29,688         160,612
Advanced Energy Industries, Inc.*                        16,900         157,001
Kulicke & Soffa Industries, Inc.*                        27,763         156,861
Conexant Systems, Inc.*+                                 92,630         149,134
Ultratech, Inc.*                                          8,260         129,434
Dupont Photomasks, Inc.*                                  7,010         119,450
Kopin Corp.*                                             25,550         103,989
STMicroelectronics/NV                                     5,990         103,507
Rudolph Technologies, Inc.*                               5,980         100,105
Standard Microsystems Corp.*                              5,122          89,686
Credence Systems Corp.*+                                 10,610          76,392
ESS Technologies, Inc.*                                  11,000          75,350
Infineon Technologies AG --
  SP ADR*                                                 4,263          43,568
Alliance Semiconductor Corp.*                             9,087          31,441
United Microelectronics Corp. --
  SP ADR*+                                                8,801          29,747
Three-Five Systems, Inc.*                                 9,720          26,633
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $22,495,753)                                                   31,367,719
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    438,210         438,210
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $438,210)                                                       438,210
                                                                   ------------

SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       7,009,431       7,009,431
                                                                   ------------

                                              See Notes to Financial Statements.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
ELECTRONICS FUND

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
-------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,009,431)                                                $  7,009,431
                                                                   ------------
TOTAL INVESTMENTS 121.5%
  (Cost $29,943,394)                                               $ 38,815,360
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (21.5)%                                                $ (6,866,823)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 31,948,537

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
ENERGY FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.0%

Exxon Mobil Corp.                                      252,884    $  12,221,884
BP PLC -- SP ADR                                       162,350        9,339,995
ChevronTexaco Corp.+                                   139,408        7,477,845
Total SA -- SP ADR+                                     69,300        7,080,381
Royal Dutch Petroleum Co.                              116,850        6,029,460
ConocoPhillips                                          61,004        5,054,181
Shell Transport & Trading Co.
  PLC -- SP ADR                                         97,500        4,339,725
Repsol YPF SA -- SP ADR                                174,001        3,814,102
Schlumberger Ltd.                                       49,000        3,298,190
Anadarko Petroleum Corp.                                49,010        3,252,304
Devon Energy Corp.                                      41,513        2,947,838
Weatherford International Ltd.*+                        55,665        2,840,028
Occidental Petroleum Corp.                              50,135        2,804,051
Kerr-McGee Corp.                                        48,910        2,800,097
Burlington Resources, Inc.+                             67,293        2,745,554
Apache Corp.                                            52,658        2,638,692
Transocean, Inc.*+                                      71,250        2,549,325
Rowan Cos., Inc.*+                                      90,395        2,386,428
Marathon Oil Corp.                                      57,049        2,354,983
Valero Energy Corp.+                                    29,155        2,338,523
Sunoco, Inc.+                                           31,517        2,331,628
Murphy Oil Corp.                                        26,164        2,270,250
Kinder Morgan, Inc.                                     36,100        2,267,802
Unocal Corp.+                                           48,410        2,081,630
Offshore Logistics, Inc.*                               57,866        1,991,748
Amerada Hess Corp.                                      20,963        1,865,707
Dril-Quip, Inc.*                                        82,293        1,835,134
Premcor, Inc.*                                          47,600        1,832,600
Baker Hughes, Inc.+                                     41,081        1,796,061
Forest Oil Corp.*+                                      59,400        1,789,128
XTO Energy, Inc.+                                       53,947        1,752,199
Nabors Industries Ltd.*+                                36,875        1,746,031
EOG Resources, Inc.+                                    24,270        1,598,179
Vintage Petroleum, Inc.                                 78,500        1,575,495
Frontier Oil Corp.                                      62,992        1,487,241
Cal Dive International, Inc.*+                          41,050        1,462,201
El Paso Corp.+                                         154,282        1,417,852
Diamond Offshore Drilling+                              42,750        1,410,322
BJ Services Co.+                                        26,815        1,405,374
Chesapeake Energy Corp.+                                85,885        1,359,560
Plains Exploration & Production
  Co.*+                                                 55,300        1,319,458
Newfield Exploration Co.*                               20,815        1,274,711
Hanover Compressor Co.*+                                90,928        1,222,982
Patterson-UTI Energy, Inc.+                             61,150        1,166,130
Pioneer Natural Resources Co.+                          33,789        1,165,042
Southwestern Energy Co.*+                               25,972        1,090,564
Unit Corp.*+                                            30,880        1,083,270
Overseas Shipholding Group, Inc.                        21,161        1,050,432
Ashland, Inc.                                           18,512        1,038,153
Noble Energy, Inc.                                      16,725          974,064
Williams Cos., Inc.                                     74,650          903,265
Smith International, Inc.*+                             14,325          869,957
Precision Drilling Corp.*+                              15,015          863,362
Stone Energy Corp.*                                     18,800          822,688
Cimarex Energy Co.*                                     22,121          772,908
Tetra Technologies, Inc.*                               23,421          727,222
St. Mary Land & Exploration Co.                         16,900          672,789
Maverick Tube Corp.*+                                   21,425          660,104
Patina Oil & Gas Corp.                                  21,737          642,763
Swift Energy Co.*                                       25,760          617,210
Noble Corp.*+                                           12,900          579,855
Helmerich & Payne, Inc.                                 20,000          573,800
Oceaneering International, Inc.*+                       15,321          564,426
National-Oilwell, Inc.*                                 17,150          563,549
Spinnaker Exploration Co.*+                             15,940          558,538
Veritas DGC, Inc.*+                                     24,300          553,554
Halliburton Co.                                         14,625          492,716
CARBO Ceramics, Inc.                                     6,683          482,112
Grant Prideco, Inc.*+                                   22,850          468,196
Remington Oil & Gas Corp.*                              16,100          422,625
Input/Output, Inc.*+                                    37,050          381,986
Cabot Oil & Gas Corp.+                                   7,350          330,015
SAN Juan Basin Royalty TR                               10,700          326,457
Lone Star Technologies, Inc.*+                           7,547          285,277
Atwood Oceanics, Inc.*                                   5,900          280,486
Pogo Producing Co.                                       5,471          259,599
Kinder Morgan Energy Partners-LP                         4,700          220,148
Teekay Shipping Corp.                                    3,950          170,206
Tesoro Petroleum Corp.*+                                 5,700          168,321
OMI Corp.                                               10,500          168,210
General Maritime Corp*                                   4,800          167,184
Frontline, Ltd.                                          3,500          165,165
PetroKazakhstan, Inc.-Class A                            4,589          157,265
Western Gas Resources, Inc.                              5,100          145,809
W-H Energy Services, Inc.*                               5,750          119,313
Key Energy Services, Inc.*                                 500            5,525
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $128,225,566)                                               151,137,139
                                                                  -------------

                                              See Notes to Financial Statements.


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
ENERGY FUND

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                             $     644,115    $     644,115
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $644,115)                                                       644,115
                                                                  -------------

SECURITIES LENDING COLLATERAL 15.2%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                     23,463,476       23,463,476
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $23,463,476)                                                 23,463,476
                                                                  -------------
TOTAL INVESTMENTS 113.6%
  (Cost $152,333,157)                                             $ 175,244,730
                                                                  =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (13.6)%                                               $ (20,984,612)
                                                                  =============
NET ASSETS -- 100.0%                                              $ 154,260,118

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
ENERGY SERVICES FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.2%

Schlumberger Ltd.                                      110,764    $   7,455,525
Transocean, Inc.*+                                     132,482        4,740,206
Baker Hughes, Inc.+                                    102,469        4,479,945
Nabors Industries Ltd.*+                                92,062        4,359,136
BJ Services Co.+                                        76,846        4,027,499
Halliburton Co.                                        117,135        3,946,278
Weatherford International Ltd.*+                        66,850        3,410,687
Pride International, Inc.*+                            163,603        3,237,703
Tidewater, Inc.                                         88,965        2,895,811
Cal Dive International, Inc.*+                          75,691        2,696,113
Smith International, Inc.*+                             43,186        2,622,686
Diamond Offshore Drilling+                              77,800        2,566,622
Helmerich & Payne, Inc.                                 87,488        2,510,031
FMC Technologies, Inc.*                                 70,840        2,366,056
Grant Prideco, Inc.*+                                  114,289        2,341,782
National-Oilwell, Inc.*                                 70,697        2,323,103
Noble Corp.*+                                           51,649        2,321,622
Cooper Cameron Corp.*                                   42,193        2,313,864
Patterson-UTI Energy, Inc.                             107,440        2,048,881
Unit Corp.*+                                            56,413        1,978,968
Atwood Oceanics, Inc.*                                  41,476        1,971,769
Rowan Cos., Inc.*+                                      71,683        1,892,431
ENSCO International, Inc.+                              57,574        1,880,943
Offshore Logistics, Inc.*                               50,452        1,736,558
Lone Star Technologies, Inc.*+                          45,407        1,716,385
Varco International, Inc.*                              62,991        1,689,419
W-H Energy Services, Inc.*                              79,215        1,643,711
Maverick Tube Corp.*+                                   50,241        1,547,925
CARBO Ceramics, Inc.                                    19,668        1,418,849
Dril-Quip, Inc.*                                        63,100        1,407,130
Oceaneering International, Inc.*+                       29,709        1,094,480
Hydril*                                                 22,805          979,475
Input/Output, Inc.*+                                    81,100          836,141
Tetra Technologies, Inc.*                               24,037          746,349
Precision Drilling Corp.*+                              11,750          675,625
Veritas DGC, Inc.*+                                     27,000          615,060
Universal Compression Holdings,
  Inc.*                                                 13,250          451,427
Hanover Compressor Co.*                                 28,020          376,869
SEACOR Holdings, Inc.*                                   4,603          215,190
Core Laboratories/NV*                                    3,670           90,245
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $68,753,314)                                                 87,628,499
                                                                  -------------


                                                          FACE
                                                        AMOUNT
                                                 -------------

REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                             $     686,015    $     686,015
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $686,015)                                                       686,015
                                                                  -------------

SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                     17,615,930       17,615,930
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $17,615,930)                                                 17,615,930
                                                                  -------------
TOTAL INVESTMENTS 118.7%
  (Cost $87,055,259)                                              $ 105,930,444
                                                                  =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (18.7)%                                               $ (16,723,915)
                                                                  =============
NET ASSETS -- 100.0%                                              $  89,206,529

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

                                              See Notes to Financial Statements.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.2%

Citigroup, Inc.                                          26,122    $  1,152,503
J.P. Morgan Chase & Co.                                  21,637         859,638
Wachovia Corp.+                                          17,877         839,325
MetLife, Inc.                                            18,693         722,484
Washington Mutual, Inc.                                  18,441         720,674
Countrywide Financial Corp.+                             18,122         713,826
Capital One Financial Corp.+                              8,912         658,597
PNC Financial Services Group, Inc.                       11,830         640,003
Chubb Corp.+                                              8,780         617,058
KeyCorp                                                  19,523         616,927
XL Capital Ltd.+                                          8,172         604,646
Loews Corp.                                              10,084         589,914
Vornado Realty Trust                                      9,360         586,685
Banknorth Group, Inc.                                    16,371         572,985
Principal Financial Group, Inc.+                         15,890         571,563
Radian Group, Inc.+                                      11,890         549,675
Everest Re Group Ltd.                                     7,364         547,366
MGIC Investment Corp.+                                    8,199         545,643
PMI Group, Inc.+                                         13,329         540,891
Hudson City Bancorp, Inc.                                15,071         538,638
SAFECO Corp.+                                            11,777         537,620
Commerce Bancorp, Inc./NJ+                                9,702         535,550
New York Community Bancorp, Inc.                         25,670         527,262
CNA Financial Corp.*                                     21,641         519,600
Markel Corp.*                                             1,684         519,346
United Dominion Realty Trust, Inc.+                      26,110         517,761
Independence Community Bank
  Corp.                                                  13,240         517,022
Camden Property Trust+                                   11,130         514,206
CBL & Associates Properties, Inc.+                        8,370         510,151
Student Loan Corp.                                        3,594         509,450
HCC Insurance Holdings, Inc.+                            16,840         507,726
Shurgard Storage Centers, Inc. --
  Class A                                                13,017         505,060
Astoria Financial Corp.                                  14,190         503,603
Friedman Billings Ramsey Group,
  Inc. -- Class A+                                       26,101         498,529
Nationwide Financial Services, Inc.                      14,142         496,526
LandAmerica Financial Group, Inc.                        10,889         495,450
Lexington Corporate Properties
  Trust                                                  22,743         493,751
Horace Mann Educators Corp.                              27,767         488,144
Entertainment Properties Trust+                          12,896         487,469
Annaly Mortgage Mgt.+                                    28,302         484,813
Flagstar Bancorp, Inc.                                   22,600         480,928
Greater Bay Bancorp+                                     16,707         480,326
Susquehanna Bancshares, Inc.                             19,220         472,812
Commercial Federal Corp.+                                17,411         469,749
Bank of New York Co., Inc.                               15,350         447,760
Moody's Corp.                                             6,000         439,500
HSBC Holdings Plc+                                        5,410         431,718
American Express Co.                                      8,040         413,738
Gold Banc Corp., Inc.                                    30,278         408,450
Kookmin Bank -- SP ADR*                                  12,655         402,935
First Republic Bank+                                      8,416         387,136
Nuveen Investments, Inc. -- Class A                      13,021         385,422
AMB Property Corp.                                        9,290         343,916
Transatlantic Holdings, Inc.                              6,109         332,024
T. Rowe Price Group, Inc.+                                6,488         330,499
Mellon Financial Corp.                                   11,390         315,389
Fremont General Corp.                                    13,240         306,506
State Street Corp.                                        7,090         302,814
Bank of America Corp.                                     6,106         264,573
Eaton Vance Corp.+                                        6,510         262,939
American International Group, Inc.                        3,738         254,147
Simon Property Group, Inc.+                               4,390         235,436
NewAlliance Bancshares, Inc.                             15,580         223,573
MBNA Corp.                                                7,745         195,174
Odyssey Re Holdings Corp.+                                8,614         191,059
Legg Mason, Inc.+                                         3,430         182,716
Golden West Financial Corp.                               1,522         168,866
Blackrock, Inc.                                           2,120         155,799
Franklin Resources, Inc.                                  2,490         138,842
SLM Corp.                                                 3,000         133,800
Trizec Properties, Inc.                                   7,688         122,777
UBS AG                                                    1,730         121,671
Providian Financial Corp.*+                               7,669         119,176
Host Marriott Corp.*+                                     7,970         111,819
AmeriCredit Corp.*                                        4,864         101,560
Wells Fargo & Co.                                         1,449          86,404
Investors Financial Services Corp.                        1,760          79,429
American Capital Strategies, Ltd.                         2,270          71,142
First Marblehead Corp.*                                   1,398          64,867
Prudential Financial, Inc.                                1,330          62,563
Capital Automotive REIT                                   1,394          43,590
W.R. Berkley Corp.                                          931          39,251
ProAssurance Corp.*                                       1,020          35,720
Piper Jaffray Cos., Inc.*                                   870          34,443
Fannie Mae                                                  371          23,521
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $32,208,290)                                                 34,034,559
                                                                   ------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                    $  6,332,886    $  6,332,886
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,332,886)                                                   6,332,886
                                                                   ------------
TOTAL INVESTMENTS 116.5%
  (Cost $38,541,176)                                               $ 40,367,445
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (16.5)%                                                $ (5,720,277)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 34,647,168

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

REIT--REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
HEALTH CARE FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.1%

Pfizer, Inc.                                            136,433      $ 4,174,850
Johnson & Johnson, Inc.+                                 52,849        2,976,984
Abbott Laboratories                                      45,890        1,943,900
Eli Lilly & Co.                                          27,453        1,648,553
Merck & Co., Inc.                                        49,138        1,621,554
Bristol-Myers Squibb Co.+                                65,218        1,543,710
Genentech, Inc.*+                                        28,320        1,484,534
UnitedHealth Group, Inc.                                 19,938        1,470,228
Wyeth                                                    36,967        1,382,566
Amgen, Inc.*+                                            23,017        1,304,604
Guidant Corp.+                                           19,163        1,265,525
Medtronic, Inc.                                          24,134        1,252,555
Boston Scientific Corp.*+                                28,940        1,149,786
Gilead Sciences, Inc.*+                                  30,598        1,143,753
Biogen Idec, Inc.*+                                      13,810          844,758
CIGNA Corp.                                              11,435          796,219
Baxter International, Inc.                               23,506          755,953
Aetna, Inc.                                               7,470          746,477
Zimmer Holdings, Inc.*                                    9,260          731,910
Allergan, Inc.+                                           9,800          710,990
St. Jude Medical, Inc.*                                   9,320          701,516
Genzyme Corp.*+                                          12,610          686,110
Anthem, Inc.*+                                            7,378          643,730
WellPoint Health Networks, Inc.*                          5,992          629,699
Caremark Rx, Inc.*+                                      18,403          590,184
Schering AG -- SP ADR                                     9,290          582,947
Becton, Dickinson & Co.                                  10,310          533,027
Forest Laboratories, Inc.*                               11,816          531,484
IMS Health, Inc.                                         19,800          473,616
Quest Diagnostics, Inc.+                                  5,270          464,919
Stryker Corp.                                             9,626          462,818
Varian Medical Systems, Inc.*                            12,920          446,644
Celgene Corp.*+                                           7,650          445,459
Patterson Cos., Inc.*+                                    5,690          435,626
McKesson Corp.+                                          16,892          433,280
Biomet, Inc.+                                             9,240          433,171
HCA, Inc.                                                11,343          432,735
Millennium Pharmaceuticals, Inc.*+                       30,685          420,691
C.R. Bard, Inc.                                           7,300          413,399
DENTSPLY International, Inc.                              7,760          403,054
Cardinal Health, Inc.                                     9,064          396,731
Sepracor, Inc.*+                                          8,060          393,167
Express Scripts, Inc.*+                                   5,990          391,387
Schering-Plough Corp.+                                   19,584          373,271
Fisher Scientific International, Inc.*+                   6,380          372,145
Bausch & Lomb, Inc.+                                      5,600          372,120
Applera Corp. -- Applied
  Biosystems Group                                       19,350          365,134
ImClone Systems, Inc.*+                                   6,620          349,867
Laboratory Corporation of America
  Holdings*+                                              7,730          337,956
Elan Corp. PLC -- SP ADR*+                               14,370          336,258
Novo-Nordisk A/S -- SP ADR                                5,700          312,189
Hillenbrand Industries, Inc.                              6,167          311,619
Coventry Health Care, Inc.*+                              5,590          298,338
Cephalon, Inc.*+                                          5,870          281,173
Henry Schein, Inc.*+                                      4,490          279,772
Covance, Inc.*                                            6,890          275,393
Dade Behring Holdings, Inc.*                              4,560          254,074
Chiron Corp.*+                                            5,340          236,028
MGI Pharma, Inc.*                                         8,590          229,267
Edwards Lifesciences Corp.*                               6,745          225,957
Amylin Pharmaceuticals, Inc.*+                           10,830          222,232
Barr Pharmaceuticals, Inc.*                               5,055          209,429
Humana, Inc.*                                            10,460          208,991
Cerner Corp.*+                                            4,660          201,592
Pacificare Health Systems, Inc.*                          5,270          193,409
Beckman Coulter, Inc.                                     3,364          188,788
Andrx Corp.*                                              8,391          187,623
DaVita, Inc.*                                             5,990          186,589
Omnicare, Inc.                                            6,561          186,070
First Health Group Corp.*                                11,501          185,051
Invacare Corp.                                            3,844          176,824
Sierra Health Services, Inc.*                             3,680          176,382
Invitrogen Corp.*+                                        3,160          173,768
Health Management Associates,
  Inc. -- Class A+                                        8,500          173,655
Manor Care, Inc.                                          5,780          173,169
WellChoice, Inc.*                                         4,330          161,639
Hospira, Inc.*                                            5,240          160,344
Pharmaceutical Product
  Development, Inc.*                                      4,431          159,516
Universal Health Services, Inc. --
  Class B+                                                3,610          157,035
Health Net, Inc.*                                         6,090          150,545
Visx, Inc.*+                                              6,610          136,166
Accredo Health, Inc.*                                     5,728          135,009
Community Health Systems, Inc.*                           4,900          130,732
Haemonetics Corp./MA*                                     3,890          127,748
American Healthways, Inc.*                                4,230          123,135
Vertex Pharmaceuticals, Inc.*+                           11,707          122,924
Conmed Corp.*                                             4,560          119,928
Chemed Corp.                                              2,010          112,037
Service Corporation International/US*                    17,950          111,470

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
HEALTH CARE FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

Priority Healthcare Corp. --
Class B*                                                  5,270     $   106,191
Sola International, Inc.*                                 5,350         101,918
Arthocare Corp.*                                          3,450         101,051
Analogic Corp.+                                           2,142          89,300
Pediatrix Medical Group, Inc.*                            1,430          78,436
Regeneron Pharmaceuticals, Inc.*                          8,920          77,426
RehabCare Group, Inc.*                                    2,712          62,457
Protein Design Labs, Inc.*                                2,940          57,565
Triad Hospitals, Inc.*                                    1,529          52,659
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $45,094,190)                                                 50,984,167
                                                                    -----------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                                $   538,317         538,317
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $538,317)                                                       538,317
                                                                    -----------
SECURITIES LENDING COLLATERAL 17.1%
Investment in Securities Lending Short Term
Investment Porfolio Held by
U.S. Bank (Note 7)                                    8,913,225       8,913,225
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,913,225)                                                   8,913,225
                                                                    -----------
TOTAL INVESTMENTS 116.3%
  (Cost $54,545,732)                                                $60,435,709
                                                                    ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (16.3)%                                                 $(8,481,638)
                                                                    ===========
NET ASSETS -- 100.0%                                                $51,954,071

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
INTERNET FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.5%

Cisco Systems, Inc.*                                     67,909    $  1,229,153
eBay, Inc.*+                                             10,769         990,102
Qualcomm, Inc.+                                          21,380         834,675
Time Warner, Inc.*+                                      50,478         814,715
Yahoo!, Inc.*+                                           22,240         754,158
Research In Motion Ltd.*+                                 7,824         597,284
Amazon.com, Inc.*+                                       12,889         526,644
Intuit, Inc.*+                                           10,932         496,313
Symantec Corp.*+                                          8,674         476,029
Qwest Communications
  International, Inc.*                                  118,130         393,373
McAfee, Inc.*+                                           17,319         348,112
TIBCO Software, Inc.*                                    34,753         295,748
Sun Microsystems, Inc.*                                  70,921         286,521
Juniper Networks, Inc.*+                                 12,011         283,460
WebMD Corp.*                                             38,517         268,078
EarthLink, Inc.*+                                        25,989         267,687
E*Trade Financial Corp.*                                 22,730         259,577
F5 Networks, Inc.*+                                       8,336         253,915
InterActiveCorp*+                                        11,213         246,910
CheckFree Corp.*                                          8,681         240,203
Red Hat, Inc.*+                                          18,450         225,828
VeriSign, Inc.*                                          10,644         211,603
United Online, Inc.*                                     18,630         179,221
Jupitermedia Corp.*                                       7,706         137,167
Priceline.com, Inc.*+                                     5,976         132,488
ValueClick, Inc.*                                        13,795         130,225
Netflix, Inc.*+                                           8,360         128,911
Digitas, Inc.*                                           15,630         120,820
aQuantive, Inc.*                                         12,520         120,818
Broadcom Corp. -- Class A*+                               4,406         120,240
Siebel Systems, Inc.*                                    13,210          99,603
Foundry Networks, Inc.*                                  10,303          97,775
PalmOne, Inc.*+                                           3,030          92,233
NetBank, Inc.                                             8,400          84,084
Check Point Software Technologies
  Ltd.*                                                   4,820          81,795
BEA Systems, Inc.*                                        9,079          62,736
Monster Worldwide, Inc.*                                  2,336          57,559
WebEx Communications, Inc.*                               1,910          41,676
Sonicwall, Inc.*                                          6,080          41,101
CNET Networks, Inc.*                                      2,560          23,424
Akamai Technologies, Inc.*+                               1,620          22,761
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $8,278,548)                                                  12,074,725
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.5%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    182,163    $    182,163
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $182,163)                                                       182,163
                                                                   ------------

SECURITIES LENDING COLLATERAL 26.6%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       3,269,240       3,269,240
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,269,240)                                                   3,269,240
                                                                   ------------
TOTAL INVESTMENTS 126.6%
  (Cost $11,729,951)                                               $ 15,526,128
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (26.6)%                                                $ (3,266,043)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 12,260,085

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
LEISURE FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.9%

Time Warner, Inc.*+                                     150,162    $  2,423,615
Walt Disney Co.                                          88,600       1,997,930
McDonald's Corp.                                         64,620       1,811,299
Viacom, Inc. -- Class B                                  43,630       1,464,223
Starbucks Corp.*+                                        30,864       1,403,077
International Game Technology, Inc.                      36,254       1,303,331
Marriott International, Inc. --
  Class A+                                               23,036       1,196,951
Mattel, Inc.+                                            60,968       1,105,350
Electronic Arts, Inc.*+                                  22,818       1,049,400
Carnival Corp.+                                          22,013       1,040,995
MGM Mirage, Inc.*                                        20,180       1,001,937
Fox Entertainment Group, Inc. --
  Class A*+                                              28,360         786,706
Brinker International, Inc.*+                            25,160         783,734
Choice Hotels International, Inc.                        13,323         767,272
Applebee's International, Inc.                           29,917         756,302
Hasbro, Inc.+                                            38,406         722,033
CEC Entertainment, Inc.*                                 19,490         716,257
Ruby Tuesday, Inc.+                                      25,674         715,534
Jack in the Box, Inc.*                                   21,340         677,118
WMS Industries, Inc.*+                                   25,380         652,012
Argosy Gaming Co.*                                       15,236         597,251
Hilton Hotels Corp.                                      30,640         577,258
THQ, Inc.*+                                              29,140         567,064
Lone Star Steakhouse & Saloon, Inc.                      21,809         563,326
Ryan's Restaurant Group, Inc.*                           37,600         557,984
Yum! Brands, Inc.+                                       13,718         557,774
Papa John's International, Inc.*                         17,845         547,485
4Kids Entertainment, Inc.*                               26,637         538,067
CBRL Group, Inc.+                                        14,820         534,706
Krispy Kreme Doughnuts, Inc.*+                           42,190         534,125
Landry's Restaurants, Inc.                               18,500         504,865
Arctic Cat, Inc.                                         19,309         501,069
Multimedia Games, Inc.*                                  31,450         487,475
Sonic Corp.*                                             18,920         484,920
Eastman Kodak Co.+                                       14,448         465,515
Sturm Ruger & Co., Inc.                                  51,163         460,979
Starwood Hotels & Resorts
  Worldwide, Inc.                                         9,516         441,733
Activision, Inc.*                                        31,826         441,427
Polaris Industries, Inc.                                  7,788         434,726
Outback Steakhouse, Inc.                                  9,948         413,140
Darden Restaurants, Inc.                                 17,520         408,566
Bally Total Fitness Holding Corp.*                      105,170         382,819
Wendy's International, Inc.                              11,130         373,968
News Corp. Ltd. -- SP ADR+                               11,330         372,417
Scientific Games Corp. -- Class A*                       14,522         277,370
Mandalay Resort Group                                     4,022         276,110
Marvel Enterprises, Inc.*                                17,837         259,707
Caesars Entertainment, Inc.*                             14,150         236,305
Harrah's Entertainment, Inc.                              4,398         233,006
Pixar, Inc.*+                                             2,760         217,764
International Speedway Corp. --
  Class A                                                 4,200         209,580
Shuffle Master, Inc.*+                                    5,170         193,668
Action Performance Cos., Inc.                            18,620         188,621
Jakks Pacific, Inc.*                                      7,370         169,510
Brunswick Corp.                                           3,270         149,635
Meade Instruments Corp.*                                 44,873         139,555
GTECH Holdings Corp.                                      5,300         134,196
Station Casinos, Inc.                                     1,610          78,954
Metro-Goldwyn-Mayer, Inc.*                                6,610          76,478
Boyd Gaming Corp.                                         1,190          33,498
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $34,494,768)                                                 36,997,692
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    349,928         349,928
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $349,928)                                                       349,928
                                                                   ------------

SECURITIES LENDING COLLATERAL 14.1%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       5,306,998       5,306,998
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,306,998)                                                   5,306,998
                                                                   ------------
TOTAL INVESTMENTS 112.9%
  (Cost $40,151,694)                                               $ 42,654,618
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (12.9)%                                                $ (4,867,210)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 37,787,408

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
PRECIOUS METALS FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.6%

Newmont Mining Corp.+                                  725,732    $  33,042,578
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                     619,886       25,105,383
Barrick Gold Corp.                                     671,842       14,135,556
AngloGold Ashanti Ltd. -- SP ADR+                      358,600       13,949,540
Placer Dome, Inc.+                                     656,606       13,053,327
Pan American Silver Corp.*+                            648,864       11,050,154
Coeur d'Alene Mines Corp.*+                          2,281,671       10,815,121
Gold Fields Ltd. -- SP ADR+                            784,077       10,702,651
Goldcorp, Inc.                                         768,412       10,650,190
Harmony Gold Mining Co. Ltd. --
  SP ADR+                                              763,681       10,401,335
Wheaton River Minerals Ltd.*+                        2,673,456        8,421,386
Golden Star Resources Ltd.*+                         1,544,738        8,140,769
Silver Standard Resources, Inc.*+                      491,167        8,114,079
Hecla Mining Co.*                                    1,072,536        7,979,668
Glamis Gold Ltd.*                                      422,527        7,913,931
Bema Gold Corp.*                                     2,386,585        7,613,206
Kinross Gold Corp.*                                  1,058,384        7,175,844
Meridian Gold, Inc.*                                   417,873        6,986,837
Apex Silver Mines Ltd.*                                316,216        6,861,887
Agnico-Eagle Mines Ltd.+                               450,354        6,431,055
Cia de Minas Buenaventura SA --
  SP ADR                                               267,684        6,357,495
Stillwater Mining Co.*                                 399,485        6,192,017
Durban Roodepoort Deep Ltd. --
  SP ADR*+                                           2,107,233        4,237,646
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $172,908,721)                                               245,331,655
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------


REPURCHASE AGREEMENTS 1.9%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                             $   4,795,056    $   4,795,056
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,795,056)                                                   4,795,056
                                                                  -------------

SECURITIES LENDING COLLATERAL 24.7%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                     61,413,695       61,413,695
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $61,413,695)                                                 61,413,695
                                                                  -------------
TOTAL INVESTMENTS 125.2%
  (Cost $239,117,472)                                             $ 311,540,406
                                                                  =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (25.2)%                                               $ (62,638,209)
                                                                  =============
NET ASSETS -- 100.0%                                              $ 248,902,197

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
REAL ESTATE FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.0%

Equity Office Properties Trust+                          35,024    $    954,404
Simon Property Group, Inc.+                              17,676         947,964
Equity Residential                                       29,060         900,860
Rouse Co.                                                13,050         872,784
Vornado Realty Trust                                     13,356         837,154
General Growth Properties, Inc.+                         24,283         752,773
KIMCO Realty Corp.                                       14,435         740,515
Archstone-Smith Trust                                    23,298         737,149
Plum Creek Timber (REIT) Co., Inc.                       20,937         733,423
Boston Properties, Inc.                                  13,120         726,717
Public Storage, Inc.                                     14,580         722,439
ProLogis                                                 20,319         716,042
Duke Realty Corp.                                        19,700         654,040
AvalonBay Communities, Inc.+                             10,370         624,481
iStar Financial, Inc.                                    14,990         618,038
Developers Diversified Realty Corp.                      14,790         579,028
Health Care Property Investors, Inc.                     21,070         547,820
Apartment Investment & Management
  Co. -- Class A                                         15,350         533,873
Liberty Property Trust+                                  13,070         520,709
Macerich Co.+                                             9,610         512,117
Weingarten Realty Investors                              15,225         502,577
Mack-Cali Realty Corp.                                   11,300         500,590
AMB Property Corp.                                       13,190         488,294
Chelsea Property Group, Inc.                              7,260         487,146
Regency Centers Corp.+                                   10,460         486,285
Mills Corp.                                               9,360         485,503
New Plan Excel Realty Trust                              19,162         479,050
Hospitality Properties Trust                             11,210         476,313
Pan Pacific Retail Properties, Inc.                       8,350         451,735
United Dominion Realty Trust, Inc.+                      22,489         445,957
Thornburg Mortgage, Inc.                                 15,120         438,631
CenterPoint Properties Trust                             10,010         436,236
Arden Realty, Inc.                                       13,373         435,692
Rayonier, Inc.                                            9,560         432,494
Federal Realty Investment Trust+                          9,820         432,080
CBL & Associates Properties, Inc.+                        7,010         427,259
Shurgard Storage Centers, Inc. --
  Class A                                                10,660         413,608
BRE Properties -- Class A+                               10,770         413,029
CarrAmerica Realty Corp.                                 12,550         410,385
SL Green Realty Corp.                                     7,850         406,708
HRPT Properties Trust                                    37,001         406,641
Health Care REIT, Inc.                                   11,550         406,560
Camden Property Trust+                                    8,540         394,548
Reckson Associates Realty Corp.+                         13,550         389,563
Prentiss Properties Trust                                10,710         385,560
Realty Income Corp.                                       8,560         385,457
Pennsylvania Real Estate Investment
  Trust                                                   9,716         375,621
Essex Property Trust, Inc.                                5,200         373,620
Healthcare Realty Trust, Inc.                             9,510         371,270
Cousins Properties, Inc.                                 10,437         358,093
First Industrial Realty Trust, Inc.+                      9,627         355,236
Crescent Real Estate EQT Co.+                            22,546         354,874
Washington Real Estate Investment
  Trust                                                  11,310         342,693
Taubman Centers, Inc.                                    13,245         342,118
Alexandria Real Estate Equities, Inc.                     5,112         335,961
Nationwide Health Properties, Inc.                       16,098         334,034
Heritage Property Investment Trust                       11,212         327,054
Highwoods Properties, Inc.                               13,050         321,161
Home Properties, Inc.                                     7,980         315,689
Brandywine Realty Trust+                                 11,060         314,989
Capital Automotive REIT                                   9,954         311,262
Kilroy Realty Corp.                                       8,175         310,895
Post Properties, Inc.                                    10,300         307,970
Lexington Corporate Properties
  Trust                                                  13,512         293,346
Colonial Properties Trust                                 7,097         285,441
Gables Residential Trust                                  8,287         283,001
Glimcher Realty Trust                                    11,322         275,125
Commercial Net Lease Realty                              15,006         273,409
Corporate Office Properties Trust
  SBI/MD                                                 10,652         272,904
Summit Properties, Inc.                                  10,050         271,853
Entertainment Properties Trust+                           7,160         270,648
LaSalle Hotel Properties                                  9,739         268,796
PS Business Parks, Inc.                                   6,685         266,397
Mid-America Apartment
  Communities, Inc.                                       6,630         258,239
Manufactured Home Communities,
  Inc.                                                    7,673         255,051
Eastgroup Properties                                      7,522         249,730
Sun Communities, Inc.                                     6,371         249,679
National Health Investors, Inc.                           8,756         249,021
Tanger Factory Outlet Centers, Inc.                       5,307         237,647
Cornerstone Realty Income Trust,
  Inc.                                                   24,331         237,471
Sovran Self Storage, Inc.                                 5,874         230,143
FelCor Lodging Trust, Inc.*                              19,406         219,482
Innkeepers USA Trust                                     17,640         219,442
AMLI Residential Properties Trust                         7,130         217,822
Glenborough Realty Trust, Inc.                           10,257         213,038
Parkway Properties, Inc./MD                               4,328         201,036
Saul Centers, Inc.                                        6,088         200,173

                                              See Notes to Financial Statements.


36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
REAL ESTATE FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

Equity Inns, Inc.                                        19,800    $    195,624
CRT Properties, Inc.                                      9,039         193,887
Kramont Realty Trust                                     10,395         193,347
US Restaurant Properties, Inc.                           11,259         190,165
Bedford Property Investors, Inc.                          5,930         179,916
Ramco-Gershenson Properties                               6,609         178,972
Town & Country Trust                                      6,740         171,533
Meristar Hospitality Corp.*                              31,148         169,757
Correctional Properties Trust                             5,688         155,282
Winston Hotels, Inc.                                     14,389         153,962
Associated Estates Realty Corp.                          14,973         149,580
Urstadt Biddle Properties, Inc.                           8,375         127,635
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $35,105,419)                                                 39,461,325
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    406,636         406,636
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $406,636)                                                       406,636
                                                                   ------------

SECURITIES LENDING COLLATERAL 7.2%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       2,919,459       2,919,459
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,919,459)                                                   2,919,459
                                                                   ------------
TOTAL INVESTMENTS 105.2%
  (Cost $38,431,514)                                               $ 42,787,420
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.2)%                                                 $ (2,128,848)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 40,658,572

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
RETAILING FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.2%

Wal-Mart Stores, Inc.                                    14,818    $    788,318
Home Depot, Inc.                                         14,918         584,786
eBay, Inc.*+                                              5,260         483,604
Lowe's Cos., Inc.+                                        7,944         431,756
Costco Wholesale Corp.+                                   7,540         313,362
Target Corp.                                              6,273         283,853
Amazon.com, Inc.*+                                        6,865         280,504
The Gap, Inc.+                                           14,630         273,581
InterActiveCorp*+                                        11,480         252,790
Sherwin-Williams Co.                                      5,350         235,186
Limited Brands, Inc.+                                    10,350         230,701
Weight Watchers International,
  Inc.*+                                                  5,100         197,982
Walgreen Co.                                              5,461         195,668
Staples, Inc.+                                            6,460         192,637
Office Depot, Inc.*+                                     12,795         192,309
Abercrombie & Fitch Co. --
  Class A+                                                5,990         188,685
Boise Cascade Corp.                                       5,570         185,370
Claire's Stores, Inc.                                     7,190         180,038
BJ's Wholesale Club, Inc.*+                               6,439         176,042
Neiman-Marcus Group, Inc. --
  Class A+                                                2,990         171,925
CVS Corp.                                                 4,015         169,152
Nordstrom, Inc.                                           4,210         160,990
AutoZone, Inc.*+                                          2,080         160,680
Advance Auto Parts, Inc.*+                                4,670         160,648
Regis Corp.                                               3,940         158,467
Chico's FAS, Inc.*+                                       4,620         158,004
Building Material Holding Corp.                           5,555         152,874
Urban Outfitters, Inc.*+                                  4,400         151,360
Rent-A-Center, Inc.*                                      5,850         151,281
Insight Enterprises, Inc.*                                8,810         148,360
Select Comfort Corp.*                                     7,970         145,054
Dress Barn, Inc.*                                         7,943         138,605
J. Jill Group, Inc.*                                      6,864         136,250
Movie Gallery, Inc.                                       7,670         134,455
Rite Aid Corp.*+                                         37,300         131,296
PETCO Animal Supplies, Inc.*                              3,970         129,660
JC Penney Holding Co., Inc.+                              3,660         129,125
Kmart Holding Corp.*+                                     1,390         121,583
PEP Boys-Manny Moe & Jack+                                8,540         119,560
Payless Shoesource, Inc.*+                               11,760         119,129
Kohl's Corp.*+                                            2,289         110,307
Charming Shoppes, Inc.*                                  14,564         103,696
United Auto Group, Inc.                                   4,060         101,865
NeighborCare, Inc.*                                       3,735          94,682
Best Buy Co., Inc.                                        1,729          93,781
May Department Stores Co.                                 3,585          91,884
AnnTaylor Stores Corp.*                                   3,811          89,177
Aaron Rents, Inc.+                                        3,410          74,202
American Eagle Outfitters, Inc.+                          1,913          70,494
Tractor Supply Co.*                                       2,230          70,111
Bed Bath & Beyond, Inc.*                                  1,610          59,747
Christopher & Banks Corp.                                 3,680          58,917
Petsmart, Inc.                                            1,977          56,127
TJX Cos., Inc.                                            2,154          47,474
Sears Roebuck and Co.+                                    1,057          42,121
Adesa, Inc.*                                              2,500          41,075
AutoNation, Inc.*+                                        2,390          40,821
Netflix, Inc.*+                                           2,580          39,784
Federated Department Stores, Inc.                           660          29,984
Stein Mart, Inc.*                                         1,680          25,570
Longs Drug Stores Corp.                                   1,010          24,442
Dollar General Corp.                                      1,170          23,576
Genuine Parts Co.                                           560          21,493
Sonic Automotive, Inc.                                      820          16,441
Williams-Sonoma, Inc.*                                      300          11,265
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $7,766,569)                                                  10,154,666
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    142,440         142,440
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $142,440)                                                       142,440
                                                                   ------------

SECURITIES LENDING COLLATERAL 22.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       2,309,636       2,309,636
                                                                   ------------

                                              See Notes to Financial Statements.


38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
RETAILING FUND

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
-------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,309,636)                                                $  2,309,636
                                                                   ------------
TOTAL INVESTMENTS 121.9%
  (Cost $10,218,645)                                               $ 12,606,742
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (21.9)%                                                $ (2,266,432)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 10,340,310

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
TECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 98.0%

Microsoft Corp.                                         107,702    $  2,977,960
Intel Corp.                                              83,457       1,674,147
Cisco Systems, Inc.*+                                    85,698       1,551,134
International Business Machines
  Corp.                                                  15,217       1,304,706
Oracle Corp.*                                           109,461       1,234,720
Hewlett-Packard Co.+                                     58,806       1,102,612
Dell, Inc.*+                                             25,317         901,285
Qualcomm, Inc.                                           20,470         799,149
Yahoo!, Inc.*+                                           19,734         669,180
Texas Instruments, Inc.                                  28,983         616,758
Motorola, Inc.                                           33,592         606,000
Corning, Inc.*+                                          47,485         526,134
First Data Corp.                                         12,015         522,653
Sun Microsystems, Inc.*                                 121,413         490,509
Computer Associates International,
  Inc.+                                                  14,580         383,454
Intuit, Inc.*+                                            8,220         373,188
Computer Sciences Corp.*                                  7,786         366,721
Symantec Corp.*+                                          6,378         350,025
Analog Devices, Inc.+                                     8,110         314,506
Adobe Systems, Inc.                                       6,320         312,650
Lucent Technologies, Inc.*+                              96,900         307,173
EMC Corp./MA*+                                           26,010         300,155
Micron Technology, Inc.*+                                24,814         298,512
Applied Materials, Inc.*                                 17,859         294,495
Lexmark International, Inc.*                              3,124         262,447
Network Appliance, Inc.*+                                10,804         248,492
Agilent Technologies, Inc.*                              11,230         242,231
Iron Mountain, Inc.*                                      6,720         227,472
Jabil Circuit, Inc.*+                                     9,564         219,972
Autodesk, Inc.+                                           4,520         219,808
Xerox Corp.*+                                            15,388         216,663
CDW Corp.+                                                3,728         216,336
Apple Computer, Inc.*                                     5,506         213,358
Juniper Networks, Inc.*+                                  8,874         209,426
KLA-Tencor Corp.*+                                        4,972         206,239
Broadcom Corp. -- Class A*+                               7,206         196,652
National Semiconductor Corp.*+                           12,340         191,147
Microchip Technology, Inc.+                               7,089         190,269
Novellus Systems, Inc.*                                   7,138         189,799
Harris Corp.+                                             3,426         188,224
Cadence Design Systems, Inc.*+                           13,746         179,248
McAfee, Inc.*+                                            8,805         176,981
Paychex, Inc.+                                            5,862         176,739
Electronic Data Systems Corp.                             9,100         176,449
Maxim Integrated Products, Inc.+                          4,135         174,869
Sabre Holdings Corp.+                                     6,930         169,993
Veritas Software Corp.*                                   9,372         166,822
Alliance Data Systems Corp.*                              4,050         164,268
Advanced Micro Devices, Inc.*+                           12,303         159,939
Automatic Data Processing, Inc.                           3,814         157,594
Storage Technology Corp.*+                                5,920         149,539
Tektronix, Inc.+                                          4,472         148,694
Ingram Micro, Inc. -- Class A*                            8,993         144,787
Xilinx, Inc.+                                             5,146         138,942
Siebel Systems, Inc.*                                    18,092         136,414
CheckFree Corp.*                                          4,860         134,476
National Instruments Corp.+                               4,442         134,459
BMC Software, Inc.*                                       8,372         132,361
SunGard Data Systems, Inc.*                               5,461         129,808
Teradyne, Inc.*+                                          9,063         121,444
Synopsys, Inc.*                                           7,570         119,833
Polycom, Inc.*                                            5,794         114,837
Citrix Systems, Inc.*+                                    6,520         114,230
Zebra Technologies Corp. --
  Class A*                                                1,865         113,784
Scientific-Atlanta, Inc.                                  4,370         113,270
Waters Corp.*+                                            2,554         112,631
Red Hat, Inc.*+                                           9,052         110,796
JDS Uniphase Corp.*+                                     32,370         109,087
BearingPoint, Inc.*                                      12,200         109,068
QLogic Corp.*+                                            3,630         107,484
Ceridian Corp.*                                           5,808         106,925
TIBCO Software, Inc.*                                    12,370         105,269
MEMC Electronic Materials, Inc.*+                        12,382         104,999
Factset Research Systems, Inc.                            1,976          95,243
Fiserv, Inc.*                                             2,724          94,959
Parametric Technology Corp.*                             17,760          93,773
Ask Jeeves, Inc.*                                         2,832          92,635
Thermo Electron Corp.*                                    3,264          88,193
Novell, Inc.*+                                           13,976          88,189
Plantronics, Inc.                                         2,028          87,691
PMC - Sierra, Inc.*+                                      9,926          87,448
Semtech Corp.*+                                           4,538          86,993
Cognizant Technology Solutions
  Corp.*                                                  2,814          85,855
PerkinElmer, Inc.                                         4,980          85,756
Hyperion Solutions Corp.*+                                2,462          83,683
ADTRAN, Inc.+                                             3,678          83,417
Utstarcom, Inc.*+                                         5,086          81,935
Avid Technology, Inc.*                                    1,734          81,273
RSA Security, Inc.*                                       4,034          77,856
RF Micro Devices, Inc.*                                  12,096          76,689
Cognex Corp.                                              2,854          74,775
Avocent Corp.*                                            2,772          72,155

                                              See Notes to Financial Statements.


40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
TECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

Nvidia Corp.*+                                            4,966    $     72,106
Atmel Corp.*+                                            19,895          72,020
Varian Semiconductor Equipment
  Associates, Inc.*                                       2,320          71,688
Anixter International, Inc.*+                             2,020          70,882
Comverse Technology, Inc.*+                               3,624          68,240
Sanmina-SCI Corp.*                                        9,643          67,983
Cypress Semiconductor Corp.*+                             7,567          66,892
Micrel, Inc.*                                             6,410          66,728
Cymer, Inc.*+                                             2,320          66,491
Benchmark Electronics, Inc.*                              2,220          66,156
eFunds Corp.*                                             3,440          63,950
Skyworks Solutions, Inc.*+                                6,720          63,840
Scansource, Inc.*                                           980          62,524
Websense, Inc.*                                           1,494          62,255
Adaptec, Inc.*                                            7,966          60,542
Technitrol, Inc.*                                         2,994          58,383
CSG Systems International, Inc.*                          3,750          57,788
Trimble Navigation Ltd.*                                  1,818          57,449
Flir Systems, Inc.*+                                        980          57,330
Mercury Interactive Corp.*                                1,630          56,854
Axcelis Technologies, Inc.*                               6,720          55,642
Mettler Toledo International, Inc.*                       1,178          55,625
Akamai Technologies, Inc.*+                               3,950          55,498
THQ, Inc.*+                                               2,832          55,111
Vishay Intertechnology, Inc.*+                            4,062          52,400
ADC Telecommunications, Inc.*                            28,832          52,186
BEA Systems, Inc.*                                        7,438          51,397
Global Imaging Systems, Inc.*                             1,652          51,344
Progress Software Corp.*                                  2,564          51,024
Rogers Corp.*                                             1,192          50,648
Black Box Corp.                                           1,326          48,996
Agilsys, Inc.                                             2,786          48,170
Sandisk Corp.*+                                           1,618          47,116
WebEx Communications, Inc.*                               2,143          46,760
Hewitt Associates, Inc. -- Class A*                       1,720          45,511
DSP Group, Inc.*                                          2,139          45,026
Filenet Corp.*                                            2,572          44,907
Reynolds & Reynolds Co. -- Class A                        1,720          42,432
j2 Global Communications, Inc.*                           1,270          40,119
Foundry Networks, Inc.*                                   3,931          37,305
Symmetricom, Inc.*                                        3,940          37,272
DST Systems, Inc.*+                                         828          36,821
Silicon Laboratories, Inc.*                               1,110          36,730
Helix Technology Corp.                                    2,144          29,148
C-COR, Inc.*                                              3,300          27,885
Itron, Inc.*                                              1,474          25,721
Radisys Corp.*                                            1,700          23,715
Kulicke & Soffa Industries, Inc.*                         4,096          23,142
Keithley Instruments, Inc.                                1,316          22,964
Jack Henry & Associates, Inc.                               880          16,518
Electro Scientific Industries, Inc.*                        930          16,136
Inter-Tel, Inc.                                             660          14,269
Littelfuse, Inc.*                                           360          12,431
MapInfo Corp.*                                              608           6,566
SCM Microsystems, Inc.*                                   1,911           5,236
Solectron Corp.*+                                         1,010           5,000
CIENA Corp.*                                              1,660           3,287
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $24,727,567)                                                 30,461,077
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    326,272         326,272
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $326,272)                                                       326,272
                                                                   ------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       4,925,840       4,925,840
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,925,840)                                                   4,925,840
                                                                   ------------
TOTAL INVESTMENTS 114.9%
  (Cost $29,979,679)                                               $ 35,713,189
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.9)%                                                $ (4,624,587)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 31,088,602

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.6%

Vodafone Group PLC -- SP ADR+                            58,053    $  1,399,658
Cisco Systems, Inc.*                                     58,440       1,057,764
Verizon Communications, Inc.                             22,779         897,037
SBC Communications, Inc.+                                34,035         883,208
Qualcomm, Inc.                                           20,122         785,563
Nokia OYJ -- SP ADR                                      52,914         725,980
Telefonaktiebolaget LM Ericsson --
  SP ADR*+                                               22,551         704,493
BellSouth Corp.+                                         24,278         658,419
AT&T Wireless Services, Inc.*                            44,345         655,419
Motorola, Inc.                                           35,294         636,704
Sprint Corp.+                                            28,702         577,771
Nextel Communications, Inc. --
  Class A*                                               22,686         540,834
Corning, Inc.*+                                          41,936         464,651
Avaya, Inc.*                                             29,710         414,157
Alltel Corp.+                                             7,537         413,857
AT&T Corp.+                                              26,596         380,855
Lucent Technologies, Inc.*+                             111,420         353,201
CenturyTel, Inc.                                         10,210         349,590
Juniper Networks, Inc.*+                                 14,010         330,636
Alcatel SA -- SP ADR*+                                   26,428         310,000
Nextel Partners, Inc. -- Class A*+                       14,470         239,913
Scientific-Atlanta, Inc.                                  8,467         219,465
Tellabs, Inc.*+                                          22,867         210,148
JDS Uniphase Corp.*+                                     59,618         200,913
Telephone & Data Systems, Inc.                            2,365         199,062
Citizens Communications Co.+                             13,255         177,484
QLogic Corp.*+                                            5,970         176,772
NII Holdings, Inc. -- Class B*+                           4,190         172,670
Western Wireless Corp.*+                                  6,600         169,686
General Communication --
  Class A*                                               18,350         166,067
Price Communications Corp.*                              10,705         163,251
Harris Corp.+                                             2,925         160,700
Plantronics, Inc.                                         3,390         146,584
CommScope, Inc.*+                                         5,585         120,636
ADTRAN, Inc.+                                             5,245         118,957
Comverse Technology, Inc.*+                               5,880         110,720
Boston Communications Group,
  Inc.*                                                  12,510         109,713
Level 3 Communications, Inc.*+                           41,520         107,537
Commonwealth Telephone
  Enterprises, Inc.*                                      2,420         105,391
Utstarcom, Inc.*+                                         6,390         102,943
Foundry Networks, Inc.*                                  10,564         100,252
Andrew Corp.*                                             8,009          98,030
ViaSat, Inc.*                                             4,783          96,138
Polycom, Inc.*                                            4,828          95,691
Belden CDT, Inc.                                          3,665          79,897
Cia Telecomunicaciones de Chile
  SA-SP ADR                                               7,140          79,183
Advanced Fibre Communications,
  Inc.*                                                   4,960          78,864
Symmetricom, Inc.*                                        7,452          70,496
Crown Castle International Corp.*                         4,720          70,234
ADC Telecommunications, Inc.*                            38,510          69,703
Inter-Tel, Inc.                                           3,220          69,616
McData Corp. -- Class A*                                 13,030          65,541
Harmonic, Inc.*                                           9,115          60,615
C-COR, Inc.*                                              6,545          55,305
CIENA Corp.*                                             27,572          54,593
Audiovox Corp. -- Class A*                                3,150          53,046
Digi International, Inc.*                                 4,408          50,383
Adaptec, Inc.*                                            6,575          49,970
Bel Fuse, Inc. -- Class B                                 1,350          44,658
China Telecom Corp. Ltd. --
  SP ADR                                                  1,360          43,928
Deutsche Telekom AG -- SP ADR*+                           2,100          39,186
Powerwave Technologies, Inc.*                             5,740          35,358
Black Box Corp.+                                            880          32,516
American Tower Corp. -- Class A*+                         1,920          29,472
Telecomunicacoes Brasileiras SA --
  SP ADR                                                    532          14,630
SCM Microsystems, Inc.*                                   4,794          13,136
Alamosa Holdings, Inc.*+                                  1,120           8,557
Brasil Telecom Participacoes SP
  ADR                                                       250           8,100
MCI, Inc.                                                   140           2,345
Tele Leste Celular Participacoes SA --
  SP ADR*                                                     8             122
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $13,479,307)                                                 17,287,974
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    195,035         195,035
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $195,035)                                                       195,035
                                                                   ------------

                                              See Notes to Financial Statements.


42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 16.7%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                    $  2,947,994    $  2,947,994
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,947,994)                                                   2,947,994
                                                                   ------------
TOTAL INVESTMENTS 115.4%
  (Cost $16,622,336)                                               $ 20,431,003
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (15.4)%                                                $ (2,724,253)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 17,706,750

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
TRANSPORTATION FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 100.7%

United Parcel Service, Inc. --
  Class B+                                               37,078    $  2,814,962
FedEx Corp.+                                             20,730       1,776,354
Burlington Northern Santa Fe Corp.                       46,138       1,767,547
Norfolk Southern Corp.+                                  54,949       1,634,183
Union Pacific Corp.                                      22,554       1,321,664
Southwest Airlines Co.                                   72,255         984,113
Ryder System, Inc.+                                      20,783         977,632
CSX Corp.+                                               24,320         807,424
CNF, Inc.                                                19,075         781,884
Expeditors International Washington,
  Inc.+                                                  13,356         690,505
J.B. Hunt Transport Services, Inc.+                      17,569         652,513
EGL, Inc.*+                                              21,489         650,257
Yellow Roadway Corp.*+                                   13,858         649,802
Swift Transportation Co., Inc.*+                         38,362         645,249
Arkansas Best Corp.                                      16,960         621,075
Alaska Air Group, Inc.*                                  22,741         563,522
C.H. Robinson Worldwide, Inc.+                           11,535         535,109
SkyWest, Inc.                                            35,066         527,743
Sirva, Inc.*                                             21,423         490,587
JetBlue Airways Corp.*+                                  22,803         477,039
Kirby Corp.*                                             10,450         419,567
Knight Transportation, Inc.*                             18,995         406,873
Heartland Express, Inc.                                  20,824         384,203
Alexander & Baldwin, Inc.                                10,646         361,325
Landstar System, Inc.*                                    5,380         315,698
AMR Corp.*+                                              42,750         313,358
Kansas City Southern*                                    19,239         291,856
Canadian Pacific Railway Ltd.                             8,860         228,411
Werner Enterprises, Inc.                                 11,107         214,476
SCS Transportation, Inc.*                                10,110         191,483
USF Corp.+                                                4,471         160,464
Frontier Airlines, Inc.*                                 18,781         144,238
Forward Air Corp.*                                        3,211         128,504
HUB Group, Inc. -- Class A*                               3,030         112,868
FLYi, Inc.*+                                             27,877         108,999
Delta Air Lines, Inc.*+                                  18,653          61,368
ExpressJet Holdings, Inc.*+                               5,280          52,853
Mesa Air Group, Inc.*                                     9,210          46,971
AirTran Holdings, Inc.*                                   1,300          12,948
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $20,814,986)                                                 23,325,627
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    247,949    $    247,949
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $247,949)                                                       247,949
                                                                   ------------

SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       4,253,130       4,253,130
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,253,130)                                                   4,253,130
                                                                   ------------
TOTAL INVESTMENTS 120.1%
  (Cost $25,316,065)                                               $ 27,826,706
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (20.1)%                                                $ (4,658,335)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 23,168,371

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

                                              See Notes to Financial Statements.


44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
UTILITIES FUND

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.9%

PG&E Corp.*+                                             44,145    $  1,342,020
Consolidated Edison, Inc.+                               29,384       1,235,303
Sempra Energy+                                           32,157       1,163,762
DTE Energy Co.+                                          27,086       1,142,758
KeySpan Corp.+                                           28,204       1,105,597
Constellation Energy Group, Inc.+                        27,657       1,101,855
Xcel Energy, Inc.+                                       62,069       1,075,035
Energy East Corp.                                        38,570         971,193
Equitable Resources, Inc.+                               17,588         955,204
Pepco Holdings, Inc.+                                    47,159         938,464
NSTAR                                                    18,078         887,630
Allegheny Energy, Inc.*+                                 55,594         887,280
Northeast Utilities                                      45,420         880,694
Southern Union Co.*+                                     40,947         839,403
OGE Energy Corp.                                         32,960         831,581
PNM Resources, Inc.                                      36,260         816,213
Sierra Pacific Resources Corp.*+                         88,020         787,779
WPS Resources Corp.                                      17,452         785,166
Idacorp, Inc.                                            26,486         769,683
Atmos Energy Corp.                                       30,428         766,481
Duquesne Light Holdings, Inc.+                           41,700         748,932
CMS Energy Corp.*+                                       77,860         741,227
Avista Corp.                                             40,555         734,046
Aquila, Inc.*+                                          230,868         720,308
Unisource Energy Corp.                                   29,575         720,151
Cleco Corp.                                              41,589         716,994
CH Energy Group, Inc.                                    15,203         696,297
Laclede Group, Inc.                                      22,824         667,146
Cascade Natural Gas Corp.                                29,670         629,894
CenterPoint Energy, Inc.+                                60,026         621,869
Exelon Corp.                                             16,628         610,081
Dynegy, Inc. -- Class A*+                               122,204         609,798
El Paso Electric Co.*                                    35,483         570,212
Duke Energy Corp.+                                       22,887         523,884
Southern Co.+                                            17,410         521,952
Southwest Gas Corp.                                      21,653         518,589
Dominion Resources, Inc./VA+                              7,567         493,747
UIL Holding Corp.                                         9,868         485,407
TXU Corp.                                                 9,698         464,728
Reliant Resources, Inc.*+                                45,700         426,381
Wisconsin Energy Corp.+                                  12,321         393,040
FirstEnergy Corp.+                                        9,368         384,838
NRG Energy, Inc.*                                        13,060         351,836
Entergy Corp.                                             5,223         316,566
Texas Genco Holdings, Inc.                                6,740         314,421
FPL Group, Inc.+                                          4,212         287,764
AES Corp.*                                               28,682         286,533
American Electric Power Co., Inc.+                        8,137         260,059
Progress Energy, Inc.+                                    5,049         213,775
Green Mountain Power Corp.                                7,739         201,601
Public Service Enterprise Group,
  Inc.+                                                   4,248         180,965
Edison International+                                     5,176         137,216
Ameren Corp.+                                             2,965         136,835
Calpine Corp.*+                                          43,660         126,614
PPL Corp.                                                 2,638         124,461
Aqua America, Inc.                                        5,110         112,982
New Jersey Resources Corp.                                2,680         110,952
Cinergy Corp.+                                            1,947          77,101
NiSource, Inc.                                              438           9,202
MDU Resources Group, Inc.                                    40           1,053
American States Water Co.                                    29             722
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $33,035,276)                                                 35,533,280
                                                                   ------------

                                                           FACE
                                                         AMOUNT
                                                   ------------

REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 4)
  1.71% due 10/01/04                               $    383,043         383,043
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $383,043)                                                       383,043
                                                                   ------------

SECURITIES LENDING COLLATERAL 22.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S.
  Bank (Note 7)                                       8,083,540       8,083,540
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,083,540)                                                   8,083,540
                                                                   ------------
TOTAL INVESTMENTS 121.2%
  (Cost $41,501,859)                                               $ 43,999,863
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (21.2)%                                                $ (7,692,376)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 36,307,487

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 - SEE
      NOTE 7.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               BASIC              BIO-          CONSUMER
                                                           BANKING         MATERIALS        TECHNOLOGY          PRODUCTS
                                                              FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)             $  30,411,354     $  60,297,478     $ 189,732,582     $  24,046,977
Cash in Custodian Bank                                         849                59               180               349
Receivable for Securities Sold (Note 1)                         --         1,429,876        13,117,181                --
Receivable for Shares Purchased                            731,738         1,486,825         1,493,716         1,076,605
Investment Income Receivable (Note 1)                       41,745            41,953                15            64,068
Other Assets                                                 1,736                --                --                --
------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        31,187,422        63,256,191       204,343,674        25,187,999
========================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)        2,386,271         7,583,211        52,868,168         1,748,026
Payable for Securities Purchased (Note 1)                   84,416                --                --           458,979
Liability for Shares Redeemed                              154,687         2,491,790        11,982,168           474,186
Investment Advisory Fee Payable (Note 2)                    29,982            32,459           100,264            18,758
Transfer Agent Fee Payable (Note 2)                          8,818             9,547            29,489             5,517
Distribution and Service Fee Payable (Note 2)                1,818             1,793             2,915             1,655
Portfolio Accounting Fee Payable (Note 2)                    3,527             3,819            11,796             2,207
Custody Fees Payable                                         1,051             1,229             2,853               613
Cash Payable to Custodian Bank                                  --                --                --                --
Other Liabilities                                            8,882            12,014            38,985            11,693
------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    2,679,452        10,135,862        65,036,638         2,721,634
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  28,507,970     $  53,120,329     $ 139,307,036     $  22,466,365
========================================================================================================================
ANALYSIS OF NET ASSETS
Paid-In Capital                                      $  71,525,981     $  71,936,768     $ 308,400,540     $  38,481,339
Undistributed Net Investment Income (Loss)                 396,930            33,686          (986,373)          100,055
Accumulated Net Realized Loss on Investments           (44,672,909)      (24,638,964)     (214,428,974)      (17,329,681)
Net Unrealized Appreciation on Investments               1,257,968         5,788,839        46,321,843         1,214,652
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  28,507,970     $  53,120,329     $ 139,307,036     $  22,466,365
========================================================================================================================
  Investor Class                                     $  10,961,569     $  36,043,992     $ 113,659,242     $   7,954,599
  Advisor Class                                         15,914,681         9,728,959        21,125,026        12,454,037
  A-Class                                                   24,532            54,969             9,943            21,520
  C-Class                                                1,607,188         7,292,409         4,512,825         2,036,209

SHARES OUTSTANDING
  Investor Class                                         1,040,148         1,300,517         5,947,933           291,130
  Advisor Class                                          1,574,665           360,421         1,146,779           468,180
  A-Class                                                    2,426             2,036               540               809
  C-Class                                                  159,226           272,676           244,910            76,921

NET ASSET VALUES
  Investor Class                                     $       10.54     $       27.72     $       19.11     $       27.32
  Advisor Class                                              10.11             26.99             18.42             26.60
  A-Class                                                    10.11             27.00             18.43             26.60
  A-Class Maximum Offering Price Per Share**                 10.61             28.35             19.35             27.93
  C-Class                                                    10.09             26.74             18.43             26.47

*     THE COST OF SECURITIES AT VALUE IS $29,153,386, $54,508,639, $143,410,739,
      $22,832,325, $29,943,394, $152,333,157, $87,055,259, $38,541,176,
      $54,545,732, $11,729,951, $40,151,694, AND $239,117,472, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                                                                ENERGY         FINANCIAL
                                                       ELECTRONICS            ENERGY          SERVICES          SERVICES
                                                              FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)             $  38,815,360     $ 175,244,730     $ 105,930,444     $  40,367,445
Cash in Custodian Bank                                          41           182,016           128,771                --
Receivable for Securities Sold (Note 1)                  5,816,508           381,985         2,175,964         2,825,018
Receivable for Shares Purchased                          1,969,516         2,961,625         3,077,024           402,435
Investment Income Receivable (Note 1)                          494            63,107            21,973            84,531
Other Assets                                                    --                --                --                --
------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        46,601,919       178,833,463       111,334,176        43,679,429
========================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)        7,009,431        23,463,476        17,615,930         6,332,886
Payable for Securities Purchased (Note 1)                       --                --           307,985                --
Liability for Shares Redeemed                            7,600,853           942,962         4,111,380         2,504,128
Investment Advisory Fee Payable (Note 2)                    22,658            87,517            48,833            32,402
Transfer Agent Fee Payable (Note 2)                          6,664            25,740            14,363             9,530
Distribution and Service Fee Payable (Note 2)                  513             4,246             3,140             2,773
Portfolio Accounting Fee Payable (Note 2)                    2,666            10,296             5,745             3,812
Custody Fees Payable                                           640             2,665             2,271             1,251
Cash Payable to Custodian Bank                                  --                --                --           133,389
Other Liabilities                                            9,957            36,443            18,000            12,090
------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   14,653,382        24,573,345        22,127,647         9,032,261
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  31,948,537     $ 154,260,118     $  89,206,529     $  34,647,168
========================================================================================================================
ANALYSIS OF NET ASSETS
Paid-In Capital                                      $ 193,750,431     $ 153,464,775     $ 154,365,533     $  81,185,343
Undistributed Net Investment Income (Loss)                (148,234)          261,019          (338,332)          342,631
Accumulated Net Realized Loss on Investments          (170,525,626)      (22,377,249)      (83,695,857)      (48,707,075)
Net Unrealized Appreciation on Investments               8,871,966        22,911,573        18,875,185         1,826,269
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  31,948,537     $ 154,260,118     $  89,206,529     $  34,647,168
========================================================================================================================
  Investor Class                                     $  27,666,726     $ 123,176,775     $  62,626,943     $   9,502,892
  Advisor Class                                          2,981,712        16,761,933        19,633,906        22,633,469
  A-Class                                                    1,023            48,479             9,161            21,671
  C-Class                                                1,299,076        14,272,931         6,936,519         2,489,136

SHARES OUTSTANDING
  Investor Class                                         2,837,620         8,717,156         2,428,558           856,174
  Advisor Class                                            316,173         1,215,914           783,224         2,084,027
  A-Class                                                      108             3,515               365             1,995
  C-Class                                                  138,252         1,044,542           278,177           230,939

NET ASSET VALUES
  Investor Class                                     $        9.75     $       14.13     $       25.79     $       11.10
  Advisor Class                                               9.43             13.79             25.07             10.86
  A-Class                                                     9.43             13.79             25.08             10.87
  A-Class Maximum Offering Price Per Share**                  9.90             14.48             26.33             11.41
  C-Class                                                     9.40             13.66             24.94             10.78

                                                            HEALTH                                              PRECIOUS
                                                              CARE          INTERNET           LEISURE            METALS
                                                              FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)             $  60,435,709     $  15,526,128     $  42,654,618     $ 311,540,406
Cash in Custodian Bank                                          66                --                --                --
Receivable for Securities Sold (Note 1)                         --         2,286,133           816,279         4,175,586
Receivable for Shares Purchased                          7,144,516         1,000,197           251,832        11,745,056
Investment Income Receivable (Note 1)                       38,396                 9             6,646               228
Other Assets                                                    --                --                --                --
------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        67,618,687        18,812,467        43,729,375       327,461,276
========================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)        8,913,225         3,269,240         5,306,998        61,413,695
Payable for Securities Purchased (Note 1)                  251,916                --                --         2,219,495
Liability for Shares Redeemed                            6,434,418         3,260,910           601,000        14,686,563
Investment Advisory Fee Payable (Note 2)                    33,122            10,301            17,291           117,841
Transfer Agent Fee Payable (Note 2)                          9,742             3,030             5,085            39,280
Distribution and Service Fee Payable (Note 2)                2,936               654             2,305             3,888
Portfolio Accounting Fee Payable (Note 2)                    3,897             1,212             2,034            15,712
Custody Fees Payable                                           969               329               504             3,925
Cash Payable to Custodian Bank                                  --             1,231               197            10,088
Other Liabilities                                           14,391             5,475             6,553            48,592
------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   15,664,616         6,552,382         5,941,967        78,559,079
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  51,954,071     $  12,260,085     $  37,787,408     $ 248,902,197
========================================================================================================================
ANALYSIS OF NET ASSETS
Paid-In Capital                                      $  83,941,920     $  48,576,913     $  57,884,257     $ 269,679,719
Undistributed Net Investment Income (Loss)                (205,707)         (178,937)         (191,908)         (537,649)
Accumulated Net Realized Loss on Investments           (37,672,119)      (39,934,068)      (22,407,865)      (92,662,807)
Net Unrealized Appreciation on Investments               5,889,977         3,796,177         2,502,924        72,422,934
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  51,954,071     $  12,260,085     $  37,787,408     $ 248,902,197
========================================================================================================================
  Investor Class                                     $  25,542,023     $   6,795,240     $  14,058,162     $ 224,090,645
  Advisor Class                                         22,904,789         3,435,478        21,028,765         4,988,537
  A-Class                                                   21,450            11,382             1,042            78,874
  C-Class                                                3,485,809         2,017,985         2,699,439        19,744,141

SHARES OUTSTANDING
  Investor Class                                         2,118,947           206,152           528,836         5,438,866
  Advisor Class                                          1,965,245           106,897           820,617           121,737
  A-Class                                                    1,840               354                41             1,925
  C-Class                                                  299,794            63,313           104,842           494,535

NET ASSET VALUES
  Investor Class                                     $       12.05     $       32.96     $       26.58     $       41.20
  Advisor Class                                              11.65             32.14             25.63             40.98
  A-Class                                                    11.66             32.15             25.63             40.98
  A-Class Maximum Offering Price Per Share**                 12.24             33.75             26.91             43.02
  C-Class                                                    11.63             31.87             25.75             39.92


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                              REAL                                              TELECOM-
                                                            ESTATE         RETAILING        TECHNOLOGY       MUNICATIONS
                                                              FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4 and 7)              $  42,787,420     $  12,606,742     $  35,713,189     $  20,431,003
Cash in Custodian Bank                                          --                12                --                20
Receivable for Securities Sold (Note 1)                  9,975,258         3,219,841                --                --
Receivable for Shares Purchased                          3,295,355            72,823           936,262           679,466
Investment Income Receivable (Note 1)                      195,182             4,428             8,570            11,520
------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        56,253,215        15,903,846        36,658,021        21,122,009
========================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)        2,919,459         2,309,636         4,925,840         2,947,994
Payable for Securities Purchased (Note 1)                       --                --           510,746           406,942
Liability for Shares Redeemed                           12,595,103         3,236,908            89,377            39,036
Investment Advisory Fee Payable (Note 2)                    42,809             8,581            22,046            11,169
Transfer Agent Fee Payable (Note 2)                         12,591             2,524             6,484             3,285
Distribution and Service Fee Payable (Note 2)                2,069               664             1,577               589
Portfolio Accounting Fee Payable (Note 2)                    5,036             1,010             2,594             1,314
Custody Fees Payable                                         1,741               265               660               322
Cash Payable to Custodian Bank                                 816                --               219                --
Other Liabilities                                           15,019             3,948             9,876             4,608
------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   15,594,643         5,563,536         5,569,419         3,415,259
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  40,658,572     $  10,340,310     $  31,088,602     $  17,706,750
========================================================================================================================
ANALYSIS OF NET ASSETS
Paid-In Capital                                      $  41,076,545     $  46,299,186     $ 109,293,584     $  57,650,647
Undistributed Net Investment Income (Loss)                 433,599           (65,497)         (237,862)              969
Accumulated Net Realized Loss on Investments            (5,207,478)      (38,281,476)      (83,700,630)      (43,753,533)
Net Unrealized Appreciation on Investments               4,355,906         2,388,097         5,733,510         3,808,667
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $  40,658,572     $  10,340,310     $  31,088,602     $  17,706,750
========================================================================================================================
  Investor Class                                               N/A     $   4,564,215     $  15,311,243     $  11,558,447
  Advisor Class                                                N/A         4,679,883        14,965,692         4,801,947
  A-Class                                            $      61,397             1,018             5,705             9,317
  C-Class                                                  913,051         1,095,194           805,962         1,337,039
  H-Class                                               39,684,124               N/A               N/A               N/A

SHARES OUTSTANDING
  Investor Class                                               N/A           419,041         1,549,399           802,488
  Advisor Class                                                N/A           440,117         1,554,513           343,333
  A-Class                                                    2,299                96               593               666
  C-Class                                                   34,306           104,437            84,042            95,915
  H-Class                                                1,485,722               N/A               N/A               N/A

NET ASSET VALUES
  Investor Class                                               N/A     $       10.89     $        9.88     $       14.40
  Advisor Class                                                N/A             10.63              9.63             13.99
  A-Class                                            $       26.71             10.64              9.62             13.99
  A-Class Maximum Offering Price Per Share**                 28.04             11.17             10.10             14.69
  C-Class                                                    26.61             10.49              9.59             13.94
  H-Class                                                    26.71               N/A               N/A               N/A

*     THE COST OF SECURITIES AT VALUE IS $38,431,514, $10,218,645, $29,979,679,
      $16,622,336, $25,316,065 AND $41,501,859, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                   TRANSPORTATION        UTILITIES
                                                             FUND             FUND
----------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4 and 7)              $ 27,826,706     $ 43,999,863
Cash in Custodian Bank                                         25               44
Receivable for Securities Sold (Note 1)                 1,021,392          828,787
Receivable for Shares Purchased                         4,517,736        2,764,920
Investment Income Receivable (Note 1)                      18,084           85,711
----------------------------------------------------------------------------------
    TOTAL ASSETS                                       33,383,943       47,679,325
==================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)       4,253,130        8,083,540
Payable for Securities Purchased (Note 1)                 585,248          373,850
Liability for Shares Redeemed                           5,347,472        2,863,678
Investment Advisory Fee Payable (Note 2)                   14,644           27,553
Transfer Agent Fee Payable (Note 2)                         4,307            8,104
Distribution and Service Fee Payable (Note 2)                 752            1,067
Portfolio Accounting Fee Payable (Note 2)                   1,723            3,242
Custody Fees Payable                                          414              813
Cash Payable to Custodian Bank                                 --               --
Other Liabilities                                           7,882            9,991
----------------------------------------------------------------------------------
    TOTAL LIABILITIES                                  10,215,572       11,371,838
----------------------------------------------------------------------------------
NET ASSETS                                           $ 23,168,371     $ 36,307,487
==================================================================================
ANALYSIS OF NET ASSETS
Paid-In Capital                                      $ 44,816,523     $ 46,790,273
Undistributed Net Investment Income (Loss)               (125,984)         370,169
Accumulated Net Realized Loss on Investments          (24,032,809)     (13,350,959)
Net Unrealized Appreciation on Investments              2,510,641        2,498,004
----------------------------------------------------------------------------------
NET ASSETS                                           $ 23,168,371     $ 36,307,487
==================================================================================
  Investor Class                                     $ 16,721,658     $ 26,733,335
  Advisor Class                                         5,290,788        6,743,792
  A-Class                                                  32,013           49,322
  C-Class                                               1,123,912        2,781,038
  H-Class                                                     N/A              N/A

SHARES OUTSTANDING
  Investor Class                                          818,907        1,252,814
  Advisor Class                                           271,978          324,258
  A-Class                                                   1,646            2,371
  C-Class                                                  56,574          136,299
  H-Class                                                     N/A              N/A

NET ASSET VALUES
  Investor Class                                     $      20.42     $      21.34
  Advisor Class                                             19.45            20.80
  A-Class                                                   19.45            20.80
  A-Class Maximum Offering Price Per Share**                20.42            21.84
  C-Class                                                   19.87            20.40
  H-Class                                                     N/A              N/A


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    BASIC             BIO-         CONSUMER
                                                                 BANKING        MATERIALS       TECHNOLOGY         PRODUCTS
                                                                    FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      1,723     $      2,671     $      9,358     $      2,323
Interest from Securities Lending, net (Note 7)                       320            1,060           16,795            2,127
Dividends, Net of Foreign Tax Withheld* (Note 1)                 272,299          340,758           40,981          514,248
Other Income                                                          --               --               --               --
---------------------------------------------------------------------------------------------------------------------------
  Total Income                                                   274,342          344,489           67,134          518,698
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 2)                                            92,491          169,639          623,895          231,042
Transfer Agent and Administrative Fees (Note 2)                   27,203           49,894          183,499           67,953
Distribution & Service Fees (Note 2):
  Advisor Class                                                   17,731           17,307           36,402           49,588
  A-Class                                                              1                3                1                1
  C-Class                                                          6,129           22,472           24,349           14,298
Accounting Fees (Note 2)                                          10,881           19,957           73,399           27,181
Registration Fees                                                  4,502           10,645           38,362           12,265
Trustees' Fees                                                       238              674            2,317              923
Custodian Fees                                                     2,781            5,413           17,089            6,454
Miscellaneous                                                      9,850           14,799           54,194           22,253
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 171,807          310,803        1,053,507          431,958
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     102,535           33,686         (986,373)          86,740
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                          1,939,543         (974,783)     (10,747,906)      (1,688,574)
---------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                               1,939,543         (974,783)     (10,747,906)      (1,688,574)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (875,541)       2,012,025       (2,671,616)      (2,489,039)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (875,541)       2,012,025       (2,671,616)      (2,489,039)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 1,064,002        1,037,242      (13,419,522)      (4,177,613)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $  1,166,537     $  1,070,928     $(14,405,895)    $ (4,090,873)
===========================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $0, $801, $7,232, $0, $322, $70,776, $0,
      $516, $0, $0, $72, AND $28,142, RESPECTIVELY.

                                              See Notes to Financial Statements.


50 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                                                                    ENERGY        FINANCIAL
                                                             ELECTRONICS           ENERGY         SERVICES         SERVICES
                                                                    FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      2,285     $      6,954     $      3,609     $      2,554
Interest from Securities Lending, net (Note 7)                     2,253            6,845            2,930            1,130
Dividends, Net of Foreign Tax Withheld* (Note 1)                  43,320        1,161,096          116,054          441,542
Other Income                                                      86,284               --               --               --
---------------------------------------------------------------------------------------------------------------------------
  Total Income                                                   134,142        1,174,895          122,593          445,226
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 2)                                           169,418          520,885          248,581          182,209
Transfer Agent and Administrative Fees (Note 2)                   49,829          153,202           73,112           53,591
Distribution & Service Fees (Note 2):
  Advisor Class                                                    7,025           35,146           41,721           68,245
  A-Class                                                             --                1                1                1
  C-Class                                                          5,692           47,901           22,380           11,159
Accounting Fees (Note 2)                                          19,932           61,281           29,245           21,436
Registration Fees                                                 12,764           24,872           15,865           12,673
Trustees' Fees                                                       741            1,802              955              737
Custodian Fees                                                     4,777           14,682            7,647            5,348
Miscellaneous                                                     12,198           54,104           21,418           14,420
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 282,376          913,876          460,925          369,819
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (148,234)         261,019         (338,332)          75,407
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                         (2,909,909)         (90,079)         413,103        2,800,002
---------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                              (2,909,909)         (90,079)         413,103        2,800,002
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         (9,130,790)      14,051,404        7,532,938       (4,707,160)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          (9,130,790)      14,051,404        7,532,938       (4,707,160)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                               (12,040,699)      13,961,325        7,946,041       (1,907,158)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $(12,188,933)    $ 14,222,344     $  7,607,709     $ (1,831,751)
===========================================================================================================================

                                                                  HEALTH                                           PRECIOUS
                                                                    CARE         INTERNET          LEISURE           METALS
                                                                    FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      3,149     $      1,437     $      2,118     $     10,304
Interest from Securities Lending, net (Note 7)                     4,452            1,720            3,044           50,758
Dividends, Net of Foreign Tax Withheld* (Note 1)                 262,898            6,175           92,596          593,777
Other Income                                                          --               --               --               --
---------------------------------------------------------------------------------------------------------------------------
  Total Income                                                   270,499            9,332           97,758          654,839
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 2)                                           246,070          101,057          147,296          660,957
Transfer Agent and Administrative Fees (Note 2)                   72,374           29,723           43,322          220,319
Distribution & Service Fees (Note 2):
  Advisor Class                                                   63,784           16,375           47,923            5,012
  A-Class                                                             --               --               --                9
  C-Class                                                         20,889            9,194            7,829           82,915
Accounting Fees (Note 2)                                          28,950           11,889           17,329           88,045
Registration Fees                                                 15,263            6,248            9,395           47,771
Trustees' Fees                                                       952              429              602            2,893
Custodian Fees                                                     6,736            4,562            4,356           21,047
Miscellaneous                                                     21,188            8,792           11,614           63,520
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 476,206          188,269          289,666        1,192,488
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (205,707)        (178,937)        (191,908)        (537,649)
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                         (1,893,956)      (2,853,987)      (3,324,227)     (14,880,493)
---------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                              (1,893,956)      (2,853,987)      (3,324,227)     (14,880,493)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         (1,812,352)      (2,213,836)      (1,207,582)     (11,292,199)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          (1,812,352)      (2,213,836)      (1,207,582)     (11,292,199)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                (3,706,308)      (5,067,823)      (4,531,809)     (26,172,692)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $ (3,912,015)    $ (5,246,760)    $ (4,723,717)    $(26,710,341)
===========================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   REAL                                        TELECOM-
                                                                 ESTATE       RETAILING      TECHNOLOGY     MUNICATIONS
                                                                   FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     2,345     $       926     $     2,163     $     1,040
Interest from Securities Lending, net (Note 7)                      286             710           1,515           1,001
Dividends, Net of Foreign Tax Withheld* (Note 1)                705,638          64,401          62,645         131,366
Other Income                                                         --              --           7,254              --
-----------------------------------------------------------------------------------------------------------------------
  Total Income                                                  708,269          66,037          73,577         133,407
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 2)                                          167,548          67,761         163,032          73,164
Transfer Agent and Administrative Fees (Note 2)                  49,279          19,930          47,951          21,519
Distribution & Service Fees (Note 2):
  Advisor Class                                                      --          16,223          45,013           7,880
  A-Class                                                             4              --               1              --
  C-Class                                                         5,961           7,089           6,478           8,204
  H-Class                                                        47,785              --              --              --
Accounting Fees (Note 2)                                         19,712           7,972          19,180           8,607
Registration Fees                                                 5,659           5,708          10,735           6,659
Trustees' Fees                                                      462             321             657             343
Custodian Fees                                                    5,481           2,180           5,097           2,000
Miscellaneous                                                    20,514           4,350          13,295           4,062
-----------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                322,405         131,534         311,439         132,438
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    385,864         (65,497)       (237,862)            969
=======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                        (5,021,624)      2,873,016      (3,750,925)       (773,562)
-----------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                             (5,021,624)      2,873,016      (3,750,925)       (773,562)
-----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         2,775,315      (4,735,278)     (2,851,920)     (1,759,138)
-----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          2,775,315      (4,735,278)     (2,851,920)     (1,759,138)
-----------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                               (2,246,309)     (1,862,262)     (6,602,845)     (2,532,700)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $(1,860,445)    $(1,927,759)    $(6,840,707)    $(2,531,731)
=======================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $10,163, $52, AND $0,
      RESPECTIVELY.

                                              See Notes to Financial Statements.


52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                         TRANSPORTATION       UTILITIES
                                                                   FUND            FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     1,535     $     1,312
Interest from Securities Lending, net (Note 7)                    1,660           1,454
Dividends, Net of Foreign Tax Withheld* (Note 1)                 86,715         487,443
Other Income                                                         --              --
---------------------------------------------------------------------------------------
  Total Income                                                   89,910         490,209
---------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 2)                                          118,587         108,287
Transfer Agent and Administrative Fees (Note 2)                  34,879          31,849
Distribution & Service Fees (Note 2):
  Advisor Class                                                  19,777           7,685
  A-Class                                                             1               1
  C-Class                                                         6,387          11,533
  H-Class                                                            --              --
Accounting Fees (Note 2)                                         13,951          12,740
Registration Fees                                                 4,293           5,108
Trustees' Fees                                                      471             341
Custodian Fees                                                    3,545           3,105
Miscellaneous                                                    14,003          11,730
---------------------------------------------------------------------------------------
  Total Expenses                                                215,894         192,379
---------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   (125,984)        297,830
=======================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                        (4,003,183)        922,708
---------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                             (4,003,183)        922,708
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         1,870,084        (507,698)
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          1,870,084        (507,698)
---------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                               (2,133,099)        415,010
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $(2,259,083)    $   712,840
=======================================================================================



                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                             BASIC
                                                                   BANKING FUND                         MATERIALS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD               YEAR             PERIOD               YEAR
                                                                  ENDED              ENDED              ENDED              ENDED
                                                          SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                  2004+               2004              2004+               2004
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $       102,535    $       294,395    $        33,686    $        41,945
Net Realized Gain (Loss) on Investments                       1,939,543          5,208,481           (974,783)           970,658
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                               (875,541)         1,372,506          2,012,025          3,001,762
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         1,166,537          6,875,382          1,070,928          4,014,365
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                     --           (209,950)                --            (49,324)
  Advisor Class                                                      --            (89,392)                --            (31,401)
  A-Class                                                            --                 --                 --                 --
  C-Class                                                            --            (54,513)                --             (5,139)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                --           (353,855)                --            (85,864)
================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                            153,277,915        263,796,205        187,982,600        473,178,311
  Advisor Class                                              48,492,054         72,237,973         52,471,404         92,130,121
  A-Class*                                                       24,486                 --             53,622                 --
  C-Class                                                    12,723,721         50,411,033         18,321,546         47,893,683
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                     --            203,266                 --             44,847
  Advisor Class                                                      --             88,307                 --             31,221
  A-Class*                                                           --                 --                 --                 --
  C-Class                                                            --             54,225                 --              5,100
COST OF SHARES REDEEMED
  Investor Class                                           (155,762,183)      (263,744,420)      (182,488,499)      (449,151,836)
  Advisor Class                                             (36,447,069)       (70,212,037)       (56,180,168)       (82,034,028)
  A-Class*                                                           --                 --                 --                 --
  C-Class                                                   (13,012,893)       (49,129,264)       (16,653,555)       (43,555,515)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                     9,296,031          3,705,288          3,506,950         38,541,904
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        10,462,568         10,226,815          4,577,878         42,470,405
NET ASSETS--BEGINNING OF PERIOD                              18,045,402          7,818,587         48,542,451          6,072,046
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $    28,507,970    $    18,045,402    $    53,120,329    $    48,542,451
================================================================================================================================

                                                                  BIOTECHNOLOGY
                                                                       FUND
------------------------------------------------------------------------------------------
                                                                 PERIOD               YEAR
                                                                  ENDED              ENDED
                                                          SEPTEMBER 30,          MARCH 31,
                                                                  2004+               2004
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $      (986,373)   $    (2,385,128)
Net Realized Gain (Loss) on Investments                     (10,747,906)        37,486,079
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                             (2,671,616)        16,876,861
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       (14,405,895)        51,977,812
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                     --                 --
  Advisor Class                                                      --                 --
  A-Class                                                            --                 --
  C-Class                                                            --                 --
------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                --                 --
==========================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                            455,226,284      1,031,631,184
  Advisor Class                                              38,170,686         94,623,436
  A-Class*                                                       10,050                 --
  C-Class                                                    19,748,309         47,745,758
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                     --                 --
  Advisor Class                                                      --                 --
  A-Class*                                                           --                 --
  C-Class                                                            --                 --
COST OF SHARES REDEEMED
  Investor Class                                           (466,338,460)    (1,051,806,619)
  Advisor Class                                             (27,048,191)      (113,174,050)
  A-Class*                                                           --                 --
  C-Class                                                   (17,950,907)       (46,052,318)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                     1,817,771        (37,032,609)
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (12,588,124)        14,945,203
NET ASSETS--BEGINNING OF PERIOD                             151,895,160        136,949,957
------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   139,307,036    $   151,895,160
==========================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 CONSUMER                        ELECTRONICS
                                                               PRODUCTS FUND                         FUND
-----------------------------------------------------------------------------------------------------------------------
                                                              PERIOD            YEAR           PERIOD              YEAR
                                                               ENDED           ENDED            ENDED             ENDED
                                                       SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,         MARCH 31,
                                                               2004+            2004            2004+              2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                           $      86,740   $      13,315    $    (148,234)  $    (1,012,716)
Net Realized Gain (Loss) on Investments                   (1,688,574)      2,045,572       (2,909,909)        9,964,058
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                          (2,489,039)      3,169,653       (9,130,790)       12,806,032
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations     (4,090,873)      5,228,540      (12,188,933)       21,757,374
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                  --          (7,352)              --                --
  Advisor Class                                                   --         (33,486)              --                --
  A-Class                                                         --              --               --                --
  C-Class                                                         --            (722)              --                --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                             --         (41,560)              --                --
=======================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                         207,239,104     196,708,966      413,630,959     1,182,685,864
  Advisor Class                                           68,548,918      70,622,826       10,626,073       118,356,865
  A-Class*                                                    21,620              --            1,000                --
  C-Class                                                 21,832,005      36,489,048       10,175,481        59,217,693
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                  --           7,015               --                --
  Advisor Class                                                   --          33,452               --                --
  A-Class*                                                        --              --               --                --
  C-Class                                                         --             712               --                --
COST OF SHARES REDEEMED
  Investor Class                                        (220,410,895)   (175,988,859)    (421,559,833)   (1,185,302,845)
  Advisor Class                                          (67,910,888)    (64,068,113)      (9,904,811)     (126,081,528)
  A-Class*                                                        --              --               --                --
  C-Class                                                (23,938,852)    (32,771,945)      (9,482,955)      (59,966,230)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                (14,618,988)     31,033,102       (6,514,086)      (11,090,181)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (18,709,861)     36,220,082      (18,703,019)       10,667,193
NET ASSETS--BEGINNING OF PERIOD                           41,176,226       4,956,144       50,651,556        39,984,363
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                              $  22,466,365   $  41,176,226    $  31,948,537   $    50,651,556
=======================================================================================================================

                                                                   ENERGY                      ENERGY SERVICES
                                                                    FUND                             FUND
---------------------------------------------------------------------------------------------------------------------
                                                              PERIOD            YEAR           PERIOD            YEAR
                                                               ENDED           ENDED            ENDED           ENDED
                                                       SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,       MARCH 31,
                                                               2004+            2004            2004+            2004
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                           $     261,019   $     (41,288)   $    (338,332)  $    (431,254)
Net Realized Gain (Loss) on Investments                      (90,079)        (23,811)         413,103      (7,151,198)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                          14,051,404       7,642,139        7,532,938       7,523,532
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations     14,222,344       7,577,040        7,607,709         (58,920)
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                  --         (65,462)              --              --
  Advisor Class                                                   --          (3,224)              --              --
  A-Class                                                         --              --               --              --
  C-Class                                                         --          (8,487)              --              --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                             --         (77,173)              --              --
=====================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                         426,426,189     461,186,112      218,013,081     512,981,517
  Advisor Class                                           60,851,605      62,110,100       55,494,580      79,146,593
  A-Class*                                                    47,747              --            8,751              --
  C-Class                                                 37,572,207      40,063,775       23,488,362      35,220,082
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                  --          63,093               --              --
  Advisor Class                                                   --           2,956               --              --
  A-Class*                                                        --              --               --              --
  C-Class                                                         --           7,225               --              --
COST OF SHARES REDEEMED
  Investor Class                                        (376,183,128)   (408,781,015)    (208,411,602)   (478,723,101)
  Advisor Class                                          (50,670,311)    (65,939,874)     (62,310,393)    (57,562,377)
  A-Class*                                                        --              --               --              --
  C-Class                                                (31,272,859)    (36,159,264)     (20,162,855)    (33,279,811)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 66,771,450      52,553,108        6,119,924      57,782,903
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     80,993,794      60,052,975       13,727,633      57,723,983
NET ASSETS--BEGINNING OF PERIOD                           73,266,324      13,213,349       75,478,896      17,754,913
---------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                              $ 154,260,118   $  73,266,324    $  89,206,529   $  75,478,896
=====================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

--------------------------------------------------------------------------------

                                                              FINANCIAL SERVICES                    HEALTH CARE
                                                                     FUND                               FUND
-------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD             YEAR            PERIOD             YEAR
                                                                ENDED            ENDED             ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004             2004+             2004
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $      75,407    $     281,199     $    (205,707)   $    (387,621)
Net Realized Gain (Loss) on Investments                     2,800,002        9,599,350        (1,893,956)       5,293,825
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                           (4,707,160)       4,142,729        (1,812,352)       3,382,303
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (1,831,751)      14,023,278        (3,912,015)       8,288,507
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --          (70,122)               --               --
  Advisor Class                                                    --         (132,732)               --               --
  A-Class                                                          --               --                --               --
  C-Class                                                          --           (4,995)               --               --
  H-Class                                                          --               --                --               --
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --         (207,849)               --               --
=========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          154,613,942      594,476,418       192,103,023      461,247,376
  Advisor Class                                            31,566,302       92,754,854        38,047,898      109,155,775
  A-Class**                                                    21,619               --            21,651               --
  C-Class                                                  18,489,744       32,748,098        14,545,473       59,658,401
  H-Class                                                          --               --                --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --           64,634                --               --
  Advisor Class                                                    --          131,474                --               --
  A-Class**                                                        --               --                --               --
  C-Class                                                          --            4,814                --               --
  H-Class                                                          --               --                --               --
COST OF SHARES REDEEMED
  Investor Class                                         (178,546,077)    (571,461,138)     (184,354,648)    (457,266,075)
  Advisor Class                                           (48,984,690)     (75,838,329)      (40,614,069)    (110,591,221)
  A-Class**                                                        --               --                --               --
  C-Class                                                 (18,231,672)     (31,113,073)      (13,651,718)     (57,672,536)
  H-Class                                                          --               --                --               --
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 (41,070,832)      41,767,752         6,097,610        4,531,720
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (42,902,583)      55,583,181         2,185,595       12,820,227
NET ASSETS--BEGINNING OF PERIOD                            77,549,751       21,966,570        49,768,476       36,948,249
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  34,647,168    $  77,549,751     $  51,954,071    $  49,768,476
=========================================================================================================================

                                                                   INTERNET
                                                                     FUND
--------------------------------------------------------------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004
--------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (178,937)   $    (310,606)
Net Realized Gain (Loss) on Investments                    (2,853,987)       1,363,068
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                           (2,213,836)       5,188,786
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (5,246,760)       6,241,248
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --               --
  Advisor Class                                                    --               --
  A-Class                                                          --               --
  C-Class                                                          --               --
  H-Class                                                          --               --
--------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --               --
======================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          274,351,947      307,483,479
  Advisor Class                                            24,551,659       52,850,390
  A-Class**                                                    11,327               --
  C-Class                                                  11,245,772       25,321,387
  H-Class                                                          --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --               --
  Advisor Class                                                    --               --
  A-Class**                                                        --               --
  C-Class                                                          --               --
  H-Class                                                          --               --
COST OF SHARES REDEEMED
  Investor Class                                         (279,020,706)    (300,417,421)
  Advisor Class                                           (32,146,249)     (42,633,764)
  A-Class**                                                        --               --
  C-Class                                                 (10,424,986)     (24,193,100)
  H-Class                                                          --               --
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 (11,431,236)      18,410,971
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (16,677,996)      24,652,219
NET ASSETS--BEGINNING OF PERIOD                            28,938,081        4,285,862
--------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  12,260,085    $  28,938,081
======================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- C-CLASS AND
      H-CLASS.

**    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


56 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   LEISURE                            PRECIOUS
                                                                     FUND                            METALS FUND
---------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD             YEAR            PERIOD               YEAR
                                                                ENDED            ENDED             ENDED              ENDED
                                                        SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,          MARCH 31,
                                                                2004+             2004             2004+               2004
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (191,908)   $    (109,457)    $    (537,649)   $      (721,423)
Net Realized Gain (Loss) on Investments                    (3,324,227)        (805,028)      (14,880,493)         4,801,309
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                           (1,207,582)       3,278,299       (11,292,199)        66,036,897
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (4,723,717)       2,363,814       (26,710,341)        70,116,783
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --               --                --            (48,427)
  Advisor Class                                                    --               --                --             (1,106)
  A-Class                                                          --               --                --                 --
  C-Class                                                          --               --                --             (3,871)
  H-Class                                                          --               --                --                 --
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --               --                --            (53,404)
===========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          130,577,962      316,109,325       714,965,235      2,222,457,741
  Advisor Class                                            50,060,278      112,989,606        68,290,659        114,284,635
  A-Class**                                                     1,000               --            70,294                 --
  C-Class                                                  15,466,440       26,328,135        36,728,867         74,911,860
  H-Class                                                          --               --                --                 --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --               --                --             46,062
  Advisor Class                                                    --               --                --              1,084
  A-Class**                                                        --               --                --                 --
  C-Class                                                          --               --                --              3,010
  H-Class                                                          --               --                --                 --
COST OF SHARES REDEEMED
  Investor Class                                         (139,609,025)    (293,974,669)     (702,412,733)    (2,126,062,885)
  Advisor Class                                           (66,163,976)     (78,428,491)      (65,161,648)      (113,643,013)
  A-Class**                                                        --               --                --                 --
  C-Class                                                 (14,806,133)     (24,356,804)      (33,939,580)       (62,325,519)
  H-Class                                                          --               --                --                 --
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 (24,473,454)      58,667,102        18,541,094        109,672,975
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (29,197,171)      61,030,916        (8,169,247)       179,736,354
NET ASSETS--BEGINNING OF PERIOD                            66,984,579        5,953,663       257,071,444         77,335,090
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  37,787,408    $  66,984,579     $ 248,902,197    $   257,071,444
===========================================================================================================================

                                                                  REAL ESTATE                         RETAILING
                                                                      FUND                               FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD            PERIOD            PERIOD             YEAR
                                                                ENDED             ENDED             ENDED            ENDED
                                                        SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004*             2004+             2004
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     385,864     $     100,970     $     (65,497)   $    (356,962)
Net Realized Gain (Loss) on Investments                    (5,021,624)         (185,854)        2,873,016        2,049,891
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                            2,775,315         1,580,591        (4,735,278)       4,958,442
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (1,860,445)        1,495,707        (1,927,759)       6,651,371
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --                --                --               --
  Advisor Class                                                    --                --                --               --
  A-Class                                                          --                --                --               --
  C-Class                                                          --                --                --               --
  H-Class                                                          --                --                --               --
--------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --                --                --               --
==========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                                   --                --       134,665,956      638,371,020
  Advisor Class                                                    --                --        38,217,186      116,765,742
  A-Class**                                                    61,384                --             1,000               --
  C-Class                                                  31,025,357        13,513,589         8,454,962       29,035,589
  H-Class                                                 544,684,403       118,721,497                --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --                --                --               --
  Advisor Class                                                    --                --                --               --
  A-Class**                                                        --                --                --               --
  C-Class                                                          --                --                --               --
  H-Class                                                          --                --                --               --
COST OF SHARES REDEEMED
  Investor Class                                                   --                --      (140,790,283)    (630,825,978)
  Advisor Class                                                    --                --       (48,687,803)    (120,895,914)
  A-Class**                                                        --                --                --               --
  C-Class                                                 (37,501,378)       (6,081,457)       (9,556,414)     (27,151,949)
  H-Class                                                (579,228,354)      (44,171,731)               --               --
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 (40,958,588)       81,981,898       (17,695,396)       5,298,510
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (42,819,033)       83,477,605       (19,623,155)      11,949,881
NET ASSETS--BEGINNING OF PERIOD                            83,477,605                --        29,963,465       18,013,584
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  40,658,572     $  83,477,605     $  10,340,310    $  29,963,465
==========================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  TECHNOLOGY                     TELECOMMUNICATIONS
                                                                     FUND                               FUND
-------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD             YEAR            PERIOD             YEAR
                                                                ENDED            ENDED             ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004             2004+             2004
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (237,862)   $    (747,504)    $         969    $     (46,317)
Net Realized Gain (Loss) on Investments                    (3,750,925)      11,535,322          (773,562)          69,736
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                           (2,851,920)       6,235,635        (1,759,138)       4,287,270
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (6,840,707)      17,023,453        (2,531,731)       4,310,689
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --               --                --          (26,174)
  Advisor Class                                                    --               --                --          (11,281)
  A-Class                                                          --               --                --               --
  C-Class                                                          --               --                --           (4,468)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --               --                --          (41,923)
=========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          262,234,635      633,656,147       112,757,592      389,067,784
  Advisor Class                                            24,184,593       92,267,160         9,662,808       32,832,108
  A-Class*                                                      5,762               --             9,263               --
  C-Class                                                  37,853,514      252,095,654         9,782,840       41,389,566
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --               --                --           25,451
  Advisor Class                                                    --               --                --           11,021
  A-Class*                                                         --               --                --               --
  C-Class                                                          --               --                --            3,392
COST OF SHARES REDEEMED
  Investor Class                                         (260,633,430)    (631,881,342)     (113,908,856)    (386,492,605)
  Advisor Class                                           (24,093,030)     (99,609,652)      (11,656,435)     (27,160,685)
  A-Class*                                                         --               --                --               --
  C-Class                                                 (37,809,880)    (252,863,523)      (11,825,280)     (39,352,247)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                   1,742,164       (6,335,556)       (5,178,068)      10,323,785
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (5,098,543)      10,687,897        (7,709,799)      14,592,551
NET ASSETS--BEGINNING OF PERIOD                            36,187,145       25,499,248        25,416,549       10,823,998
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  31,088,602    $  36,187,145     $  17,706,750    $  25,416,549
=========================================================================================================================

                                                                TRANSPORTATION
                                                                     FUND
--------------------------------------------------------------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004
--------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $    (125,984)   $     (63,343)
Net Realized Gain (Loss) on Investments                    (4,003,183)         593,120
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                            1,870,084          496,983
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (2,259,083)       1,026,760
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --               --
  Advisor Class                                                    --               --
  A-Class                                                          --               --
  C-Class                                                          --               --
--------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --               --
======================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          162,075,194      145,359,648
  Advisor Class                                            49,694,103       61,633,336
  A-Class*                                                     31,942               --
  C-Class                                                   9,822,312       14,099,458
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --               --
  Advisor Class                                                    --               --
  A-Class*                                                         --               --
  C-Class                                                          --               --
COST OF SHARES REDEEMED
  Investor Class                                         (147,067,492)    (142,810,388)
  Advisor Class                                           (48,555,346)     (61,674,390)
  A-Class*                                                         --               --
  C-Class                                                  (9,305,459)     (13,937,471)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                  16,695,254        2,670,193
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      14,436,171        3,696,953
NET ASSETS--BEGINNING OF PERIOD                             8,732,200        5,035,247
--------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  23,168,371    $   8,732,200
======================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


58 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  UTILITIES
                                                                     FUND
--------------------------------------------------------------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                                2004+             2004
--------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     297,830    $     583,712
Net Realized Gain (Loss) on Investments                       922,708        3,826,082
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                             (507,698)       1,455,557
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         712,840        5,865,351
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                                   --         (535,780)
  Advisor Class                                                    --          (76,028)
  A-Class                                                          --               --
  C-Class                                                          --          (69,982)
--------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --         (681,790)
======================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                          152,421,455      362,548,312
  Advisor Class                                            36,679,152       94,834,457
  A-Class*                                                     49,118               --
  C-Class                                                  14,293,028       46,841,485
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
  REINVESTMENT
  Investor Class                                                   --          437,425
  Advisor Class                                                    --           75,949
  A-Class*                                                         --               --
  C-Class                                                          --           65,998
COST OF SHARES REDEEMED
  Investor Class                                         (145,383,322)    (356,854,893)
  Advisor Class                                           (31,142,377)     (97,729,716)
  A-Class*                                                         --               --
  C-Class                                                 (15,511,493)     (44,369,736)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                  11,405,561        5,849,281
--------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      12,118,401       11,032,842
NET ASSETS--BEGINNING OF PERIOD                            24,189,086       13,156,244
--------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  36,307,487    $  24,189,086
======================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                    $ 10.25       $   .06        $   .23        $   .29        $    --        $    --
  March 31, 2004                             7.30           .14           2.89           3.03           (.08)            --
  March 31, 2003                             8.63           .12          (1.24)         (1.12)          (.21)            --
  March 31, 2002                             8.27           .12            .53            .65           (.29)            --
  March 31, 2001                             7.31           .14            .82            .96             --             --
  March 31, 2000                             8.77           .07          (1.53)         (1.46)            --             --
BANKING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                      9.85           .03            .23            .26             --             --
  March 31, 2004                             7.06           .09           2.78           2.87           (.08)            --
  March 31, 2003                             8.41           .07          (1.21)         (1.14)          (.21)            --
  March 31, 2002                             8.13           .08            .49            .57           (.29)            --
  March 31, 2001                             7.24           .13            .76            .89             --             --
  March 31, 2000                             8.74           .01          (1.51)         (1.50)            --             --
BANKING FUND A-CLASS
  SEPTEMBER 30,2004*+++                     10.06            --            .05            .05             --             --
BANKING FUND C-CLASS
  SEPTEMBER 30, 2004+++                      9.87           .02            .20            .22             --             --
  March 31, 2004                             7.12           .04           2.79           2.83           (.08)            --
  March 31, 2003                             8.54           .02          (1.23)         (1.21)          (.21)            --
  March 31, 2002                             8.27           .03            .53            .56           (.29)            --
  March 31, 2001 *                           8.27            --             --             --             --             --
BASIC MATERIALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                     25.46           .05           2.21           2.26             --             --
  March 31, 2004                            17.22           .05           8.32           8.37           (.13)            --
  March 31, 2003 ++                         24.30           .12          (7.17)         (7.05)          (.03)            --
  March 31, 2002 ++                         21.03           .27           3.27           3.54           (.27)            --
  March 31, 2001 ++                         23.91           .18          (3.06)         (2.88)            --             --
  March 31, 2000 ++                         23.25           .60            .06            .66             --             --
BASIC MATERIALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     24.85          (.02)          2.16           2.14             --             --
  March 31, 2004                            16.89           .02           8.07           8.09           (.13)            --
  March 31, 2003 ++                         23.91          (.06)         (6.93)         (6.99)          (.03)            --
  March 31, 2002 ++                         20.79           .15           3.24           3.39           (.27)            --
  March 31, 2001 ++                         23.79           .15          (3.15)         (3.00)            --             --
  March 31, 2000 ++                         23.16          (.03)           .66            .63             --             --
BASIC MATERIALS FUND A-CLASS
  SEPTEMBER 30,2004*+++                     25.80            --           1.20           1.20             --             --
BASIC MATERIALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                     24.68          (.07)          2.13           2.06             --             --
  March 31, 2004                            16.86          (.14)          8.09           7.95           (.13)            --
  March 31, 2003 ++                         24.03          (.06)         (7.08)         (7.14)          (.03)            --
  March 31, 2002 *++                        23.13          (.03)          1.20           1.17           (.27)            --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                     $    --        $   .29        $ 10.54          2.83%
  March 31, 2004                              (.08)          2.95          10.25         41.53%
  March 31, 2003                              (.21)         (1.33)          7.30        (13.15)%
  March 31, 2002                              (.29)           .36           8.63          8.30%
  March 31, 2001                                --            .96           8.27         13.13%
  March 31, 2000                                --          (1.46)          7.31        (16.65)%
BANKING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --            .26          10.11          2.64%
  March 31, 2004                              (.08)          2.79           9.85         40.67%
  March 31, 2003                              (.21)         (1.35)          7.06        (13.73)%
  March 31, 2002                              (.29)           .28           8.41          7.44%
  March 31, 2001                                --            .89           8.13         12.29%
  March 31, 2000                                --          (1.50)          7.24        (17.16)%
BANKING FUND A-CLASS
  SEPTEMBER 30,2004*+++                         --            .05          10.11          0.50%
BANKING FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --            .22          10.09          2.23%
  March 31, 2004                              (.08)          2.75           9.87         39.76%
  March 31, 2003                              (.21)         (1.42)          7.12        (14.35)%
  March 31, 2002                              (.29)           .27           8.54          7.19%
  March 31, 2001 *                              --             --           8.27          0.00%
BASIC MATERIALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                         --           2.26          27.72          8.88%
  March 31, 2004                              (.13)          8.24          25.46         48.70%
  March 31, 2003 ++                           (.03)         (7.08)         17.22        (29.02)%
  March 31, 2002 ++                           (.27)          3.27          24.30         16.89%
  March 31, 2001 ++                             --          (2.88)         21.03        (12.05)%
  March 31, 2000 ++                             --            .66          23.91          2.84%
BASIC MATERIALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --           2.14          26.99          8.61%
  March 31, 2004                              (.13)          7.96          24.85         47.99%
  March 31, 2003 ++                           (.03)         (7.02)         16.89        (29.24)%
  March 31, 2002 ++                           (.27)          3.12          23.91         16.36%
  March 31, 2001 ++                             --          (3.00)         20.79        (12.61)%
  March 31, 2000 ++                             --            .63          23.79          2.72%
BASIC MATERIALS FUND A-CLASS
  SEPTEMBER 30,2004*+++                         --           1.20          27.00          4.65%
BASIC MATERIALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --           2.06          26.74          8.35%
  March 31, 2004                              (.13)          7.82          24.68         47.25%
  March 31, 2003 ++                           (.03)         (7.17)         16.86        (29.72)%
  March 31, 2002 *++                          (.27)           .90          24.03          5.10%

                                                          RATIOS TO
                                                      AVERAGE NET ASSETS:
                                          -------------------------------------------
                                                                             NET                         NET ASSETS,
                                                                          INVESTMENT       PORTFOLIO       END OF
                                           GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                          EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                     1.36%**          1.36%**          1.17%**            823%       $10,962
  March 31, 2004                           1.36%            1.36%            1.51%            1,435%        12,504
  March 31, 2003                           1.38%            1.38%            1.52%            1,495%         7,352
  March 31, 2002                           1.50%            1.50%            1.49%            1,292%        28,992
  March 31, 2001                           1.30%            1.29%            1.77%            1,394%        38,508
  March 31, 2000                           1.58%            1.57%            0.87%            3,829%        39,546
BANKING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                    1.86%**          1.86%**          0.60%**            823%        15,915
  March 31, 2004                           1.86%            1.86%            1.04%            1,435%         3,712
  March 31, 2003                           1.89%            1.89%            0.91%            1,495%           390
  March 31, 2002                           1.91%            1.91%            0.95%            1,292%        23,281
  March 31, 2001                           1.73%            1.73%            1.68%            1,394%        20,378
  March 31, 2000                           2.06%            2.05%            0.07%            3,829%        17,872
BANKING FUND A-CLASS
  SEPTEMBER 30,2004*+++                    1.63%**          1.63%**         (0.32)%**           823%            25
BANKING FUND C-CLASS
  SEPTEMBER 30, 2004+++                    2.35%**          2.35%**          0.39%**            823%         1,607
  March 31, 2004                           2.37%            2.37%            0.41%            1,435%         1,829
  March 31, 2003                           2.38%            2.38%            0.23%            1,495%            76
  March 31, 2002                           2.40%            2.40%            0.42%            1,292%            15
  March 31, 2001 *                         0.00%**@         0.00%**@         0.00%**          1,394%            14
BASIC MATERIALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                    1.35%**          1.35%**          0.36%**            487%        36,044
  March 31, 2004                           1.38%            1.38%            0.20%            1,669%        29,749
  March 31, 2003 ++                        1.39%            1.39%            0.53%            1,943%         3,360
  March 31, 2002 ++                        1.41%            1.41%            1.12%            1,523%        45,716
  March 31, 2001 ++                        1.52%            1.52%            0.79%            2,600%        16,593
  March 31, 2000 ++                        1.54%            1.53%            2.21%            3,641%        16,851
BASIC MATERIALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                    1.85%**          1.85%**         (0.14)%**           487%         9,729
  March 31, 2004                           1.87%            1.87%            0.09%            1,669%        13,483
  March 31, 2003 ++                        1.89%            1.89%           (0.23)%           1,943%         2,419
  March 31, 2002 ++                        2.00%            2.00%            0.65%            1,523%        30,839
  March 31, 2001 ++                        2.08%            2.07%            0.71%            2,600%           238
  March 31, 2000 ++                        2.01%            2.00%           (0.10)%           3,641%         5,082
BASIC MATERIALS FUND A-CLASS
  SEPTEMBER 30,2004*+++                    1.61%**          1.61%**         (0.16)%**           487%            55
BASIC MATERIALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                    2.35%**          2.35%**         (0.58)%**           487%         7,292
  March 31, 2004                           2.38%            2.38%           (0.62)%           1,669%         5,311
  March 31, 2003 ++                        2.39%            2.39%           (0.23)%           1,943%           294
  March 31, 2002 *++                       2.60%**          2.60%**         (0.13)%**         1,523%           525

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001-- BANKING FUND C-CLASS; MAY 3, 2001--BASIC MATERIALS FUND C-CLASS; SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS AND BASIC MATERIALS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

@ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                              See Notes to Financial Statements.


60 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $ 20.56       $  (.12)       $ (1.33)       $ (1.45)       $    --        $    --
  March 31, 2004                            13.75          (.24)          7.05           6.81             --             --
  March 31, 2003                            20.86          (.19)         (6.92)         (7.11)            --             --
  March 31, 2002                            21.66          (.28)          (.52)          (.80)            --             --
  March 31, 2001                            28.88          (.35)         (6.87)         (7.22)            --             --
  March 31, 2000                            12.81          (.34)         16.45          16.11             --           (.04)
BIOTECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     19.86          (.16)         (1.28)         (1.44)            --             --
  March 31, 2004                            13.35          (.32)          6.83           6.51             --             --
  March 31, 2003                            20.36          (.25)         (6.76)         (7.01)            --             --
  March 31, 2002                            21.25          (.40)          (.49)          (.89)            --             --
  March 31, 2001                            28.46          (.49)         (6.72)         (7.21)            --             --
  March 31, 2000                            12.66          (.44)         16.28          15.84             --           (.04)
BIOTECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    17.89          (.02)           .56            .54             --             --
BIOTECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004+++                     19.92          (.21)         (1.28)         (1.49)            --             --
  March 31, 2004                            13.47          (.43)          6.88           6.45             --             --
  March 31, 2003                            20.66          (.33)         (6.86)         (7.19)            --             --
  March 31, 2002                            21.66          (.54)          (.46)         (1.00)            --             --
  March 31, 2001 *                          21.66            --             --             --             --             --
CONSUMER PRODUCTS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                     28.68           .08          (1.44)         (1.36)            --             --
  March 31, 2004                            20.85           .14           7.74           7.88           (.05)            --
  March 31, 2003 ++                         25.08           .12          (4.23)         (4.11)          (.12)            --
  March 31, 2002 ++                         21.54           .12           3.48           3.60           (.06)            --
  March 31, 2001 ++                         22.68           .21          (1.35)         (1.14)            --             --
  March 31, 2000 ++                         29.13           .12          (5.52)         (5.40)            --          (1.05)
CONSUMER PRODUCTS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     27.99            --          (1.39)         (1.39)            --             --
  March 31, 2004                            20.46          (.04)          7.62           7.58           (.05)            --
  March 31, 2003 ++                         24.69          (.03)         (4.08)         (4.11)          (.12)            --
  March 31, 2002 ++                         21.24           .03           3.48           3.51           (.06)            --
  March 31, 2001 ++                         22.50            --          (1.26)         (1.26)            --             --
  March 31, 2000 ++                         29.10          (.24)         (5.31)         (5.55)            --          (1.05)
CONSUMER PRODUCTS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    27.42          (.82)            --           (.82)            --             --
CONSUMER PRODUCTS FUND C-CLASS
  SEPTEMBER 30, 2004+++                     27.92          (.07)         (1.38)         (1.45)            --             --
  March 31, 2004                            20.52          (.20)          7.65           7.45           (.05)            --
  March 31, 2003 ++                         24.93          (.09)         (4.20)         (4.29)          (.12)            --
  March 31, 2002 *++                        21.81          (.03)          3.21           3.18           (.06)            --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                    $    --        $ (1.45)       $ 19.11         (7.05)%
  March 31, 2004                                --           6.81          20.56         49.53%
  March 31, 2003                                --          (7.11)         13.75        (34.08)%
  March 31, 2002                                --           (.80)         20.86         (3.69)%
  March 31, 2001                                --          (7.22)         21.66        (25.00)%
  March 31, 2000                              (.04)         16.07          28.88        125.98%
BIOTECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --          (1.44)         18.42         (7.25)%
  March 31, 2004                                --           6.51          19.86         48.76%
  March 31, 2003                                --          (7.01)         13.35        (34.43)%
  March 31, 2002                                --           (.89)         20.36         (4.19)%
  March 31, 2001                                --          (7.21)         21.25        (25.33)%
  March 31, 2000                              (.04)         15.80          28.46        125.34%
BIOTECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --            .54          18.43          3.02%
BIOTECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --          (1.49)         18.43         (7.48)%
  March 31, 2004                                --           6.45          19.92         47.88%
  March 31, 2003                                --          (7.19)         13.47        (34.80)%
  March 31, 2002                                --          (1.00)         20.66         (4.62)%
  March 31, 2001 *                              --             --          21.66          0.00%
CONSUMER PRODUCTS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                         --          (1.36)         27.32         (4.74)%
  March 31, 2004                              (.05)          7.83          28.68         37.84%
  March 31, 2003 ++                           (.12)         (4.23)         20.85        (16.38)%
  March 31, 2002 ++                           (.06)          3.54          25.08         16.71%
  March 31, 2001 ++                             --          (1.14)         21.54         (5.03)%
  March 31, 2000 ++                          (1.05)         (6.45)         22.68        (19.20)%
CONSUMER PRODUCTS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --          (1.39)         26.60         (4.97)%
  March 31, 2004                              (.05)          7.53          27.99         37.10%
  March 31, 2003 ++                           (.12)         (4.23)         20.46        (16.64)%
  March 31, 2002 ++                           (.06)          3.45          24.69         16.52%
  March 31, 2001 ++                             --          (1.26)         21.24         (5.60)%
  March 31, 2000 ++                          (1.05)         (6.60)         22.50        (19.76)%
CONSUMER PRODUCTS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --           (.82)         26.60         (2.99)%
CONSUMER PRODUCTS FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --          (1.45)         26.47         (5.19)%
  March 31, 2004                              (.05)          7.40          27.92         36.36%
  March 31, 2003 ++                           (.12)         (4.41)         20.52        (17.20)%
  March 31, 2002 *++                          (.06)          3.12          24.93         14.57%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.35%**          1.35%**         (1.26)%**           262%      $113,659
  March 31, 2004                         1.35%            1.35%           (1.31)%             548%       135,619
  March 31, 2003                         1.38%            1.38%           (1.31)%             477%       111,003
  March 31, 2002                         1.23%            1.23%           (1.20)%             390%       218,263
  March 31, 2001                         1.24%            1.23%           (1.17)%             305%       283,407
  March 31, 2000                         1.42%            1.41%           (1.29)%             699%       456,303
BIOTECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.85%**          1.85%**         (1.76)%**           262%        21,125
  March 31, 2004                         1.84%            1.84%           (1.79)%             548%        12,708
  March 31, 2003                         1.88%            1.88%           (1.82)%             477%        24,280
  March 31, 2002                         1.72%            1.72%           (1.69)%             390%        20,931
  March 31, 2001                         1.74%            1.73%           (1.68)%             305%        25,739
  March 31, 2000                         1.93%            1.92%           (1.96)%             699%        45,757
BIOTECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.58%**          1.58%**         (1.60)%**           262%            10
BIOTECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (2.24)%**           262%         4,513
  March 31, 2004                         2.36%            2.36%           (2.32)%             548%         3,567
  March 31, 2003                         2.38%            2.38%           (2.30)%             477%         1,667
  March 31, 2002                         2.38%            2.38%           (2.36)%             390%           967
  March 31, 2001 *                       0.00%**@         0.00%**@         0.00%**            305%             3
CONSUMER PRODUCTS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.35%**          1.35%**          0.58%**            512%         7,955
  March 31, 2004                         1.36%            1.36%            0.56%              914%        23,560
  March 31, 2003 ++                      1.39%            1.39%            0.53%            1,205%         1,640
  March 31, 2002 ++                      1.56%            1.56%            0.53%              890%        20,083
  March 31, 2001 ++                      1.23%            1.22%            0.94%            1,907%         8,503
  March 31, 2000 ++                      1.37%            1.36%            0.49%            5,466%         9,181
CONSUMER PRODUCTS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.85%**          1.85%**          0.02%**            512%        12,454
  March 31, 2004                         1.86%            1.86%           (0.18)%             914%        13,357
  March 31, 2003 ++                      1.89%            1.89%           (0.09)%           1,205%         3,120
  March 31, 2002 ++                      2.02%            2.02%            0.18%              890%        33,201
  March 31, 2001 ++                      1.85%            1.84%            0.02%            1,907%        18,104
  March 31, 2000 ++                      2.13%            2.13%           (1.01)%           5,466%         3,135
CONSUMER PRODUCTS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.60%**          1.60%**         (0.25)%**           512%            22
CONSUMER PRODUCTS FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (0.50)%**           512%         2,036
  March 31, 2004                         2.37%            2.37%           (0.79)%             914%         4,259
  March 31, 2003 ++                      2.39%            2.39%           (0.35)%           1,205%           196
  March 31, 2002 *++                     2.57%**          2.57%**         (0.19)%**           890%           501

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001 -- BIOTECHNOLOGY FUND C-CLASS; JULY 24, 2001 -- CONSUMER PRODUCTS FUND C-CLASS; SEPTEMBER 1, 2004 -- BIOTECHNOLOGY FUND A-CLASS AND CONSUMER PRODUCTS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

@ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 61

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                    $ 13.43       $  (.04)       $ (3.64)       $ (3.68)       $    --        $    --
  March 31, 2004                             8.08          (.15)          5.50           5.35             --             --
  March 31, 2003                            16.96          (.12)         (8.76)         (8.88)            --             --
  March 31, 2002                            16.54          (.18)           .60            .42             --             --
  March 31, 2001                            40.10          (.36)        (23.02)        (23.38)            --           (.18)
  March 31, 2000                            14.02          (.30)         26.38          26.08             --             --
ELECTRONICS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                      13.02          (.07)         (3.52)         (3.59)            --             --
  March 31, 2004                             7.87          (.21)          5.36           5.15             --             --
  March 31, 2003                            16.62          (.16)         (8.59)         (8.75)            --             --
  March 31, 2002                            16.28          (.26)           .60            .34             --             --
  March 31, 2001                            39.66          (.58)        (22.62)        (23.20)            --           (.18)
  March 31, 2000                            13.96          (.35)         26.05          25.70             --             --
ELECTRONICS FUND A-CLASS
  SEPTEMBER 30, 2004*++                      9.22          (.01)           .22            .21             --             --
ELECTRONICS FUND C-CLASS
  SEPTEMBER 30, 2004++                      13.00          (.10)         (3.50)         (3.60)            --             --
  March 31, 2004                             7.91          (.27)          5.36           5.09             --             --
  March 31, 2003                            16.82          (.22)         (8.69)         (8.91)            --             --
  March 31, 2002                            16.54          (.37)           .65            .28             --             --
  March 31, 2001 *                          18.72          (.01)         (2.17)         (2.18)            --             --
ENERGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                      11.94           .04           2.15           2.19             --             --
  March 31, 2004                             8.80            --           3.17           3.17           (.03)            --
  March 31, 2003                            11.26           .02          (2.47)         (2.45)          (.01)            --
  March 31, 2002                            11.43           .12           (.19)          (.07)          (.10)            --
  March 31, 2001                            10.87          (.08)           .64            .56             --             --
  March 31, 2000                             8.99           .08           1.80           1.88             --             --
ENERGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                      11.68            --           2.11           2.11             --             --
  March 31, 2004                             8.63          (.03)          3.11           3.08           (.03)            --
  March 31, 2003                            11.09            --          (2.45)         (2.45)          (.01)            --
  March 31, 2002                            11.33           .05           (.19)          (.14)          (.10)            --
  March 31, 2001                            10.84          (.03)           .52            .49             --             --
  March 31, 2000                             9.01           .15           1.68           1.83             --             --
ENERGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                     12.79            --           1.00           1.00             --             --
ENERGY FUND C-CLASS
  SEPTEMBER 30, 2004++                      11.60          (.03)          2.09           2.06             --             --
  March 31, 2004                             8.63          (.12)          3.12           3.00           (.03)            --
  March 31, 2003                            11.14          (.07)         (2.43)         (2.50)          (.01)            --
  March 31, 2002 *                          11.87          (.09)          (.54)          (.63)          (.10)            --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                     $    --        $ (3.68)       $  9.75        (27.40)%
  March 31, 2004                                --           5.35          13.43         66.21%
  March 31, 2003                                --          (8.88)          8.08        (52.36)%
  March 31, 2002                                --            .42          16.96          2.54%
  March 31, 2001                              (.18)        (23.56)         16.54        (58.48)%
  March 31, 2000                                --          26.08          40.10        186.02%
ELECTRONICS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                          --          (3.59)          9.43        (27.57)%
  March 31, 2004                                --           5.15          13.02         65.44%
  March 31, 2003                                --          (8.75)          7.87        (52.65)%
  March 31, 2002                                --            .34          16.62          2.09%
  March 31, 2001                              (.18)        (23.38)         16.28        (58.68)%
  March 31, 2000                                --          25.70          39.66        184.10%
ELECTRONICS FUND A-CLASS
  SEPTEMBER 30, 2004*++                         --            .21           9.43          2.28%
ELECTRONICS FUND C-CLASS
  SEPTEMBER 30, 2004++                          --          (3.60)          9.40        (27.69)%
  March 31, 2004                                --           5.09          13.00         64.35%
  March 31, 2003                                --          (8.91)          7.91        (52.97)%
  March 31, 2002                                --            .28          16.82          1.69%
  March 31, 2001 *                              --          (2.18)         16.54        (11.65)%
ENERGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                          --           2.19          14.13         18.34%
  March 31, 2004                              (.03)          3.14          11.94         36.12%
  March 31, 2003                              (.01)         (2.46)          8.80        (21.79)%
  March 31, 2002                              (.10)          (.17)         11.26         (0.52)%
  March 31, 2001                                --            .56          11.43          5.15%
  March 31, 2000                                --           1.88          10.87         20.91%
ENERGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                          --           2.11          13.79         18.07%
  March 31, 2004                              (.03)          3.05          11.68         35.79%
  March 31, 2003                              (.01)         (2.46)          8.63        (22.13)%
  March 31, 2002                              (.10)          (.24)         11.09         (1.14)%
  March 31, 2001                                --            .49          11.33          4.52%
  March 31, 2000                                --           1.83          10.84         20.31%
ENERGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                         --           1.00          13.79          7.82%
ENERGY FUND C-CLASS
  SEPTEMBER 30, 2004++                          --           2.06          13.66         17.76%
  March 31, 2004                              (.03)          2.97          11.60         34.86%
  March 31, 2003                              (.01)         (2.51)          8.63        (22.48)%
  March 31, 2002 *                            (.10)          (.73)         11.14         (5.22)%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                   1.35%**          1.35%**         (0.67)%**           662%       $27,667
  March 31, 2004                         1.36%            1.36%           (1.20)%           1,359%        46,200
  March 31, 2003                         1.39%            1.39%           (1.20)%           2,413%        31,655
  March 31, 2002                         1.29%            1.29%           (1.08)%           1,279%        96,671
  March 31, 2001                         1.36%            1.35%           (1.09)%             705%        70,131
  March 31, 2000                         1.29%            1.28%           (1.14)%           1,162%       274,554
ELECTRONICS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                   1.85%**          1.85%**         (1.27)%**           662%         2,982
  March 31, 2004                         1.85%            1.85%           (1.70)%           1,359%         3,341
  March 31, 2003                         1.87%            1.87%           (1.72)%           2,413%         7,389
  March 31, 2002                         1.75%            1.75%           (1.50)%           1,279%         9,528
  March 31, 2001                         1.87%            1.86%           (1.74)%             705%         7,325
  March 31, 2000                         1.76%            1.75%           (1.51)%           1,162%        25,034
ELECTRONICS FUND A-CLASS
  SEPTEMBER 30, 2004*++                  1.73%**          1.73%**         (1.72)%**           662%             1
ELECTRONICS FUND C-CLASS
  SEPTEMBER 30, 2004++                   2.35%**          2.35%**         (1.80)%**           662%         1,299
  March 31, 2004                         2.36%            2.36%           (2.20)%           1,359%         1,111
  March 31, 2003                         2.39%            2.39%           (2.21)%           2,413%           940
  March 31, 2002                         2.49%            2.49%           (2.27)%           1,279%           388
  March 31, 2001 *                       2.11%**          1.82%**         (1.76)%**           705%             2
ENERGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                   1.35%**          1.35%**          0.56%**            301%       123,177
  March 31, 2004                         1.36%            1.36%            0.04%              913%        61,800
  March 31, 2003                         1.39%            1.39%            0.24%            1,362%         4,703
  March 31, 2002                         1.32%            1.32%            1.06%            1,502%        31,769
  March 31, 2001                         1.64%            1.63%           (0.70)%           1,707%        15,715
  March 31, 2000                         1.58%            1.57%            0.83%            2,854%        13,980
ENERGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                   1.84%**          1.84%**          0.06%**            301%        16,762
  March 31, 2004                         1.92%            1.92%           (0.25)%             913%         4,895
  March 31, 2003                         1.88%            1.88%           (0.03)%           1,362%         7,039
  March 31, 2002                         1.80%            1.80%            0.42%            1,502%         9,621
  March 31, 2001                         2.11%            2.11%           (0.26)%           1,707%         4,269
  March 31, 2000                         2.06%            2.05%            1.45%            2,854%         4,432
ENERGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                  1.57%**          1.57%**         (0.31)%**           301%            48
ENERGY FUND C-CLASS
  SEPTEMBER 30, 2004++                   2.35%**          2.35%**         (0.43)%**           301%        14,273
  March 31, 2004                         2.36%            2.36%           (1.08)%             913%         6,571
  March 31, 2003                         2.38%            2.38%           (0.81)%           1,362%         1,471
  March 31, 2002 *                       2.51%**          2.51%**         (0.92)%**         1,502%           392

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001 -- ELECTRONICS FUND C-CLASS; APRIL 19, 2001 -- ENERGY FUND C-CLASS; SEPTEMBER 1, 2004 -- ELECTRONICS FUND A-CLASS AND ENERGY FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    UNAUDITED

                                              See Notes to Financial Statements.


62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $ 21.74       $  (.11)       $  4.16        $  4.05        $    --        $    --
  March 31, 2004                            17.37          (.18)          4.55           4.37             --             --
  March 31, 2003 ++                         22.47          (.15)         (4.95)         (5.10)            --             --
  March 31, 2002 ++                         27.30          (.18)         (4.65)         (4.83)            --             --
  March 31, 2001 ++                         27.93          (.12)          (.51)          (.63)            --             --
  March 31, 2000 ++                         18.06          (.18)         10.05           9.87             --             --
ENERGY SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     21.18          (.16)          4.05           3.89             --             --
  March 31, 2004                            17.01          (.27)          4.44           4.17             --             --
  March 31, 2003 ++                         22.08          (.24)         (4.83)         (5.07)            --             --
  March 31, 2002 ++                         26.97          (.27)         (4.62)         (4.89)            --             --
  March 31, 2001 ++                         27.69          (.33)          (.39)          (.72)            --             --
  March 31, 2000 ++                         18.03          (.33)          9.99           9.66             --             --
ENERGY SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    23.18          (.03)          1.93           1.90             --             --
ENERGY SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                     21.12          (.21)          4.03           3.82             --             --
  March 31, 2004                            17.04          (.35)          4.43           4.08             --             --
  March 31, 2003 ++                         22.23          (.30)         (4.89)         (5.19)            --             --
  March 31, 2002 ++                         27.30          (.30)         (4.77)         (5.07)            --             --
  March 31,2001 *++                         27.30            --             --             --             --             --
FINANCIAL SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                     11.09           .04           (.03)           .01             --             --
  March 31, 2004                             7.66           .09           3.38           3.47           (.04)            --
  March 31, 2003                            10.23           .07          (2.62)         (2.55)          (.02)            --
  March 31, 2002                            10.00           .04            .29            .33           (.10)            --
  March 31, 2001                             9.48           .06            .46            .52             --             --
  March 31, 2000                             9.99          (.01)          (.49)          (.50)            --           (.01)
FINANCIAL SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     10.89           .01           (.04)          (.03)            --             --
  March 31, 2004                             7.57           .04           3.32           3.36           (.04)            --
  March 31, 2003                            10.08           .03          (2.52)         (2.49)          (.02)            --
  March 31, 2002                             9.89          (.01)           .30            .29           (.10)            --
  March 31, 2001                             9.42           .01            .46            .47             --             --
  March 31, 2000                             9.95          (.05)          (.47)          (.52)            --           (.01)
FINANCIAL SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    10.75           .01            .11            .12             --             --
FINANCIAL SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                     10.84          (.02)          (.04)          (.06)            --             --
  March 31, 2004                             7.57          (.02)          3.33           3.31           (.04)            --
  March 31, 2003                            10.14          (.02)         (2.53)         (2.55)          (.02)            --
  March 31, 2002 *                          10.46          (.05)          (.17)          (.22)          (.10)            --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                    $    --        $  4.05        $ 25.79         18.63%
  March 31, 2004                                --           4.37          21.74         25.16%
  March 31, 2003 ++                             --          (5.10)         17.37        (22.70)%
  March 31, 2002 ++                             --          (4.83)         22.47        (17.69)%
  March 31, 2001 ++                             --           (.63)         27.30         (2.26)%
  March 31, 2000 ++                             --           9.87          27.93         54.65%
ENERGY SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --           3.89          25.07         18.37%
  March 31, 2004                                --           4.17          21.18         24.51%
  March 31, 2003 ++                             --          (5.07)         17.01        (22.96)%
  March 31, 2002 ++                             --          (4.89)         22.08        (18.13)%
  March 31, 2001 ++                             --           (.72)         26.97         (2.60)%
  March 31, 2000 ++                             --           9.66          27.69         53.58%
ENERGY SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --           1.90          25.08          8.20%
ENERGY SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --           3.82          24.94         18.09%
  March 31, 2004                                --           4.08          21.12         23.94%
  March 31, 2003 ++                             --          (5.19)         17.04        (23.35)%
  March 31, 2002 ++                             --          (5.07)         22.23        (18.57)%
  March 31,2001 *++                             --             --          27.30          0.00%
FINANCIAL SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                         --            .01          11.10          0.09%
  March 31, 2004                              (.04)          3.43          11.09         45.36%
  March 31, 2003                              (.02)         (2.57)          7.66        (24.97)%
  March 31, 2002                              (.10)           .23          10.23          3.39%
  March 31, 2001                                --            .52          10.00          5.49%
  March 31, 2000                              (.01)          (.51)          9.48         (4.97)%
FINANCIAL SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --           (.03)         10.86         (0.28)%
  March 31, 2004                              (.04)          3.32          10.89         44.45%
  March 31, 2003                              (.02)         (2.51)          7.57        (24.74)%
  March 31, 2002                              (.10)           .19          10.08          3.02%
  March 31, 2001                                --            .47           9.89          4.99%
  March 31, 2000                              (.01)          (.53)          9.42         (5.19)%
FINANCIAL SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --            .12          10.87          1.12%
FINANCIAL SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --           (.06)         10.78         (0.55)%
  March 31, 2004                              (.04)          3.27          10.84         43.78%
  March 31, 2003                              (.02)         (2.57)          7.57        (25.19)%
  March 31, 2002 *                            (.10)          (.32)         10.14         (2.02)%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.35%**          1.35%**         (0.95)%**           303%       $62,627
  March 31, 2004                         1.37%            1.37%           (0.96)%           1,009%        47,344
  March 31, 2003 ++                      1.39%            1.39%           (0.72)%             971%        15,144
  March 31, 2002 ++                      1.54%            1.54%           (0.74)%             949%        51,983
  March 31, 2001 ++                      1.26%            1.25%           (0.41)%             944%        50,159
  March 31, 2000 ++                      1.58%            1.57%           (0.81)%           1,794%        54,609
ENERGY SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.85%**          1.85%**         (1.41)%**           303%        19,634
  March 31, 2004                         1.87%            1.87%           (1.39)%           1,009%        25,302
  March 31, 2003 ++                      1.88%            1.88%           (1.26)%             971%         1,961
  March 31, 2002 ++                      1.97%            1.97%           (1.21)%             949%        22,051
  March 31, 2001 ++                      1.74%            1.73%           (1.17)%             944%         2,879
  March 31, 2000 ++                      2.20%            2.20%           (1.49)%           1,794%        34,524
ENERGY SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.62%**          1.62%**         (1.58)%**           303%             9
ENERGY SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (1.93)%**           303%         6,937
  March 31, 2004                         2.37%            2.37%           (1.86)%           1,009%         2,833
  March 31, 2003 ++                      2.39%            2.39%           (1.60)%             971%           651
  March 31, 2002 ++                      2.57%            2.57%           (1.60)%             949%           697
  March 31,2001 *++                      0.00%**@         0.00%**@         0.00%**            944%             3
FINANCIAL SERVICES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.35%**          1.35%**          0.71%**            440%         9,503
  March 31, 2004                         1.36%            1.36%            0.94%            1,200%        34,423
  March 31, 2003                         1.38%            1.38%            0.82%            2,336%         6,671
  March 31, 2002                         1.51%            1.51%            0.43%            1,110%        25,147
  March 31, 2001                         1.24%            1.23%            0.58%            1,271%        35,190
  March 31, 2000                         1.72%            1.71%           (0.15)%           2,770%       145,449
FINANCIAL SERVICES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.83%**          1.83%**          0.23%**            440%        22,633
  March 31, 2004                         1.86%            1.86%            0.39%            1,200%        40,885
  March 31, 2003                         1.88%            1.88%            0.35%            2,336%        15,074
  March 31, 2002                         2.02%            2.02%           (0.08)%           1,110%        40,968
  March 31, 2001                         1.74%            1.73%            0.05%            1,271%        30,627
  March 31, 2000                         2.29%            2.28%           (0.64)%           2,770%       129,760
FINANCIAL SERVICES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.60%**          1.60%**          1.09%**            440%            22
FINANCIAL SERVICES FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (0.37)%**           440%         2,489
  March 31, 2004                         2.37%            2.37%           (0.23)%           1,200%         2,242
  March 31, 2003                         2.37%            2.37%           (0.19)%           2,336%           222
  March 31, 2002 *                       2.52%**          2.52%**         (0.50)%**         1,110%           526

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001 -- ENERGY SERVICES FUND C-CLASS; APRIL 19, 2001 -- FINANCIAL SERVICES FUND C-CLASS; SEPTEMBER 1, 2004 -- ENERGY SERVICES FUND A-CLASS AND FINANCIAL SERVICES FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

@ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $ 12.50       $  (.03)       $  (.42)       $  (.45)       $    --        $    --
  March 31, 2004                             9.21          (.07)          3.36           3.29             --             --
  March 31, 2003                            11.36          (.02)         (2.13)         (2.15)            --             --
  March 31, 2002                            11.25          (.04)           .15            .11             --             --
  March 31, 2001                            10.25          (.05)          1.05           1.00             --             --
  March 31, 2000                            11.45          (.04)         (1.15)         (1.19)            --           (.01)
HEALTH CARE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     12.11          (.05)          (.41)          (.46)            --             --
  March 31, 2004                             8.97          (.12)          3.26           3.14             --             --
  March 31, 2003                            11.11          (.06)         (2.08)         (2.14)            --             --
  March 31, 2002                            11.06          (.09)           .14            .05             --             --
  March 31, 2001                            10.12          (.11)          1.05            .94             --             --
  March 31, 2000                            11.37          (.15)         (1.09)         (1.24)            --           (.01)
HEALTH CARE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    11.65          (.01)           .02            .01             --             --
HEALTH CARE FUND C-CLASS
  SEPTEMBER 30, 2004+++                     12.11          (.09)          (.39)          (.48)            --             --
  March 31, 2004                             9.03          (.18)          3.26           3.08             --             --
  March 31, 2003                            11.25          (.12)         (2.10)         (2.22)            --             --
  March 31, 2002                            11.25          (.18)           .18             --             --             --
  March 31, 2001 *                          11.25            --             --             --             --             --
INTERNET FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                     35.66          (.22)         (2.48)         (2.70)            --             --
  March 31, 2004                            20.43          (.41)         15.64          15.23             --             --
  March 31, 2003                            30.55          (.29)         (9.83)        (10.12)            --             --
  March 31, 2002                            41.80          (.31)        (10.94)        (11.25)            --             --
  March 31, 2001 *++                       200.00         (1.60)       (156.60)       (158.20)            --             --
INTERNET FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     34.85          (.31)         (2.40)         (2.71)            --             --
  March 31, 2004                            20.05          (.54)         15.34          14.80             --             --
  March 31, 2003                            30.18          (.40)         (9.73)        (10.13)            --             --
  March 31, 2002                            41.60          (.64)        (10.78)        (11.42)            --             --
  March 31, 2001 *++                       200.00         (2.80)       (155.60)       (158.40)            --             --
INTERNET FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    30.65          (.03)          1.53           1.50             --             --
INTERNET FUND C-CLASS
  SEPTEMBER 30, 2004+++                     34.64          (.37)         (2.40)         (2.77)            --             --
  March 31, 2004                            20.04          (.72)         15.32          14.60             --             --
  March 31, 2003                            30.28          (.50)         (9.74)        (10.24)            --             --
  March 31, 2002 *                          53.40          (.78)        (22.34)        (23.12)            --             --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                    $    --        $  (.45)       $ 12.05         (3.60)%
  March 31, 2004                                --           3.29          12.50         35.72%
  March 31, 2003                                --          (2.15)          9.21        (18.93)%
  March 31, 2002                                --            .11          11.36          0.98%
  March 31, 2001                                --           1.00          11.25          9.76%
  March 31, 2000                              (.01)         (1.20)         10.25        (10.44)%
HEALTH CARE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --           (.46)         11.65         (3.80)%
  March 31, 2004                                --           3.14          12.11         35.01%
  March 31, 2003                                --          (2.14)          8.97        (19.26)%
  March 31, 2002                                --            .05          11.11          0.45%
  March 31, 2001                                --            .94          11.06          9.29%
  March 31, 2000                              (.01)         (1.25)         10.12        (10.95)%
HEALTH CARE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --            .01          11.66          0.09%
HEALTH CARE FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --           (.48)         11.63         (3.96)%
  March 31, 2004                                --           3.08          12.11         34.11%
  March 31, 2003                                --          (2.22)          9.03        (19.73)%
  March 31, 2002                                --             --          11.25          0.00%
  March 31, 2001 *                              --             --          11.25          0.00%
INTERNET FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                         --          (2.70)         32.96         (7.57)%
  March 31, 2004                                --          15.23          35.66         74.55%
  March 31, 2003                                --         (10.12)         20.43        (33.13)%
  March 31, 2002                                --         (11.25)         30.55        (26.91)%
  March 31, 2001 *++                            --        (158.20)         41.80        (79.10)%
INTERNET FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --          (2.71)         32.14         (7.78)%
  March 31, 2004                                --          14.80          34.85         73.82%
  March 31, 2003                                --         (10.13)         20.05        (33.57)%
  March 31, 2002                                --         (11.42)         30.18        (27.45)%
  March 31, 2001 *++                            --        (158.40)         41.60        (79.20)%
INTERNET FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --           1.50          32.15          4.89%
INTERNET FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --          (2.77)         31.87         (8.00)%
  March 31, 2004                                --          14.60          34.64         72.85%
  March 31, 2003                                --         (10.24)         20.04        (33.82)%
  March 31, 2002 *                              --         (23.12)         30.28        (43.30)%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.35%**          1.35%**         (0.45)%**           292%       $25,542
  March 31, 2004                         1.36%            1.36%           (0.56)%           1,204%        19,801
  March 31, 2003                         1.38%            1.38%           (0.25)%           1,395%        13,400
  March 31, 2002                         1.37%            1.37%           (0.36)%             936%        20,567
  March 31, 2001                         1.55%            1.54%           (0.39)%           1,399%        42,495
  March 31, 2000                         1.41%            1.41%           (0.36)%           4,850%        30,729
HEALTH CARE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.85%**          1.85%**         (0.87)%**           292%        22,905
  March 31, 2004                         1.85%            1.85%           (1.05)%           1,204%        27,102
  March 31, 2003                         1.88%            1.88%           (0.66)%           1,395%        23,127
  March 31, 2002                         1.85%            1.85%           (0.81)%             936%        29,504
  March 31, 2001                         2.05%            2.04%           (0.98)%           1,399%        24,444
  March 31, 2000                         2.16%            2.15%           (1.51)%           4,850%         1,741
HEALTH CARE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.70%**          1.70%**         (1.35)%**           292%            21
HEALTH CARE FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (1.42)%**           292%         3,486
  March 31, 2004                         2.37%            2.37%           (1.60)%           1,204%         2,865
  March 31, 2003                         2.37%            2.37%           (1.30)%           1,395%           421
  March 31, 2002                         2.54%            2.54%           (1.59)%             936%         1,085
  March 31, 2001 *                       0.00%**@         0.00%**@         0.00%**          1,399%             3
INTERNET FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.37%**          1.37%**         (1.29)%**           988%         6,795
  March 31, 2004                         1.36%            1.36%           (1.31)%           1,340%        15,292
  March 31, 2003                         1.38%            1.38%           (1.34)%           2,052%         3,335
  March 31, 2002                         1.21%            1.21%           (1.15)%           2,186%         3,124
  March 31, 2001 *++                     1.61%**          1.61%**         (1.43)%**         1,937%         1,625
INTERNET FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.67%**          1.67%**         (1.60)%**           988%         3,435
  March 31, 2004                         1.86%            1.86%           (1.81)%           1,340%        12,090
  March 31, 2003                         1.82%            1.82%           (1.79)%           2,052%           717
  March 31, 2002                         1.74%            1.74%           (1.68)%           2,186%           396
  March 31, 2001 *++                     2.09%**          2.08%**         (2.00)%**         1,937%           201
INTERNET FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.70%**          1.70%**         (1.68)%**           988%            11
INTERNET FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.38%**          2.38%**         (2.28)%**           988%         2,018
  March 31, 2004                         2.36%            2.36%           (2.31)%           1,340%         1,556
  March 31, 2003                         2.37%            2.37%           (2.34)%           2,052%           234
  March 31, 2002 *                       2.36%**          2.36%**         (2.33)%**         2,186%           149

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000 -- INTERNET FUND INVESTOR CLASS AND ADVISOR CLASS; MARCH 30, 2001 -- HEALTH CARE FUND C-CLASS; APRIL 19, 2001 -- INTERNET FUND C-CLASS; SEPTEMBER 1, 2004 -- HEALTH CARE FUND A-CLASS AND INTERNET FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

+++   UNAUDITED

@ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                              See Notes to Financial Statements.


64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $ 27.66       $  (.11)       $  (.97)       $ (1.08)       $    --        $    --
  March 31, 2004                            17.88          (.06)          9.84           9.78             --             --
  March 31, 2003 ++                         24.00          (.15)         (5.97)         (6.12)            --             --
  March 31, 2002 ++                         25.56          (.33)         (1.23)         (1.56)            --             --
  March 31, 2001 ++                         33.30          (.36)         (7.38)         (7.74)            --             --
  March 31, 2000 ++                         33.63           .09           (.12)          (.03)            --           (.30)
LEISURE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     26.74          (.17)          (.94)         (1.11)            --             --
  March 31, 2004                            17.37          (.23)          9.60           9.37             --             --
  March 31, 2003 ++                         23.34          (.39)         (5.58)         (5.97)            --             --
  March 31, 2002 ++                         24.93          (.51)         (1.08)         (1.59)            --             --
  March 31, 2001 ++                         32.82          (.51)         (7.38)         (7.89)            --             --
  March 31, 2000 ++                         33.48          (.42)           .06           (.36)            --           (.30)
LEISURE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    24.59          (.03)          1.07           1.04             --             --
LEISURE FUND C-CLASS
  SEPTEMBER 30, 2004+++                     26.93          (.21)          (.97)         (1.18)            --             --
  March 31, 2004                            17.61          (.38)          9.70           9.32             --             --
  March 31, 2003 ++                         23.79          (.36)         (5.82)         (6.18)            --             --
  March 31, 2002 *++                        29.01          (.45)         (4.77)         (5.22)            --             --
PRECIOUS METALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                     44.32          (.09)         (3.03)         (3.12)            --             --
  March 31, 2004                            26.78          (.12)         17.67          17.55           (.01)            --
  March 31, 2003                            27.90           .03          (1.15)         (1.12)            --             --
  March 31, 2002                            17.73           .01          10.30          10.31           (.14)            --
  March 31, 2001                            18.80           .05          (1.12)         (1.07)            --             --
  March 31, 2000 ++                         20.95          (.10)         (2.05)         (2.15)            --             --
PRECIOUS METALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     44.17          (.19)         (3.00)         (3.19)            --             --
  March 31,2004 *                           31.68          (.18)         12.68          12.50           (.01)            --
PRECIOUS METALS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    37.26          (.04)          3.76           3.72             --             --
PRECIOUS METALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                     43.16          (.26)         (2.98)         (3.24)            --             --
  March 31, 2004                            26.35          (.51)         17.33          16.82           (.01)            --
  March 31, 2003                            27.72          (.27)         (1.10)         (1.37)            --             --
  March 31, 2002 *                          20.41          (.26)          7.71           7.45           (.14)            --

                                                       NET INCREASE    NET ASSET
                                                      (DECREASE) IN      VALUE,         TOTAL
                                           TOTAL        NET ASSET        END OF      INVESTMENT
                                        DISTRIBUTIONS     VALUE          PERIOD        RETURN
-----------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $    --        $ (1.08)       $ 26.58         (3.90)%
  March 31, 2004                               --           9.78          27.66         54.70%
  March 31, 2003 ++                            --          (6.12)         17.88        (25.50)%
  March 31, 2002 ++                            --          (1.56)         24.00         (6.10)%
  March 31, 2001 ++                            --          (7.74)         25.56        (23.24)%
  March 31, 2000 ++                          (.30)          (.33)         33.30         (0.07)%
LEISURE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                        --          (1.11)         25.63         (4.15)%
  March 31, 2004                               --           9.37          26.74         53.94%
  March 31, 2003 ++                            --          (5.97)         17.37        (25.58)%
  March 31, 2002 ++                            --          (1.59)         23.34         (6.38)%
  March 31, 2001 ++                            --          (7.89)         24.93        (24.04)%
  March 31, 2000 ++                          (.30)          (.66)         32.82         (1.06)%
LEISURE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                       --           1.04          25.63          4.23%
LEISURE FUND C-CLASS
  SEPTEMBER 30, 2004+++                        --          (1.18)         25.75         (4.38)%
  March 31, 2004                               --           9.32          26.93         52.92%
  March 31, 2003 ++                            --          (6.18)         17.61        (25.98)%
  March 31, 2002 *++                           --          (5.22)         23.79        (17.99)%
PRECIOUS METALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                        --          (3.12)         41.20         (7.04)%
  March 31, 2004                             (.01)         17.54          44.32         65.53%
  March 31, 2003                               --          (1.12)         26.78         (4.01)%
  March 31, 2002                             (.14)         10.17          27.90         58.44%
  March 31, 2001                               --          (1.07)         17.73         (5.69)%
  March 31, 2000 ++                            --          (2.15)         18.80        (10.26)%
PRECIOUS METALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                        --          (3.19)         40.98         (7.22)%
  March 31,2004 *                            (.01)         12.49          44.17         39.46%
PRECIOUS METALS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                       --           3.72          40.98          9.98%
PRECIOUS METALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                        --          (3.24)         39.92         (7.51)%
  March 31, 2004                             (.01)         16.81          43.16         63.83%
  March 31, 2003                               --          (1.37)         26.35         (4.94)%
  March 31, 2002 *                           (.14)          7.31          27.72         36.75%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.34%**          1.34%**         (0.76)%**           464%       $14,058
  March 31, 2004                         1.36%            1.36%           (0.31)%           1,870%        25,030
  March 31, 2003 ++                      1.38%            1.38%           (0.65)%           3,179%         2,325
  March 31, 2002 ++                      1.57%            1.57%           (1.27)%           2,609%        11,443
  March 31, 2001 ++                      1.55%            1.55%           (1.18)%           2,756%         1,277
  March 31, 2000 ++                      1.58%            1.58%            0.30%            5,734%         5,563
LEISURE FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.85%**          1.85%**         (1.30)%**           464%        21,029
  March 31, 2004                         1.86%            1.86%           (1.06)%           1,870%        39,789
  March 31, 2003 ++                      1.90%            1.90%           (1.68)%           3,179%         3,592
  March 31, 2002 ++                      2.26%            2.26%           (2.05)%           2,609%         9,324
  March 31, 2001 ++                      2.08%            2.07%           (1.77)%           2,756%        18,299
  March 31, 2000 ++                      2.08%            2.08%           (1.32)%           5,734%        18,559
LEISURE FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.74%**          1.74%**         (1.45)%**           464%             1
LEISURE FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.35%**          2.35%**         (1.72)%**           464%         2,699
  March 31, 2004                         2.37%            2.37%           (1.59)%           1,870%         2,165
  March 31, 2003 ++                      2.39%            2.39%           (1.70)%           3,179%            36
  March 31, 2002 *++                     2.53%**          2.53%**         (2.14)%**         2,609%            87
PRECIOUS METALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                  1.25%**          1.25%**         (0.51)%**           174%       224,091
  March 31, 2004                         1.26%            1.26%           (0.32)%             550%       236,961
  March 31, 2003                         1.27%            1.27%            0.09%              744%        75,185
  March 31, 2002                         1.39%            1.39%            0.07%              839%        59,625
  March 31, 2001                         1.18%            1.17%            0.30%              822%        25,096
  March 31, 2000 ++                      1.23%            1.23%           (0.34)%           1,004%        37,780
PRECIOUS METALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                  1.74%**          1.74%**         (1.13)%**           174%         4,989
  March 31,2004 *                        1.72%**          1.72%**         (0.68)%**           550%         2,112
PRECIOUS METALS FUND A-CLASS
  SEPTEMBER 30, 2004*+++                 1.35%**          1.35%**         (1.46)%**           174%            79
PRECIOUS METALS FUND C-CLASS
  SEPTEMBER 30, 2004+++                  2.25%**          2.25%**         (1.50)%**           174%        19,744
  March 31, 2004                         2.27%            2.27%           (1.38)%             550%        17,998
  March 31, 2003                         2.27%            2.27%           (0.94)%             744%         2,150
  March 31, 2002 *                       2.38%**          2.38%**         (1.23)%**           839%           910

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001 -- PRECIOUS METALS FUND C-CLASS; MAY 3, 2001 -- LEISURE FUND C-CLASS; AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS; SEPTEMBER 1, 2004 -- LEISURE FUND A-CLASS AND PRECIOUS METALS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ LEISURE FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003. PRECIOUS METALS FUND -- PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

+++   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
  SEPTEMBER 30,2004*++                    $ 26.66       $   .01        $   .04        $   .05        $    --        $    --
REAL ESTATE FUND C-CLASS
  SEPTEMBER 30, 2004++                      26.63           .23           (.25)          (.02)            --             --
  March 31, 2004 *                          25.00           .02           1.61           1.63             --             --
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2004++                      26.65           .25           (.19)           .06             --             --
  March 31, 2004 *                          25.00           .10           1.55           1.65             --             --
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                      11.74          (.03)          (.82)          (.85)            --             --
  March 31, 2004                             8.00          (.08)          3.82           3.74             --             --
  March 31, 2003                            11.12          (.07)         (3.05)         (3.12)            --             --
  March 31, 2002                            10.29          (.10)           .93            .83             --             --
  March 31, 2001                            13.22          (.09)         (2.84)         (2.93)            --             --
  March 31, 2000                            13.54           .02           (.23)          (.21)            --           (.11)
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                      11.49          (.06)          (.80)          (.86)            --             --
  March 31, 2004                             7.85          (.13)          3.77           3.64             --             --
  March 31, 2003                            10.94          (.12)         (2.97)         (3.09)            --             --
  March 31, 2002                            10.17          (.15)           .92            .77             --             --
  March 31, 2001                            13.18          (.16)         (2.85)         (3.01)            --             --
  March 31, 2000                            13.50          (.33)           .12           (.21)            --           (.11)
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2004*++                     10.45          (.01)           .20            .19             --             --
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2004++                      11.37          (.08)          (.80)          (.88)            --             --
  March 31, 2004                             7.81          (.18)          3.74           3.56             --             --
  March 31, 2003                            11.02          (.20)         (3.01)         (3.21)            --             --
  March 31, 2002 *                          10.68          (.20)           .54            .34             --             --
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                      11.40          (.05)         (1.47)         (1.52)            --             --
  March 31, 2004                             7.11          (.11)          4.40           4.29             --             --
  March 31, 2003                            11.00          (.09)         (3.80)         (3.89)            --             --
  March 31, 2002                            12.70          (.15)         (1.55)         (1.70)            --             --
  March 31, 2001                            31.59          (.24)        (18.65)        (18.89)            --             --
  March 31, 2000                            17.02          (.19)         14.76          14.57             --             --
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                      11.13          (.08)         (1.42)         (1.50)            --             --
  March 31, 2004                             6.97          (.16)          4.32           4.16             --             --
  March 31, 2003                            10.77          (.12)         (3.68)         (3.80)            --             --
  March 31, 2002                            12.49          (.20)         (1.52)         (1.72)            --             --
  March 31, 2001                            31.20          (.31)        (18.40)        (18.71)            --             --
  March 31, 2000                            16.90          (.37)         14.67          14.30             --             --
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                      9.32          (.01)           .31            .30             --             --
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004++                      11.10          (.09)         (1.42)         (1.51)            --             --
  March 31, 2004                             7.00          (.21)          4.31           4.10             --             --
  March 31, 2003                            10.90          (.18)         (3.72)         (3.90)            --             --
  March 31, 2002 *                          14.82          (.25)         (3.67)         (3.92)            --             --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
  SEPTEMBER 30,2004*++                     $    --        $   .05        $ 26.71          0.19%
REAL ESTATE FUND C-CLASS
  SEPTEMBER 30, 2004++                          --           (.02)         26.61         (0.08)%
  March 31, 2004 *                              --           1.63          26.63          6.52%
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2004++                          --            .06          26.71          0.23%
  March 31, 2004 *                              --           1.65          26.65          6.60%
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                          --           (.85)         10.89         (7.24)%
  March 31, 2004                                --           3.74          11.74         46.75%
  March 31, 2003                                --          (3.12)          8.00        (28.06)%
  March 31, 2002                                --            .83          11.12          8.07%
  March 31, 2001                                --          (2.93)         10.29        (22.16)%
  March 31, 2000                              (.11)          (.32)         13.22         (1.51)%
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                          --           (.86)         10.63         (7.48)%
  March 31, 2004                                --           3.64          11.49         46.37%
  March 31, 2003                                --          (3.09)          7.85        (28.24)%
  March 31, 2002                                --            .77          10.94          7.57%
  March 31, 2001                                --          (3.01)         10.17        (22.84)%
  March 31, 2000                              (.11)          (.32)         13.18         (1.52)%
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2004*++                         --            .19          10.64          1.82%
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2004++                          --           (.88)         10.49         (7.74)%
  March 31, 2004                                --           3.56          11.37         45.58%
  March 31, 2003                                --          (3.21)          7.81        (29.13)%
  March 31, 2002 *                              --            .34          11.02          3.18%
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                          --          (1.52)          9.88        (13.33)%
  March 31, 2004                                --           4.29          11.40         60.34%
  March 31, 2003                                --          (3.89)          7.11        (35.36)%
  March 31, 2002                                --          (1.70)         11.00        (13.39)%
  March 31, 2001                                --         (18.89)         12.70        (59.80)%
  March 31, 2000                                --          14.57          31.59         85.61%
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                          --          (1.50)          9.63        (13.48)%
  March 31, 2004                                --           4.16          11.13         59.68%
  March 31, 2003                                --          (3.80)          6.97        (35.28)%
  March 31, 2002                                --          (1.72)         10.77        (13.77)%
  March 31, 2001                                --         (18.71)         12.49        (59.97)%
  March 31, 2000                                --          14.30          31.20         84.62%
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                         --            .30           9.62          3.22%
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004++                          --          (1.51)          9.59        (13.60)%
  March 31, 2004                                --           4.10          11.10         58.57%
  March 31, 2003                                --          (3.90)          7.00        (35.78)%
  March 31, 2002 *                              --          (3.92)         10.90        (26.45)%

                                                       RATIOS TO
                                                   AVERAGE NET ASSETS:
                                       -------------------------------------------
                                                                          NET                         NET ASSETS,
                                                                       INVESTMENT       PORTFOLIO       END OF
                                        GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                       EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
  SEPTEMBER 30,2004*++                  1.61%**          1.61%**          0.28%**          1,020%       $    61
REAL ESTATE FUND C-CLASS
  SEPTEMBER 30, 2004++                  2.35%**          2.35%**          1.82%**          1,020%           913
  March 31, 2004 *                      2.36%**          2.36%**          0.72%**            102%         7,562
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2004++                  1.61%**          1.61%**          1.96%**          1,020%        39,684
  March 31, 2004 *                      1.61%**          1.61%**          3.83%**            102%        75,916
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                  1.35%**          1.35%**         (0.51)%**           702%         4,564
  March 31, 2004                        1.35%            1.35%           (0.78)%           1,825%        11,738
  March 31, 2003                        1.38%            1.38%           (0.82)%           3,788%         2,964
  March 31, 2002                        1.44%            1.44%           (0.92)%           2,030%        21,667
  March 31, 2001                        1.51%            1.50%           (0.78)%           3,062%        33,228
  March 31, 2000                        1.44%            1.44%            0.16%            2,537%        81,097
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                  1.85%**          1.85%**         (1.06)%**           702%         4,680
  March 31, 2004                        1.85%            1.85%           (1.25)%           1,825%        15,863
  March 31, 2003                        1.88%            1.88%           (1.35)%           3,788%        14,965
  March 31, 2002                        1.95%            1.95%           (1.40)%           2,030%        37,690
  March 31, 2001                        2.10%            2.09%           (1.49)%           3,062%        11,286
  March 31, 2000                        2.10%            2.09%           (2.69)%           2,537%        91,740
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2004*++                 1.75%**          1.75%**         (1.33)%**           702%             1
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2004++                  2.35%**          2.35%**         (1.50)%**           702%         1,095
  March 31, 2004                        2.36%            2.36%           (1.72)%           1,825%         2,362
  March 31, 2003                        2.32%            2.32%           (1.89)%           3,788%            85
  March 31, 2002 *                      2.70%**          2.70%**         (2.13)%**         2,030%         1,028
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2004++                  1.35%**          1.35%**         (0.95)%**           720%        15,311
  March 31, 2004                        1.36%            1.36%           (1.07)%           1,853%        17,114
  March 31, 2003                        1.38%            1.38%           (1.13)%           1,938%         8,348
  March 31, 2002                        1.44%            1.44%           (1.21)%           1,017%        35,815
  March 31, 2001                        1.30%            1.30%           (1.01)%           2,202%        26,660
  March 31, 2000                        1.41%            1.40%           (0.85)%           4,929%        90,002
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2004++                  1.85%**          1.85%**         (1.49)%**           720%        14,966
  March 31, 2004                        1.86%            1.86%           (1.58)%           1,853%        17,972
  March 31, 2003                        1.88%            1.88%           (1.62)%           1,938%        16,717
  March 31, 2002                        1.93%            1.93%           (1.69)%           1,017%        25,769
  March 31, 2001                        1.81%            1.81%           (1.48)%           2,202%        20,450
  March 31, 2000                        1.89%            1.89%           (1.60)%           4,929%        32,537
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2004*++                 1.65%**          1.65%**         (1.46)%**           720%             6
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2004++                  2.35%**          2.35%**         (1.89)%**           720%           806
  March 31, 2004                        2.36%            2.36%           (2.13)%           1,853%         1,101
  March 31, 2003                        2.37%            2.37%           (2.07)%           1,938%           434
  March 31, 2002 *                      2.43%**          2.43%**         (2.22)%**         1,017%           424

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001-- TECHNOLOGY FUND C-CLASS; MAY 9, 2001--RETAILING FUND C-CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- REAL ESTATE FUND A-CLASS, RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    UNAUDITED

                                              See Notes to Financial Statements.


66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                    $ 15.48       $   .01        $ (1.09)       $ (1.08)       $    --        $    --
  March 31, 2004                            10.05            --           5.48           5.48           (.05)            --
  March 31, 2003 ++                         15.12           .06          (5.13)         (5.07)            --             --
  March 31, 2002 ++                         24.03          (.12)         (8.70)         (8.82)            --           (.09)
  March 31, 2001 ++                         61.17          (.30)        (36.84)        (37.14)            --             --
  March 31, 2000 ++                         39.09          (.30)         22.41          22.11             --           (.03)
TELECOMMUNICATIONS FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                      15.07          (.03)         (1.05)         (1.08)            --             --
  March 31, 2004                             9.81          (.08)          5.39           5.31           (.05)            --
  March 31, 2003 ++                         14.76          (.09)         (4.86)         (4.95)            --             --
  March 31, 2002 ++                         23.58          (.06)         (8.67)         (8.73)            --           (.09)
  March 31, 2001 ++                         60.39          (.54)        (36.27)        (36.81)            --             --
  March 31, 2000 ++                         38.73          (.57)         22.26          21.69             --           (.03)
TELECOMMUNICATIONS FUND A-CLASS
  SEPTEMBER 30,2004*+++                     13.55            --            .44            .44             --             --
TELECOMMUNICATIONS FUND C-CLASS
  SEPTEMBER 30,2004+++                      15.06          (.05)         (1.07)         (1.12)            --             --
  March 31, 2004                             9.84          (.15)          5.42           5.27           (.05)            --
  March 31, 2003 ++                         14.97          (.09)         (5.04)         (5.13)            --             --
  March 31, 2002 *++                        26.91          (.24)        (11.61)        (11.85)            --           (.09)
TRANSPORTATION FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                      18.84          (.07)          1.65           1.58             --             --
  March 31, 2004                            15.03          (.06)          3.87           3.81             --             --
  March 31, 2003 ++                         20.85          (.12)         (5.70)         (5.82)            --             --
  March 31, 2002 ++                         19.26          (.09)          1.68           1.59             --             --
  March 31, 2001 ++                         18.72            --            .54            .54             --             --
  March 31, 2000 ++                         23.97          (.21)         (5.04)         (5.25)            --             --
TRANSPORTATION FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                      18.02          (.12)          1.55           1.43             --             --
  March 31, 2004                            14.40          (.12)          3.74           3.62             --             --
  March 31, 2003 ++                         19.98          (.15)         (5.43)         (5.58)            --             --
  March 31, 2002 ++                         18.57          (.21)          1.62           1.41             --             --
  March 31, 2001 ++                         18.48          (.03)           .12            .09             --             --
  March 31, 2000 ++                         23.85            --          (5.37)         (5.37)            --             --
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30,2004*+++                     18.73          (.01)           .73            .72             --             --
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30,2004+++                      18.43          (.17)          1.61           1.44             --             --
  March 31, 2004                            14.85          (.25)          3.83           3.58             --             --
  March 31, 2003 ++                         20.73          (.27)         (5.61)         (5.88)            --             --
  March 31, 2002 *++                        20.04          (.24)           .93            .69             --             --

                                                       NET INCREASE    NET ASSET
                                                      (DECREASE) IN      VALUE,         TOTAL
                                           TOTAL        NET ASSET        END OF      INVESTMENT
                                        DISTRIBUTIONS     VALUE          PERIOD        RETURN
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                    $    --        $ (1.08)       $ 14.40         (6.98)%
  March 31, 2004                             (.05)          5.43          15.48         54.59%
  March 31, 2003 ++                            --          (5.07)         10.05        (33.53)%
  March 31, 2002 ++                          (.09)         (8.91)         15.12        (36.84)%
  March 31, 2001 ++                            --         (37.14)         24.03        (60.72)%
  March 31, 2000 ++                          (.03)         22.08          61.17         56.54%
TELECOMMUNICATIONS FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                         --          (1.08)         13.99         (7.17)%
  March 31, 2004                             (.05)          5.26          15.07         54.20%
  March 31, 2003 ++                            --          (4.95)          9.81        (33.54)%
  March 31, 2002 ++                          (.09)         (8.82)         14.76        (37.16)%
  March 31, 2001 ++                            --         (36.81)         23.58        (60.95)%
  March 31, 2000 ++                          (.03)         21.66          60.39         55.98%
TELECOMMUNICATIONS FUND A-CLASS
  SEPTEMBER 30,2004*+++                        --            .44          13.99          3.25%
TELECOMMUNICATIONS FUND C-CLASS
  SEPTEMBER 30,2004+++                         --          (1.12)         13.94         (7.44)%
  March 31, 2004                             (.05)          5.22          15.06         53.62%
  March 31, 2003 ++                            --          (5.13)          9.84        (34.27)%
  March 31, 2002 *++                         (.09)        (11.94)         14.97        (44.16)%
TRANSPORTATION FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                         --           1.58          20.42          8.39%
  March 31, 2004                               --           3.81          18.84         25.35%
  March 31, 2003 ++                            --          (5.82)         15.03        (27.91)%
  March 31, 2002 ++                            --           1.59          20.85          8.26%
  March 31, 2001 ++                            --            .54          19.26          2.88%
  March 31, 2000 ++                            --          (5.25)         18.72        (21.90)%
TRANSPORTATION FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                         --           1.43          19.45          7.94%
  March 31, 2004                               --           3.62          18.02         25.14%
  March 31, 2003 ++                            --          (5.58)         14.40        (27.93)%
  March 31, 2002 ++                            --           1.41          19.98          7.59%
  March 31, 2001 ++                            --            .09          18.57          0.49%
  March 31, 2000 ++                            --          (5.37)         18.48        (22.52)%
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30,2004*+++                        --            .72          19.45          3.84%
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30,2004+++                         --           1.44          19.87          7.81%
  March 31, 2004                               --           3.58          18.43         24.11%
  March 31, 2003 ++                            --          (5.88)         14.85        (28.36)%
  March 31, 2002 *++                           --            .69          20.73          3.44%

                                                        RATIOS TO
                                                    AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO       END OF
                                         GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                        EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                   1.34%**          1.34%**          0.20%**            589%       $11,558
  March 31, 2004                         1.37%            1.37%            0.01%            1,506%        14,406
  March 31, 2003 ++                      1.38%            1.38%            0.46%            2,431%         9,152
  March 31, 2002 ++                      1.51%            1.51%           (0.60)%           1,192%         4,530
  March 31, 2001 ++                      1.37%            1.37%           (0.65)%           1,273%         9,924
  March 31, 2000 ++                      1.50%            1.49%           (0.59)%           1,555%        66,904
TELECOMMUNICATIONS FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                   1.88%**          1.88%**         (0.35)%**           589%         4,802
  March 31, 2004                         1.87%            1.87%           (0.58)%           1,506%         7,376
  March 31, 2003 ++                      1.86%            1.86%           (0.68)%           2,431%           898
  March 31, 2002 ++                      1.87%            1.87%           (0.29)%           1,192%           931
  March 31, 2001 ++                      1.87%            1.86%           (1.24)%           1,273%        19,154
  March 31, 2000 ++                      2.05%            2.05%           (1.14)%           1,555%         3,449
TELECOMMUNICATIONS FUND A-CLASS
  SEPTEMBER 30,2004*+++                  1.18%**          1.18%**          0.37%**            589%             9
TELECOMMUNICATIONS FUND C-CLASS
  SEPTEMBER 30,2004+++                   2.36%**          2.36%**         (0.73)%**           589%         1,337
  March 31, 2004                         2.37%            2.37%           (1.09)%           1,506%         3,635
  March 31, 2003 ++                      2.41%            2.41%           (0.71)%           2,431%           774
  March 31, 2002 *++                     2.43%**          2.43%**         (1.25)%**         1,192%            19
TRANSPORTATION FUND INVESTOR CLASS
  SEPTEMBER 30,2004+++                   1.36%**          1.36%**         (0.68)%**           538%        16,722
  March 31, 2004                         1.36%            1.36%           (0.34)%           1,624%         3,792
  March 31, 2003 ++                      1.40%            1.40%           (0.70)%           2,786%           960
  March 31, 2002 ++                      1.56%            1.56%           (0.51)%           1,704%        18,215
  March 31, 2001 ++                      1.55%            1.54%           (0.05)%           1,293%         8,246
  March 31, 2000 ++                      1.97%            1.96%           (0.92)%           1,970%        18,501
TRANSPORTATION FUND ADVISOR CLASS
  SEPTEMBER 30,2004+++                   1.86%**          1.86%**         (1.30)%**           538%         5,291
  March 31, 2004                         1.83%            1.83%           (0.73)%           1,624%         4,284
  March 31, 2003 ++                      1.92%            1.92%           (0.94)%           2,786%         3,561
  March 31, 2002 ++                      2.23%            2.23%           (1.16)%           1,704%        23,807
  March 31, 2001 ++                      2.08%            2.08%           (0.16)%           1,293%           233
  March 31, 2000 ++                      1.34%            1.33%           (0.08)%           1,970%        87,189
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30,2004*+++                  1.61%**          1.61%**         (1.02)%**           538%            32
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30,2004+++                   2.35%**          2.35%**         (1.72)%**           538%         1,124
  March 31, 2004                         2.36%            2.36%           (1.53)%           1,624%           656
  March 31, 2003 ++                      2.36%            2.36%           (1.51)%           2,786%           514
  March 31, 2002 *++                     2.59%**          2.59%**         (1.35)%**         1,704%           654

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001-- TELECOMMUNICATIONS FUND C-CLASS; MAY 14, 2001-- TRANSPORTATION FUND C-CLASS; SEPTEMBER 1, 2004 -- TELECOMMUNICATIONS FUND A-CLASS AND TRANSPORTATION FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED   NET INCREASE
                                         NET ASSET        NET            AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                           VALUE,      INVESTMENT     UNREALIZED    IN NET ASSET     FROM NET       FROM NET
                                         BEGINNING       INCOME     GAINS (LOSSES) VALUE RESULTING  INVESTMENT      REALIZED
                                         OF PERIOD      (LOSS)+     ON SECURITIES  FROM OPERATIONS    INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   $ 20.57       $   .26        $   .51        $   .77        $    --        $    --
  March 31, 2004                            16.38           .45           4.71           5.16           (.97)            --
  March 31, 2003 ++                         25.44           .60          (9.12)         (8.52)          (.54)            --
  March 31, 2002 ++                         35.52           .60          (9.12)         (8.52)         (1.56)            --
  March 31, 2001 *++                        30.00           .54           4.98           5.52             --             --
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                     20.10           .19            .51            .70             --             --
  March 31, 2004                            16.11           .30           4.66           4.96           (.97)            --
  March 31, 2003 ++                         25.23           .33          (8.91)         (8.58)          (.54)            --
  March 31, 2002 ++                         35.43           .36          (9.00)         (8.64)         (1.56)            --
  March 31, 2001 *++                        30.00           .36           5.07           5.43             --             --
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                    20.66           .02            .12            .14             --             --
UTILITIES FUND C-CLASS
  SEPTEMBER 30, 2004+++                     19.77           .13            .50            .63             --             --
  March 31, 2004                            15.93           .22           4.59           4.81           (.97)            --
  March 31, 2003 ++                         25.08           .30          (8.91)         (8.61)          (.54)            --
  March 31, 2002 *++                        37.98          (.12)        (11.22)        (11.34)         (1.56)            --

                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN      VALUE,         TOTAL
                                            TOTAL        NET ASSET        END OF      INVESTMENT
                                         DISTRIBUTIONS     VALUE          PERIOD        RETURN
------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                    $    --        $   .77        $ 21.34          3.74%
  March 31, 2004                              (.97)          4.19          20.57         32.11%
  March 31, 2003 ++                           (.54)         (9.06)         16.38        (33.55)%
  March 31, 2002 ++                          (1.56)        (10.08)         25.44        (24.07)%
  March 31, 2001 *++                            --           5.52          35.52         18.40%
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                         --            .70          20.80          3.48%
  March 31, 2004                              (.97)          3.99          20.10         31.39%
  March 31, 2003 ++                           (.54)         (9.12)         16.11        (34.07)%
  March 31, 2002 ++                          (1.56)        (10.20)         25.23        (24.47)%
  March 31, 2001 *++                            --           5.43          35.43         18.10%
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                        --            .14          20.80          0.68%
UTILITIES FUND C-CLASS
  SEPTEMBER 30, 2004+++                         --            .63          20.40          3.19%
  March 31, 2004                              (.97)          3.84          19.77         30.80%
  March 31, 2003 ++                           (.54)         (9.15)         15.93        (34.40)%
  March 31, 2002 *++                         (1.56)        (12.90)         25.08        (29.95)%

                                                         RATIOS TO
                                                     AVERAGE NET ASSETS:
                                         -------------------------------------------
                                                                            NET                         NET ASSETS,
                                                                         INVESTMENT       PORTFOLIO       END OF
                                          GROSS             NET            INCOME          TURNOVER    PERIOD (000'S
                                         EXPENSES         EXPENSES         (LOSS)           RATE***       OMITTED)
--------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2004+++                   1.36%**          1.36%**          2.52%**            568%       $26,733
  March 31, 2004                          1.35%            1.35%            2.50%            1,609%        19,170
  March 31, 2003 ++                       1.39%            1.39%            3.24%            3,158%         9,978
  March 31, 2002 ++                       1.54%            1.54%            2.00%            2,418%        26,539
  March 31, 2001 *++                      1.59%**          1.59%**          1.65%**          1,591%        15,566
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2004+++                   1.86%**          1.86%**          1.83%**            568%         6,744
  March 31, 2004                          1.84%            1.84%            1.91%            1,609%         1,072
  March 31, 2003 ++                       1.89%            1.89%            1.74%            3,158%         2,239
  March 31, 2002 ++                       1.85%            1.85%            1.15%            2,418%         6,053
  March 31, 2001 *++                      2.09%**          2.08%**          1.03%**          1,591%        14,360
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2004*+++                  1.62%**          1.62%**          1.65%**            568%            49
UTILITIES FUND C-CLASS
  SEPTEMBER 30, 2004+++                   2.35%**          2.35%**          1.33%**            568%         2,781
  March 31, 2004                          2.36%            2.36%            1.19%            1,609%         3,948
  March 31, 2003 ++                       2.42%            2.42%            1.56%            3,158%           939
  March 31, 2002 *++                      2.76%**          2.76%**         (0.48)%**         2,418%           192

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000 -- INVESTOR AND ADVISOR CLASS; APRIL 27, 2001-- C-CLASS; SEPTEMBER 1, 2004 -- A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

                                              See Notes to Financial Statements.


68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                               SALES CHARGE AS % OF     SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT              OFFERING PRICE             AMOUNT INVESTED
--------------------------------------------------------------------------------

Less than $100,000                     4.75%                      4.99%
$100,000 but less
than $250,000                          3.75%                      3.90%
$250,000 but less
than $500,000                          2.75%                      2.83%
$500,000 but less
than $1,000,000                        1.60%                      1.63%
Greater than $1,000,000                0.00%                      0.00%

At September 30, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the eighteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds and the Strategic Funds are contained in separate reports. At September 30, 2004, none of the Funds have issued Institutional Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales, post-October losses and regulated futures contracts and options.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

--------------------------------------------------------------------------------

E. Each Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase American Depository Receipts ("ADRs") and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of Rydex Fund Services.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of Rydex Distributors, Inc.

3. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.


70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At September 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                 TAX              TAX                NET
                                 TAX          UNREALIZED       UNREALIZED         UNREALIZED
FUND                             COST            GAIN            (LOSS)          GAIN (LOSS)
---------------------------------------------------------------------------------------------
Banking Fund                $ 27,607,545     $  2,814,306     $    (10,497)     $  2,803,809
Basic Materials Fund          56,353,782        3,964,205          (20,509)        3,943,696
Biotechnology Fund           121,695,352       68,152,498         (115,268)       68,037,230
Consumer Products Fund        24,620,155               --         (573,178)         (573,178)
Electronics Fund              19,756,203       19,059,157               --        19,059,157
Energy Fund                  148,487,868       20,909,316               --        20,909,316
Energy Services Fund          86,162,983       19,767,461               --        19,767,461
Financial Services Fund       33,131,170        7,236,275               --         7,236,275
Health Care Fund              45,922,747        6,344,538         (744,801)        5,599,737
Internet Fund                 14,686,484          866,923          (27,279)          839,644
Leisure Fund                  41,342,833        1,469,444         (157,659)        1,311,785
Precious Metals Fund         255,823,399       55,862,980         (145,973)       55,717,007
Real Estate Fund              43,736,318               --         (948,898)         (948,898)
Retailing Fund                 4,882,292        7,724,450               --         7,724,450
Technology Fund               29,576,253        6,200,875          (63,939)        6,136,936
Telecommunications Fund       17,166,066        3,308,065          (43,128)        3,264,937
Transportation Fund           26,566,819        1,416,317         (156,430)        1,259,887
Utilities Fund                38,750,969        5,248,894               --         5,248,894


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

--------------------------------------------------------------------------------

4. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Sector Rotation Fund (included in the Trust, but contained in a separate report) and the Rydex Dynamic Funds (the Titan Master Portfolio, the Tempest Master Portfolio, the Venture Master Portfolio, the Dynamic Dow Master Portfolio, and the Inverse Dynamic Dow Master Portfolio), a separate Trust. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2004 are as follows:

COUNTERPARTY                     TERMS OF AGREEMENT       FACE VALUE     MARKET VALUE   MATURITY VALUE
------------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.     1.71% due 10/01/04     $303,702,334     $303,702,334     $303,716,760
------------------------------------------------------------------------------------------------------
                                                                         $303,702,334     $303,716,760
======================================================================================================

As of September 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                 RANGE OF RATES          PAR VALUE     MARKET VALUE
--------------------------------------------------------------------------------

U. S. Treasury Bonds              3.875%           $ 71,245,050     $ 95,713,941
U. S. Treasury Notes         3.500% - 4.250%        185,004,858      214,072,627
--------------------------------------------------------------------------------
                                                                    $309,786,568
================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

5. SECURITIES TRANSACTIONS

During the period ended September 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  BASIC       BIOTECH-       CONSUMER                                       ENERGY      FINANCIAL
                 BANKING      MATERIALS         NOLOGY       PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES
                    FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases   $190,133,405   $209,689,453   $383,268,303   $251,376,748   $265,434,907   $433,485,577   $195,311,466   $193,942,547

Sales       $181,106,150   $206,782,974   $383,575,524   $265,648,825   $272,687,516   $368,900,123   $190,598,870   $234,745,683

                  HEALTH                                     PRECIOUS           REAL                                   TELECOMMU-
                    CARE       INTERNET        LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY      NICATIONS
                    FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases   $166,832,893   $244,607,438   $169,304,041   $348,868,971   $447,477,736   $125,224,986   $298,184,290   $101,188,743

Sales       $161,713,874   $256,225,643   $193,942,673   $330,746,844   $488,027,977   $142,884,260   $296,931,524   $106,544,190

               TRANSPOR-
                  TATION      UTILITIES
                    FUND           FUND
---------------------------------------
Purchases   $170,342,786   $163,384,720

Sales       $153,538,814   $152,246,323


72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares.

                                                                   PURCHASED THROUGH
                                SHARES PURCHASED                 DIVIDEND REINVESTMENT             SHARES REDEEMED
-------------------------------------------------------------------------------------------------------------------------
                          Period Ended    Period Ended       Period Ended   Period Ended    Period Ended    Period Ended
                          September 30,     March 31,        September 30,    March 31,     September 30,     March 31,
                               2004           2004               2004            2004            2004            2004
-------------------------------------------------------------------------------------------------------------------------
BANKING FUND
    Investor Class          15,063,693     29,305,567             --            21,240       (15,243,230)    (29,114,241)
    Advisor Class            4,934,936      8,354,009             --             9,588        (3,737,203)     (8,041,937)
    A-Class*                     2,426             --             --                --                --              --
    C-Class                  1,300,018      5,623,221             --             5,862        (1,326,176)     (5,454,395)
BASIC MATERIALS FUND
    Investor Class           7,217,948     20,611,388             --             1,998        (7,085,818)    (20,030,089)
    Advisor Class            2,071,098      4,166,675             --             1,426        (2,253,185)     (4,054,982)
    A-Class*                     2,036             --             --                --                --              --
    C-Class                    736,047      2,071,086             --               234          (678,510)     (1,908,446)
BIOTECHNOLOGY FUND
    Investor Class          23,530,861     55,501,925             --                --       (24,180,759)    (56,979,775)
    Advisor Class            1,962,176      5,467,658             --                --        (1,455,208)     (6,646,230)
    A-Class*                       540             --             --                --                --              --
    C-Class                  1,010,196      2,625,351             --                --          (944,351)     (2,570,067)
CONSUMER PRODUCTS FUND
    Investor Class           7,166,224      7,588,839             --               272        (7,696,600)     (7,003,713)
    Advisor Class            2,415,256      3,619,311             --             1,325        (2,424,263)     (3,601,289)
    A-Class*                       809             --             --                --                --              --
    C-Class                    780,507      1,412,449             --                28          (856,124)     (1,288,543)
ELECTRONICS FUND
    Investor Class          36,213,407     97,206,931             --                --       (36,816,403)    (97,683,758)
    Advisor Class              938,881     10,258,033             --                --          (879,383)    (10,939,877)
    A-Class*                       108             --             --                --                --              --
    C-Class                    915,411      4,994,160             --                --          (862,579)     (5,027,603)
ENERGY FUND
    Investor Class          33,428,503     43,036,804             --             6,458       (29,886,092)    (38,402,713)
    Advisor Class            4,889,314      6,143,268             --               309        (4,092,680)     (6,540,008)
    A-Class*                     3,515             --             --                --                --              --
    C-Class                  3,033,500      3,766,553             --               758        (2,555,245)     (3,371,400)

                                   NET SHARES
                              PURCHASED (REDEEMED)
------------------------------------------------------
                          Period Ended    Period Ended
                          September 30,     March 31,
                              2004             2004
------------------------------------------------------
BANKING FUND
    Investor Class           (179,537)        212,566
    Advisor Class           1,197,733         321,660
    A-Class*                    2,426              --
    C-Class                   (26,158)        174,688
BASIC MATERIALS FUND
    Investor Class            132,130         583,297
    Advisor Class            (182,087)        113,119
    A-Class*                    2,036              --
    C-Class                    57,537         162,874
BIOTECHNOLOGY FUND
    Investor Class           (649,898)     (1,477,850)
    Advisor Class             506,968      (1,178,572)
    A-Class*                      540              --
    C-Class                    65,845          55,284
CONSUMER PRODUCTS FUND
    Investor Class           (530,376)        585,398
    Advisor Class              (9,007)         19,347
    A-Class*                      809              --
    C-Class                   (75,617)        123,934
ELECTRONICS FUND
    Investor Class           (602,996)       (476,827)
    Advisor Class              59,498        (681,844)
    A-Class*                      108              --
    C-Class                    52,832         (33,443)
ENERGY FUND
    Investor Class          3,542,411       4,640,549
    Advisor Class             796,634        (396,431)
    A-Class*                    3,515              --
    C-Class                   478,255         395,911

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

--------------------------------------------------------------------------------

                                                                   PURCHASED THROUGH
                                SHARES PURCHASED                 DIVIDEND REINVESTMENT             SHARES REDEEMED
----------------------------------------------------------------------------------------------------------------------------
                          Period Ended   Period Ended        Period Ended   Period Ended    Period Ended    Period Ended
                          September 30,     March 31,        September 30,    March 31,     September 30,     March 31,
                               2004           2004               2004            2004            2004            2004
----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
    Investor Class           9,480,473     27,532,018             --                --        (9,230,012)    (27,969,595)
    Advisor Class            2,457,977      4,161,536             --                --        (2,869,109)     (3,313,313)
    A-Class*                       365             --             --                --                --              --
    C-Class                  1,058,224      1,831,031             --                --          (914,180)     (1,811,384)
FINANCIAL SERVICES FUND
    Investor Class          14,346,467     62,655,161             --             6,535       (16,593,446)    (60,428,933)
    Advisor Class            2,968,213      9,592,691             --            13,512        (4,639,113)     (7,843,675)
    A-Class*                     1,995             --             --                --                --              --
    C-Class                  1,767,074      3,297,493             --               497        (1,742,963)     (3,120,443)
HEALTH CARE FUND
    Investor Class          15,327,801     40,582,183             --                --       (14,793,412)    (40,452,245)
    Advisor Class            3,157,742      9,867,577             --                --        (3,430,011)    (10,207,863)
    A-Class*                     1,840             --             --                --                --              --
    C-Class                  1,215,230      5,281,351             --                --        (1,151,931)     (5,091,497)
INTERNET FUND
    Investor Class           8,002,723     10,328,468             --                --        (8,225,423)    (10,062,830)
    Advisor Class              710,363      1,821,415             --                --          (950,393)     (1,510,255)
    A-Class*                       354             --             --                --                --              --
    C-Class                    330,700        809,388             --                --          (312,312)       (776,125)
LEISURE FUND
    Investor Class           4,889,425     20,010,992             --                --        (5,265,569)    (19,496,218)
    Advisor Class            1,925,069      5,685,748             --                --        (2,592,560)     (4,818,501)
    A-Class*                        41             --             --                --                --              --
    C-Class                    605,380      1,193,130             --                --          (580,934)     (1,118,911)
PRECIOUS METALS FUND
    Investor Class          19,784,939     60,465,084             --             1,027       (19,693,205)    (57,926,677)
    Advisor Class            1,794,273      2,891,458***          --                24***     (1,720,361)     (2,843,657)***
    A-Class*                     1,925             --             --                --                --              --
    C-Class                  1,045,540      2,089,399             --                69          (968,021)     (1,754,060)
REAL ESTATE FUND
    A-Class*                     2,299             --             --                --                --              --
    C-Class                  1,250,791        518,598**           --                --        (1,500,429)       (234,654)**
    H-Class                 21,827,913      4,553,101**           --                --       (23,190,511)     (1,704,781)**

                                   NET SHARES
                              PURCHASED (REDEEMED)
--------------------------------------------------------
                          Period Ended    Period Ended
                          September 30,     March 31,
                              2004             2004
--------------------------------------------------------
ENERGY SERVICES FUND
    Investor Class            250,461        (437,577)
    Advisor Class            (411,132)        848,223
    A-Class*                      365              --
    C-Class                   144,044          19,647
FINANCIAL SERVICES FUND
    Investor Class         (2,246,979)      2,232,763
    Advisor Class          (1,670,900)      1,762,528
    A-Class*                    1,995              --
    C-Class                    24,111         177,547
HEALTH CARE FUND
    Investor Class            534,389         129,938
    Advisor Class            (272,269)       (340,286)
    A-Class*                    1,840              --
    C-Class                    63,299         189,854
INTERNET FUND
    Investor Class           (222,700)        265,638
    Advisor Class            (240,030)        311,160
    A-Class*                      354              --
    C-Class                    18,388          33,263
LEISURE FUND
    Investor Class           (376,144)        514,774
    Advisor Class            (667,491)        867,247
    A-Class*                       41              --
    C-Class                    24,446          74,219
PRECIOUS METALS FUND
    Investor Class             91,734       2,539,434
    Advisor Class              73,912          47,825***
    A-Class*                    1,925              --
    C-Class                    77,519         335,408
REAL ESTATE FUND
    A-Class*                    2,299              --
    C-Class                  (249,638)        283,944**
    H-Class                (1,362,598)      2,848,320**

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

***   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.


74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   PURCHASED THROUGH
                                SHARES PURCHASED                 DIVIDEND REINVESTMENT             SHARES REDEEMED
-------------------------------------------------------------------------------------------------------------------------
                          Period Ended   Period Ended        Period Ended   Period Ended    Period Ended    Period Ended
                          September 30,     March 31,        September 30,    March 31,     September 30,     March 31,
                               2004           2004               2004            2004            2004            2004
-------------------------------------------------------------------------------------------------------------------------
RETAILING FUND
    Investor Class          11,964,653     64,015,398             --                --       (12,545,109)    (63,386,483)
    Advisor Class            3,393,818     11,383,651             --                --        (4,334,884)    (11,909,168)
    A-Class*                        96             --             --                --                --              --
    C-Class                    781,149      2,829,150             --                --          (884,518)     (2,632,277)
TECHNOLOGY FUND
    Investor Class          24,789,610     62,209,751             --                --       (24,741,967)    (61,881,539)
    Advisor Class            2,240,378      9,285,597             --                --        (2,300,984)    (10,069,987)
    A-Class*                       593             --             --                --                --              --
    C-Class                  3,708,373     26,695,477             --                --        (3,723,544)    (26,658,185)
TELECOMMUNICATIONS FUND
    Investor Class           7,847,669     30,293,759             --             1,906        (7,975,827)    (32,100,045)
    Advisor Class              688,634      2,417,651             --               846          (834,738)     (2,203,474)
    A-Class*                       666             --             --                --                --              --
    C-Class                    702,163      3,064,162             --               260          (847,610)     (3,058,981)
TRANSPORTATION FUND
    Investor Class           8,110,926     11,392,455             --                --        (7,493,236)    (11,382,778)
    Advisor Class            2,623,472      4,599,067             --                --        (2,589,294)     (5,103,040)
    A-Class*                     1,646             --             --                --                --              --
    C-Class                    505,910        822,636             --                --          (484,927)       (890,806)
UTILITIES FUND
    Investor Class           7,419,196     21,344,704             --            23,492        (7,098,525)    (22,263,408)
    Advisor Class            1,817,908      7,048,391             --             4,166        (1,546,975)     (7,416,205)
    A-Class*                     2,371             --             --                --                --              --
    C-Class                    723,187      2,580,705             --             3,675          (786,611)     (2,561,542)

                                  NET SHARES
                             PURCHASED (REDEEMED)
-----------------------------------------------------
                         Period Ended    Period Ended
                         September 30,     March 31,
                             2004             2004
-----------------------------------------------------
RETAILING FUND
    Investor Class          (580,456)        628,915
    Advisor Class           (941,066)       (525,517)
    A-Class*                      96              --
    C-Class                 (103,369)        196,873
TECHNOLOGY FUND
    Investor Class            47,643         328,212
    Advisor Class            (60,606)       (784,390)
    A-Class*                     593              --
    C-Class                  (15,171)         37,292
TELECOMMUNICATIONS FUND
    Investor Class          (128,158)     (1,804,380)
    Advisor Class           (146,104)        215,023
    A-Class*                     666              --
    C-Class                 (145,447)          5,441
TRANSPORTATION FUND
    Investor Class           617,690           9,677
    Advisor Class             34,178        (503,973)
    A-Class*                   1,646              --
    C-Class                   20,983         (68,170)
UTILITIES FUND
    Investor Class           320,671        (895,212)
    Advisor Class            270,933        (363,648)
    A-Class*                   2,371              --
    C-Class                  (63,424)         22,838

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

7. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (41.98%), commercial paper (27.65%), fixed income notes (24.41%), corporate bonds (5.95%) and mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                      CASH            SECURITIES
FUND                                             COLLATERAL               LOANED
----                                            -----------          -----------

Banking Fund                                    $ 2,386,271          $ 2,314,000
Basic Materials Fund                              7,583,211            7,442,948
Biotechnology Fund                               52,868,168           51,031,469
Consumer Products Fund                            1,748,026            1,686,205
Electronics Fund                                  7,009,431            6,513,071
Energy Fund                                      23,463,476           22,930,472
Energy Services Fund                             17,615,930           17,138,033
Financial Services Fund                           6,332,886            6,170,580
Health Care Fund                                  8,913,225            8,641,072
Internet Fund                                     3,269,240            3,165,091
Leisure Fund                                      5,306,998            5,099,474
Precious Metals Fund                             61,413,695           59,790,094
Real Estate Fund                                  2,919,459            2,844,206
Retailing Fund                                    2,309,636            2,230,654
Technology Fund                                   4,925,840            4,699,450
Telecommunications Fund                           2,947,994            2,777,130
Transportation Fund                               4,253,130            4,096,302
Utilities Fund                                    8,083,540            7,674,113


76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                      LENGTH OF SERVICE
NAME, POSITION AND                        AS TRUSTEE                 NUMBER OF
   YEAR OF BIRTH                         (YEAR BEGAN)             FUNDS OVERSEEN
--------------------             ---------------------------      --------------

CARL G. VERBONCOEUR*              Rydex Series Funds - 2004             100
Trustee, President (1952)        Rydex Variable Trust - 2004
                                 Rydex Dynamic Funds - 2004
                                   Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                      LENGTH OF SERVICE
NAME, POSITION AND                        AS TRUSTEE                 NUMBER OF
   YEAR OF BIRTH                         (YEAR BEGAN)             FUNDS OVERSEEN
--------------------             ---------------------------      --------------

COREY A. COLEHOUR                 Rydex Series Funds - 1993             100
Trustee (1945)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                 ---------------------------

J. KENNETH DALTON                 Rydex Series Funds - 1995             100
Trustee (1941)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                 ---------------------------

JOHN O. DEMARET                   Rydex Series Funds - 1997             101
Trustee (1940)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003
                                   Rydex Capital Partners
                                     SphinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                 ---------------------------

PATRICK T. MCCARVILLE             Rydex Series Funds - 1997             100
Trustee (1942)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                 ---------------------------


78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                      LENGTH OF SERVICE
NAME, POSITION AND                        AS TRUSTEE                 NUMBER OF
   YEAR OF BIRTH                         (YEAR BEGAN)             FUNDS OVERSEEN
--------------------             ---------------------------      --------------

ROGER SOMERS                      Rydex Series Funds - 1993             100
Trustee (1944)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                               PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                  DURING PAST FIVE YEARS
------------------                               ----------------------
NICK BONOS*                             Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)     Series Funds, Rydex Variable Trust,
                                        Rydex Dynamic Funds, Rydex ETF Trust,
                                        and Rydex Capital Partners SPhinX Fund,
                                        2003 to present; Senior Vice President
                                        of Rydex Fund Services, Inc., 2003 to
                                        present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to
                                        2003; Vice President of Mutual Fund
                                        Services, State Street Corp., 1997 to
                                        1999.

MICHAEL P. BYRUM*                       Secretary of Rydex Series Funds, Rydex
Vice President and Secretary (1970)     Variable Trust, and Rydex Dynamic Funds,
                                        2004 to present; Vice President of Rydex
                                        Series Funds, 1997 to present; Vice
                                        President of Rydex Variable Trust, 1998
                                        to present; Vice President of Rydex
                                        Dynamic Funds, 1999 to present; Vice
                                        President of Rydex ETF Trust, 2002 to
                                        present; President and Trustee of Rydex
                                        Capital Partners SPhinX Fund, 2003 to
                                        present; President of Rydex Global
                                        Advisors, 2004 to present; Chief
                                        Operating Officer of Rydex Global
                                        Advisors and Rydex Distributors, Inc.,
                                        2003 to 2004.

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series
Chief Compliance Officer and            Funds, Rydex Variable Trust, and Rydex
Assistant Secretary (1967)              Dynamic Funds, 2004 to present;
                                        Assistant Secretary of Rydex Series
                                        Funds, Rydex Variable Trust, and Rydex
                                        Dynamic Funds, 2000 to present;
                                        Assistant Secretary of Rydex ETF Trust,
                                        2002 to present. Secretary of Rydex
                                        Capital Partners SPhinX Fund, 2003 to
                                        present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund
                                        Administration, Chase Global Funds
                                        Services Co., a division of Chase
                                        Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

[RydexInvestments LOGO]
    Essential for modern markets(TM)

    9601 Blackwell Road
    Suite 500
    Rockville, MD 20850
    800.820.0888
    www.rydexinvestments.com

THE RYDEX SERIES FUNDS

                                                                 Strategic Funds
                                                              Semi-Annual Report
                                                              SEPTEMBER 30, 2004

                                                                CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                                         [RydexInvestments LOGO]
RSTF-SEMI-0904                                 Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS FUND'S EXPENSES .........................................   3

FUND PROFILES ..............................................................   5

SCHEDULES OF INVESTMENTS ...................................................   7

STATEMENTS OF ASSETS AND LIABILITIES .......................................  19

STATEMENTS OF OPERATIONS ...................................................  20

STATEMENTS OF CHANGES IN NET ASSETS ........................................  21

FINANCIAL HIGHLIGHTS .......................................................  22

NOTES TO FINANCIAL STATEMENTS ..............................................  23

UNAUDITED PROXY VOTING INFORMATION .........................................  29

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ....................  30


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy reached a more mature phase of the business cycle during the six-month period ending September 30, 2004. This phenomenon was marked by lower realized and forecasted gross domestic product (GDP) growth rates, reduced forecasts for future corporate earnings growth and a cumulative reported one million jobs created during the period. The Federal Reserve (Fed), observing these changes, raised the Fed Funds rate three times between June 30 and September 21. Inflation, as measured both by the Consumer Price Index (+1.7%) and Producer Price Index (+1.9%), rose during this time period.

Equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with slightly negative returns. The S&P 500(R) Index was down slightly, returning -0.18% over the period. Large-cap stocks tended to outperform small-cap stocks and the S&P 500 outperformed the S&P MidCap 400(TM) and Russell 2000(R) indices, which returned -1.15% and -2.40%, respectively. Political and economic uncertainty led investors to return to the relative safety of large-cap stocks. The S&P 500 also outperformed the Nasdaq 100 Index(R), which posted a return of -1.79%.

There was good news, though. Between the end of March and September, the unemployment rate experienced a slight decline, moving from 5.6% to 5.4%. The improvement was driven in part by a 2.8% rebound in manufacturing payrolls.

RYDEX CORE EQUITY FUND

During the last two quarters, the S&P 500 meandered in an extremely tight trading range (+2% to -5%) before finishing the period down 0.18%. A lack of strong conviction in market direction was also seen in VIX, a measure of market volatility, as it decreased over 20% in the last half of the year. Growth outperformed value (1.5% vs. 0.3%) in the second quarter, but those roles reversed (-5.5% vs. 0.8%) in the third quarter. During the last two quarters, the Russell 3000 Value Index was up 1.12% while the Russell 3000 Growth Index was down 4.06%. Unfortunately, Rydex Core Equity Fund H-Class (-1.18%) was unable to brave all of these style influences and ended up underperforming the Russell 3000 Index (-0.59%) by 0.59%.

RYDEX SECTOR ROTATION FUND

On the backs of oil prices--which increased almost 40% in the last six months--the energy sector (+19.4%) greatly outperformed the S&P 500. Industrials finished a distant second, up 8.4%. Other sectors that performed well included basic materials, which was up 6.2%, telecommunication services (+5.4%) and utilities (+5.1%). Information technology and consumer staples experienced some difficult times, finishing down 7.3% and down 5.1%, respectively. Health care (-2.8%), financials (-2%) and consumer discretionary (-1.5%) also underperformed the S&P 500.

Though five sectors had positive returns and five sectors had negative returns, investors should not assume that sector investing was flat. Not only was the spread between the best and worst sector (26.7%) fairly large, but the sectors that outperformed only represent 27% of the S&P 500's market capitalization.

Rydex Sector Rotation Fund H-Class, which uses a momentum strategy to pick the best industries in which to invest, underperformed the S&P 500 by 3.55% despite having a large overweight in the energy sector. The underperformance was largely due to a non-trending range market that rendered momentum strategies temporarily ineffective.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ CARL G. VERBONCOEUR

Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2004 and ending September 30, 2004.

The following table illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

                                              BEGINNING               ENDING        EXPENSES
                             EXPENSE      ACCOUNT VALUE        ACCOUNT VALUE     PAID DURING
                             RATIO +     MARCH 31, 2004   SEPTEMBER 30, 2004         PERIOD*
--------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
CORE EQUITY FUND
    A-Class                    1.56%          $1,000.00              $988.20          $ 7.78
    C-Class                    2.30%           1,000.00               983.90           11.44
    H-Class                    1.55%           1,000.00               988.20            7.73
SECTOR ROTATION FUND
    A-Class                    1.65%           1,000.00               961.70            8.11
    C-Class                    2.40%           1,000.00               958.30           11.78
    H-Class                    1.65%           1,000.00               962.70            8.12
--------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
CORE EQUITY FUND
    A-Class                    1.56%           1,000.00             1,041.98            8.02
    C-Class                    2.30%           1,000.00             1,038.18           11.82
    H-Class                    1.55%           1,000.00             1,042.03            7.97
SECTOR ROTATION FUND
    A-Class                    1.65%           1,000.00             1,041.52            8.48
    C-Class                    2.40%           1,000.00             1,037.67           12.33
    H-Class                    1.65%           1,000.00             1,041.52            8.48

* EXPENSES ARE EQUAL TO THE FUND'S ANNULAIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES
--------------------------------------------------------------------------------

CORE EQUITY FUND

OBJECTIVE:   To provide long-term capital appreciation by investing in a broad mix of equity securities of companies representative of the total
             U.S. stock market. The fund pursues its investment objective by investing through a combination of quantitive value-oriented and growth-oriented startegies across the small, medium and large market capitalization ranges.

    [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

FUTURES CONTRACTS                                                          18.7%
OTHER                                                                       8.7%
CONSUMER STAPLES                                                            5.1%
ENERGY                                                                      5.3%
INDUSTRIALS                                                                 9.4%
HEALTH CARE                                                                10.6%
CONSUMER DISCRETIONARY                                                     11.7%
INFORMATION TECHNOLOGY                                                     13.0%
FINANCIALS                                                                 17.4%
CORE EQUITY FUND

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                       September 23, 2002
H-Class                                                       September 23, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
General Electric Co.                                                        1.1%
Exxon Mobil Corp.                                                           1.0%
Pfizer, Inc.                                                                1.0%
Microsoft Corp.                                                             0.8%
Johnson & Johnson                                                           0.7%
Citigroup, Inc.                                                             0.7%
International Business Machines Corp.                                       0.7%
Intel Corp.                                                                 0.6%
Verizon Communications, Inc.                                                0.5%
Bank of America Corp.                                                       0.5%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT  | 5

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE:    To provide long-term capital appreciation by moving its
              investments among different sectors or industries.

    [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

HEALTH CARE                                                                 7.4%
CONSUMER STAPLES                                                            7.6%
INFORMATION TECHNOLOGY                                                      9.4%
FINANCIALS                                                                 14.9%
ENERGY                                                                     17.3%
CONSUMER DISCRETIONARY                                                     17.5%
INDUSTRIALS                                                                23.8%
SECTOR ROTATION FUND

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                           March 22, 2002
H-Class                                                           March 22, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Yahoo!, Inc.                                                                5.0%
Masco Corp.                                                                 2.8%
Gillette Co.                                                                2.6%
WW Grainger, Inc.                                                           2.1%
American Express Co.                                                        2.1%
American Standard Cos., Inc.                                                1.9%
Avon Products, Inc.                                                         1.8%
Fastenal Co.                                                                1.7%
MSC Industrial Direct Co. -- Class A                                        1.4%
MBNA Corp.                                                                  1.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              22.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                              See Notes to Financial Statements.


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 81.3%

FINANCIALS 17.4%
   INSURANCE 7.6%
   American International Group, Inc.                       4,543    $   308,879
   Allstate Corp.                                           4,020        192,920
   Ambac Financial Group, Inc.                              2,152        172,052
   Prudential Financial, Inc.                               3,630        170,755
   Progressive Corp.                                        1,966        166,618
   Loews Corp.                                              2,810        164,385
   MBIA, Inc.                                               2,808        163,454
   Lincoln National Corp.                                   3,385        159,095
   Hartford Financial Services
      Group, Inc.                                           2,460        152,348
   MetLife, Inc.                                            3,849        148,764
   Chubb Corp.+                                             2,080        146,182
   Cincinnati Financial Corp.                               3,462        142,704
   Jefferson-Pilot Corp.                                    2,808        139,445
   SAFECO Corp.+                                            2,994        136,676
   Old Republic International Corp.                         5,428        135,863
   UICI                                                     3,920        128,341
   Conseco, Inc.*                                           7,112        125,598
   W.R. Berkley Corp.                                       2,946        124,203
   AmerUs Group Co.+                                        2,819        115,579
   Mercury General Corp.                                    2,152        113,819
   Stancorp Financial Group, Inc.                           1,591        113,279
   Unitrin, Inc.                                            2,710        112,655
   Nationwide Financial Services                            3,170        111,299
   Ohio Casualty Corp.*                                     5,307        111,075
   Reinsurance Group of America                             2,689        110,787
   HCC Insurance Holdings, Inc.+                            3,640        109,746
   Selective Insurance Group, Inc.                          2,920        108,624
   American Financial Group, Inc./OH+                       3,550        106,109
   Philadelphia Consolidated
      Holding Co.*                                          1,869        103,019
   Transatlantic Holdings, Inc.                             1,872        101,743
   Delphi Financial Group, Inc. --
      Class A                                               2,517        101,108
   Horace Mann Educators Corp.                              5,739        100,892
   American National Insurance Co.                          1,030         99,694
   CNA Financial Corp.*                                     4,117         98,849
   National Western Life
      Insurance Co. -- Class A*                               604         98,392
   Infinity Property & Casualty Corp.                       3,329         98,305
   Midland Co.                                              3,323         90,884
   Safety Insurance Group, Inc.                             4,028         89,542
   Zenith National Insurance Corp.                          2,114         89,443
   Penn-America Group, Inc.                                 6,435         87,580
   United Fire & Casualty Co.                               1,500         85,995
   Donegal Group, Inc. -- Class A                           4,428         85,018
   Independence Holding Co.                                 4,390         77,571
   Ceres Group, Inc.*                                      10,573         57,623
   RLI Corp.                                                1,414         53,096
   Enstar Group, Inc.*                                        805         39,896
   Baldwind & Lyons, Inc. -- Class B                        1,099         27,739
   EMC INS Group, Inc.                                      1,261         26,494
                                                                     -----------
TOTAL INSURANCE                                                        5,604,137
                                                                     -----------
   REAL ESTATE 2.2%
   Equity Office Properties Trust+                          6,363        173,392
   Archstone-Smith Trust                                    4,586        145,101
   CBL & Associates Properties, Inc.+                       1,866        113,733
   LNR Property Corp.                                       1,812        112,181
   Annaly Mortgage Mgt.+                                    6,540        112,030
   Highwoods Properties, Inc.                               4,532        111,532
   Trammell Crow Co.*                                       6,948        109,223
   Lexington Corporate
      Properties Trust                                      4,935        107,139
   Kramont Realty Trust                                     5,437        101,128
   Innkeepers USA Trust                                     8,056        100,217
   LTC Properties, Inc.+                                    5,054         90,416
   Capstead Mortgage Corp.+                                 6,462         80,452
   Friedman Billings Ramsey
      Group, Inc. -- Class A+                               4,117         78,635
   Catellus Development Corp.                               2,339         62,007
   Saxon Capital, Inc.*                                     2,520         54,180
   National Health Realty, Inc.                             2,090         39,814
   Camden Property Trust                                      187          8,639
                                                                     -----------
TOTAL REAL ESTATE                                                      1,599,819
                                                                     -----------
   BANKS 2.0%
   Bank of America Corp.                                    8,258        357,819
   Wachovia Corp.+                                          5,702        267,709
   Wells Fargo & Co.                                        2,654        158,258
   PNC Financial Services Group, Inc.                       2,753        148,937
   KeyCorp                                                  4,424        139,798
   Greater Bay Bancorp+                                     3,122         89,757
   Central Pacific Financial Corp. Co.                      2,694         74,137
   UnionBanCal Corp.                                        1,123         66,493
   Santander BanCorp                                        1,812         45,300
   Century Bancorp, Inc.                                    1,400         44,450
   Westcorp                                                 1,030         43,796
   U.S. Bancorp                                             1,376         39,766
   Signature Bank/New York NY*                                806         21,561
                                                                     -----------
TOTAL BANKS                                                            1,497,781
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE 1.8%
   Countrywide Financial Corp.                              4,522        178,122
   Golden West Financial Corp.                              1,278        141,794
   New Century Financial Corp.                              2,215        133,387

See Notes to Financial Statements.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   PMI Group, Inc.                                          3,090    $   125,392
   R&G Financial Corp. -- Class B                           2,819        108,954
   Ocwen Financial Corp.*+                                 10,775         98,591
   Capital Crossing Bank*                                   3,625         92,220
   United Community Financial
      Corp./OH                                              7,855         89,311
   NetBank, Inc.                                            8,751         87,598
   Fannie Mae                                               1,180         74,812
   Berkshire Hills Bancorp, Inc.                            1,712         63,258
   Provident Financial Hldgs                                1,900         55,100
   BankAtlantic Bancorp, Inc. --
      Class A                                               1,108         20,299
   Freddie Mac                                                282         18,398
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,287,236
                                                                     -----------
   CAPITAL MARKETS 1.7%
   Merrill Lynch & Co., Inc.                                4,557        226,574
   Bear Stearns Cos., Inc.+                                 1,872        180,030
   Lehman Brothers Holdings, Inc.                           2,120        169,006
   State Street Corp.+                                      3,146        134,366
   Blackrock, Inc.                                          1,685        123,831
   Janus Capital Group, Inc.                                8,890        120,993
   A.G. Edwards, Inc.+                                      3,462        119,855
   Nuveen Investments, Inc. -- Class A                      3,837        113,575
   Morgan Stanley                                             787         38,799
   Goldman Sachs Group, Inc.                                  196         18,275
                                                                     -----------
TOTAL CAPITAL MARKETS                                                  1,245,304
                                                                     -----------
   DIVERSIFIED FINANCIALS 1.4%
   Citigroup, Inc.                                         11,320        499,438
   J.P. Morgan Chase & Co.                                  6,628        263,331
   Chicago Mercantile
      Exchange Holdings, Inc.+                                936        150,977
   Instinet Group, Inc.*                                   22,740        114,382
   eSpeed, Inc. -- Class A*                                 2,819         27,711
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                           1,055,839
                                                                     -----------
   CONSUMER FINANCE 0.7%
   MBNA Corp.                                               7,373        185,800
   Capital One Financial Corp.+                             2,085        154,081
   Student Loan Corp.                                         749        106,171
   American Express Co.+                                      885         45,542
   World Acceptance Corp.*                                  1,200         27,900
                                                                     -----------
TOTAL CONSUMER FINANCE                                                   519,494
                                                                     -----------
TOTAL FINANCIALS                                                      12,809,610
                                                                     -----------
INFORMATION TECHNOLOGY 13.0%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
   Intel Corp.                                             21,698        435,262
   Texas Instruments, Inc.                                  9,839        209,374
   Applied Materials, Inc.*                                10,880        179,411
   National Semiconductor Corp.*+                           9,254        143,345
   OmniVision Technologies, Inc.*+                          9,465        133,930
   RF Micro Devices, Inc.*                                 19,435        123,218
   International Rectifier Corp.*                           3,270        112,161
   Varian Semiconductor Equipment
      Associates, Inc.*                                     3,625        112,013
   Silicon Laboratories, Inc.*+                             3,369        111,480
   Micrel, Inc.*                                            9,969        103,777
   DSP Group, Inc.*                                         4,834        101,756
   Atmel Corp.*+                                           27,976        101,273
   MKS Instruments, Inc.*                                   6,545        100,269
   Advanced Micro Devices, Inc.*+                           7,299         94,887
   ADE Corp.*                                               5,538         94,340
   Kulicke & Soffa Industries, Inc.*                       16,313         92,168
   Entegris, Inc.*+                                         7,351         61,307
   Teradyne, Inc.*                                          3,369         45,145
   Analog Devices, Inc.+                                    1,082         41,960
   Silicon Storage Technology, Inc.*                        4,935         31,436
   Pixelworks, Inc.*                                        2,212         22,142
   Fairchild Semiconductor
      International, Inc.*                                    655          9,281
   Lattice Semiconductor Corp.*                             1,108          5,440
                                                                     -----------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             2,465,375
                                                                     -----------
   SOFTWARE 2.2%
   Microsoft Corp.                                         20,347        562,595
   Symantec Corp.*+                                         3,047        167,219
   Computer Associates
      International, Inc.                                   5,680        149,384
   BMC Software, Inc.*                                      8,329        131,681
   McAfee, Inc.*+                                           6,460        129,846
   Ulticom, Inc.*                                           8,660        127,908
   Compuware Corp.*                                        23,658        121,839
   THQ, Inc.*+                                              5,126         99,752
   Opnet Technologies, Inc.*                                3,726         38,229
   Veritas Software Corp.*                                  1,560         27,768
   Netscout Systems, Inc.*                                  4,761         25,376
   Activision, Inc.*                                          350          4,855
                                                                     -----------
TOTAL SOFTWARE                                                         1,586,452
                                                                     -----------
   COMPUTERS & PERIPHERALS 2.1%
   International Business
      Machines Corp.                                        5,618        481,687
   Hewlett-Packard Co.+                                    13,930        261,188
   EMC Corp./MA*+                                          16,235        187,352
   NCR Corp.*                                               2,864        142,026
   Dell, Inc.*+                                             3,637        129,477
   Overland Storage, Inc.*                                  8,258        115,529
   Storage Technology Corp.*+                               4,492        113,468
   Intergraph Corp.*                                        3,827        103,980
   Electronics for Imaging*+                                1,410         22,898
   Brocade Communications
      Systems, Inc.*                                        2,819         15,927
                                                                     -----------

                                              See Notes to Financial Statements.


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL COMPUTERS & PERIPHERALS                                        $ 1,573,532
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   Jabil Circuit, Inc.*+                                    5,895        135,585
   Tektronix, Inc.+                                         3,920        130,340
   Molex, Inc.                                              4,305        128,375
   Mettler Toledo International, Inc.*                      2,527        119,325
   Vishay Intertechnology, Inc.*+                           8,770        113,133
   Avnet, Inc.*+                                            6,448        110,390
   Global Imaging Systems, Inc.*                            3,524        109,526
   Coherent, Inc.*                                          3,827         99,272
   Park Electrochemical Corp.                               4,230         89,676
   Technitrol, Inc.*                                        4,129         80,515
   CTS Corp.                                                6,042         76,129
   TTM Technologies, Inc.*                                  7,955         70,720
   LeCroy Corp.*                                            3,625         60,574
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT
   & INSTRUMENTS                                                       1,323,560
                                                                     -----------
   COMMUNICATIONS EQUIPMENT 1.7%
   Motorola, Inc.                                          12,840        231,634
   Cisco Systems, Inc.*                                    12,291        222,467
   Harris Corp.+                                            2,601        142,899
   Polycom, Inc.*                                           5,890        116,740
   Aspect Communications Corp.*                            11,581        114,999
   Seachange International, Inc.*                           4,630         74,034
   CommScope, Inc.*+                                        3,122         67,435
   Tellabs, Inc.*+                                          6,810         62,584
   Qualcomm, Inc.                                           1,376         53,719
   Anaren, Inc.*                                            3,398         45,737
   Carrier Access Corp.*                                    6,344         44,091
   C-COR, Inc.*                                             2,600         21,970
   Interdigital Communications Corp.*                         907         14,802
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                         1,213,111
                                                                     -----------
   INTERNET SOFTWARE & SERVICES 0.9%
   ValueClick, Inc.*                                       12,543        118,406
   EarthLink, Inc.*+                                       10,875        112,013
   AsiaInfo Holdings, Inc.*                                19,928         97,249
   Keynote Systems, Inc.*                                   6,545         92,677
   Digital Insight Corp.*+                                  6,344         86,469
   United Online, Inc.*                                     7,049         67,811
   Sonicwall, Inc.*                                         6,540         44,210
   InfoSpace, Inc.*                                           665         31,514
                                                                     -----------
TOTAL INTERNET SOFTWARE
   & SERVICES                                                            650,349
                                                                     -----------
   IT CONSULTING & SERVICES 0.8%
   Fiserv, Inc.*                                            4,212        146,830
   Sabre Holdings Corp.+                                    5,054        123,975
   Perot Systems Corp. -- Class A*                          7,653        122,907
   Acxiom Corp.                                             5,050        119,887
   DST Systems, Inc.*                                       1,123         49,940
   Pegasus Solutions, Inc.*                                 2,618         31,207
   Covansys Corp.*                                            504          5,816
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                           600,562
                                                                     -----------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*+                                           12,800        180,224
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                 180,224
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                           9,593,165
                                                                     -----------
CONSUMER DISCRETIONARY 11.7%
   MEDIA 3.0%
   Comcast Corp. -- Class A*+                               9,338        263,705
   Walt Disney Co.                                         10,100        227,755
   McGraw-Hill Cos., Inc.                                   1,867        148,781
   Lamar Advertising Co.*                                   2,901        120,711
   Fox Entertainment
      Group, Inc. -- Class A*                               4,325        119,976
   Reader's Digest Association, Inc.                        7,955        116,064
   Belo Corp. -- Class A                                    5,054        113,917
   RH Donnelley Corp.*+                                     2,215        109,332
   McClatchy Co. -- Class A                                 1,497        106,033
   Hearst-Argyle Television, Inc.                           4,305        105,257
   Harris Interactive, Inc.*                               14,904         98,217
   Pulitzer, Inc.                                           1,913         94,502
   World Wrestling Entertainment, Inc.                      7,452         91,063
   Lin TV Corp. -- Class A*+                                4,632         90,231
   Cumulus Media, Inc. -- Class A*                          6,234         89,707
   Time Warner, Inc.*+                                      5,211         84,106
   Getty Images, Inc.*                                      1,497         82,784
   Sinclair Broadcast
      Group, Inc. -- Class A                               11,278         82,329
   Mediacom Communications Corp.*                           5,538         36,163
   Viacom, Inc. -- Class B                                    983         32,990
   Journal Communications,
      Inc. -- Class A                                       1,712         30,029
   Thomas Nelson, Inc.                                          3             59
                                                                     -----------
TOTAL MEDIA                                                            2,243,711
                                                                     -----------
   SPECIALTY RETAIL 2.8%
   Best Buy Co., Inc.                                       2,830        153,499
   Circuit City Stores, Inc.                                8,960        137,447
   TJX Cos., Inc.+                                          6,193        136,494
   The Gap, Inc.+                                           6,653        124,411
   Barnes & Noble, Inc.*+                                   3,229        119,473
   Home Depot, Inc.                                         3,047        119,442
   Borders Group, Inc.                                      4,770        118,296
   Regis Corp.                                              2,808        112,938
   Too, Inc.*                                               5,840        105,529
   Charming Shoppes, Inc.*                                 14,702        104,678
   AnnTaylor Stores Corp.*+                                 4,398        102,913
   Burlington Coat Factory
      Warehouse Corp.                                       4,733        100,482

See Notes to Financial Statements.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   Dress Barn, Inc.*                                        5,538    $    96,638
   Hollywood Entertainment Corp.*                           9,667         95,413
   Stage Stores, Inc.*                                      2,745         93,934
   Haverty Furniture Cos., Inc.                             5,337         93,611
   Pep Boys-Manny Moe & Jack+                               6,545         91,630
   American Eagle Outfitters, Inc.+                         2,433         89,656
   HOT Topic, Inc.*+                                        3,827         65,212
   Foot Locker, Inc.+                                         877         20,785
   Petsmart, Inc.+                                            187          5,309
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 2,087,790
                                                                     -----------
   HOTELS RESTAURANTS & LEISURE 1.7%
   McDonald's Corp.                                         7,250        203,218
   Starwood Hotels & Resorts
      Worldwide, Inc.                                       3,743        173,750
   International Game Technology, Inc.                      4,424        159,043
   MGM Mirage, Inc.*                                        2,808        139,417
   Prime Hospitality Corp.*                                10,473        127,457
   Caesars Entertainment, Inc.*                             6,832        114,094
   Marcus Corp.                                             5,035         98,032
   Bluegreen Corp.*                                         7,855         87,426
   Six Flags, Inc.*                                        15,105         82,171
   Buffalo Wild Wings, Inc.*                                1,209         33,900
   Speedway Motorsports, Inc.                                 504         16,798
   Krispy Kreme Doughnuts, Inc.*+                           1,108         14,027
                                                                     -----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     1,249,333
                                                                     -----------
   HOUSEHOLD DURABLES 1.3%
   Black & Decker Corp.+                                    1,778        137,688
   Ryland Group, Inc.+                                      1,344        124,535
   M.D.C. Holdings, Inc.                                    1,590        116,229
   Stanley Works+                                           2,710        115,256
   Lennar Corp. -- Class A+                                 2,289        108,957
   Kimball International, Inc. -- Class B                   6,742         93,579
   Avatar Holdings, Inc.*                                   1,814         77,004
   NVR, Inc.*                                                 133         73,283
   Harman International Industries, Inc.                      655         70,576
   Levitt Corp. -- Class A                                    806         18,909
   Centex Corp.                                               359         18,115
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                                 954,131
                                                                     -----------
   TEXTILES & APPAREL 0.8%
   Nike, Inc. -- Class B+                                   1,890        148,932
   Jones Apparel Group, Inc.                                3,556        127,305
   Polo Ralph Lauren Corp.                                  2,994        108,892
   K-Swiss, Inc. -- Class A+                                4,935         94,999
   Unifirst Corp./MA                                        1,710         48,906
   Timberland Co. -- Class A*+                                842         47,825
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                 576,859
                                                                     -----------
   AUTO COMPONENTS 0.7%
   Autoliv, Inc.+                                           3,057        123,503
   BorgWarner, Inc.                                         2,524        109,264
   American Axle &
     Manufacturing Holdings, Inc.+                          3,173         92,842
   Bandag, Inc.                                             2,114         92,593
   Cooper Tire & Rubber Co.                                 3,820         77,049
   Dana Corp.                                               1,404         24,837
   Lear Corp.                                                   2            109
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    520,197
                                                                     -----------
   AUTOMOBILES 0.6%
   Ford Motor Co.+                                         11,895        167,125
   General Motors Corp.                                     3,736        158,705
   Monaco Coach Corp.                                       4,431         95,931
                                                                     -----------
TOTAL AUTOMOBILES                                                        421,761
                                                                     -----------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Brunswick Corp.                                          3,180        145,517
   Marvel Enterprises, Inc.*+                               7,580        110,365
   Arctic Cat, Inc.                                           806         20,916
   Leapfrog Enterprises, Inc.*+                               806         16,321
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       293,119
                                                                     -----------
   INTERNET & CATALOG RETAIL 0.2%
   1-800-FLOWERS.com, Inc.*                                11,581         96,122
   Orbitz, Inc.*+                                           1,007         27,391
   Netflix, Inc.*+                                            936         14,433
   eBay, Inc.*+                                                98          9,010
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                          146,956
                                                                     -----------
   MULTILINE RETAIL 0.2%
   Dillard's, Inc./AR -- Class A                            5,054         99,766
   Kmart Holding Corp.*+                                      281         24,579
                                                                     -----------
TOTAL MULTILINE RETAIL                                                   124,345
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                           8,618,202
                                                                     -----------
HEALTH CARE 10.6%
   HEALTH CARE PROVIDERS & SERVICES 4.1%
   UnitedHealth Group, Inc.                                 3,331        245,628
   CIGNA Corp.                                              2,527        175,955
   WellPoint Health Networks, Inc.*                         1,480        155,533
   Cardinal Health, Inc.                                    3,539        154,902
   Caremark Rx, Inc.*+                                      4,817        154,481
   HCA, Inc.                                                4,031        153,783
   Aetna, Inc.                                              1,475        147,397
   Coventry Health Care, Inc.*+                             2,625        140,096
   McKesson Corp.+                                          5,240        134,406
   Omnicare, Inc.                                           4,305        122,090
   Laboratory Corporation of
      America Holdings*+                                    2,710        118,481
   Community Health Systems, Inc.*                          4,398        117,339
   Service Corporation International/US*                   18,320        113,767
   WellChoice, Inc.*                                        2,990        111,617
   Magellan Health Services, Inc.*                          2,920        106,755
   Andrx Corp.*                                             4,590        102,632
   Select Medical Corp.                                     7,542        101,289

                                              See Notes to Financial Statements.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   DaVita, Inc.*                                            3,182    $    99,119
   Accredo Health, Inc.*                                    4,117         97,038
   PDI, Inc.*                                               3,594         97,002
   Sierra Health Services, Inc.*+                           1,810         86,753
   Priority Healthcare Corp. --
      Class B*                                              4,230         85,234
   LifePoint Hospitals, Inc.*                               1,710         51,317
   Cerner Corp.*+                                           1,010         43,693
   Alderwoods Group, Inc.*                                  2,520         24,772
   eResearch Technology, Inc.*                              1,309         17,449
   Quest Diagnostics, Inc.                                     93          8,204
   Amedisys, Inc.*                                            201          6,020
   IDX Systems Corp.*                                         100          3,245
   Kindred Healthcare, Inc.*                                    4             98
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,976,095
                                                                     -----------
   PHARMACEUTICALS 3.2%
   Pfizer, Inc.                                            23,297        712,888
   Johnson & Johnson, Inc.                                  9,637        542,852
   Abbott Laboratories                                      6,685        283,177
   Mylan Laboratories, Inc.+                                8,141        146,538
   Forest Laboratories, Inc.*                               3,146        141,507
   Merck & Co., Inc.                                        3,539        116,787
   Perrigo Co.                                              5,538        113,806
   Bradley Pharmaceuticals, Inc.*+                          3,927         79,914
   Pozen, Inc.*                                             8,358         73,049
   Eli Lilly & Co.                                            983         59,029
   Par Pharmaceutical Cos., Inc.*+                          1,610         57,847
   Wyeth                                                      589         22,029
   Bristol-Myers Squibb Co.                                   577         13,658
   First Horizon Pharmaceutical*                              680         13,607
   Atrix Laboratories, Inc.*                                  101          3,100
                                                                     -----------
TOTAL PHARMACEUTICALS                                                  2,379,788
                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Becton Dickinson & Co.                                   2,797        144,605
   Thermo Electron Corp.*                                   5,050        136,451
   Bausch & Lomb, Inc.+                                     1,942        129,046
   PerkinElmer, Inc.                                        6,450        111,069
   Conmed Corp.*                                            4,028        105,936
   Haemonetics Corp./MA*                                    3,122        102,527
   Matthews International
      Corp. -- Class A                                      3,021        102,351
   Sola International, Inc.*                                5,035         95,917
   Molecular Devices Corp.*                                 3,927         92,559
   Hologic, Inc.*                                           4,733         91,205
   ICU Medical, Inc.*                                       3,424         89,161
   Varian, Inc.*                                            2,114         80,057
   Kensey Nash Corp.*                                       3,021         79,120
   Visx, Inc.*                                              3,625         74,675
   Dade Behring Holdings, Inc.*                             1,308         72,879
   Respironics, Inc.*                                       1,311         70,060
   Sonic Innovations, Inc.*                                14,299         65,203
   Medtronic, Inc.                                          1,082         56,156
   Ocular Sciences, Inc.*+                                    700         33,579
   Laserscope*                                                705         14,290
   Nutraceutical International Corp.*                         403          5,678
   Medical Action Industries, Inc.*                            90          1,497
   Inamed Corp.*                                                4            191
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,754,212
                                                                     -----------
   BIOTECHNOLOGY 0.9%
   Applera Corp. -- Applied
      Biosystems Group                                      6,363        120,070
   Charles River Laboratories
      International, Inc.*                                  2,620        119,996
   Digene Corp.*                                            3,625         94,105
   Genencor International, Inc.*                            5,639         90,506
   Amgen, Inc.*+                                            1,475         83,603
   Indevus Pharmaceuticals, Inc.*                          10,875         77,104
   United Therapeutics Corp.*                               1,612         56,307
   Orasure Technologies, Inc.*                              6,847         43,136
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                      684,827
                                                                     -----------
TOTAL HEALTH CARE                                                      7,794,922
                                                                     -----------
INDUSTRIALS 9.5%
   MACHINERY 2.2%
   Eaton Corp.                                              2,620        166,134
   Parker Hannifin Corp.                                    2,620        154,213
   Deere & Co.                                              2,360        152,338
   Cummins, Inc.                                            1,778        131,376
   Pentair, Inc.+                                           3,740        130,563
   Oshkosh Truck Corp.                                      2,246        128,157
   Briggs & Stratton Corp.+                                 1,497        121,556
   Kennametal, Inc.                                         2,618        118,203
   Cascade Corp.                                            3,222         89,443
   Reliance Steel & Aluminum Co.                            2,215         87,935
   Danaher Corp.                                            1,671         85,689
   Terex Corp.*                                             1,910         82,894
   Astec Industries, Inc.*                                  4,330         82,790
   EnPro Industries, Inc.*                                  1,997         48,208
   Toro Co.                                                   705         48,151
   Mueller Industries, Inc.                                   302         12,971
   Harsco Corp.                                                 3            135
                                                                     -----------
TOTAL MACHINERY                                                        1,640,756
                                                                     -----------
   AEROSPACE & DEFENSE 1.7%
   Boeing Co.+                                              4,227        218,198
   General Dynamics Corp.                                   1,570        160,297
   Northrop Grumman Corp.+                                  2,950        157,323
   L-3 Communications Holdings, Inc.                        2,060        138,020
   Curtiss-Wright Corp.                                     1,913        109,481
   Esterline Technologies Corp.*                            3,122         95,502
   Heico Corp.                                              5,327         94,181
   Orbital Sciences Corp.*                                  7,250         82,795


See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   Moog, Inc. -- Class A*                                   1,410    $    51,183
   Invision Technologies, Inc.*                             1,007         45,305
   Aviall, Inc.*                                            1,700         34,680
   United Technologies Corp.                                  196         18,302
   Armor Holdings, Inc.*                                      201          8,364
   Engineered Support Systems, Inc.                           101          4,610
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                              1,218,241
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Cendant Corp.+                                           7,459        161,114
   Cintas Corp.                                             2,994        125,868
   ARAMARK Corp. -- Class B                                 4,960        119,734
   IKON Office Solutions, Inc.+                             9,452        113,613
   Corrections Corporation of America*                      3,075        108,732
   Insurance Auto Auctions, Inc.*                           5,337         91,530
   Bowne & Co., Inc.                                        6,948         90,255
   Central Parking Corp.                                    4,924         65,095
   Gevity HR, Inc.                                          2,819         43,356
   Spherion Corp.*                                          5,237         40,953
   Resources Connection, Inc.*                                907         34,267
   Universal Technical Institute, Inc.*                       907         27,373
   Sotheby's Holdings, Inc. -- Class A*                     1,511         23,753
   Compx International, Inc.*                                 600          9,600
   Consolidated Graphics, Inc.*                               200          8,380
   Career Education Corp.*                                    281          7,989
   NCO Group, Inc.*                                             3             81
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,071,693
                                                                     -----------
   INDUSTRIAL CONGLOMERATES 1.4%
   General Electric Co.                                    24,590        825,732
   Alleghany Corp.*                                           500        136,450
   3M Co.                                                     787         62,937
                                                                     -----------
TOTAL INDUSTRIAL CONGLOMERATES                                         1,025,119
                                                                     -----------
   ELECTRICAL EQUIPMENT 1.0%
   Emerson Electric Co.                                     2,753        170,383
   Hubbell, Inc. -- Class B                                 2,620        117,454
   AMETEK, Inc.+                                            3,840        116,429
   Woodward Governor Co.                                    1,612        108,794
   Penn Engineering &
      Manufacturing Corp.                                   4,622         86,062
   Vicor Corp.                                              7,855         79,414
   Global Power Equipment
      Group, Inc.*                                          6,344         47,009
   Thomas & Betts Corp.                                       907         24,326
   Ultralife Batteries, Inc.*                                 101          1,027
   Plug Power, Inc.*                                            1              6
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                               750,904
                                                                     -----------
   AIR FREIGHT & COURIERS 0.5%
   United Parcel Service, Inc. -- Class B                   2,949        223,888
   CNF, Inc.                                                2,713        111,206
   EGL, Inc.*+                                              1,108         33,528
   HUB Group, Inc. -- Class A*                                504         18,774
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                             387,396
                                                                     -----------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe Corp.                       5,335        204,384
   Kansas City Southern*                                    6,948        105,401
   Overnite Corp.                                           1,612         50,665
   SCS Transportation, Inc.*                                1,108         20,986
                                                                     -----------
TOTAL ROAD & RAIL                                                        381,436
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   MSC Industrial Direct Co. -- Class A                     3,462        117,985
   Hughes Supply, Inc.                                      3,744        112,582
   Watsco, Inc.                                               400         12,012
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   242,579
                                                                     -----------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                             4,372        150,965
   Apogee Enterprises, Inc.+                                  201          2,599
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                  153,564
                                                                     -----------
   CONSTRUCTION & ENGINEERING 0.1%
   Dycom Industries, Inc.*                                  1,600         45,424
   Comfort Systerms USA, Inc.*                              6,142         40,537
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                          85,961
                                                                     -----------
TOTAL INDUSTRIALS                                                      6,957,649
                                                                     -----------
ENERGY 5.3%
   OIL & GAS 4.7%
   Exxon Mobil Corp.                                       14,858        718,087
   ConocoPhillips                                           3,182        263,629
   Marathon Oil Corp.                                       5,212        215,151
   ChevronTexaco Corp.                                      3,734        200,292
   Valero Energy Corp.+                                     2,430        194,910
   Anadarko Petroleum Corp.                                 2,458        163,113
   Devon Energy Corp.                                       2,261        160,554
   Burlington Resources, Inc.+                              3,920        159,936
   Amerada Hess Corp.                                       1,780        158,420
   Sunoco, Inc.+                                            2,110        156,098
   Ashland, Inc.                                            2,433        136,443
   Noble Energy, Inc.                                       2,340        136,281
   Overseas Shipholding Group, Inc.                         2,517        124,944
   Frontier Oil Corp.                                       4,834        114,131
   Remington Oil & Gas Corp.*                               3,927        103,084
   Tesoro Petroleum Corp.*+                                 2,749         81,178
   Harvest Natural Resources, Inc.*                         4,230         70,218
   Swift Energy Co.*                                        2,819         67,543
   Whiting Petroleum Corp.*                                 2,114         64,265
   Pioneer Natural Resources Co.+                           1,580         54,478
   Newfield Exploration Co.*                                  650         39,806
   Petroleum Development Corp.*                               705         30,893

                                              See Notes to Financial Statements.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   Giant Industries, Inc.*                                  1,209    $    29,379
   Meridian Resource Corp.*                                 2,618         23,117
   Resource America, Inc. -- Class A                          810         19,108
   Atlas America, Inc.*                                       101          2,199
                                                                     -----------
TOTAL OIL & GAS                                                        3,487,257
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES 0.6%
   BJ Services Co.+                                         3,275        171,643
   Maverick Tube Corp.*+                                    3,726        114,798
   Matrix Service Co.*                                      8,660         44,339
   Universal Compression
      Holdings, Inc.*                                       1,110         37,818
   Patterson-UTI Energy, Inc.                               1,123         21,415
   National-Oilwell, Inc.*                                    374         12,290
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        402,303
                                                                     -----------
TOTAL ENERGY                                                           3,889,560
                                                                     -----------
CONSUMER STAPLES 5.1%
   FOOD PRODUCTS 1.2%
   Sara Lee Corp.                                           6,960        159,106
   H.J. Heinz Co.                                           3,723        134,102
   Smithfield Foods, Inc.*                                  4,770        119,250
   Del Monte Foods Co.*                                    10,668        111,907
   Tyson Foods, Inc. -- Class A                             6,820        109,256
   Pilgrim's Pride Corp.+                                   3,279         88,795
   Seaboard Corp.                                             101         59,181
   Cal-Maine Foods, Inc.+                                   4,129         45,295
   M&F Worldwide Corp.*                                     3,323         43,232
   Sanderson Farms, Inc.                                      810         27,095
   Alico, Inc.                                                  1             43
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      897,262
                                                                     -----------
   BEVERAGES 1.1%
   Coca-Cola Co.                                            3,244        129,922
   PepsiCo, Inc.                                            2,440        118,706
   Adolph Coors Co. -- Class B                              1,680        114,106
   Coca-Cola Enterprises, Inc.                              5,700        107,730
   PepsiAmericas, Inc.                                      5,521        105,451
   Robert Mondavi -- Class A*                               2,517         98,591
   Pepsi Bottling Group, Inc.+                              3,088         83,839
   Boston Beer Co., Inc. -- Class A*                        2,004         50,501
   Anheuser-Busch Cos., Inc.                                  196          9,790
                                                                     -----------
TOTAL BEVERAGES                                                          818,636
                                                                     -----------
   PERSONAL PRODUCTS 0.8%
   Gillette Co.                                             5,211        217,507
   Avon Products, Inc.+                                     3,637        158,864
   Estee Lauder Cos., Inc. -- Class A                       2,527        105,629
   NBTY, Inc.*                                              3,369         72,636
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                  554,636
                                                                     -----------
   HOUSEHOLD PRODUCTS 0.8%
   Procter & Gamble Co.                                     4,862        263,132
   Kimberly-Clark Corp.                                     2,916        188,344
   Energizer Holdings, Inc.*+                               2,150         99,115
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                                 550,591
                                                                     -----------
   FOOD & DRUG RETAILING 0.7%
   Wal-Mart Stores, Inc.                                    4,862        258,658
   Costco Wholesale Corp.+                                  3,736        155,268
   Arden Group, Inc.                                        1,007         85,595
   CVS Corp.                                                  589         24,815
   Albertson's, Inc.+                                       1,030         24,648
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              548,984
                                                                     -----------
   TOBACCO 0.5%
   Altria Group, Inc.                                       7,569        356,046
                                                                     -----------
TOTAL TOBACCO                                                            356,046
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 3,726,155
                                                                     -----------
MATERIALS 3.8%
   CHEMICALS 1.3%
   Dow Chemical Co.                                         4,915        222,060
   Monsanto Co.                                             4,492        163,599
   Rohm & Haas Co.+                                         3,650        156,840
   NL Industries, Inc.                                      6,445        118,008
   OM Group, Inc.*+                                         3,122        114,140
   Octel Corp.                                              3,021         64,166
   Georgia Gulf Corp.                                       1,410         62,872
   Terra Industries, Inc.*+                                 5,035         43,603
   Kronos Worldwide, Inc.                                     947         37,587
   EI Du Pont de Nemours & Co.                                 98          4,194
   NewMarket Corp.*                                           104          2,172
                                                                     -----------
TOTAL CHEMICALS                                                          989,241
                                                                     -----------
   METALS & MINING 1.2%
   Alcoa, Inc.                                              5,580        187,432
   Phelps Dodge Corp.                                       1,870        172,096
   Nucor Corp.+                                             1,680        153,502
   Southern Peru Copper Corp.                               2,620        135,349
   Carpenter Technology Corp.                               2,076         99,108
   Metal Management, Inc.*                                  5,035         91,536
   Steel Dynamics, Inc.+                                      504         19,465
   Century Aluminum Co.*                                      600         16,638
   Oregon Steel Mills, Inc.*                                  504          8,382
   United States Steel Corp.+                                 187          7,035
                                                                     -----------
TOTAL METALS & MINING                                                    890,543
                                                                     -----------
   PAPER & FOREST PRODUCTS 0.9%
   Georgia-Pacific Corp.+                                   4,305        154,765
   Weyerhaeuser Co.                                         2,250        149,580
   MeadWestvaco Corp.                                       4,398        140,296
   Louisiana-Pacific Corp.+                                 4,921        127,700
   Potlatch Corp.+                                          2,618        122,549
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                            694,890
                                                                     -----------
   CONTAINERS & PACKAGING 0.2%
   Longview Fibre Co.                                       6,545         99,811
   Chesapeake Corp.                                         1,309         31,442
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                             131,253
                                                                     -----------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
  CORE EQUITY FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.2%
   Texas Industries, Inc.+                                  2,316    $   119,135
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             119,135
                                                                     -----------
TOTAL MATERIALS                                                        2,825,062
                                                                     -----------
UTILITIES 3.2%
   ELECTRIC UTILITIES 2.2%
   PG&E Corp.*                                              6,170        187,568
   Progress Energy, Inc.+                                   3,931        166,439
   DTE Energy Co.+                                          3,650        153,993
   FirstEnergy Corp.+                                       3,530        145,012
   American Electric Power Co., Inc.+                       4,300        137,428
   Allegheny Energy, Inc.*                                  7,580        120,977
   Pinnacle West Capital Corp.                              2,901        120,392
   PNM Resources, Inc.                                      5,136        115,611
   Idacorp, Inc.                                            3,625        105,343
   El Paso Electric Co.*                                    6,445        103,571
   Texas Genco Holdings, Inc.                               2,177        101,557
   UIL Holding Corp.                                        1,960         96,412
   CenterPoint Energy, Inc.                                 7,000         72,520
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                               1,626,823
                                                                     -----------
   MULTI-UTILITIES 0.8%
   Constellation Energy Group, Inc.+                        3,640        145,018
   Energen Corp.                                            2,430        125,266
   National Fuel Gas Co.                                    4,212        119,326
   NRG Energy, Inc.*                                        4,117        110,912
   Avista Corp.                                             5,639        102,066
                                                                     -----------
TOTAL MULTI-UTILITIES                                                    602,588
                                                                     -----------
   GAS UTILITIES 0.2%
   KeySpan Corp.+                                           3,743        146,726
                                                                     -----------
TOTAL GAS UTILITIES                                                      146,726
                                                                     -----------
TOTAL UTILITIES                                                        2,376,137
                                                                     -----------
TELECOMMUNICATION SERVICES 1.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
   Verizon Communications, Inc.                             9,929        391,004
   AT&T Corp.+                                              8,748        125,271
   SBC Communications, Inc.                                 4,620        119,889
   North Pittsburgh Systems, Inc.                           4,632         95,929
   BellSouth Corp.                                            983         26,659
   PTEK Holdings, Inc.*                                     2,004         17,174
   Shenandoah Telecommunications Co.                          519         13,292
                                                                     -----------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                            789,218
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Nextel Communications, Inc. --
      Class A*                                              7,373        175,772
   Spectrasite, Inc.*                                       2,620        121,830
   U.S. Cellular Corp.*                                     2,620        113,053
   Metrocall Holdings, Inc.*+                                 504         32,684
   Arch Wireless, Inc. -- Class A*                            907         26,058
   @Road, Inc.*                                             4,431         18,699
                                                                     -----------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                            488,096
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                       1,277,314
                                                                     -----------

TOTAL COMMON STOCKS
   (Cost $56,223,584)                                                 59,867,776
                                                                     -----------

                                                            FACE
                                                          AMOUNT
                                                          ------

REPURCHASE AGREEMENTS 17.7%

Repurchase Agreement (Note 5)
  1.72% due 10/01/04                                 $    77,786         77,786
  1.71% due 10/01/04                                   6,499,427      6,499,427
  1.70% due 10/01/04                                   6,499,427      6,499,427
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,076,640)                                                13,076,640
                                                                   ------------
SECURITIES LENDING COLLATERAL 9.1%
Investment in Securities Lending Short Term
Investment Portfolio Held By
   U.S. Bank (Note 8)                                  6,737,564      6,737,564
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,737,564)                                                  6,737,564
                                                                   ------------
TOTAL INVESTMENTS 108.1%
   (Cost $76,037,788)                                              $ 79,681,980
                                                                   ============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.1)%                                           $ (6,003,414)
                                                                   ============
NET ASSETS - 100.0%                                                $ 73,678,566

--------------------------------------------------------------------------------

                                              See Notes to Financial Statements.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                       CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2004 Russell 2000 Index Futures
  Contracts
    (Aggregate Market Value of
     Contracts $4,005,750)                                    14       $ 24,126
December 2004 S&P MidCap 400 Index
  Futures Contracts
  (Aggregate Market Value of
    Contracts $4,453,500)                                     15         15,376
December 2004 S&P 500 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $5,293,875)                                      95        (49,535)
                                                                       --------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $13,753,125)                                              $(10,033)
                                                                       ========

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.0%

INDUSTRIALS 23.8%
   BUILDING PRODUCTS 8.3%
   Masco Corp.+                                            93,800    $ 3,238,914
   American Standard Cos., Inc.*                           57,100      2,221,761
   Simpson Manufacturing Co., Inc.+                        14,500        916,400
   York International Corp.+                               23,699        748,651
   Lennox International, Inc.                              45,199        675,273
   USG Corp.*+                                             36,800        670,864
   NCI Building Systems, Inc.*                             19,000        606,100
   Griffon Corp.*+                                         28,600        603,460
                                                                    ------------
TOTAL BUILDING PRODUCTS                                                9,681,423
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS 7.9%
   W.W. Grainger, Inc.                                     41,700      2,404,005
   Fastenal Co.+                                           34,200      1,969,920
   MSC Industrial Direct Co. -- Class A                    48,900      1,666,512
   Hughes Supply, Inc.                                     43,200      1,299,024
   Applied Industrial Technologies, Inc.                   24,800        886,352
   Watsco, Inc.                                            29,500        885,885
                                                                    ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 9,111,698
                                                                    ------------
   AEROSPACE & DEFENSE 7.6%
   United Technologies Corp.                               12,400      1,157,912
   Boeing Co.+                                             21,700      1,120,154
   Honeywell International, Inc.                           26,400        946,704
   Lockheed Martin Corp.                                   14,600        814,388
   General Dynamics Corp.                                   7,700        786,170
   Raytheon Co.+                                           18,900        717,822
   Northrop Grumman Corp.+                                 13,100        698,623
   L-3 Communications Holdings, Inc.                        7,600        509,200
   Rockwell Collins, Inc.                                  11,800        438,252
   Precision Castparts Corp.+                               5,500        330,275
   Goodrich Corp.                                          10,000        313,600
   United Defense Industries, Inc.*                         6,800        271,932
   Empresa Brasileira De Aeronautica SA                    10,300        271,920
   Alliant Techsystems, Inc.*                               3,700        223,850
   Engineered Support Systems, Inc.+                        3,500        159,740
                                                                    ------------
TOTAL AEROSPACE & DEFENSE                                              8,760,542
                                                                    ------------
TOTAL INDUSTRIALS                                                     27,553,663
                                                                    ------------
CONSUMER DISCRETIONARY 17.6%
   HOTELS RESTAURANTS & LEISURE 9.9%
   Carnival Corp.+                                         28,010      1,324,593
   McDonald's Corp.                                        46,220      1,295,547
   Starbucks Corp.*+                                       26,700      1,213,782
   Marriott International, Inc. --
      Class A+                                             16,390        851,624
   Yum! Brands, Inc.+                                      20,740        843,288
   International Game Technology, Inc.                     22,960        825,412
   Starwood Hotels &
      Resorts Worldwide, Inc.+                             16,200        752,004
   Royal Caribbean Cruises Ltd.+                           17,010        741,636
   Hilton Hotels Corp.                                     37,820        712,529
   MGM Mirage, Inc.*                                       12,650        628,073
   Harrah's Entertainment, Inc.+                           10,730        568,475
   Darden Restaurants, Inc.                                20,440        476,661
   Wendy's International, Inc.                             13,260        445,536
   Outback Steakhouse, Inc.                                 8,910        370,032
   Brinker International, Inc.*+                           10,730        334,240
                                                                    ------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    11,383,432
                                                                    ------------
   TEXTILES & APPAREL 7.7%
   Nike, Inc. -- Class B                                   18,600      1,465,680
   Coach, Inc.*                                            22,000        933,240
   VF Corp.                                                16,000        791,200
   Jones Apparel Group, Inc.                               19,800        708,840
   Liz Claiborne, Inc.                                     17,700        667,644
   Polo Ralph Lauren Corp.                                 17,600        640,112
   Fossil, Inc.*                                           16,400        507,416
   Columbia Sportswear Co.*                                 9,000        490,500
   Reebok International Ltd.                               13,300        488,376
   Timberland Co. -- Class A*                               8,300        471,440
   Quiksilver, Inc.*                                       15,100        383,842
   Tommy Hilfiger Corp.*                                   35,700        352,359
   Kellwood Co.                                             9,200        335,340
   Wolverine World Wide, Inc.+                             13,200        332,640
   Warnaco Group, Inc.*                                    14,701        326,803
                                                                    ------------
TOTAL TEXTILES & APPAREL                                               8,895,432
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                          20,278,864
                                                                    ------------
ENERGY 17.3%
   ENERGY EQUIPMENT & SERVICES 8.8%
   Schlumberger Ltd.                                       23,300      1,568,323
   Baker Hughes, Inc.+                                     22,400        979,328
   Halliburton Co.                                         28,400        956,796
   Transocean, Inc.*+                                      24,600        880,188
   BJ Services Co.+                                        13,200        691,812
   GlobalSantaFe Corp.                                     21,700        665,105
   Tenaris SA -- SP ADR                                    13,500        615,465
   Weatherford International Ltd.*                         12,000        612,240
   Smith International, Inc.*+                              9,100        552,643
   Diamond Offshore Drilling+                              16,200        534,438
   ENSCO International, Inc.                               15,900        519,453
   Precision Drilling Corp.*+                               7,600        437,000
   Patterson-UTI Energy, Inc.                              22,500        429,075

                                              See Notes to Financial Statements.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

   Noble Corp.*+                                            8,400    $   377,580
   Nabors Industries Ltd.*+                                 6,700        317,245
                                                                     -----------
TOTAL ENERGY EQUIPMENT & Services                                     10,136,691
                                                                     -----------
   OIL & GAS 8.5%
   Exxon Mobil Corp.                                       29,100      1,406,403
   BP  PLC -- SP ADR                                       18,600      1,070,058
   Total SA -- SP ADR+                                      8,600        878,662
   ChevronTexaco Corp.                                     15,800        847,512
   Royal Dutch Petroleum Co.                               14,300        737,880
   ENI-Ente Nazionale
      Idrocarburi -- SP ADR+                                6,300        707,490
   PetroChina Co. Ltd. -- SP ADR+                          13,100        704,256
   Shell Transport & Trading  Co. PLC --
      SP ADR                                               13,600        605,336
   ConocoPhillips                                           7,000        579,950
   Petroleo Brasiliero SA -- Petrobras+                    13,200        465,300
   China Petroleum & Chemical Corp. --
      SP ADR                                                9,900        406,395
   Occidental Petroleum Corp.                               6,600        369,138
   Repsol YPF SA -- SP ADR                                 16,500        361,680
   EnCana Corp.                                             7,600        351,880
   Imperial Oil Ltd.                                        6,500        336,115
                                                                     -----------
TOTAL OIL & GAS                                                        9,828,055
                                                                     -----------
TOTAL ENERGY                                                          19,964,746
                                                                     -----------
FINANCIALS 14.9%
   CONSUMER FINANCE 7.6%
   American Express Co.                                    46,300      2,382,598
   MBNA Corp.                                              65,000      1,638,000
   SLM Corp.                                               28,000      1,248,800
   Capital One Financial Corp.                             16,200      1,197,180
   Providian Financial Corp.*                              40,300        626,262
   AmeriCredit Corp.*                                      25,800        538,704
   First Marblehead Corp.*                                 10,700        496,480
   MoneyGram International, Inc.                           21,400        365,512
   Cash America International, Inc.                        10,100        247,046
                                                                     -----------
TOTAL CONSUMER FINANCE                                                 8,740,582
                                                                     -----------
   REAL ESTATE 7.3%
   Simon Property Group, Inc.+                             13,300        713,279
   Equity Office Properties Trust+                         25,700        700,325
   Equity Residential                                      20,300        629,300
   Vornado Realty Trust                                     9,500        595,460
   Rouse Co.                                                8,600        575,168
   General Growth Properties, Inc.+                        18,500        573,500
   Plum Creek Timber (REIT) Co., Inc.                      16,100        563,983
   ProLogis                                                15,500        546,220
   Archstone-Smith Trust                                   17,200        544,208
   Public Storage, Inc.+                                   10,800        535,140
   Boston Properties, Inc.                                  9,600        531,744
   KIMCO Realty Corp.                                      10,200        523,260
   Host Marriott Corp.*+                                   35,200        493,856
   Brookfield Properties Corp.                             15,300        493,578
   Duke Realty Corp.                                       14,000        464,800
                                                                     -----------
TOTAL REAL ESTATE                                                      8,483,821
                                                                     -----------
TOTAL FINANCIALS                                                      17,224,403
                                                                     -----------
INFORMATION TECHNOLOGY 9.4%
   INTERNET SOFTWARE & SERVICES 8.9%
   Yahoo!, Inc.*+                                         170,068      5,767,006
   VeriSign, Inc.*+                                        63,630      1,264,964
   WebEx Communications, Inc.*                             35,500        774,610
   EarthLink, Inc.*+                                       66,560        685,568
   Open Text Corp.*+                                       22,860        394,564
   RealNetworks, Inc.*+                                    75,550        352,063
   DoubleClick, Inc.*+                                     53,100        313,821
   PEC Solutions, Inc.*                                    24,380        285,734
   United Online, Inc.*                                    26,750        257,335
   Ariba, Inc.*                                            20,600        192,404
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                    10,288,069
                                                                     -----------
   SOFTWARE 0.5%
   Internet Security Systems, Inc.*+                       31,150        529,550
                                                                     -----------
TOTAL SOFTWARE                                                           529,550
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          10,817,619
                                                                     -----------
CONSUMER STAPLES 7.6%
   PERSONAL PRODUCTS 7.6%
   Gillette Co.                                            70,800      2,955,192
   Avon Products, Inc.+                                    47,800      2,087,904
   Estee Lauder Cos., Inc. -- Class A                      31,800      1,329,240
   Alberto-Culver Co. -- Class B                           18,000        782,640
   Nu Skin Enterprises, Inc.+                              23,800        559,538
   NBTY, Inc.*                                             17,400        375,144
   Chattem, Inc.*                                          11,500        370,875
   Elizabeth Arden, Inc.*                                  14,000        294,840
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                8,755,373
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 8,755,373
                                                                     -----------
HEALTH CARE 7.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 7.4%
   Medtronic, Inc.                                         25,200      1,307,880
   Boston Scientific Corp.*+                               24,300        965,439
   Alcon, Inc.                                              9,400        753,880
   Baxter International, Inc.                              21,800        701,088
   Guidant Corp.+                                          10,100        667,004
   Stryker Corp.                                           13,300        639,464
   Zimmer Holdings, Inc.*                                   7,800        616,512
   Biomet, Inc.+                                           12,300        576,624

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND

                                                                         MARKET
                                                                          VALUE
                                                          SHARES       (NOTE 1)
-------------------------------------------------------------------------------

   Becton Dickinson & Co.                                 10,500   $    542,850
   St. Jude Medical, Inc.*                                 7,100        534,417
   C.R. Bard, Inc.                                         6,800        385,084
   DENTSPLY International, Inc.                            6,600        342,804
   Varian Medical Systems, Inc.*+                          9,700        335,329
   Hillenbrand Industries, Inc.                            4,200        212,226
                                                                   ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                8,580,601
                                                                   ------------
TOTAL HEALTH CARE                                                     8,580,601
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $103,709,626)                                              113,175,269
                                                                   ------------
                                                            FACE
                                                          AMOUNT
                                                          ------

REPURCHASE AGREEMENTS 2.0%
Repurchase Agreement (Note 5)
  1.71% due 10/01/04                                $  2,346,666      2,346,666
                                                                   ------------
Total Repurchase Agreements
   (Cost $2,346,666)                                                  2,346,666
                                                                   ------------

SECURITIES LENDING COLLATERAL 18.1%
Investment in Securities Lending Short Term
Investment Portfolio Held By
   U.S. Bank (Note 8)                                 20,910,274     20,910,274
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $20,910,274)                                                20,910,274
                                                                   ------------
TOTAL INVESTMENTS 118.1%
   (Cost $126,966,566)                                             $136,432,209
                                                                   ============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.1)%                                          $(20,867,942)
                                                                   ============
NET ASSETS - 100.0%                                                $115,564,267

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004 -- SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

REIT -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2004
--------------------------------------------------------------------------------

                                                               CORE           SECTOR
                                                             EQUITY         ROTATION
                                                               FUND             FUND
------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)             $ 79,681,980    $ 136,432,209
Segregated Cash with Broker                                 682,000               --
Cash in Custodian Bank                                          171            4,543
Receivable for Futures Contracts Settlement (Note 1)         25,163               --
Receivable for Securities Sold (Note 1)                          --        8,775,349
Receivable for Shares Purchased                              69,516          508,369
Investment Income Receivable (Note 1)                        67,559          118,137
Other Assets                                                 20,140               --
------------------------------------------------------------------------------------
   TOTAL ASSETS                                          80,546,529      145,838,607
====================================================================================

LIABILITIES
Payable upon Return of  Securities Loaned (Note 8)        6,737,564       20,910,274
Payable for Securities Purchased (Note 1)                        --        8,734,642
Liability for Shares Redeemed                                44,627          464,494
Investment Advisory Fee Payable (Note 3)                     37,890           84,003
Transfer Agent Fee Payable (Note 3)                          14,001           23,334
Distribution and Service Fee Payable (Note 3)                 7,386           12,794
Portfolio Accounting Fee Payable (Note 3)                     5,601            9,334
Custody Fees Payable                                          2,239            2,571
Other Liabilities                                            18,655           32,894
------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      6,867,963       30,274,340
------------------------------------------------------------------------------------
NET ASSETS                                             $ 73,678,566    $ 115,564,267
====================================================================================

ANALYSIS OF NET ASSETS
Paid-In Capital                                        $ 65,961,825    $ 122,785,774
Undistributed Net Investment Loss                          (152,547)        (460,637)
Accumulated Net Realized Gain (Loss) on Investments,
   and Futures Contracts                                  4,235,129      (16,226,513)
Net Unrealized Appreciation on Investments,
   and Futures Contracts                                  3,634,159        9,465,643
------------------------------------------------------------------------------------
NET ASSETS                                             $ 73,678,566    $ 115,564,267
====================================================================================
   A-Class                                             $    567,622    $   1,646,976
   C-Class                                               27,707,697       51,358,846
   H-Class                                               45,403,247       62,558,445

SHARES OUTSTANDING
   A-Class                                                   39,781          163,807
   C-Class                                                1,972,971        5,201,794
   H-Class                                                3,182,171        6,218,855

NET ASSET VALUES
   A-Class                                             $      14.27    $       10.05
   A-Class Maximum Offering Price Per Share**                 14.98            10.55
   C-Class                                                    14.04             9.87
   H-Class                                                    14.27            10.06

*     THE COST OF SECURITIES AT VALUE IS $76,037,788 AND $126,966,566,
      RESPECTIVELY.


**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2004
--------------------------------------------------------------------------------

                                                                  CORE         SECTOR
                                                                EQUITY       ROTATION
                                                                  FUND           FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                          $    31,485    $    10,678
Interest from Securities Lending, net (Note 8)                   3,136         10,576
Dividends, Net of Foreign Tax Withheld* (Note 1)               419,886        745,880
-------------------------------------------------------------------------------------
   Total Income                                                454,507        767,134
=====================================================================================

EXPENSES
Advisory Fees (Note 3)                                         262,699        560,520
Transfer Agent and Administrative Fees (Note 3)                 82,517        155,700
Distribution & Service Fees (Note 3):
   A-Class                                                         324          1,395
   C-Class                                                     126,282        261,307
   H-Class                                                      50,623         88,978
Accounting Fees (Note 3)                                        33,007         62,280
Trustees' Fees                                                   1,035          1,998
Custodian Fees                                                   8,554         16,857
Miscellaneous                                                   42,013         78,736
-------------------------------------------------------------------------------------
   Total Expenses                                              607,054      1,227,771
-------------------------------------------------------------------------------------
Net Investment Loss                                           (152,547)      (460,637)
=====================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                        2,382,573     (2,657,116)
Futures Contracts                                             (591,433)            --
-------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                            1,791,140     (2,657,116)
-------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                       (3,197,805)    (3,696,520)
Futures Contracts                                              (59,936)            --
-------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)        (3,257,741)    (3,696,520)
-------------------------------------------------------------------------------------
Net Loss on Investments                                     (1,466,601)    (6,353,636)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                 $(1,619,148)   $(6,814,273)
=====================================================================================


*     NET OF FOREIGN TAX WITHHELD OF $0 WITH AND $29,011, REPECTIVELY.

                                              See Notes to Financial Statements.


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          CORE EQUITY FUND               SECTOR ROTATION FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                       PERIOD            PERIOD          PERIOD             PERIOD
                                                                        ENDED             ENDED           ENDED              ENDED
                                                                SEPTEMBER 30,         MARCH 31,   SEPTEMBER 30,          MARCH 31,
                                                                        2004+              2004           2004+               2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                              $   (152,547)     $   (180,888)  $    (460,637)     $  (1,091,423)
Net Realized Gain (Loss) on Investments and Futures Contracts       1,791,140         8,570,734      (2,657,116)        10,606,545
Net Change in Unrealized Appreciation (Depreciation)
   on Investments and Futures Contracts                            (3,257,741)        6,754,941      (3,696,520)        13,042,404
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (1,619,148)       15,144,787      (6,814,273)        22,557,526
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                                 --                --              --                 --
   C-Class                                                                 --            (1,058)             --                 --
   H-Class                                                                 --            (2,308)             --                 --
Realized Gain On Investment
   A-Class                                                                 --                --              --                 --
   C-Class                                                                 --          (156,031)             --                 --
   H-Class                                                                 --          (340,409)             --                 --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                     --          (499,806)             --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                          1,451,631             1,000*      2,913,491              4,838*
   C-Class                                                         10,171,873        19,137,844      13,362,678         48,453,171
   H-Class                                                         33,273,590        92,881,600      30,430,852        100,363,947
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                                 --                --              --                 --
   C-Class                                                                 --           149,346              --                 --
   H-Class                                                                 --           288,340              --                 --
COST OF SHARES REDEEMED
   A-Class                                                           (863,139)               --      (1,243,656)                --
   C-Class                                                         (5,883,541)       (5,848,388)    (18,601,398)       (14,627,510)
   H-Class                                                        (29,232,976)      (79,161,454)    (50,356,930)       (63,262,000)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                          8,917,438        27,448,288     (23,494,963)        70,932,446
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                               7,298,290        42,093,269     (30,309,236)        93,489,972
NET ASSETS--BEGINNING OF PERIOD                                    66,380,276        24,287,007     145,873,503         52,383,531
==================================================================================================================================
NET ASSETS--END OF PERIOD                                        $ 73,678,566      $ 66,380,276   $ 115,564,267      $ 145,873,503
==================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

+     UNAUDITED

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                      NET REALIZED     NET INCREASE
                               NET ASSET      NET          AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                VALUE,    INVESTMENT   UNREALIZED       IN NET AS         FROM NET       FROM NET
                               BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED         TOTAL
                               OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS      INCOME     CAPITAL GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   SEPTEMBER 30, 2004@          $14.44      $  --        $(.17)         $(.17)             $    --       $     --         $   --
   MARCH 31, 2004*               14.44         --           --             --                   --             --             --
CORE EQUITY FUND C-CLASS
   SEPTEMBER 30, 2004@           14.27       (.06)        (.17)          (.23)                  --             --             --
   March 31, 2004                10.11       (.11)        4.38           4.27                   --           (.11)          (.11)
   March 31, 2003*               10.00       (.03)         .14            .11                   --             --             --
CORE EQUITY FUND H-CLASS
   SEPTEMBER 30, 2004@           14.44       (.01)        (.16)          (.17)                  --             --             --
   MARCH 31, 2004                10.15       (.01)        4.41           4.40                   --           (.11)          (.11)
   March 31, 2003*               10.00        .01          .14            .15                   --             --             --
SECTOR ROTATION FUND A-CLASS
   SEPTEMBER 30, 2004@           10.45       (.01)        (.39)          (.40)                  --             --             --
   March 31, 2004*               10.45         --           --             --                   --             --             --
SECTOR ROTATION FUND C-CLASS
   SEPTEMBER 30, 2004@           10.30       (.06)        (.37)          (.43)                  --             --             --
   March 31, 2004                 7.53       (.16)        2.93           2.77                   --             --             --
   March 31, 2003                 9.99       (.07)       (2.39)         (2.46)                  --             --             --
   March 31, 2002*               10.00         --         (.01)          (.01)                  --             --             --
SECTOR ROTATION FUND H-CLASS
   SEPTEMBER 30, 2004@           10.45       (.02)        (.37)          (.39)                  --             --             --
   March 31, 2004                 7.58       (.09)        2.96           2.87                   --             --             --
   March 31, 2003                 9.99       (.01)       (2.40)         (2.41)                  --             --             --
   March 31, 2002*               10.00         --         (.01)          (.01)                  --             --             --

                                                                                      RATIOS TO
                                                                                 AVERAGE NET ASSETS:
                                                                                 -------------------

                                 NET INCREASE     NET ASSET                                  NET                     NET ASSETS,
                                 (DECREASE) IN      VALUE,       TOTAL                    INVESTMENT    PORTFOLIO      END OF
                                  NET ASSET         END OF     INVESTMENT     TOTAL         INCOME       TURNOVER   PERIOD (000'S
                                    VALUE           PERIOD       RETURN      EXPENSES       (LOSS)       RATE***      OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   SEPTEMBER 30, 2004@              $(.17)         $14.27        (1.18)%       1.56%**       0.05%**       122%        $   568
   MARCH 31, 2004*                     --           14.44         0.00%        0.00%**#      0.00%**       226%              1
CORE EQUITY FUND C-CLASS
   SEPTEMBER 30, 2004@               (.23)          14.04        (1.61)%       2.30%**      (0.91)%**      122%         27,708
   March 31, 2004                    4.16           14.27        42.29%        2.24%        (0.87)%        226%         23,811
   March 31, 2003*                    .11           10.11         1.10%        2.41%**      (0.48)%**      123%          5,771
CORE EQUITY FUND H-CLASS
   SEPTEMBER 30, 2004@               (.17)          14.27        (1.18)%       1.55%**      (0.18)%**      122%         45,403
   MARCH 31, 2004                    4.29           14.44        43.41%        1.49%        (0.11)%        226%         42,568
   March 31, 2003*                    .15           10.15         1.50%        1.67%**       0.22%**       123%         18,516
SECTOR ROTATION FUND A-CLASS
   SEPTEMBER 30, 2004@               (.40)          10.05        (3.83)%       1.65%**      (0.31)%**      169%          1,647
   March 31, 2004*                     --           10.45         0.00%        0.00%**#      0.00%**       253%              5
SECTOR ROTATION FUND C-CLASS
   SEPTEMBER 30, 2004@               (.43)           9.87        (4.17)%       2.40%**      (1.15)%**      169%         51,359
   March 31, 2004                    2.77           10.30        36.79%        2.41%        (1.66)%        253%         59,192
   March 31, 2003                   (2.46)           7.53       (24.62)%       2.44%        (0.83)%        451%         17,538
   March 31, 2002*                   (.01)           9.99        (0.10)%       2.44%**      (1.86)%**       --           5,150
SECTOR ROTATION FUND H-CLASS
   SEPTEMBER 30, 2004@               (.39)          10.06        (3.73)%       1.65%**      (0.44)%**      169%         62,558
   March 31, 2004                    2.87           10.45        37.86%        1.66%        (0.88)%        253%         86,677
   March 31, 2003                   (2.41)           7.58       (24.12)%       1.68%        (0.08)%        451%         34,845
   March 31, 2002*                   (.01)           9.99        (0.10)%       1.69%**      (1.13)%**       --          18,055

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002-- SECTOR ROTATION FUND C-CLASS AND H-CLASS; SEPTEMBER 23, 2002-- CORE EQUITY FUND C-CLASS AND H-CLASS; MARCH 31, 2004 -- CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED

                                              See Notes to Financial Statements.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers six separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                              SALES CHARGE       SALES CHARGE
                                                AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                         OFFERING PRICE     AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                                4.75%              4.99%
$100,000 but less than $250,000                   3.75%              3.90%
$250,000 but less than $500,000                   2.75%              2.83%
$500,000 but less than $1,000,000                 1.60%              1.63%
Greater than $1,000,000                           0.00%              0.00%

At September 30, 2004, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds and the Sector Funds are contained in separate reports. As of September 30, 2004, only A-Class, C-Class and H-Class Shares had been issued in the Strategic Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

E. Each Strategic Fund seeks long-term capital appreciation and to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and equity swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

--------------------------------------------------------------------------------

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund. Effective July 1, 2003, the Trustees voted to reduce Core Equity's base management fee to 0.70% of the Fund's average daily net assets and implement a performance adjustment, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30, 2004. At September 30, 2004, the effective management fee was 0.90% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds. Certain officers and trustees of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its A-Class Shares and H-Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Fund's C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to your financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of Rydex Distributors, Inc.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At September 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                             TAX            TAX             NET
                                TAX   UNREALIZED     UNREALIZED      UNREALIZED
FUND                           COST         GAIN           LOSS            GAIN
-------------------------------------------------------------------------------
Core Equity Fund       $ 74,978,264  $ 5,705,565    $(1,011,882)    $ 4,693,683
Sector Rotation Fund    126,208,093   12,385,260     (2,161,144)     10,224,116

5. REPURCHASE AGREEMENTS

The Core Equity Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Benchmark Funds (the OTC Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Inverse Small-Cap Fund, the Inverse Mid-Cap Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio; all included in the Trust, but contained in a separate report). The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of September 30, 2004 are as follows:

COUNTERPARTY            TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE   MATURITY VALUE
------------------------------------------------------------------------------------------
Morgan Stanley, Inc.    1.71% due 10/01/04   $345,000,000   $345,000,000     $345,016,388
Smith Barney            1.70% due 10/01/04    345,000,000    345,000,000      345,016,292
Lehman Brothers, Inc.   1.72% due 10/01/04     49,577,413     49,577,413       49,579,781
------------------------------------------------------------------------------------------
                                                            $739,577,413     $739,612,461
==========================================================================================

As of September 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                   RANGE OF RATES        PAR VALUE     MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Bonds           5.375% - 6.375%     $362,355,000     $396,255,836
U. S. Treasury Notes           1.500% - 3.000%      352,195,369      359,654,816
--------------------------------------------------------------------------------
                                                                    $755,910,652
================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

--------------------------------------------------------------------------------

The Sector Rotation Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Sector Funds (the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; all included in the Trust, but contained in a separate report) and the Dynamic Funds (the Titan Master Portfolio, the Tempest Master Portfolio, the Venture Master Portfolio, the Long Dynamic Dow Master Portfolio, and the Inverse Dynamic Dow Master Portfolio), a separate Trust. The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreement that was executed and outstanding as of September 30, 2004 was as follows:

COUNTERPARTY                   TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE    MATURITY VALUE
-------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.   1.71% due 10/01/04   $303,702,334   $303,702,334      $303,716,760
-------------------------------------------------------------------------------------------------
                                                                   $303,702,334      $303,716,760
-------------------------------------------------------------------------------------------------

As of September 30, 2004, the collateral for the repurchase agreement was as follows:

SECURITY TYPE                   RANGE OF RATES        PAR VALUE     MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Bonds               3.875%          $ 71,245,050     $ 95,713,941
U. S. Treasury Notes           3.500% - 4.250%      185,004,858      214,072,627
--------------------------------------------------------------------------------
                                                                    $309,786,568
================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                      CORE                SECTOR
                                                    EQUITY              ROTATION
                                                      FUND                  FUND
--------------------------------------------------------------------------------
Purchases                                      $74,433,043          $209,206,537
Sales                                          $76,775,021          $229,131,091


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares.

                                                          PURCHASED  THROUGH
                            SHARES PURCHASED             DIVIDEND REINVESTMENT             SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------
                        Period Ended   Period Ended    Period Ended   Period Ended   Period Ended    Period Ended
                        September 30,    March 31,     September 30,    March 31,    September 30,     March 31,
                            2004           2004            2004           2004           2004            2004
------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
      A-Class               104,112             69*          --              --          (64,400)             --
      C-Class               729,870      1,529,068           --          11,280         (425,506)       (442,457)
      H-Class             2,348,669      7,204,234           --          21,566       (2,113,811)     (6,102,086)
SECTOR ROTATION FUND
      A-Class               293,545            463*          --              --         (130,201)             --
      C-Class             1,354,417      4,929,373           --              --       (1,897,572)     (1,513,725)
      H-Class             3,048,319     10,299,134           --              --       (5,121,430)     (6,602,667)


                               NET SHARES
                           PURCHASED (REDEEMED)
-----------------------------------------------------
                      Period Ended    Period Ended
                      September 30,     March 31,
                           2004            2004
-----------------------------------------------------
CORE EQUITY FUND
      A-Class              39,712              69*
      C-Class             304,364       1,097,891
      H-Class             234,858       1,123,714
SECTOR ROTATION FUND
      A-Class             163,344             463*
      C-Class            (543,155)      3,415,648
      H-Class          (2,073,111)      3,696,467

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (41.98%), commercial paper (27.65%), fixed income notes (24.41%), corporate bonds (5.95%) and mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                             CASH     SECURITIES
FUND                                                   COLLATERAL         LOANED
----                                                  -----------    -----------
Core Equity Fund                                      $ 6,737,564    $ 6,518,971
Sector Rotation Fund                                   20,910,274     20,334,577


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                LENGTH OF SERVICE
  NAME, POSITION AND                AS TRUSTEE                    NUMBER OF
    YEAR OF BIRTH                  (YEAR BEGAN)                FUNDS OVERSEEN
-------------------------   -----------------------------    ------------------
CARL G. VERBONCOEUR*         Rydex Series Funds - 2004               100
Trustee, President (1952)   Rydex Variable Trust - 2004
                            Rydex Dynamic Funds - 2004
                              Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                 LENGTH OF SERVICE
  NAME, POSITION AND                AS TRUSTEE                  NUMBER OF
    YEAR OF BIRTH                  (YEAR BEGAN)              FUNDS OVERSEEN
---------------------     -------------------------------   ----------------
COREY A. COLEHOUR            Rydex Series Funds - 1993             100
Trustee (1945)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                   ----------

J. KENNETH DALTON            Rydex Series Funds - 1995             100
Trustee (1941)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                   ----------

JOHN O. DEMARET              Rydex Series Funds - 1997             101
Trustee (1940)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003
                              Rydex Capital Partners
                                Sphinx Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                   ----------

PATRICK T. MCCARVILLE        Rydex Series Funds - 1997             100
Trustee (1942)              Rydex Variable Trust - 1998
                            Rydex Dynamic Funds - 1999
                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                   ----------


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                              LENGTH OF SERVICE
NAME, POSITION AND                AS TRUSTEE                   NUMBER OF
  YEAR OF BIRTH                  (YEAR BEGAN)                FUNDS OVERSEEN
-------------------       ------------------------         -----------------
ROGER SOMERS               Rydex Series Funds - 1993               100
Trustee (1944)            Rydex Variable Trust - 1998
                          Rydex Dynamic Funds - 1999
                            Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                                       PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                                          DURING PAST FIVE YEARS
     ---------------------                                     ----------------------
NICK BONOS*                             Vice President and Treasurer of Rydex Series Funds, Rydex Variable
Vice President and Treasurer (1963)     Trust, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Capital
                                        Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex
                                        Fund Services, Inc., 2003 to present; Vice President of Accounting of
                                        Rydex Fund Services, Inc., 2000 to 2003; Vice President of Mutual Fund
                                        Services, State Street Corp., 1997 to 1999.


MICHAEL P. BYRUM*                       Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
Vice President and Secretary (1970)     Dynamic Funds, 2004 to present; Vice President of Rydex Series Funds,
                                        1997 to present; Vice President of Rydex Variable Trust, 1998 to present;
                                        Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex
                                        Capital Partners SPhinX Fund, 2003 to present; President of Rydex
                                        Global Advisors, 2004 to present; Chief Operating Officer of Rydex
                                        Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and
Chief Compliance Officer and            Rydex Dynamic Funds, 2004 to present; Assistant Secretary of Rydex
Assistant Secretary (1967)              Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds, 2000 to
                                        present; Assistant Secretary of Rydex ETF Trust, 2002 to present.
                                        Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present.Vice
                                        President of Compliance of Rydex Fund Services, Inc., 2000 to present;
                                        Vice President Fund Administration, Chase Global Funds Services Co., a
                                        division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[RydexInvestments LOGO]
    Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexinvestments.com



ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 29, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.

ITEM 11. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.:

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX SERIES FUNDS

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                                Carl G. Verboncoeur, Principal Executive Officer

Date     NOVEMBER 29, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                                Carl G. Verboncoeur, Principal Executive Officer

Date     NOVEMBER 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*   /S/ NICK BONOS
                         ----------------------------------------------
                                Nick Bonos, Vice President & Treasurer

Date     NOVEMBER 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.